UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08239

ProFunds

(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000

Bethesda, MD 20814

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (240) 497-6400

Date of fiscal year end: July 31

Date of reporting period: October 31, 2008

Item 1.	Schedule of Investments.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks (77.1%)
3M Co. (Miscellaneous Manufacturing)	3,120	$200,616
Abbott Laboratories (Pharmaceuticals)	6,864	378,550
Abercrombie & Fitch Co. - Class A (Retail)	384	11,121
Adobe Systems, Inc.* (Software)	2,376	63,297
Advanced Micro Devices, Inc.* (Semiconductors)	2,712	9,492
Aetna, Inc. (Healthcare - Services)	2,112	52,525
Affiliated Computer Services, Inc. - Class A* (Computers)	432	17,712
AFLAC, Inc. (Insurance)	2,112	93,519
Agilent Technologies, Inc.* (Electronics)	1,584	35,149
Air Products & Chemicals, Inc. (Chemicals)	936	54,410
AK Steel Holding Corp. (Iron/Steel)	504	7,016
Akamai Technologies, Inc.* (Internet)	744	10,699
Alcoa, Inc. (Mining)	3,624	41,712
Allegheny Energy, Inc. (Electric)	744	22,432
Allegheny Technologies, Inc. (Iron/Steel)	456	12,102
Allergan, Inc. (Pharmaceuticals)	1,368	54,269
Allied Waste Industries, Inc.* (Environmental Control)	1,512	15,755
Allstate Corp. (Insurance)	2,424	63,969
Altera Corp. (Semiconductors)	1,344	23,318
Altria Group, Inc. (Agriculture)	9,192	176,394
Amazon.com, Inc.* (Internet)	1,416	81,052
Ameren Corp. (Electric)	936	30,373
American Capital, Ltd. (Investment Companies)	912	12,814
American Electric Power, Inc. (Electric)	1,800	58,734
American Express Co. (Diversified Financial Services)	5,160	141,900
American International Group, Inc. (Insurance)	11,976	22,874
American Tower Corp.* (Telecommunications)	1,752	56,607
Ameriprise Financial, Inc. (Diversified Financial Services)	960	20,736
AmerisourceBergen Corp. (Pharmaceuticals)	696	21,764
Amgen, Inc.* (Biotechnology)	4,728	283,160
Amphenol Corp. - Class A (Electronics)	768	22,003
Anadarko Petroleum Corp. (Oil & Gas)	2,088	73,706
Analog Devices, Inc. (Semiconductors)	1,296	27,683
Anheuser-Busch Cos., Inc. (Beverages)	3,216	199,488
AON Corp. (Insurance)	1,248	52,790
Apache Corp. (Oil & Gas)	1,488	122,507
Apartment Investment and Management Co. - Class A (REIT)	394	5,764
Apollo Group, Inc. - Class A* (Commercial Services)	480	33,365
Apple Computer, Inc.* (Computers)	3,960	426,056
Applied Biosystems, Inc. (Electronics)	744	22,938
Applied Materials, Inc. (Semiconductors)	5,976	77,150
Archer-Daniels-Midland Co. (Agriculture)	2,880	59,702
Ashland, Inc. (Chemicals)	264	5,964
Assurant, Inc. (Insurance)	528	13,453
AT&T, Inc. (Telecommunications)	26,256	702,873
Autodesk, Inc.* (Software)	1,008	21,480
Automatic Data Processing, Inc. (Software)	2,280	79,686
AutoNation, Inc.* (Retail)	480	3,298
AutoZone, Inc.* (Retail)	192	24,440
Avalonbay Communities, Inc. (REIT)	336	23,863
Avery Dennison Corp. (Household Products/Wares)	480	16,810
Avon Products, Inc. (Cosmetics/Personal Care)	1,896	47,078
Baker Hughes, Inc. (Oil & Gas Services)	1,368	47,812
Ball Corp. (Packaging & Containers)	432	14,774
Bank of America Corp. (Banks)	21,672	523,812
Bank of New York Mellon Corp. (Banks)	5,112	166,651
Bard (C.R.), Inc. (Healthcare - Products)	432	38,124
Barr Pharmaceuticals, Inc.* (Pharmaceuticals)	480	30,845
Baxter International, Inc. (Healthcare - Products)	2,808	169,856
BB&T Corp. (Banks)	2,448	87,761
Becton, Dickinson & Co. (Healthcare - Products)	1,080	74,952
Bed Bath & Beyond, Inc.* (Retail)	1,152	29,687
Bemis Co., Inc. (Packaging & Containers)	456	11,327
Best Buy Co., Inc. (Retail)	1,512	40,537
Big Lots, Inc.* (Retail)	360	8,795
Biogen Idec, Inc.* (Biotechnology)	1,296	55,145
BJ Services Co. (Oil & Gas Services)	1,320	16,962
Black & Decker Corp. (Hand/Machine Tools)	264	13,364
BMC Software, Inc.* (Software)	840	21,689
Boeing Co. (Aerospace/Defense)	3,288	171,864
Boston Properties, Inc. (REIT)	528	37,425
Boston Scientific Corp.* (Healthcare - Products)	6,696	60,465
Bristol-Myers Squibb Co. (Pharmaceuticals)	8,832	181,498
Broadcom Corp. - Class A* (Semiconductors)	1,968	33,613
Brown-Forman Corp. (Beverages)	445	20,203
Burlington Northern Santa Fe Corp. (Transportation)	1,248	111,147
C.H. Robinson Worldwide, Inc. (Transportation)	768	39,767
CA, Inc. (Software)	1,752	31,186
Cabot Oil & Gas Corp. (Oil & Gas)	456	12,800
Cameron International Corp.* (Oil & Gas Services)	960	23,290
Campbell Soup Co. (Food)	936	35,521
Capital One Financial Corp. (Diversified Financial Services)	1,680	65,722
Cardinal Health, Inc. (Pharmaceuticals)	1,608	61,426

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
Carnival Corp. - Class AADR (Leisure Time)	1,944	$49,378
Caterpillar, Inc. (Machinery - Construction & Mining)	2,712	103,517
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	768	5,384
CBS Corp. - Class B (Media)	3,024	29,363
Celgene Corp.* (Biotechnology)	2,016	129,548
CenterPoint Energy, Inc. (Electric)	1,512	17,418
Centex Corp. (Home Builders)	552	6,762
CenturyTel, Inc. (Telecommunications)	456	11,450
CF Industries Holdings, Inc. (Chemicals)	240	15,406
Chesapeake Energy Corp. (Oil & Gas)	2,328	51,146
ChevronTexaco Corp. (Oil & Gas)	9,168	683,933
Chubb Corp. (Insurance)	1,608	83,327
Ciena Corp.* (Telecommunications)	408	3,921
CIGNA Corp. (Insurance)	1,224	19,951
Cincinnati Financial Corp. (Insurance)	720	18,713
Cintas Corp. (Textiles)	600	14,220
Cisco Systems, Inc.* (Telecommunications)	26,328	467,849
CIT Group, Inc. (Diversified Financial Services)	1,272	5,266
Citigroup, Inc. (Diversified Financial Services)	24,264	331,204
Citrix Systems, Inc.* (Software)	816	21,028
Clorox Co. (Household Products/Wares)	624	37,945
CME Group, Inc. (Diversified Financial Services)	288	81,259
CMS Energy Corp. (Electric)	1,008	10,332
Coach, Inc.* (Apparel)	1,512	31,147
Coca-Cola Co. (Beverages)	8,856	390,195
Coca-Cola Enterprises, Inc. (Beverages)	1,416	14,231
Cognizant Technology Solutions Corp.* (Computers)	1,296	24,883
Colgate-Palmolive Co. (Cosmetics/Personal Care)	2,256	141,587
Comcast Corp. - Special Class A (Media)	13,008	205,006
Comerica, Inc. (Banks)	672	18,540
Computer Sciences Corp.* (Computers)	672	20,268
Compuware Corp.* (Software)	1,128	7,197
ConAgra Foods, Inc. (Food)	2,016	35,119
ConocoPhillips (Oil & Gas)	6,768	352,071
CONSOL Energy, Inc. (Coal)	816	25,614
Consolidated Edison, Inc. (Electric)	1,224	53,024
Constellation Brands, Inc.* (Beverages)	864	10,835
Constellation Energy Group, Inc. (Electric)	792	19,174
Convergys Corp.* (Commercial Services)	552	4,245
Cooper Industries, Ltd. - Class AADR (Miscellaneous Manufacturing)	768	23,770
Corning, Inc. (Telecommunications)	7,032	76,157
Costco Wholesale Corp. (Retail)	1,944	110,827
Coventry Health Care, Inc.* (Healthcare - Services)	672	8,864
Covidien, Ltd.ADR (Healthcare - Products)	2,232	98,855
CSX Corp. (Transportation)	1,824	83,393
Cummins, Inc. (Machinery - Diversified)	912	23,575
CVS Corp. (Retail)	6,408	196,405
D.R. Horton, Inc. (Home Builders)	1,224	9,033
Danaher Corp. (Miscellaneous Manufacturing)	1,128	66,823
Darden Restaurants, Inc. (Retail)	624	13,834
DaVita, Inc.* (Healthcare - Services)	456	25,878
Dean Foods Co.* (Food)	672	14,690
Deere & Co. (Machinery - Diversified)	1,896	73,110
Dell, Inc.* (Computers)	7,776	94,478
Developers Diversified Realty Corp. (REIT)	528	6,954
Devon Energy Corp. (Oil & Gas)	1,968	159,132
DIRECTV Group, Inc.* (Media)	2,568	56,214
Discover Financial Services (Diversified Financial Services)	2,136	26,166
Dominion Resources, Inc. (Electric)	2,592	94,038
Dover Corp. (Miscellaneous Manufacturing)	840	26,687
Dr. Pepper Snapple Group, Inc.* (Beverages)	1,128	25,831
DTE Energy Co. (Electric)	720	25,416
Duke Energy Corp. (Electric)	5,640	92,383
Dynegy, Inc. - Class A* (Electric)	2,256	8,212
E* TRADE Financial Corp.* (Diversified Financial Services)	2,400	4,368
E.I. du Pont de Nemours & Co. (Chemicals)	4,032	129,024
Eastman Chemical Co. (Chemicals)	336	13,571
Eastman Kodak Co. (Miscellaneous Manufacturing)	1,296	11,897
Eaton Corp. (Miscellaneous Manufacturing)	744	33,182
eBay, Inc.* (Internet)	4,872	74,395
Ecolab, Inc. (Chemicals)	792	29,510
Edison International (Electric)	1,464	52,104
El Paso Corp. (Pipelines)	3,120	30,264
Electronic Arts, Inc.* (Software)	1,416	32,256
Eli Lilly & Co. (Pharmaceuticals)	4,464	150,972
Embarq Corp. (Telecommunications)	624	18,720
EMC Corp.* (Computers)	9,240	108,847
Emerson Electric Co. (Electrical Components & Equipment)	3,456	113,115
Ensco International, Inc. (Oil & Gas)	648	24,630
Entergy Corp. (Electric)	864	67,435
EOG Resources, Inc. (Oil & Gas)	1,104	89,336
Equifax, Inc. (Commercial Services)	576	15,022
Equity Residential Properties Trust (REIT)	1,200	41,916
Exelon Corp. (Electric)	2,928	158,815
Expedia, Inc.* (Internet)	936	8,901
Expeditors International of Washington, Inc. (Transportation)	960	31,344
Express Scripts, Inc.* (Pharmaceuticals)	1,104	66,913
Exxon Mobil Corp. (Oil & Gas)	23,160	1,716,619
Family Dollar Stores, Inc. (Retail)	624	16,792

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
Fastenal Co. (Distribution/Wholesale)	576	$23,190
Federated Investors, Inc. - Class B (Diversified Financial Services)	384	9,293
FedEx Corp. (Transportation)	1,392	90,995
Fidelity National Information Services, Inc. (Software)	840	12,676
Fifth Third Bancorp (Banks)	2,568	27,863
First Horizon National Corp. (Banks)	906	10,790
FirstEnergy Corp. (Electric)	1,368	71,355
Fiserv, Inc.* (Software)	720	24,019
Flowserve Corp. (Machinery - Diversified)	288	16,393
Fluor Corp. (Engineering & Construction)	792	31,625
Ford Motor Co.* (Auto Manufacturers)	10,080	22,075
Forest Laboratories, Inc.* (Pharmaceuticals)	1,368	31,779
Fortune Brands, Inc. (Household Products/Wares)	672	25,630
FPL Group, Inc. (Electric)	1,824	86,166
Franklin Resources, Inc. (Diversified Financial Services)	672	45,696
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	1,704	49,586
Frontier Communications Corp. (Telecommunications)	1,416	10,776
GameStop Corp. - Class A* (Retail)	720	19,721
Gannett Co., Inc. (Media)	1,008	11,088
General Dynamics Corp. (Aerospace/Defense)	1,776	107,128
General Electric Co. (Miscellaneous Manufacturing)	46,440	906,044
General Growth Properties, Inc. (REIT)	1,008	4,173
General Mills, Inc. (Food)	1,488	100,797
General Motors Corp. (Auto Manufacturers)	2,520	14,566
Genuine Parts Co. (Distribution/Wholesale)	720	28,332
Genworth Financial, Inc. - Class A (Diversified Financial Services)	1,920	9,293
Genzyme Corp.* (Biotechnology)	1,200	87,456
Gilead Sciences, Inc.* (Pharmaceuticals)	4,104	188,168
Goodrich Corp. (Aerospace/Defense)	552	20,181
Google, Inc. - Class A* (Internet)	1,056	379,484
H & R Block, Inc. (Commercial Services)	1,464	28,870
Halliburton Co. (Oil & Gas Services)	3,912	77,418
Harley-Davidson, Inc. (Leisure Time)	1,056	25,851
Harman International Industries, Inc. (Home Furnishings)	264	4,850
Harris Corp. (Telecommunications)	600	21,570
Hartford Financial Services Group, Inc. (Insurance)	1,344	13,870
Hasbro, Inc. (Toys/Games/Hobbies)	552	16,047
HCP, Inc. (REIT)	1,128	33,761
Heinz (H.J.) Co. (Food)	1,392	60,997
Hercules, Inc. (Chemicals)	504	8,472
Hess Corp. (Oil & Gas)	1,272	76,587
Hewlett-Packard Co. (Computers)	10,920	418,018
Home Depot, Inc. (Retail)	7,560	178,340
Honeywell International, Inc. (Miscellaneous Manufacturing)	3,312	100,850
Hospira, Inc.* (Pharmaceuticals)	720	20,030
Host Marriott Corp. (REIT)	2,304	23,823
Hudson City Bancorp, Inc. (Savings & Loans)	2,328	43,790
Humana, Inc.* (Healthcare - Services)	744	22,015
Huntington Bancshares, Inc. (Banks)	1,632	15,422
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,776	59,301
IMS Health, Inc. (Software)	816	11,701
Ingersoll-Rand Co. - Class AADR (Miscellaneous Manufacturing)	1,416	26,125
Integrys Energy Group, Inc. (Electric)	336	15,994
Intel Corp. (Semiconductors)	25,056	400,896
IntercontinentalExchange, Inc.* (Diversified Financial Services)	336	28,748
International Business Machines Corp. (Computers)	6,048	562,283
International Flavors & Fragrances, Inc. (Chemicals)	360	11,477
International Game Technology (Entertainment)	1,392	19,488
International Paper Co. (Forest Products & Paper)	1,896	32,649
Interpublic Group of Cos., Inc.* (Advertising)	2,112	10,961
Intuit, Inc.* (Software)	1,440	36,086
Intuitive Surgical, Inc.* (Healthcare - Products)	168	29,029
Invesco, Ltd.ADR (Diversified Financial Services)	1,728	25,764
ITT Industries, Inc. (Miscellaneous Manufacturing)	816	36,312
J.C. Penney Co., Inc. (Retail)	984	23,537
J.P. Morgan Chase & Co. (Diversified Financial Services)	15,312	631,620
Jabil Circuit, Inc. (Electronics)	936	7,872
Jacobs Engineering Group, Inc.* (Engineering & Construction)	552	20,109
Janus Capital Group, Inc. (Diversified Financial Services)	720	8,453
JDS Uniphase Corp.* (Telecommunications)	960	5,242
Johnson & Johnson (Healthcare - Products)	12,456	764,051
Johnson Controls, Inc. (Auto Parts & Equipment)	2,640	46,807
Jones Apparel Group, Inc. (Apparel)	360	4,000
Juniper Networks, Inc.* (Telecommunications)	2,424	45,426
KB Home (Home Builders)	336	5,608
Kellogg Co. (Food)	1,128	56,874
KeyCorp (Banks)	2,208	27,004
Kimberly-Clark Corp. (Household Products/Wares)	1,848	113,264
Kimco Realty Corp. (REIT)	1,008	22,761
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,104	9,704
KLA -Tencor Corp. (Semiconductors)	768	17,856
Kohls Corp.* (Retail)	1,368	48,058
Kraft Foods, Inc. (Food)	6,768	197,219
Kroger Co. (Food)	2,928	80,403

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
L-3 Communications Holdings, Inc. (Aerospace/Defense)	552	$44,806
Laboratory Corp. of America Holdings* (Healthcare - Services)	504	30,991
Legg Mason, Inc. (Diversified Financial Services)	624	13,847
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	720	12,499
Lender Processing Services, Inc. (Diversified Financial Services)	288	6,644
Lennar Corp. - Class A (Home Builders)	624	4,830
Leucadia National Corp. (Holding Companies - Diversified)	792	21,257
Lexmark International, Inc. - Class A* (Computers)	384	9,919
Limited, Inc. (Retail)	1,272	15,239
Lincoln National Corp. (Insurance)	1,152	19,860
Linear Technology Corp. (Semiconductors)	984	22,317
Liz Claiborne, Inc. (Apparel)	432	3,521
Lockheed Martin Corp. (Aerospace/Defense)	1,488	126,554
Loews Corp. (Insurance)	1,608	53,402
Lorillard, Inc. (Agriculture)	768	50,580
Lowe’s Cos., Inc. (Retail)	6,528	141,658
LSI Logic Corp.* (Semiconductors)	2,880	11,088
M&T Bank Corp. (Banks)	336	27,250
Macy’s, Inc. (Retail)	1,872	23,007
Manitowoc Co. (Machinery - Diversified)	576	5,668
Marathon Oil Corp. (Oil & Gas)	3,144	91,490
Marriott International, Inc. - Class A (Lodging)	1,320	27,548
Marsh & McLennan Cos., Inc. (Insurance)	2,280	66,850
Marshall & Ilsley Corp. (Banks)	1,152	20,771
Masco Corp. (Building Materials)	1,608	16,321
Massey Energy Co. (Coal)	384	8,867
MasterCard, Inc. - Class A (Software)	312	46,120
Mattel, Inc. (Toys/Games/Hobbies)	1,608	24,152
MBIA, Inc. (Insurance)	864	8,493
McCormick & Co., Inc. (Food)	576	19,388
McDonald’s Corp. (Retail)	5,016	290,577
McGraw-Hill Cos., Inc. (Media)	1,416	38,005
McKesson Corp. (Commercial Services)	1,224	45,031
MeadWestvaco Corp. (Forest Products & Paper)	768	10,775
Medco Health Solutions, Inc.* (Pharmaceuticals)	2,256	85,615
Medtronic, Inc. (Healthcare - Products)	5,040	203,263
MEMC Electronic Materials, Inc.* (Semiconductors)	1,008	18,527
Merck & Co., Inc. (Pharmaceuticals)	9,552	295,634
Meredith Corp. (Media)	168	3,254
Merrill Lynch & Co., Inc. (Diversified Financial Services)	6,816	126,709
MetLife, Inc. (Insurance)	3,072	102,052
Microchip Technology, Inc. (Semiconductors)	816	20,098
Micron Technology, Inc.* (Semiconductors)	3,384	15,939
Microsoft Corp. (Software)	34,992	781,371
Millipore Corp.* (Biotechnology)	240	12,454
Molex, Inc. (Electrical Components & Equipment)	624	8,992
Molson Coors Brewing Co. - Class B (Beverages)	672	25,106
Monsanto Co. (Agriculture)	2,448	217,823
Monster Worldwide, Inc.* (Internet)	552	7,860
Moody’s Corp. (Commercial Services)	888	22,733
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	4,944	86,372
Motorola, Inc. (Telecommunications)	10,104	54,258
Murphy Oil Corp. (Oil & Gas)	840	42,538
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,368	11,724
Nabors Industries, Ltd.ADR* (Oil & Gas)	1,248	17,946
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	576	18,697
National City Corp. (Banks)	3,384	9,137
National Semiconductor Corp. (Semiconductors)	864	11,379
National-Oilwell Varco, Inc.* (Oil & Gas Services)	1,872	55,954
NetApp, Inc.* (Computers)	1,464	19,808
Newell Rubbermaid, Inc. (Housewares)	1,224	16,830
Newmont Mining Corp. (Mining)	2,040	53,734
News Corp. - Class A (Media)	10,224	108,783
Nicor, Inc. (Gas)	192	8,872
NIKE, Inc. - Class B (Apparel)	1,752	100,968
NiSource, Inc. (Electric)	1,224	15,863
Noble Corp.ADR (Oil & Gas)	1,200	38,652
Noble Energy, Inc. (Oil & Gas)	768	39,798
Nordstrom, Inc. (Retail)	720	13,025
Norfolk Southern Corp. (Transportation)	1,680	100,699
Nortel Networks Corp.ADR* (Telecommunications)	199	249
Northern Trust Corp. (Banks)	984	55,409
Northrop Grumman Corp. (Aerospace/Defense)	1,512	70,898
Novell, Inc.* (Software)	1,536	7,158
Novellus Systems, Inc.* (Semiconductors)	432	6,826
Nucor Corp. (Iron/Steel)	1,416	57,362
NVIDIA Corp.* (Semiconductors)	2,472	21,655
NYSE Euronext (Diversified Financial Services)	1,176	35,492
Occidental Petroleum Corp. (Oil & Gas)	3,648	202,610
Office Depot, Inc.* (Retail)	1,224	4,406
Omnicom Group, Inc. (Advertising)	1,416	41,829
Oracle Corp.* (Software)	17,472	319,563
PACCAR, Inc. (Auto Manufacturers)	1,608	47,018
Pactiv Corp.* (Packaging & Containers)	576	13,571
Pall Corp. (Miscellaneous Manufacturing)	528	13,944
Parker Hannifin Corp. (Miscellaneous Manufacturing)	744	28,845
Patriot Coal Corp.* (Coal)	258	4,084

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
Patterson Cos., Inc.* (Healthcare - Products)	408	$10,335
Paychex, Inc. (Commercial Services)	1,440	41,098
Peabody Energy Corp. (Coal)	1,224	42,240
Pepco Holdings, Inc. (Electric)	888	18,337
PepsiCo, Inc. (Beverages)	6,984	398,158
PerkinElmer, Inc. (Electronics)	528	9,472
Pfizer, Inc. (Pharmaceuticals)	30,048	532,150
PG&E Corp. (Electric)	1,608	58,965
Philip Morris International, Inc. (Commercial Services)	9,192	399,576
Pinnacle West Capital Corp. (Electric)	456	14,432
Pioneer Natural Resources Co. (Oil & Gas)	480	13,358
Pitney Bowes, Inc. (Office/Business Equipment)	936	23,194
Plum Creek Timber Co., Inc. (Forest Products & Paper)	768	28,631
PNC Financial Services Group (Banks)	1,536	102,405
Polo Ralph Lauren Corp. (Apparel)	264	12,453
PPG Industries, Inc. (Chemicals)	720	35,698
PPL Corp. (Electric)	1,680	55,138
Praxair, Inc. (Chemicals)	1,416	92,252
Precision Castparts Corp. (Metal Fabricate/Hardware)	624	40,441
Principal Financial Group, Inc. (Insurance)	1,152	21,876
Procter & Gamble Co. (Cosmetics/Personal Care)	13,536	873,613
Progress Energy, Inc. (Electric)	1,176	46,299
Progress Energy, Inc.CVO* (Electric)	189	0
Progressive Corp. (Insurance)	3,000	42,810
ProLogis (REIT)	1,176	16,464
Prudential Financial, Inc. (Insurance)	1,896	56,880
Public Service Enterprise Group, Inc. (Electric)	2,256	63,506
Public Storage, Inc. (REIT)	552	44,988
Pulte Homes, Inc. (Home Builders)	960	10,694
QLogic Corp.* (Semiconductors)	576	6,924
Qualcomm, Inc. (Telecommunications)	7,320	280,063
Quest Diagnostics, Inc. (Healthcare - Services)	696	32,573
Questar Corp. (Pipelines)	768	26,465
Qwest Communications International, Inc. (Telecommunications)	6,624	18,945
R.R. Donnelley & Sons Co. (Commercial Services)	936	15,510
RadioShack Corp. (Retail)	576	7,292
Range Resources Corp. (Oil & Gas)	696	29,385
Raytheon Co. (Aerospace/Defense)	1,848	94,451
Regions Financial Corp. (Banks)	3,096	34,335
Reynolds American, Inc. (Agriculture)	768	37,601
Robert Half International, Inc. (Commercial Services)	696	13,134
Rockwell Collins, Inc. (Aerospace/Defense)	720	26,806
Rockwell International Corp. (Machinery - Diversified)	648	17,930
Rohm & Haas Co. (Chemicals)	552	38,833
Rowan Cos., Inc. (Oil & Gas)	504	9,143
Ryder System, Inc. (Transportation)	240	9,509
Safeway, Inc. (Food)	1,944	41,349
Salesforce.com, Inc.* (Software)	456	14,118
SanDisk Corp.* (Computers)	1,008	8,961
Sara Lee Corp. (Food)	3,144	35,150
Schering-Plough Corp. (Pharmaceuticals)	7,248	105,024
Schlumberger, Ltd.ADR (Oil & Gas Services)	5,352	276,431
Scripps Networks Interactive - Class A (Entertainment)	408	11,587
Seagate Technology, Inc.*(a) (Computers)	405	0
Sealed Air Corp. (Packaging & Containers)	696	11,776
Sears Holdings Corp.* (Retail)	264	15,243
Sempra Energy (Gas)	1,104	47,019
Sherwin-Williams Co. (Chemicals)	432	24,585
Sigma-Aldrich Corp. (Chemicals)	552	24,211
Simon Property Group, Inc. (REIT)	1,008	67,566
SLM Corp.* (Diversified Financial Services)	2,088	22,279
Smith International, Inc. (Oil & Gas Services)	960	33,101
Snap-on, Inc. (Hand/Machine Tools)	264	9,755
Southern Co. (Electric)	3,432	117,855
Southwest Airlines Co. (Airlines)	3,264	38,450
Southwestern Energy Co.* (Oil & Gas)	1,536	54,712
Sovereign Bancorp, Inc.* (Savings & Loans)	2,424	7,030
Spectra Energy Corp. (Pipelines)	2,736	52,887
Sprint Nextel Corp. (Telecommunications)	12,720	39,814
St. Jude Medical, Inc.* (Healthcare - Products)	1,512	57,501
Staples, Inc. (Retail)	3,168	61,554
Starbucks Corp.* (Retail)	3,264	42,856
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	840	18,934
State Street Corp. (Banks)	1,920	83,232
Stryker Corp. (Healthcare - Products)	1,104	59,020
Sun Microsystems, Inc.* (Computers)	3,360	15,456
Sunoco, Inc. (Oil & Gas)	528	16,104
SunTrust Banks, Inc. (Banks)	1,584	63,582
SuperValu, Inc. (Food)	936	13,329
Symantec Corp.* (Internet)	3,744	47,100
Sysco Corp. (Food)	2,688	70,426
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,152	45,550
Target Corp. (Retail)	3,360	134,803
TECO Energy, Inc. (Electric)	960	11,078
Tellabs, Inc.* (Telecommunications)	1,776	7,530
Tenet Healthcare Corp.* (Healthcare - Services)	1,848	8,094
Teradata Corp.* (Computers)	792	12,189
Teradyne, Inc.* (Semiconductors)	744	3,794
Terex Corp.* (Machinery - Construction & Mining)	432	7,210
Tesoro Petroleum Corp. (Oil & Gas)	624	6,034
Texas Instruments, Inc. (Semiconductors)	5,832	114,074
Textron, Inc. (Miscellaneous Manufacturing)	1,104	19,541

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
The AES Corp.* (Electric)	3,000	$23,910
The Charles Schwab Corp. (Diversified Financial Services)	4,152	79,386
The Dow Chemical Co. (Chemicals)	4,128	110,094
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	504	18,164
The Gap, Inc. (Retail)	2,088	27,019
The Goldman Sachs Group, Inc. (Diversified Financial Services)	1,752	162,060
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,080	9,634
The Hershey Co. (Food)	744	27,707
The New York Times Co. - Class A (Media)	528	5,280
The Pepsi Bottling Group, Inc. (Beverages)	600	13,872
The Stanley Works (Hand/Machine Tools)	360	11,786
The Travelers Companies, Inc. (Insurance)	2,640	112,332
The Williams Cos., Inc. (Pipelines)	2,568	53,851
Thermo Electron Corp.* (Electronics)	1,872	76,003
Tiffany & Co. (Retail)	552	15,152
Time Warner, Inc. (Media)	15,960	161,036
Titanium Metals Corp. (Mining)	384	3,575
TJX Cos., Inc. (Retail)	1,872	50,095
Torchmark Corp. (Insurance)	384	16,040
Total System Services, Inc. (Software)	888	12,201
Transocean, Inc.ADR* (Oil & Gas)	1,416	116,579
Tyco Electronics, Ltd.ADR (Electronics)	2,112	41,057
Tyco International, Ltd.ADR (Miscellaneous Manufacturing)	2,112	53,391
Tyson Foods, Inc. - Class A (Food)	1,344	11,747
U.S. Bancorp (Banks)	7,776	231,803
Union Pacific Corp. (Transportation)	2,280	152,236
Unisys Corp.* (Computers)	1,608	2,444
United Parcel Service, Inc. - Class B (Transportation)	4,488	236,877
United States Steel Corp. (Iron/Steel)	528	19,473
United Technologies Corp. (Aerospace/Defense)	4,296	236,108
UnitedHealth Group, Inc. (Healthcare - Services)	5,424	128,711
UnumProvident Corp. (Insurance)	1,536	24,192
UST, Inc. (Agriculture)	648	43,798
V.F. Corp. (Apparel)	384	21,158
Valero Energy Corp. (Oil & Gas)	2,328	47,910
Varian Medical Systems, Inc.* (Healthcare - Products)	552	25,122
VeriSign, Inc.* (Internet)	864	18,317
Verizon Communications, Inc. (Telecommunications)	12,696	376,690
Viacom, Inc. - Class B* (Media)	2,760	55,807
Vornado Realty Trust (REIT)	600	42,330
Vulcan Materials Co. (Building Materials)	480	26,054
W.W. Grainger, Inc. (Distribution/Wholesale)	288	22,628
Wachovia Corp. (Banks)	9,624	61,690
Wal-Mart Stores, Inc. (Retail)	9,984	557,207
Walgreen Co. (Retail)	4,416	112,431
Walt Disney Co. (Media)	8,376	216,938
Washington Post Co. - Class B (Media)	24	10,243
Waste Management, Inc. (Environmental Control)	2,184	68,206
Waters Corp.* (Electronics)	432	18,922
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	456	11,934
Weatherford International, Ltd.ADR* (Oil & Gas Services)	3,024	51,045
WellPoint, Inc.* (Healthcare - Services)	2,280	88,624
Wells Fargo & Co. (Banks)	14,760	502,578
Western Union Co. (Commercial Services)	3,240	49,442
Weyerhaeuser Co. (Forest Products & Paper)	936	35,774
Whirlpool Corp. (Home Furnishings)	336	15,674
Whole Foods Market, Inc. (Food)	624	6,689
Windstream Corp. (Telecommunications)	1,968	14,780
Wisconsin Energy Corp. (Electric)	504	21,924
Wyeth (Pharmaceuticals)	5,952	191,535
Wyndham Worldwide Corp. (Lodging)	792	6,486
Xcel Energy, Inc. (Electric)	1,992	34,701
Xerox Corp. (Office/Business Equipment)	3,888	31,182
Xilinx, Inc. (Semiconductors)	1,224	22,546
XL Capital, Ltd. - Class AADR (Insurance)	1,392	13,502
XTO Energy, Inc. (Oil & Gas)	2,448	88,006
Yahoo!, Inc.* (Internet)	6,168	79,074
YUM! Brands, Inc. (Retail)	2,088	60,573
Zimmer Holdings, Inc.* (Healthcare - Products)	1,008	46,801
Zions Bancorp (Banks)	504	19,207

TOTAL COMMON STOCKS (Cost $32,638,217)		37,712,228

	Principal Amount
Repurchase Agreements (14.1%)
Deutsche Bank, 0.13%, 11/3/08, dated 10/31/08, with a repurchase price of $3,138,034 (Collateralized by $3,177,000 Federal National Mortgage Association, 5.00%, 3/15/16, market value $3,201,110)	$3,138,000	3,138,000
HSBC, 0.13%, 11/3/08, dated 10/31/08, with a repurchase price of $2,789,030 (Collateralized by $2,881,000 Federal National Mortgage Association, 2.58%‡, 4/27/09, market value $2,845,154)	2,789,000	2,789,000

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	October 31, 2008
(unaudited)

	Principal Amount	Value
Repurchase Agreements, continued
UBS, 0.06%, 11/3/08, dated 10/31/08, with a repurchase price of $1,003,005 (Collateralized by $1,028,000 Federal Home Loan Mortgage Corp., 1.98%‡, 1/12/09, market value $1,023,955)	$1,003,000	$1,003,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,930,000)		6,930,000

TOTAL INVESTMENT SECURITIES (Cost $39,568,217)—91.2%		44,642,228
Net other assets (liabilities) — 8.8%		4,294,952

NET ASSETS — 100.0%		$48,937,180

*	Non-income producing security
(a)	Escrowed security
‡	Represents the effective yield or interest rate in effect at October 31, 2008.
ADR	American Depositary Receipt
CVO	Contingent Value Obligation

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
S&P 500 Futures Contract expiring 12/19/08 (Underlying notional amount at value $12,137,500)	50	$(3,592,725)
Futures Contracts Sold
E-Mini S&P 500 Futures Contract expiring 12/19/08 (Underlying notional amount at value $873,900)	18	(13,281)

Bull ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2008:

Advertising	0.1%
Aerospace/Defense	2.0%
Agriculture	1.3%
Airlines	0.1%
Apparel	0.3%
Auto Manufacturers	0.2%
Auto Parts & Equipment	0.1%
Banks	4.2%
Beverages	2.2%
Biotechnology	1.2%
Building Materials	0.1%
Chemicals	1.3%
Coal	0.2%
Commercial Services	1.4%
Computers	3.5%
Cosmetics/Personal Care	2.2%
Distribution/Wholesale	0.3%
Diversified Financial Services	4.3%
Electric	2.6%
Electrical Components & Equipment	0.2%
Electronics	0.6%
Engineering & Construction	0.1%
Entertainment	NM
Environmental Control	0.1%
Food	1.6%
Forest Products & Paper	0.3%
Gas	0.1%
Hand/Machine Tools	NM
Healthcare - Products	3.5%
Healthcare - Services	1.0%
Holding Companies - Diversified	NM
Home Builders	NM
Home Furnishings	NM
Household Products/Wares	0.4%
Housewares	NM
Insurance	1.6%
Internet	1.5%
Investment Companies	NM
Iron/Steel	0.1%
Leisure Time	0.2%
Lodging	0.1%
Machinery - Construction & Mining	0.2%
Machinery - Diversified	0.3%
Media	1.7%
Metal Fabricate/Hardware	0.1%
Mining	0.3%
Miscellaneous Manufacturing	3.4%
Office/Business Equipment	0.2%
Oil & Gas	8.6%
Oil & Gas Services	1.3%
Packaging & Containers	NM
Pharmaceuticals	4.9%
Pipelines	0.4%
REIT	0.9%
Real Estate	NM
Retail	4.6%
Savings & Loans	0.1%
Semiconductors	1.7%
Software	3.1%
Telecommunications	4.4%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.8%
Other**	22.9%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks (70.8%)
3Com Corp.*(^) (Telecommunications)	3,984	$10,876
99 Cents Only Stores* (Retail)	498	6,076
ACI Worldwide, Inc.* (Software)	332	4,548
Acxiom Corp. (Software)	664	5,219
ADC Telecommunications, Inc.* (Telecommunications)	1,162	7,367
ADTRAN, Inc. (Telecommunications)	581	8,831
Advance Auto Parts, Inc. (Retail)	913	28,486
Advanced Medical Optics, Inc.* (Healthcare - Products)	498	3,073
Advent Software, Inc.* (Software)	166	3,111
Aeropostale, Inc.* (Retail)	664	16,075
Affiliated Managers Group, Inc.* (Diversified Financial Services)	415	19,248
Affymetrix, Inc.* (Biotechnology)	664	2,450
AGCO Corp.* (Machinery - Diversified)	913	28,778
AGL Resources, Inc. (Gas)	747	22,709
Airgas, Inc. (Chemicals)	830	31,839
AirTran Holdings, Inc.* (Airlines)	1,162	4,753
Alaska Air Group, Inc.* (Airlines)	332	8,200
Albemarle Corp. (Chemicals)	913	22,232
Alberto-Culver Co. (Cosmetics/Personal Care)	830	21,356
Alexander & Baldwin, Inc. (Transportation)	415	13,238
Alexandria Real Estate Equities, Inc. (REIT)	332	23,081
Alliance Data Systems Corp.* (Commercial Services)	664	33,306
Alliant Energy Corp. (Electric)	1,079	31,701
Alliant Techsystems, Inc.* (Aerospace/Defense)	332	27,357
AMB Property Corp. (REIT)	996	23,934
American Eagle Outfitters, Inc. (Retail)	2,075	23,074
American Financial Group, Inc. (Insurance)	747	16,979
American Greetings Corp. - Class A (Household Products/Wares)	498	5,817
AmeriCredit Corp.* (Diversified Financial Services)	1,162	6,809
Ametek, Inc. (Electrical Components & Equipment)	1,079	35,877
AnnTaylor Stores Corp.* (Retail)	581	7,303
ANSYS, Inc.* (Software)	913	26,139
Apollo Investment Corp. (Investment Companies)	1,411	18,597
AptarGroup, Inc. (Miscellaneous Manufacturing)	664	20,132
Aqua America, Inc. (Water)	1,328	23,904
Arch Coal, Inc. (Coal)	1,411	30,210
Arrow Electronics, Inc.* (Electronics)	1,162	20,277
Arthur J. Gallagher & Co. (Insurance)	913	22,241
ArvinMeritor, Inc. (Auto Parts & Equipment)	747	4,422
Associated Banc-Corp (Banks)	1,245	27,465
Astoria Financial Corp. (Savings & Loans)	830	15,787
Atmel Corp.* (Semiconductors)	4,399	18,256
Avis Budget Group, Inc.* (Commercial Services)	996	1,633
Avnet, Inc.* (Electronics)	1,494	25,010
Avocent Corp.* (Internet)	415	6,233
BancorpSouth, Inc. (Banks)	747	18,130
Bank of Hawaii Corp. (Banks)	498	25,254
Barnes & Noble, Inc. (Retail)	332	6,268
BE Aerospace, Inc.* (Aerospace/Defense)	996	12,819
Beckman Coulter, Inc. (Healthcare - Products)	581	29,004
Belo Corp. - Class A (Media)	913	1,945
Bill Barrett Corp.* (Oil & Gas)	332	6,773
BJ’s Wholesale Club, Inc.* (Retail)	581	20,451
Black Hills Corp. (Electric)	415	10,479
Blyth, Inc. (Household Products/Wares)	249	2,141
Bob Evans Farms, Inc. (Retail)	332	6,932
Borders Group, Inc. (Retail)	581	1,970
BorgWarner, Inc. (Auto Parts & Equipment)	1,162	26,110
Boyd Gaming Corp. (Lodging)	581	3,951
BRE Properties, Inc. - Class A (REIT)	498	17,335
Brink’s Home Security Holdings, Inc.*(a) (Commercial Services)	50	1,088
Brinker International, Inc. (Retail)	996	9,263
Broadridge Financial Solutions, Inc. (Software)	1,411	17,073
Brown & Brown, Inc. (Insurance)	1,162	23,844
Cabot Corp. (Chemicals)	664	17,563
Cadence Design Systems, Inc.* (Computers)	2,573	10,472
Callaway Golf Co. (Leisure Time)	664	6,945
Camden Property Trust (REIT)	498	16,788
Career Education Corp.* (Commercial Services)	747	11,810
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	581	13,508
Carmax, Inc.* (Retail)	2,158	22,918
Carpenter Technology Corp. (Iron/Steel)	415	7,512
Cathay Bancorp, Inc. (Banks)	498	12,191
Cephalon, Inc.* (Pharmaceuticals)	664	47,622
Cerner Corp.* (Software)	664	24,721
Charles River Laboratories International, Inc.* (Biotechnology)	664	23,791
Cheesecake Factory, Inc.* (Retail)	664	5,843
Chemtura Corp. (Chemicals)	2,407	4,164
Chico’s FAS, Inc.* (Retail)	1,743	5,926
Chipotle Mexican Grill, Inc. - Class A* (Retail)	332	16,849
Church & Dwight, Inc. (Household Products/Wares)	664	39,236
Cimarex Energy Co. (Oil & Gas)	830	33,582
Cincinnati Bell, Inc.* (Telecommunications)	2,324	5,554
City National Corp. (Banks)	415	22,215
Clean Harbors, Inc.* (Environmental Control)	166	10,885
Cliffs Natural Resources, Inc. (Iron/Steel)	1,079	29,122
Coldwater Creek, Inc.* (Retail)	498	1,788
Collective Brands, Inc.* (Retail)	664	8,493
Commerce Bancshares, Inc. (Banks)	581	27,470
Commercial Metals Co. (Metal Fabricate/Hardware)	1,162	12,898

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
Commscope, Inc.* (Telecommunications)	664	$9,767
Community Health Systems, Inc.* (Healthcare - Services)	913	18,716
Comstock Resources, Inc.* (Oil & Gas)	498	24,611
Con-way, Inc. (Transportation)	415	14,127
Copart, Inc.* (Retail)	664	23,174
Corinthian Colleges, Inc.* (Commercial Services)	830	11,852
Corn Products International, Inc. (Food)	747	18,167
Corrections Corp. of America* (Commercial Services)	1,245	23,792
Cousins Properties, Inc. (REIT)	415	6,009
Covance, Inc.* (Healthcare - Services)	664	33,200
Crane Co. (Miscellaneous Manufacturing)	498	8,152
Cree Research, Inc.* (Semiconductors)	913	17,922
Cullen/Frost Bankers, Inc. (Banks)	581	32,519
Cytec Industries, Inc. (Chemicals)	498	14,103
Deluxe Corp. (Commercial Services)	498	6,056
Denbury Resources, Inc.* (Oil & Gas)	2,490	31,648
DENTSPLY International, Inc. (Healthcare - Products)	1,494	45,388
DeVry, Inc. (Commercial Services)	581	32,937
Dick’s Sporting Goods, Inc.* (Retail)	830	12,716
Diebold, Inc. (Computers)	664	19,734
Digital River, Inc.* (Internet)	332	8,227
Dollar Tree, Inc.* (Retail)	913	34,712
Donaldson Co., Inc. (Miscellaneous Manufacturing)	747	26,257
DPL, Inc. (Electric)	1,162	26,505
DreamWorks Animation SKG, Inc. - Class A* (Entertainment)	830	23,323
DST Systems, Inc.* (Computers)	415	16,841
Duke-Weeks Realty Corp. (REIT)	1,494	21,080
Dun & Bradstreet Corp. (Software)	581	42,814
Dycom Industries, Inc.* (Engineering & Construction)	415	3,685
Eaton Vance Corp. (Diversified Financial Services)	1,162	25,564
Edwards Lifesciences Corp.* (Healthcare - Products)	581	30,700
Encore Acquisition Co.* (Oil & Gas)	498	15,513
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,162	21,497
Energen Corp. (Gas)	747	25,077
Energizer Holdings, Inc.* (Electrical Components & Equipment)	581	28,388
Equitable Resources, Inc. (Pipelines)	1,328	46,095
Equity One, Inc. (REIT)	332	5,800
Essex Property Trust, Inc. (REIT)	249	24,228
Everest Re Group, Ltd.ADR* (Insurance)	581	43,401
Exterran Holdings, Inc.* (Oil & Gas Services)	664	14,880
F5 Networks, Inc.* (Internet)	830	20,601
FactSet Research Systems, Inc. (Computers)	415	16,098
Fair Isaac Corp. (Software)	498	7,764
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,245	7,072
Federal Realty Investment Trust (REIT)	581	35,598
Federal Signal Corp. (Miscellaneous Manufacturing)	498	4,238
Ferro Corp. (Chemicals)	415	6,424
Fidelity National Title Group, Inc. - Class A (Insurance)	2,075	18,696
First American Financial Corp. (Insurance)	913	18,634
First Niagara Financial Group, Inc. (Savings & Loans)	1,079	17,016
FirstMerit Corp. (Banks)	830	19,356
FLIR Systems, Inc.* (Electronics)	1,411	45,293
FMC Corp. (Chemicals)	747	32,524
FMC Technologies, Inc.* (Oil & Gas Services)	1,245	43,563
Foot Locker, Inc. (Retail)	1,577	23,056
Forest Oil Corp.* (Oil & Gas)	913	26,669
Foundry Networks, Inc.* (Telecommunications)	1,494	22,186
Frontier Oil Corp. (Oil & Gas)	996	13,157
Furniture Brands International, Inc. (Home Furnishings)	415	2,361
Gartner Group, Inc.* (Commercial Services)	581	10,690
GATX Corp. (Trucking & Leasing)	498	14,218
Gen-Probe, Inc.* (Healthcare - Products)	498	23,436
Gentex Corp. (Electronics)	1,411	13,531
Global Payments, Inc. (Software)	830	33,623
Graco, Inc. (Machinery - Diversified)	581	14,368
Granite Construction, Inc. (Engineering & Construction)	332	11,842
Great Plains Energy, Inc. (Electric)	1,162	22,589
Greif, Inc. - Class A (Packaging & Containers)	332	13,473
GUESS?, Inc. (Apparel)	581	12,648
Hanesbrands, Inc.* (Apparel)	913	15,950
Hanover Insurance Group, Inc. (Insurance)	498	19,546
Hansen Natural Corp.* (Beverages)	747	18,914
Harsco Corp. (Miscellaneous Manufacturing)	830	19,646
Harte-Hanks, Inc. (Advertising)	415	2,913
Hawaiian Electric Industries, Inc. (Electric)	830	22,095
HCC Insurance Holdings, Inc. (Insurance)	1,162	25,634
Health Care REIT, Inc. (REIT)	996	44,332
Health Management Associates, Inc. - Class A* (Healthcare - Services)	2,407	5,055
Health Net, Inc.* (Healthcare - Services)	1,079	13,898
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	913	9,641
Helmerich & Payne, Inc. (Oil & Gas)	1,079	37,020
Henry Schein, Inc.* (Healthcare - Products)	913	42,738
Herman Miller, Inc. (Office Furnishings)	581	12,782
Highwoods Properties, Inc. (REIT)	664	16,480

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
Hill-Rom Holdings, Inc. (Healthcare - Products)	581	$13,224
HNI Corp. (Office Furnishings)	415	7,603
Hologic, Inc.* (Healthcare - Products)	2,573	31,494
Horace Mann Educators Corp. (Insurance)	415	3,303
Hormel Foods Corp. (Food)	664	18,765
Hospitality Properties Trust (REIT)	913	9,267
Hovnanian Enterprises, Inc. - Class A* (Home Builders)	498	2,136
Hubbell, Inc. - Class B (Electrical Components & Equipment)	581	20,840
IDACORP, Inc. (Electric)	415	11,064
IDEX Corp. (Machinery - Diversified)	830	19,239
IDEXX Laboratories, Inc.* (Healthcare - Products)	581	20,445
Imation Corp. (Computers)	332	4,090
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	1,660	22,128
Integrated Device Technology, Inc.* (Semiconductors)	1,660	10,558
International Rectifier Corp.* (Semiconductors)	747	11,534
International Speedway Corp. (Entertainment)	249	7,816
Intersil Corp. - Class A (Semiconductors)	1,245	17,044
Invitrogen Corp.* (Biotechnology)	913	26,285
ITT Educational Services, Inc.* (Commercial Services)	332	29,100
J. Crew Group, Inc.* (Retail)	498	10,085
J.B. Hunt Transport Services, Inc. (Transportation)	830	23,597
Jack Henry & Associates, Inc. (Computers)	830	15,778
Jefferies Group, Inc. (Diversified Financial Services)	1,162	18,394
JetBlue Airways Corp.* (Airlines)	1,826	10,134
JM Smucker Co. (Food)	581	25,889
John Wiley & Sons, Inc. (Media)	415	14,434
Jones Lang LaSalle, Inc. (Real Estate)	415	13,662
Joy Global, Inc. (Machinery - Construction & Mining)	1,079	31,269
Kansas City Southern Industries, Inc.* (Transportation)	913	28,184
KBR, Inc. (Engineering & Construction)	1,660	24,634
Kelly Services, Inc. - Class A (Commercial Services)	249	3,546
Kennametal, Inc. (Hand/Machine Tools)	747	15,851
Kindred Healthcare, Inc.* (Healthcare - Services)	332	4,811
Kinetic Concepts, Inc.* (Healthcare - Products)	581	14,066
Korn/Ferry International* (Commercial Services)	498	6,917
Lam Research Corp.* (Semiconductors)	1,245	27,838
Lamar Advertising Co.* (Advertising)	747	11,332
Lancaster Colony Corp. (Miscellaneous Manufacturing)	166	5,236
Lear Corp.* (Auto Parts & Equipment)	747	1,501
Lender Processing Services, Inc. (Diversified Financial Services)	830	19,148
Liberty Property Trust (REIT)	913	21,775
Life Time Fitness, Inc.* (Leisure Time)	332	6,321
LifePoint Hospitals, Inc.* (Healthcare - Services)	498	11,937
Lincare Holdings, Inc.* (Healthcare - Services)	747	19,683
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	415	17,907
Louisiana-Pacific Corp. (Forest Products & Paper)	913	4,382
Lubrizol Corp. (Chemicals)	664	24,953
M.D.C. Holdings, Inc. (Home Builders)	332	11,165
Mack-Cali Realty Corp. (REIT)	664	15,086
Macrovision Solutions Corp.* (Entertainment)	830	9,196
Manpower, Inc. (Commercial Services)	747	23,254
Martin Marietta Materials (Building Materials)	415	32,528
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	498	16,031
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	332	14,817
McAfee, Inc.* (Internet)	1,494	48,630
MDU Resources Group, Inc. (Electric)	1,826	33,251
Media General, Inc. - Class A (Media)	249	1,900
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	581	8,291
Mentor Graphics Corp.* (Computers)	913	6,701
Mercury General Corp. (Insurance)	332	17,055
Metavante Technologies, Inc.* (Software)	913	15,311
Mine Safety Appliances Co. (Environmental Control)	332	8,964
Minerals Technologies, Inc. (Chemicals)	166	9,422
Modine Manufacturing Co. (Auto Parts & Equipment)	332	2,457
Mohawk Industries, Inc.* (Textiles)	581	28,109
MPS Group, Inc.* (Commercial Services)	913	7,112
MSC Industrial Direct Co. - Class A (Retail)	415	14,882
National Fuel Gas Co. (Pipelines)	830	30,038
National Instruments Corp. (Computers)	581	14,757
Nationwide Health Properties, Inc. (REIT)	996	29,721
Navigant Consulting Co.* (Commercial Services)	498	8,053
NBTY, Inc.* (Pharmaceuticals)	498	11,638
NCR Corp.* (Computers)	1,660	30,345
Netflix, Inc.* (Internet)	415	10,275
NeuStar, Inc.* (Telecommunications)	747	14,716
New York Community Bancorp (Savings & Loans)	3,403	53,291

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
Newfield Exploration Co.* (Oil & Gas)	1,328	$30,517
Nordson Corp. (Machinery - Diversified)	332	12,261
Northeast Utilities System (Electric)	1,577	35,577
NSTAR (Electric)	1,079	35,661
NVR, Inc.* (Home Builders)	83	40,687
O’Reilly Automotive, Inc.* (Retail)	1,328	36,002
Oceaneering International, Inc.* (Oil & Gas Services)	498	14,029
OGE Energy Corp. (Electric)	913	24,925
Old Republic International Corp. (Insurance)	2,324	21,404
Olin Corp. (Chemicals)	747	13,566
Omnicare, Inc. (Pharmaceuticals)	996	27,460
ONEOK, Inc. (Gas)	996	31,772
Oshkosh Truck Corp. (Auto Manufacturers)	747	5,722
Overseas Shipholding Group, Inc. (Transportation)	249	9,357
Pacific Sunwear of California, Inc.* (Retail)	664	2,271
Packaging Corp. of America (Packaging & Containers)	996	16,763
PacWest Bancorp (Banks)	249	6,223
Palm, Inc.* (Computers)	1,079	4,305
Parametric Technology Corp.* (Software)	1,162	15,094
Patriot Coal Corp.* (Coal)	664	10,511
Patterson-UTI Energy, Inc. (Oil & Gas)	1,577	20,927
PDL BioPharma, Inc. (Biotechnology)	1,162	11,329
Pentair, Inc. (Miscellaneous Manufacturing)	996	27,529
PepsiAmericas, Inc. (Beverages)	581	10,998
Perrigo Co. (Pharmaceuticals)	747	25,398
PetSmart, Inc. (Retail)	1,245	24,514
Pharmaceutical Product Development, Inc. (Commercial Services)	1,162	35,999
Philadelphia Consolidated Holding Corp.* (Insurance)	581	33,983
Phillips-Van Heusen Corp. (Apparel)	498	12,206
Plains Exploration & Production Co.* (Oil & Gas)	1,079	30,428
Plantronics, Inc. (Telecommunications)	498	7,191
PMI Group, Inc. (Insurance)	664	1,653
PNM Resources, Inc. (Electric)	830	8,093
Polycom, Inc.* (Telecommunications)	830	17,438
Potlatch Corp. (Forest Products & Paper)	415	13,782
Priceline.com, Inc.* (Internet)	415	21,841
Pride International, Inc.* (Oil & Gas)	1,743	32,751
Protective Life Corp. (Insurance)	664	5,544
Psychiatric Solutions, Inc.* (Healthcare - Services)	581	19,341
Puget Energy, Inc. (Electric)	1,328	31,115
Quanta Services, Inc.* (Commercial Services)	1,743	34,442
Quicksilver Resources, Inc.* (Oil & Gas)	1,162	12,166
Ralcorp Holdings, Inc.* (Food)	581	39,322
Raymond James Financial Corp. (Diversified Financial Services)	913	21,264
Rayonier, Inc. (Forest Products & Paper)	747	24,711
Realty Income Corp. (REIT)	996	23,028
Regency Centers Corp. (REIT)	664	26,201
Regis Corp. (Retail)	415	5,134
Reinsurance Group of America, Inc. - Class A (Insurance)	581	21,695
Reliance Steel & Aluminum Co. (Iron/Steel)	664	16,627
Rent-A-Center, Inc.* (Commercial Services)	664	9,694
Republic Services, Inc. (Environmental Control)	1,494	35,408
ResMed, Inc.* (Healthcare - Products)	747	25,592
RF Micro Devices, Inc.* (Telecommunications)	2,573	5,120
Rollins, Inc. (Commercial Services)	415	7,292
Roper Industries, Inc. (Miscellaneous Manufacturing)	913	41,405
Ross Stores, Inc. (Retail)	1,328	43,412
RPM, Inc. (Chemicals)	1,328	18,858
Ruddick Corp. (Food)	415	11,886
SAIC, Inc.* (Commercial Services)	1,909	35,259
Saks, Inc.* (Retail)	1,411	8,466
SCANA Corp. (Electric)	1,162	38,241
Scholastic Corp. (Media)	249	4,624
Scientific Games Corp. - Class A* (Entertainment)	664	11,952
SEI Investments Co. (Software)	1,328	23,479
Semtech Corp.* (Semiconductors)	581	7,042
Sensient Technologies Corp. (Chemicals)	498	12,565
Sepracor, Inc.* (Pharmaceuticals)	1,079	14,372
Service Corp. International (Commercial Services)	2,573	17,754
Shaw Group, Inc.* (Engineering & Construction)	830	14,849
Sierra Pacific Resources (Electric)	2,324	19,266
Silicon Laboratories, Inc.* (Semiconductors)	498	12,928
Smithfield Foods, Inc.* (Food)	1,162	12,224
Sonoco Products Co. (Packaging & Containers)	996	25,079
Sotheby’s (Commercial Services)	664	6,182
SPX Corp. (Miscellaneous Manufacturing)	498	19,293
SRA International, Inc. - Class A* (Computers)	415	7,669
StanCorp Financial Group, Inc. (Insurance)	498	16,972
Steel Dynamics, Inc. (Iron/Steel)	1,743	20,777
Stericycle, Inc.* (Environmental Control)	830	48,497
STERIS Corp. (Healthcare - Products)	581	19,777
Strayer Education, Inc. (Commercial Services)	166	37,561
Superior Energy Services, Inc.* (Oil & Gas Services)	830	17,696
SVB Financial Group* (Banks)	332	17,081
Sybase, Inc.* (Software)	830	22,103
Synopsys, Inc.* (Computers)	1,411	25,793

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
Synovus Financial Corp. (Banks)	2,822	$29,151
TCF Financial Corp. (Banks)	1,162	20,614
Tech Data Corp.* (Distribution/Wholesale)	498	10,682
Techne Corp. (Healthcare - Products)	415	28,643
Teleflex, Inc. (Miscellaneous Manufacturing)	415	21,991
Telephone & Data Systems, Inc. (Telecommunications)	1,079	28,971
Temple-Inland, Inc. (Forest Products & Paper)	1,079	6,398
Terra Industries, Inc. (Chemicals)	913	20,077
The Brink’s Co. (Miscellaneous Manufacturing)	415	20,123
The Colonial BancGroup, Inc. (Banks)	1,992	8,147
The Corporate Executive Board Co. (Commercial Services)	332	9,904
The Macerich Co. (REIT)	747	21,977
The Ryland Group, Inc. (Home Builders)	415	7,798
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	415	10,840
The Timberland Co. - Class A* (Apparel)	498	6,026
The Warnaco Group, Inc.* (Apparel)	498	14,845
Thomas & Betts Corp.* (Electronics)	581	13,799
Thor Industries, Inc. (Home Builders)	332	5,943
Tidewater, Inc. (Oil & Gas Services)	498	21,718
Timken Co. (Metal Fabricate/Hardware)	830	13,180
Toll Brothers, Inc.* (Home Builders)	1,328	30,703
Tootsie Roll Industries, Inc. (Food)	249	6,193
Trimble Navigation, Ltd.* (Electronics)	1,162	23,902
Trinity Industries, Inc. (Miscellaneous Manufacturing)	830	14,010
Tupperware Corp. (Household Products/Wares)	581	14,699
UDR, Inc. (REIT)	1,245	24,601
UGI Corp. (Gas)	996	23,775
Under Armour, Inc. - Class A* (Retail)	332	8,632
Unit Corp.* (Oil & Gas)	498	18,695
United Rentals, Inc.* (Commercial Services)	581	5,955
United Therapeutics Corp.* (Pharmaceuticals)	249	21,720
Unitrin, Inc. (Insurance)	498	10,458
Universal Corp. (Agriculture)	249	9,858
Universal Health Services, Inc. - Class B (Healthcare - Services)	498	20,936
Urban Outfitters, Inc.* (Retail)	1,162	25,262
URS Corp.* (Engineering & Construction)	830	24,394
Valassis Communications, Inc.* (Commercial Services)	498	2,211
Valeant Pharmaceuticals International* (Pharmaceuticals)	913	17,137
Valspar Corp. (Chemicals)	996	20,368
ValueClick, Inc.* (Internet)	830	6,142
Varian, Inc.* (Electronics)	332	12,234
VCA Antech, Inc.* (Pharmaceuticals)	830	15,023
Vectren Corp. (Gas)	830	20,916
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,411	36,982
Vishay Intertechnology, Inc.* (Electronics)	1,826	7,870
W.R. Berkley Corp. (Insurance)	1,411	37,067
Wabtec Corp. (Machinery - Diversified)	498	19,800
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	830	12,052
Washington Federal, Inc. (Savings & Loans)	913	16,087
Webster Financial Corp. (Banks)	498	9,233
Weingarten Realty Investors (REIT)	747	15,276
WellCare Health Plans, Inc.* (Healthcare - Services)	415	10,031
Wendy’s/Arby’s Group, Inc. - Class A (Retail-Restaurants)	4,482	16,225
Werner Enterprises, Inc. (Transportation)	415	8,142
Westamerica Bancorp (Banks)	249	14,255
Westar Energy, Inc. (Electric)	1,079	21,030
Western Digital Corp.* (Computers)	2,158	35,607
WGL Holdings, Inc. (Gas)	498	16,031
Williams Sonoma, Inc. (Retail)	830	6,872
Wilmington Trust Corp. (Banks)	664	19,163
Wind River Systems, Inc.* (Software)	664	5,803
Worthington Industries, Inc. (Metal Fabricate/Hardware)	581	7,013
YRC Worldwide, Inc.* (Transportation)	581	2,661
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	664	13,439

TOTAL COMMON STOCKS (Cost $7,436,131)		7,193,660

	Principal Amount
Repurchase Agreements (20.6%)
Deutsche Bank, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $949,010 (Collateralized by $962,000 Federal National Mortgage Association, 5.00%, 3/15/16, market value $969,301)	$949,000	949,000
HSBC, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $843,009 (Collateralized by $937,000 of various U.S. Government Agency Obligations, 1.98%‡-5.18%, 1/12/09-4/14/23, market value $866,419)	843,000	843,000

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap ProFund	October 31, 2008
(unaudited)

	Principal Amount	Value
Repurchase Agreements, continued
UBS, 0.06%, 11/3/08+, dated 10/31/08, with a repurchase price of $306,002 (Collateralized by $315,000 Federal Home Loan Mortgage Corp., 1.98%‡, 1/12/09, market value $313,760)	$306,000	$306,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,098,000)		2,098,000

TOTAL INVESTMENT SECURITIES (Cost $9,534,131)—91.4%		9,291,660
Net other assets (liabilities) — 8.6%		874,332

NET ASSETS — 100.0%		$10,165,992

*	Non-income producing security
(a)	Represents a security purchased on a when-issued basis.
(^)	All or a portion of this security is designated on the Mid-Cap ProFund’s records as collateral for when-issued securities.
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at October 31, 2008.
ADR	American Depositary Receipt

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini S&P MidCap 400 Futures Contract expiring 12/19/08 (Underlying notional amount at value $113,400)	2	$114
S&P MidCap 400 Futures Contract expiring 12/19/08 (Underlying notional amount at value $850,500)	3	(316,439)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the S&P MidCap 400 Index terminating on 11/28/08	$1,382,170	$80,769
Equity Index Swap Agreement based on the S&P MidCap 400 Index terminating on 11/28/08	536,415	83,619

Mid-Cap ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2008:

Advertising	0.1%
Aerospace/Defense	0.4%
Agriculture	0.1%
Airlines	0.2%
Apparel	0.6%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.3%
Banks	3.1%
Beverages	0.3%
Biotechnology	1.0%
Building Materials	0.3%
Chemicals	2.3%
Coal	0.4%
Commercial Services	4.1%
Computers	2.2%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	0.3%
Diversified Financial Services	1.3%
Electric	3.7%
Electrical Components & Equipment	0.9%
Electronics	1.4%
Engineering & Construction	0.6%
Entertainment	0.5%
Environmental Control	1.0%
Food	1.4%
Forest Products & Paper	0.4%
Gas	1.3%
Hand/Machine Tools	0.4%
Healthcare - Products	3.1%
Healthcare - Services	1.5%
Home Builders	1.0%
Home Furnishings	NM
Household Products/Wares	0.7%
Insurance	3.6%
Internet	1.3%
Investment Companies	0.2%
Iron/Steel	0.8%
Leisure Time	0.2%
Lodging	NM
Machinery - Construction & Mining	0.3%
Machinery - Diversified	1.0%
Media	0.1%
Metal Fabricate/Hardware	0.3%
Miscellaneous Manufacturing	2.5%
Office Furnishings	0.2%
Oil & Gas	3.3%
Oil & Gas Services	1.1%
Packaging & Containers	0.5%
Pharmaceuticals	2.1%
Pipelines	0.8%
REIT	4.2%
Real Estate	0.1%
Retail	4.7%
Retail-Restaurants	0.2%
Savings & Loans	1.1%
Semiconductors	1.4%
Software	2.4%
Telecommunications	1.5%
Textiles	0.3%
Toys/Games/Hobbies	0.2%
Transportation	0.9%
Trucking & Leasing	0.1%
Water	0.2%
Other**	29.2%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks (68.5%)
A.M. Castle & Co. (Metal Fabricate/Hardware)	714	$8,689
AAR Corp.* (Aerospace/Defense)	1,190	19,028
Aaron Rents, Inc. (Commercial Services)	1,071	26,550
Abaxis, Inc.* (Healthcare - Products)	714	10,974
ABIOMED, Inc.* (Healthcare - Products)	1,309	19,085
AbitibiBowater, Inc.* (Forest Products & Paper)	1,428	2,785
ABM Industries, Inc. (Commercial Services)	1,309	21,376
Acadia Realty Trust (REIT)	1,785	32,255
ACI Worldwide, Inc.* (Software)	952	13,042
Acorda Therapeutics, Inc.* (Biotechnology)	952	19,421
Actel Corp.* (Semiconductors)	1,547	18,703
Actuant Corp. - Class A (Miscellaneous Manufacturing)	1,428	25,604
Acuity Brands, Inc. (Miscellaneous Manufacturing)	833	29,122
Acxiom Corp. (Software)	2,261	17,771
Administaff, Inc. (Commercial Services)	714	14,273
ADTRAN, Inc. (Telecommunications)	1,666	25,323
Aeropostale, Inc.* (Retail)	1,428	34,572
Affymetrix, Inc.* (Biotechnology)	2,023	7,465
Agilysys, Inc. (Computers)	1,785	7,176
Agree Realty Corp. (REIT)	1,071	21,495
Alaska Communications Systems Group, Inc. (Telecommunications)	2,380	22,229
Albany International Corp. - Class A (Machinery - Diversified)	1,071	15,594
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,666	67,889
Align Technology, Inc.* (Healthcare - Products)	1,904	13,195
Alkermes, Inc.* (Pharmaceuticals)	2,499	24,690
Alliance One International, Inc.* (Agriculture)	2,737	9,142
Allis-Chalmers Energy, Inc.* (Oil & Gas Services)	952	6,436
Allscripts Healthcare Solutions, Inc. (Software)	1,785	11,603
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	952	21,896
Alpharma, Inc. - Class A* (Pharmaceuticals)	1,190	37,259
Altra Holdings, Inc.* (Machinery - Diversified)	1,666	14,894
AMAG Pharmaceuticals, Inc.* (Biotechnology)	595	18,195
AMCOL International Corp. (Mining)	714	17,514
Amedisys, Inc.* (Healthcare - Services)	595	33,564
American Equity Investment Life Holding Co. (Insurance)	2,618	11,833
American Greetings Corp. - Class A (Household Products/Wares)	1,666	19,459
American Medical Systems Holdings, Inc.* (Healthcare - Products)	2,142	23,176
American Oriental Bioengineering, Inc.* (Biotechnology)	1,785	10,906
American Reprographics Co.* (Software)	1,309	13,928
American States Water Co. (Water)	1,190	40,710
American Superconductor Corp.* (Electrical Components & Equipment)	952	11,910
Amerigon, Inc.* (Auto Parts & Equipment)	1,904	9,139
AMERIGROUP Corp.* (Healthcare - Services)	1,190	29,750
Amerisafe, Inc.* (Insurance)	1,785	30,773
Amkor Technology, Inc.* (Semiconductors)	2,618	10,629
AMN Healthcare Services, Inc.* (Commercial Services)	1,547	13,908
ANADIGICS, Inc.* (Semiconductors)	2,023	3,560
AngioDynamics, Inc.* (Healthcare - Products)	1,071	13,495
Anixter International, Inc.* (Telecommunications)	595	19,998
Apogee Enterprises, Inc. (Building Materials)	952	9,387
Apollo Investment Corp. (Investment Companies)	3,808	50,189
Applied Industrial Technologies, Inc. (Machinery - Diversified)	1,071	21,623
Applied Micro Circuits Corp.* (Semiconductors)	2,975	15,202
Arbitron, Inc. (Commercial Services)	714	23,262
Arch Chemicals, Inc. (Chemicals)	714	20,256
Arena Resources, Inc.* (Oil & Gas)	714	21,763
Ares Capital Corp. (Investment Companies)	4,165	32,737
Argo Group International Holdings, Ltd.ADR* (Insurance)	1,071	34,165
Ariba, Inc.* (Internet)	2,261	24,193
Arkansas Best Corp. (Transportation)	714	20,842
Arris Group, Inc.* (Telecommunications)	3,094	21,380
ArthroCare Corp.* (Healthcare - Products)	595	12,364
ArvinMeritor, Inc. (Auto Parts & Equipment)	1,666	9,863
Asbury Automotive Group, Inc. (Retail)	1,904	6,188
Aspen Insurance Holdings, Ltd.ADR (Insurance)	2,142	49,180
Associated Estates Realty Corp. (REIT)	1,904	15,537
Assured Guaranty, Ltd.ADR (Insurance)	1,547	17,373
ATC Technology Corp.* (Auto Parts & Equipment)	952	20,877
Atheros Communications* (Telecommunications)	1,309	23,523
Atlas America, Inc. (Oil & Gas)	952	21,810
ATP Oil & Gas Corp.* (Oil & Gas)	595	7,164
Auxilium Pharmaceuticals, Inc.* (Healthcare - Products)	1,071	21,045
Avista Corp. (Electric)	2,737	54,357
Avocent Corp.* (Internet)	1,309	19,661

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
Baldor Electric Co. (Hand/Machine Tools)	1,071	$18,807
Bally Technologies, Inc.* (Entertainment)	1,190	26,358
Banco Latinoamericano de Exportaciones, S.A. - Class EADR (Banks)	1,666	17,710
Bank Mutual Corp. (Banks)	2,975	34,302
Barnes Group, Inc. (Miscellaneous Manufacturing)	1,190	17,267
Basic Energy Services, Inc.* (Oil & Gas Services)	952	13,023
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	1,904	26,047
Belden, Inc. (Electrical Components & Equipment)	952	19,840
Belo Corp. - Class A (Media)	3,570	7,604
Benchmark Electronics, Inc.* (Electronics)	1,904	22,829
Berry Petroleum Co. - Class A (Oil & Gas)	714	16,636
Bill Barrett Corp.* (Oil & Gas)	714	14,566
BioMed Realty Trust, Inc. (REIT)	1,785	25,079
Blackboard, Inc.* (Software)	714	17,479
Blount International, Inc.* (Machinery - Diversified)	1,904	16,546
Blue Coat Systems, Inc.* (Internet)	952	12,852
Bob Evans Farms, Inc. (Retail)	1,190	24,847
Borders Group, Inc. (Retail)	2,261	7,665
Bowne & Co., Inc. (Commercial Services)	1,428	11,124
BPZ Resources, Inc.* (Oil & Gas)	1,190	11,781
Brady Corp. - Class A (Electronics)	1,190	36,890
Briggs & Stratton Corp. (Machinery - Diversified)	1,904	30,007
Brigham Exploration Co.* (Oil & Gas)	1,190	9,330
Bronco Drilling Co., Inc.* (Oil & Gas)	1,904	14,699
Brookline Bancorp, Inc. (Savings & Loans)	3,689	43,161
Brooks Automation, Inc.* (Semiconductors)	2,737	18,748
Bruker Corp.* (Healthcare - Products)	1,428	5,841
Brunswick Corp. (Leisure Time)	2,499	8,672
Brush Engineered Materials, Inc.* (Mining)	714	8,761
Calgon Carbon Corp.* (Environmental Control)	1,190	15,851
California Pizza Kitchen, Inc.* (Retail)	1,904	18,602
California Water Service Group (Water)	1,190	44,696
Callaway Golf Co. (Leisure Time)	2,142	22,405
Callon Petroleum Co.* (Oil & Gas)	952	9,825
Cano Petroleum, Inc.* (Oil & Gas)	1,428	828
Capital Lease Funding, Inc. (REIT)	3,213	21,688
Capstead Mortgage Corp. (REIT)	1,666	16,743
Capstone Turbine Corp.* (Electrical Components & Equipment)	3,451	4,659
CARBO Ceramics, Inc. (Oil & Gas Services)	595	25,746
Carrizo Oil & Gas, Inc.* (Oil & Gas)	595	13,917
Carter’s, Inc.* (Apparel)	1,547	32,858
Casey’s General Stores, Inc. (Retail)	1,309	39,532
Cash America International, Inc. (Retail)	714	25,254
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	1,071	18,068
Cathay Bancorp, Inc. (Banks)	2,499	61,176
Cavium Networks, Inc.* (Semiconductors)	833	10,612
Cbeyond, Inc.* (Telecommunications)	952	11,443
Cedar Shopping Centers, Inc. (REIT)	3,570	34,129
Celera Corp.* (Biotechnology)	2,380	26,918
Centene Corp.* (Healthcare - Services)	1,071	20,178
Centennial Communications Corp.* (Telecommunications)	2,261	8,049
Central Pacific Financial Corp. (Banks)	2,023	31,559
Central Vermont Public Service Corp. (Electric)	1,190	23,693
Cenveo, Inc.* (Commercial Services)	1,666	8,047
Cepheid, Inc.* (Healthcare - Products)	1,309	15,538
Ceradyne, Inc.* (Miscellaneous Manufacturing)	714	16,779
Charlotte Russe Holding, Inc.* (Retail)	1,190	10,056
Charming Shoppes, Inc.* (Retail)	3,094	3,403
Chart Industries, Inc.* (Machinery - Diversified)	714	9,725
Chattem, Inc.* (Cosmetics/Personal Care)	476	36,019
Checkpoint Systems, Inc.* (Electronics)	1,190	15,006
Cheesecake Factory, Inc.* (Retail)	2,380	20,944
Chemed Corp. (Commercial Services)	595	26,055
Chesapeake Utilities Corp. (Oil & Gas Services)	1,071	33,458
Chico’s FAS, Inc.* (Retail)	3,451	11,733
Cirrus Logic, Inc.* (Semiconductors)	2,737	15,710
CKE Restaurants, Inc. (Retail)	2,142	18,186
Clarcor, Inc. (Miscellaneous Manufacturing)	1,190	42,114
Clean Harbors, Inc.* (Environmental Control)	357	23,408
Cleco Corp. (Electric)	1,904	43,811
Coeur d’Alene Mines Corp.* (Mining)	7,497	5,398
Cogdell Spencer, Inc. (REIT)	1,309	15,708
Cogent Communications Group, Inc.* (Internet)	1,309	6,257
Cogent, Inc.* (Electronics)	1,785	16,315
Cognex Corp. (Machinery - Diversified)	1,309	20,970
Coinstar, Inc.* (Commercial Services)	833	19,984
Collective Brands, Inc.* (Retail)	1,666	21,308
Colonial Properties Trust (REIT)	1,785	18,814
Comfort Systems USA, Inc. (Building Materials)	2,023	18,875
Community Bank System, Inc. (Banks)	1,666	41,567
Commvault Systems, Inc.* (Software)	1,309	14,006
Compass Minerals International, Inc. (Mining)	595	32,683
Complete Production Services, Inc.* (Oil & Gas Services)	1,190	14,744

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
comScore, Inc.* (Internet)	595	$7,259
Comstock Resources, Inc.* (Oil & Gas)	833	41,167
Comtech Telecommunications Corp.* (Telecommunications)	714	34,572
Conceptus, Inc.* (Healthcare - Products)	1,309	21,206
Concho Resources, Inc.* (Oil & Gas)	1,071	22,759
Concur Technologies, Inc.* (Software)	952	24,019
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	2,142	16,343
Corinthian Colleges, Inc.* (Commercial Services)	2,261	32,287
Corporate Office Properties Trust (REIT)	1,190	36,997
CoStar Group, Inc.* (Commercial Services)	595	21,432
Cox Radio, Inc. - Class A* (Media)	2,737	14,917
Crocs, Inc.* (Apparel)	2,261	5,675
Cross Country Healthcare, Inc.* (Commercial Services)	1,428	16,165
Crosstex Energy, Inc. (Oil & Gas)	1,071	10,935
CryoLife, Inc.* (Biotechnology)	1,547	20,730
CSG Systems International, Inc.* (Software)	1,785	29,685
CTS Corp. (Electronics)	2,499	17,468
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	1,547	39,278
Curtiss-Wright Corp. (Aerospace/Defense)	952	35,129
CV Therapeutics, Inc.* (Pharmaceuticals)	2,142	19,985
CVB Financial Corp. (Banks)	2,737	34,650
Cyberonics, Inc.* (Healthcare - Products)	1,071	13,645
CyberSource Corp.* (Internet)	1,547	18,796
Cypress Bioscience, Inc.* (Pharmaceuticals)	1,904	10,358
Daktronics, Inc. (Electronics)	952	9,482
Data Domain, Inc.* (Computers)	1,190	21,967
DCT Industrial Trust, Inc. (REIT)	4,165	20,533
DealerTrack Holdings, Inc.* (Internet)	1,309	14,046
Deckers Outdoor Corp.* (Apparel)	238	20,197
Delta Petroleum Corp.* (Oil & Gas)	1,428	13,423
Deluxe Corp. (Commercial Services)	1,428	17,364
DHT Maritime, Inc.ADR (Transportation)	2,499	13,145
Diamond Foods, Inc. (Food)	1,071	31,305
DiamondRock Hospitality Co. (REIT)	2,975	15,410
Digital River, Inc.* (Internet)	833	20,642
Dillards, Inc. - Class A (Retail)	1,547	8,246
Dime Community Bancshares, Inc. (Savings & Loans)	1,785	29,809
Diodes, Inc.* (Semiconductors)	833	8,230
Dionex Corp.* (Electronics)	476	25,623
Dollar Financial Corp.* (Commercial Services)	1,071	12,456
Dress Barn, Inc.* (Retail)	1,547	14,789
Drill-Quip, Inc.* (Oil & Gas Services)	595	14,696
DSP Group, Inc.* (Semiconductors)	2,023	12,745
DTS, Inc.* (Home Furnishings)	833	17,201
Dycom Industries, Inc.* (Engineering & Construction)	1,190	10,567
Dynamic Materials Corp. (Metal Fabricate/Hardware)	476	9,044
Eagle Bulk Shipping, Inc.ADR (Transportation)	1,190	11,864
EarthLink, Inc.* (Internet)	2,618	18,064
East West Bancorp, Inc. (Banks)	3,570	61,939
Eclipsys Corp.* (Software)	1,666	24,740
Education Realty Trust, Inc. (REIT)	2,975	12,644
eHealth, Inc.* (Insurance)	952	12,109
El Paso Electric Co.* (Electric)	2,023	37,466
Electronics for Imaging, Inc.* (Computers)	1,904	20,182
EMCOR Group, Inc.* (Engineering & Construction)	1,547	27,490
EMCORE Corp.* (Semiconductors)	2,380	8,473
Empire District Electric Co. (Electric)	3,213	61,722
Emulex Corp.* (Semiconductors)	2,261	21,479
Encore Wire Corp. (Electrical Components & Equipment)	952	18,250
Energy Conversion Devices, Inc.* (Electrical Components & Equipment)	833	28,439
Energy Partners, Ltd.* (Oil & Gas)	1,547	6,683
EnerSys* (Electrical Components & Equipment)	833	11,012
ENGlobal Corp.* (Commercial Services)	1,309	5,747
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	714	15,858
Entegris, Inc.* (Semiconductors)	3,689	9,923
Enzon Pharmaceuticals, Inc.* (Biotechnology)	3,094	15,377
Epicor Software Corp.* (Software)	2,618	18,457
EPIQ Systems, Inc.* (Software)	1,904	25,875
eResearchTechnology, Inc.* (Internet)	1,428	9,225
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	595	20,527
ESSA Bancorp, Inc. (Banks)	2,975	41,233
Esterline Technologies Corp.* (Aerospace/Defense)	714	25,740
Euronet Worldwide, Inc.* (Commercial Services)	1,547	18,440
ev3, Inc.* (Healthcare - Products)	2,380	15,399
Evercore Partners, Inc. - Class A (Diversified Financial Services)	1,547	18,827
Evergreen Solar, Inc.* (Energy - Alternate Sources)	2,380	9,020
Exar Corp.* (Semiconductors)	2,856	19,078
EXCO Resources, Inc.* (Oil & Gas)	1,547	14,217
Exelixis, Inc.* (Biotechnology)	3,808	13,100
Exide Technologies* (Electrical Components & Equipment)	1,547	7,348
Extra Space Storage, Inc. (REIT)	2,499	28,763
EZCORP, Inc. - Class A* (Retail)	1,785	28,274
Fair Isaac Corp. (Software)	1,309	20,407
FairPoint Communications, Inc. (Telecommunications)	2,737	10,893
FalconStor Software, Inc.* (Software)	2,261	6,806
FCStone Group, Inc.* (Diversified Financial Services)	595	3,540
Federal Signal Corp. (Miscellaneous Manufacturing)	2,142	18,228

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
FEI Co.* (Electronics)	1,190	$25,002
FelCor Lodging Trust, Inc. (REIT)	2,975	8,955
Ferro Corp. (Chemicals)	1,547	23,948
Financial Federal Corp. (Diversified Financial Services)	1,071	24,794
First BanCorp (Banks)	2,499	25,540
First Midwest Bancorp, Inc. (Banks)	1,904	42,288
First Niagara Financial Group, Inc. (Savings & Loans)	3,689	58,176
First Potomac Realty Trust (REIT)	2,380	29,226
FirstMerit Corp. (Banks)	2,737	63,827
Flotek Industries, Inc.* (Miscellaneous Manufacturing)	714	3,534
Flow International Corp.* (Machinery - Diversified)	1,904	7,311
Flowers Foods, Inc. (Food)	1,904	56,454
Forestar Real Estate Group, Inc.* (Real Estate)	1,071	9,371
FormFactor, Inc.* (Semiconductors)	1,428	24,876
Forward Air Corp. (Transportation)	952	24,914
Fossil, Inc.* (Household Products/Wares)	1,190	21,598
Foundry Networks, Inc.* (Telecommunications)	3,570	53,014
Fred’s, Inc. (Retail)	2,023	24,782
Fresh Del Monte Produce, Inc.ADR* (Food)	1,071	22,609
Fuel Systems Solutions, Inc.* (Auto Parts & Equipment)	357	10,157
FuelCell Energy, Inc.* (Energy - Alternate Sources)	2,975	14,221
Fuller (H.B.) Co. (Chemicals)	1,309	23,130
Gartner Group, Inc.* (Commercial Services)	1,428	26,275
Gaylord Entertainment Co.* (Lodging)	1,309	28,026
Genco Shipping & Trading, Ltd.ADR (Transportation)	357	7,443
Genesco, Inc. (Retail)	714	17,714
Genesee & Wyoming, Inc. - Class A* (Transportation)	833	27,781
GeoEye, Inc.* (Telecommunications)	952	20,601
GFI Group, Inc. (Diversified Financial Services)	2,142	6,876
Gibraltar Industries, Inc. (Iron/Steel)	1,071	14,191
Glacier Bancorp, Inc. (Banks)	2,023	40,804
Gladstone Investment Corp. (Diversified Financial Services)	2,380	13,257
Glatfelter (Forest Products & Paper)	2,499	25,765
Glimcher Realty Trust (REIT)	2,261	11,848
Global Crossing, Ltd.ADR* (Telecommunications)	1,071	7,133
GMX Resources, Inc.* (Oil & Gas)	357	13,477
Golar LNG, Ltd.ADR (Transportation)	1,785	12,209
Goodrich Petroleum Corp.* (Oil & Gas)	476	13,214
GrafTech International, Ltd.* (Electrical Components & Equipment)	2,142	17,372
Granite Construction, Inc. (Engineering & Construction)	714	25,468
Green Mountain Coffee Roasters, Inc.* (Beverages)	595	17,249
Grey Wolf, Inc.* (Oil & Gas)	3,451	22,155
Griffon Corp.* (Miscellaneous Manufacturing)	4,068	34,334
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	1,309	21,808
Hanmi Financial Corp. (Banks)	5,474	21,896
Harmonic, Inc.* (Telecommunications)	2,737	19,460
Harvest Natural Resources, Inc.* (Oil & Gas)	1,904	16,165
Headwaters, Inc.* (Energy - Alternate Sources)	1,666	17,660
HEALTHSOUTH Corp.* (Healthcare - Services)	2,023	25,368
Healthways, Inc.* (Healthcare - Services)	833	8,413
Heartland Express, Inc. (Transportation)	2,499	38,335
Hecla Mining Co.* (Mining)	3,451	8,593
HEICO Corp. (Aerospace/Defense)	833	32,046
Heidrick & Struggles International, Inc. (Commercial Services)	595	14,357
Helen of Troy, Ltd.ADR* (Household Products/Wares)	1,547	27,831
Hercules Technology Growth Capital, Inc. (Investment Companies)	2,856	24,790
Hercules, Inc. (Chemicals)	2,618	44,009
Herman Miller, Inc. (Office Furnishings)	1,547	34,034
Hexcel Corp.* (Aerospace/Defense Equipment)	2,261	29,845
Hibbett Sports, Inc.* (Retail)	1,190	21,194
Highwoods Properties, Inc. (REIT)	1,547	38,397
Hilltop Holdings, Inc.* (Real Estate)	2,975	27,965
HMS Holdings Corp.* (Commercial Services)	833	20,633
Horace Mann Educators Corp. (Insurance)	2,499	19,892
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	595	14,161
Hot Topic, Inc.* (Retail)	2,737	17,736
Hub Group, Inc. - Class A* (Transportation)	952	29,940
Human Genome Sciences, Inc.* (Biotechnology)	3,689	11,915
Huron Consulting Group, Inc.* (Commercial Services)	476	25,880
Hutchinson Technology, Inc.* (Computers)	1,785	12,209
Iconix Brand Group, Inc.* (Apparel)	1,785	19,439
II-VI, Inc.* (Electronics)	714	20,056
IKON Office Solutions, Inc. (Office/Business Equipment)	2,142	36,907
Immersion Corp.* (Computers)	1,547	8,013
Immucor, Inc.* (Healthcare - Products)	1,666	44,232
Incyte Genomics, Inc.* (Biotechnology)	2,261	9,383
Independent Bank Corp. (Banks)	1,190	34,236
Infinera Corp.* (Telecommunications)	2,499	19,442
Informatica Corp.* (Software)	2,380	33,439
Infospace, Inc. (Internet)	1,785	15,297
Inland Real Estate Corp. (REIT)	2,856	32,730
Innerworkings, Inc.* (Software)	1,904	13,233
Insight Enterprises, Inc.* (Retail)	1,666	16,210

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	1,428	$19,178
Insteel Industries, Inc. (Miscellaneous Manufacturing)	1,071	10,988
Insulet Corp.* (Healthcare - Products)	1,071	5,998
Integra LifeSciences Holdings* (Biotechnology)	714	26,804
Interactive Brokers Group, Inc. - Class A* (Diversified Financial Services)	952	20,344
InterDigital, Inc.* (Telecommunications)	1,309	28,510
Interface, Inc. - Class A (Office Furnishings)	1,666	11,745
Interline Brands, Inc.* (Building Materials)	1,547	16,460
Intermec, Inc.* (Machinery - Diversified)	1,309	16,978
InterMune, Inc.* (Biotechnology)	1,190	17,529
International Coal Group, Inc.* (Coal)	2,856	13,366
International Shipholding Corp.* (Transportation)	952	23,410
Interwoven, Inc.* (Internet)	1,666	21,008
Intevac, Inc.* (Machinery - Diversified)	1,190	9,258
Invacare Corp. (Healthcare - Products)	1,309	23,811
inVentiv Health, Inc.* (Advertising)	952	9,015
Investors Real Estate Trust (REIT)	3,570	35,272
ION Geophysical Corp.* (Oil & Gas Services)	2,023	13,271
Iowa Telecommunications Services, Inc. (Telecommunications)	2,023	30,588
IPC Holdings, Ltd.ADR (Insurance)	1,785	49,284
iPCS, Inc.* (Telecommunications)	714	11,652
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	2,261	31,790
Isle of Capri Casinos, Inc.* (Entertainment)	2,380	12,114
ITC Holdings Corp. (Electric)	1,071	43,461
J. Crew Group, Inc.* (Retail)	952	19,278
j2 Global Communications, Inc.* (Internet)	1,071	17,265
Jack Henry & Associates, Inc. (Computers)	2,142	40,719
Jack in the Box, Inc.* (Retail)	1,428	28,703
Jackson Hewitt Tax Service, Inc. (Commercial Services)	1,071	14,758
James River Coal Co.* (Coal)	476	9,149
Jo-Ann Stores, Inc.* (Retail)	833	15,960
Kaydon Corp. (Metal Fabricate/Hardware)	714	23,855
Kayne Anderson Energy Development Fund (Investment Companies)	1,428	21,120
Kendle International, Inc.* (Commercial Services)	595	10,752
Kenexa Corp.* (Commercial Services)	1,071	9,543
Kindred Healthcare, Inc.* (Healthcare - Services)	714	10,346
Knight Capital Group, Inc. - Class A* (Diversified Financial Services)	2,380	34,415
Knight Transportation, Inc. (Transportation)	1,785	28,381
Knoll, Inc. (Office Furnishings)	1,666	24,090
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	476	11,324
Korn/Ferry International* (Commercial Services)	1,428	19,835
L-1 Identity Solutions, Inc.* (Electronics)	1,785	14,637
Laclede Group, Inc. (Gas)	1,428	74,713
Lance, Inc. (Food)	1,428	29,545
Landec Corp.* (Chemicals)	2,856	26,704
Landry’s Restaurants, Inc. (Retail)	1,547	19,415
LaSalle Hotel Properties (REIT)	1,190	16,755
Lawson Software, Inc.* (Software)	3,213	17,093
Layne Christensen Co.* (Engineering & Construction)	476	12,509
Leapfrog Enterprises, Inc.* (Toys/Games/Hobbies)	2,023	13,655
Lear Corp.* (Auto Parts & Equipment)	1,428	2,870
Lexington Corporate Properties Trust (REIT)	2,856	22,934
Libbey, Inc. (Housewares)	1,666	6,098
Life Time Fitness, Inc.* (Leisure Time)	833	15,860
Lindsay Manufacturing Co. (Machinery - Diversified)	238	11,324
Live Nation, Inc.* (Commercial Services)	2,023	22,759
Louisiana-Pacific Corp. (Forest Products & Paper)	2,856	13,709
Luby’s, Inc.* (Retail)	3,451	16,703
Lufkin Industries, Inc. (Oil & Gas Services)	357	18,678
Luminex Corp.* (Healthcare - Products)	1,071	19,974
Macrovision Solutions Corp.* (Entertainment)	2,142	23,733
Magellan Health Services, Inc.* (Healthcare - Services)	1,190	43,959
Magma Design Automation, Inc.* (Electronics)	2,380	6,212
Maguire Properties, Inc. (REIT)	1,428	5,069
Maidenform Brands, Inc.* (Apparel)	1,190	13,066
Manhattan Associates, Inc.* (Computers)	1,071	18,004
Martek Biosciences Corp. (Biotechnology)	833	24,848
Martha Stewart Living Omnimedia, Inc. - Class A* (Media)	1,785	9,336
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	1,309	42,137
Masimo Corp.* (Healthcare - Products)	1,190	38,068
MasTec, Inc.* (Telecommunications)	1,547	13,490
Matrix Service Co.* (Oil & Gas Services)	714	8,747
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	714	31,866
Max Capital Group, Ltd.ADR (Insurance)	2,380	37,961
MAXIMUS, Inc. (Commercial Services)	833	26,606

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
McMoRan Exploration Co.* (Oil & Gas)	1,071	$15,197
Medarex, Inc.* (Pharmaceuticals)	3,689	25,934
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	1,428	20,378
Mentor Graphics Corp.* (Computers)	2,261	16,596
MercadoLibre, Inc.* (Commercial Services)	476	6,507
Meridian Bioscience, Inc. (Healthcare - Products)	1,071	26,325
Merit Medical Systems, Inc.* (Healthcare - Products)	1,428	26,132
Meritage Homes Corp.* (Home Builders)	833	11,437
Micros Systems, Inc.* (Computers)	1,904	32,425
Microsemi Corp.* (Semiconductors)	1,904	41,393
Micrus Endovascular Corp.* (Healthcare - Products)	1,428	16,850
Minerals Technologies, Inc. (Chemicals)	476	27,018
Mitcham Industries, Inc.* (Commercial Services)	1,190	6,497
MKS Instruments, Inc.* (Semiconductors)	1,428	26,489
Mobile Mini, Inc.* (Storage/Warehousing)	1,071	17,993
Modine Manufacturing Co. (Auto Parts & Equipment)	1,309	9,687
ModusLink Global Solutions, Inc.* (Internet)	1,428	7,940
Momenta Pharmaceuticals, Inc.* (Biotechnology)	952	8,673
Monarch Casino & Resort, Inc.* (Lodging)	1,785	15,904
Monolithic Power Systems, Inc.* (Semiconductors)	952	16,174
Montpelier Re Holdings, Ltd.ADR (Insurance)	2,975	42,572
MPS Group, Inc.* (Commercial Services)	2,737	21,321
MSC.Software Corp.* (Software)	2,142	18,421
Mueller Industries, Inc. (Metal Fabricate/Hardware)	952	21,772
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	2,975	20,825
MVC Capital, Inc. (Investment Companies)	1,666	20,608
Myriad Genetics, Inc.* (Biotechnology)	1,071	67,569
Nara Bancorp, Inc. (Banks)	2,618	28,798
NATCO Group, Inc. - Class A* (Oil & Gas Services)	595	12,578
National Penn Bancshares, Inc. (Banks)	2,499	42,333
National Retail Properties, Inc. (REIT)	2,261	40,314
Natus Medical, Inc.* (Healthcare - Products)	1,190	18,207
Navigant Consulting Co.* (Commercial Services)	1,309	21,167
NCI Building Systems, Inc.* (Building Materials)	595	11,073
Nektar Therapeutics* (Biotechnology)	3,332	18,426
Ness Technologies, Inc.* (Commercial Services)	2,499	18,468
Net 1 UEPS Technologies, Inc.* (Commercial Services)	1,190	16,660
Netflix, Inc.* (Internet)	952	23,572
NETGEAR, Inc.* (Telecommunications)	1,309	14,464
Netlogic Microsystems, Inc.* (Semiconductors)	595	12,566
New Jersey Resources Corp. (Gas)	1,785	66,473
NewAlliance Bancshares, Inc. (Savings & Loans)	3,332	45,982
Newpark Resources, Inc.* (Oil & Gas Services)	2,142	12,317
Newport Corp.* (Electronics)	1,785	12,834
Nicor, Inc. (Gas)	1,190	54,990
NN, Inc. (Metal Fabricate/Hardware)	2,023	14,586
Nordic American Tanker Shipping, Ltd.ADR (Transportation)	833	24,698
Nordson Corp. (Machinery - Diversified)	714	26,368
Novatel Wireless, Inc.* (Telecommunications)	1,428	7,440
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	1,547	17,404
Nu Skin Enterprises, Inc. (Retail)	2,142	27,610
NuVasive, Inc.* (Healthcare - Products)	833	39,226
NYMAGIC, Inc. (Insurance)	952	16,612
Obagi Medical Products, Inc.* (Pharmaceuticals)	1,666	13,861
Oilsands Quest, Inc.* (Oil & Gas)	2,737	4,516
Old National Bancorp (Banks)	2,261	42,823
Olin Corp. (Chemicals)	1,785	32,416
Olympic Steel, Inc. (Iron/Steel)	238	5,441
OM Group, Inc.* (Chemicals)	714	15,237
OMEGA Healthcare Investors, Inc. (REIT)	2,261	34,073
Omnicell, Inc.* (Software)	1,666	18,293
Omniture, Inc.* (Commercial Services)	1,428	16,422
OmniVision Technologies, Inc.* (Semiconductors)	1,547	12,515
On Assignment, Inc.* (Commercial Services)	2,023	13,150
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	1,190	32,106
Oplink Communications, Inc.* (Telecommunications)	1,785	14,494
optionsXpress Holdings, Inc. (Diversified Financial Services)	1,428	25,361
Orbital Sciences Corp.* (Aerospace/Defense)	1,428	29,260
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	1,309	49,677
Otter Tail Corp. (Electric)	1,309	30,735
Overstock.com, Inc.* (Internet)	476	5,907
Owens & Minor, Inc. (Distribution/Wholesale)	833	36,044
Pacer International, Inc. (Transportation)	1,309	14,779
Pacific Capital Bancorp (Banks)	2,023	39,732
Pacific Sunwear of California, Inc.* (Retail)	2,142	7,326

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
PacWest Bancorp (Banks)	1,309	$32,712
PAETEC Holding Corp.* (Telecommunications)	3,094	2,785
Palm, Inc.* (Computers)	2,975	11,870
Palomar Medical Technologies, Inc.* (Healthcare - Products)	1,547	17,698
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	1,190	11,900
Parallel Petroleum Corp.* (Oil & Gas)	1,190	4,772
Parametric Technology Corp.* (Software)	2,975	38,645
PAREXEL International Corp.* (Commercial Services)	1,428	14,851
Parker Drilling Co.* (Oil & Gas)	2,975	15,232
PC-Tel, Inc. (Internet)	2,261	13,272
PDL BioPharma, Inc. (Biotechnology)	2,856	27,846
Peet’s Coffee & Tea, Inc.* (Beverages)	1,309	29,400
Penn Virginia Corp. (Oil & Gas)	833	30,963
Penson Worldwide, Inc.* (Diversified Financial Services)	1,071	7,647
PeopleSupport, Inc.* (Commercial Services)	1,785	21,866
Perficient, Inc.* (Internet)	1,309	7,186
Perini Corp.* (Engineering & Construction)	595	11,317
Perot Systems Corp. - Class A* (Computers)	2,023	29,111
PetMed Express, Inc.* (Pharmaceuticals)	1,547	27,320
PetroQuest Energy, Inc.* (Oil & Gas)	1,071	10,656
PharMerica Corp.* (Pharmaceuticals)	1,071	21,988
Phase Forward, Inc.* (Software)	1,309	18,679
PHH Corp.* (Commercial Services)	1,547	12,469
Phoenix Technologies, Ltd.* (Software)	2,023	8,942
Pioneer Drilling Co.* (Oil & Gas)	1,547	11,974
Piper Jaffray* (Diversified Financial Services)	595	23,473
Plantronics, Inc. (Telecommunications)	1,309	18,902
Platinum Underwriters Holdings, Ltd.ADR (Insurance)	1,309	41,548
Plexus Corp.* (Electronics)	1,190	22,205
PMC-Sierra, Inc.* (Semiconductors)	4,641	21,720
PNM Resources, Inc. (Electric)	2,380	23,205
Polaris Industries, Inc. (Leisure Time)	714	24,040
Polycom, Inc.* (Telecommunications)	2,261	47,504
PolyOne Corp.* (Chemicals)	2,499	11,870
Pool Corp. (Distribution/Wholesale)	1,547	26,933
Portland General Electric Co. (Electric)	2,261	46,396
Post Properties, Inc. (REIT)	1,071	23,905
Power Integrations, Inc.* (Semiconductors)	952	19,982
Powerwave Technologies, Inc.* (Telecommunications)	4,046	3,844
Premiere Global Services, Inc.* (Telecommunications)	2,023	20,129
Prestige Brands Holdings, Inc.* (Healthcare - Products)	1,547	10,690
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	1,071	10,721
Progress Software Corp.* (Software)	1,547	35,488
Prosperity Bancshares, Inc. (Banks)	1,428	47,424
Provident Financial Services, Inc. (Savings & Loans)	2,023	29,657
Provident New York Bancorp (Savings & Loans)	2,737	32,953
PSS World Medical, Inc.* (Healthcare - Products)	2,023	36,697
Psychiatric Solutions, Inc.* (Healthcare - Services)	1,190	39,615
Quest Resource Corp.* (Oil & Gas)	1,547	657
Quest Software, Inc.* (Software)	2,261	29,958
Quidel Corp.* (Healthcare - Products)	1,190	18,814
Quiksilver, Inc.* (Apparel)	2,975	7,705
Rackable Systems, Inc.* (Computers)	1,547	11,030
RadiSys Corp.* (Computers)	1,666	10,612
RAIT Financial Trust (REIT)	2,499	9,546
Ralcorp Holdings, Inc.* (Food)	833	56,377
RCN Corp.* (Telecommunications)	2,023	13,048
Realty Income Corp. (REIT)	2,499	57,777
Reddy Ice Holdings, Inc. (Miscellaneous Manufacturing)	1,309	3,482
Redwood Trust, Inc. (REIT)	833	12,695
Regal-Beloit Corp. (Hand/Machine Tools)	714	23,248
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,666	32,154
Regis Corp. (Retail)	1,190	14,720
Rent-A-Center, Inc.* (Commercial Services)	1,547	22,586
Resources Connection, Inc.* (Commercial Services)	1,071	18,571
Rigel Pharmaceuticals, Inc.* (Healthcare - Products)	952	8,292
Riverbed Technology, Inc.* (Computers)	1,547	19,384
Robbins & Myers, Inc. (Machinery - Diversified)	714	14,566
Rock-Tenn Co. - Class A (Forest Products & Paper)	1,071	32,569
Rockwood Holdings, Inc.* (Chemicals)	1,071	13,227
Rofin-Sinar Technologies, Inc.* (Electronics)	833	18,568
Rosetta Resources, Inc.* (Oil & Gas)	1,309	13,810
Royal Gold, Inc. (Mining)	1,309	37,738
RTI Biologics, Inc.* (Healthcare - Products)	2,261	6,896
RTI International Metals, Inc.* (Mining)	595	9,395
Ruddick Corp. (Food)	952	27,265
S&T Bancorp, Inc. (Banks)	1,309	44,637
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	2,261	20,801
Savient Pharmaceuticals, Inc.* (Biotechnology)	1,190	5,664
SAVVIS, Inc.* (Telecommunications)	1,309	11,257
School Specialty, Inc.* (Retail)	1,071	22,491
Schulman (A.), Inc. (Chemicals)	1,666	29,838
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	1,547	25,866
Seabright Insurance Holdings* (Insurance)	1,904	19,916

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
Seattle Genetics, Inc.* (Biotechnology)	2,023	$20,796
Selective Insurance Group, Inc. (Insurance)	1,547	36,741
Semtech Corp.* (Semiconductors)	2,261	27,403
Senior Housing Properties Trust (REIT)	2,618	50,187
Sensient Technologies Corp. (Chemicals)	1,309	33,026
Sequenom, Inc.* (Biotechnology)	1,785	32,130
Silgan Holdings, Inc. (Packaging & Containers)	714	33,230
Silicon Image, Inc.* (Semiconductors)	2,975	13,596
Sinclair Broadcast Group, Inc. - Class A (Media)	2,975	9,609
SkyWest, Inc. (Airlines)	2,023	31,174
Skyworks Solutions, Inc.* (Semiconductors)	3,570	25,454
Smart Balance, Inc.* (Food)	2,142	15,337
Solera Holdings, Inc.* (Software)	1,428	35,543
Solutia, Inc.* (Chemicals)	1,666	16,060
Sonic Corp.* (Retail)	2,261	24,193
SONICWALL, Inc.* (Internet)	2,380	10,662
Sonus Networks, Inc.* (Telecommunications)	4,641	10,257
Sotheby’s (Commercial Services)	1,547	14,403
Southwest Gas Corp. (Water)	2,499	19,917
Spartan Stores, Inc. (Food)	952	25,694
Starent Networks Corp.* (Software)	1,190	11,864
STEC, Inc.* (Computers)	1,428	7,854
Steinway Musical Instruments, Inc.* (Commercial Services)	833	18,543
STERIS Corp. (Healthcare - Products)	1,428	48,609
Sterling Bancorp (Banks)	1,785	27,989
Sterling Bancshares, Inc. (Banks)	4,165	33,153
Steven Madden, Ltd.* (Apparel)	1,071	23,326
Stewart Information Services Corp. (Insurance)	1,309	21,729
Stifel Financial Corp.* (Diversified Financial Services)	714	31,166
Stone Energy Corp.* (Oil & Gas)	476	14,442
Strategic Hotels & Resorts, Inc. (REIT)	3,332	16,493
Sun Communities, Inc. (REIT)	2,499	37,585
Sun Healthcare Group, Inc.* (Healthcare - Services)	1,547	17,760
Sunrise Assisted Living, Inc.* (Healthcare - Services)	1,071	3,234
Sunstone Hotel Investors, Inc. (REIT)	2,023	13,251
Superior Industries International, Inc. (Auto Parts & Equipment)	1,547	22,122
Superior Well Services, Inc.* (Oil & Gas Services)	714	11,960
Susquehanna Bancshares, Inc. (Banks)	2,618	40,553
SVB Financial Group* (Banks)	1,190	61,225
Swift Energy Co.* (Oil & Gas)	595	19,088
Switch & Data Facilities Co.* (Internet)	952	8,968
Sybase, Inc.* (Software)	1,785	47,535
Sykes Enterprises, Inc.* (Computers)	1,309	20,892
Synaptics, Inc.* (Computers)	833	25,731
Syniverse Holdings, Inc.* (Telecommunications)	1,190	22,372
T-3 Energy Services, Inc.* (Oil & Gas Services)	357	8,607
Take-Two Interactive Software, Inc. (Software)	1,785	21,170
Tanger Factory Outlet Centers, Inc. (REIT)	1,071	38,738
Taser International, Inc.* (Electronics)	2,499	12,520
Team, Inc.* (Commercial Services)	595	16,523
Technitrol, Inc. (Electronics)	1,428	8,240
Tecumseh Products Co. - Class A* (Machinery - Diversified)	476	8,816
Tekelec* (Telecommunications)	2,380	30,202
Teledyne Technologies, Inc.* (Aerospace/Defense)	714	32,537
TeleTech Holdings, Inc.* (Commercial Services)	1,428	12,909
Tempur-Pedic International, Inc. (Home Furnishings)	1,785	13,941
Tennant Co. (Machinery - Diversified)	714	17,914
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	1,547	7,596
Tessera Technologies, Inc.* (Semiconductors)	1,309	22,620
Tetra Tech, Inc.* (Environmental Control)	1,428	31,402
Texas Capital Bancshares, Inc.* (Banks)	2,023	36,111
Texas Industries, Inc. (Building Materials)	357	11,292
The Cato Corp. - Class A (Retail)	1,428	22,163
The Children’s Place Retail Stores, Inc.* (Retail)	595	19,891
The Finish Line, Inc. - Class A (Retail)	1,666	15,944
The Geo Group, Inc.* (Commercial Services)	1,309	23,117
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	952	7,873
The Gymboree Corp.* (Apparel)	595	15,387
The Hain Celestial Group, Inc.* (Food)	1,547	35,952
The Knot, Inc.* (Internet)	2,023	13,959
The Medicines Co.* (Pharmaceuticals)	1,547	26,964
The Men’s Wearhouse, Inc. (Retail)	1,309	20,015
The Pep Boys - Manny, Moe & Jack (Retail)	2,261	10,898
The Phoenix Cos., Inc. (Insurance)	3,570	23,098
The Ryland Group, Inc. (Home Builders)	1,071	20,124
The Spectranetics Corp.* (Healthcare - Products)	1,666	4,998
The Steak n Shake Co.* (Retail)	2,975	15,321
The Timberland Co. - Class A* (Apparel)	1,428	17,279
The Ultimate Software Group, Inc.* (Software)	714	9,518
The Warnaco Group, Inc.* (Apparel)	952	28,379
Theravance, Inc.* (Pharmaceuticals)	1,785	12,102

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
thinkorswim Group, Inc.* (Diversified Financial Services)	1,785	$14,280
Thoratec Corp.* (Healthcare - Products)	1,785	43,947
THQ, Inc.* (Software)	1,666	12,412
Tibco Software, Inc.* (Internet)	4,760	24,514
Titan International, Inc. (Auto Parts & Equipment)	833	9,629
TiVo, Inc.* (Home Furnishings)	3,094	21,256
TNS, Inc.* (Commercial Services)	952	13,499
Toreador Resources Corp.* (Oil & Gas)	1,666	12,328
Town Sports International Holdings, Inc.* (Commercial Services)	1,785	4,445
Tractor Supply Co.* (Retail)	952	39,565
TradeStation Group, Inc.* (Diversified Financial Services)	2,023	15,840
TransDigm Group, Inc.* (Aerospace/Defense Equipment)	952	28,693
Tredegar Corp. (Miscellaneous Manufacturing)	1,309	19,268
TreeHouse Foods, Inc.* (Food)	1,190	36,009
Triple-S Management Corp. - Class BADR* (Healthcare - Services)	1,547	15,795
TriQuint Semiconductor, Inc.* (Semiconductors)	3,689	16,527
True Religion Apparel, Inc.* (Apparel)	595	9,966
TrueBlue, Inc.* (Commercial Services)	1,547	12,887
TrustCo Bank Corp. NY (Banks)	3,808	46,343
Trustmark Corp. (Banks)	1,666	34,186
TTM Technologies, Inc.* (Electronics)	1,904	13,633
Tupperware Corp. (Household Products/Wares)	1,309	33,118
tw telecom, Inc.* (Telecommunications)	3,332	23,591
TXCO Resources, Inc.* (Oil & Gas)	1,785	9,353
U-Store-It Trust (REIT)	2,856	19,592
U.S. Physical Therapy, Inc.* (Healthcare - Services)	2,023	28,079
UAL Corp. (Airlines)	2,618	38,118
Ultratech Stepper, Inc.* (Semiconductors)	1,309	19,740
UMB Financial Corp. (Banks)	833	37,760
Under Armour, Inc. - Class A* (Retail)	833	21,658
Unisource Energy Corp. (Electric)	952	26,256
United America Indemnity, Ltd. - Class AADR* (Insurance)	1,666	19,959
United Natural Foods, Inc.* (Food)	1,309	29,243
United Online, Inc. (Internet)	1,904	14,090
United Therapeutics Corp.* (Pharmaceuticals)	476	41,521
Universal American Financial Corp.* (Insurance)	1,785	15,797
Universal Corp. (Agriculture)	595	23,556
Universal Health Realty Income Trust (REIT)	1,190	41,305
Universal Technical Institute, Inc.* (Commercial Services)	1,547	25,525
USA Mobility, Inc. (Telecommunications)	2,499	24,115
USEC, Inc.* (Mining)	2,618	10,812
UTStarcom, Inc.* (Telecommunications)	3,689	8,780
VAALCO Energy, Inc.* (Oil & Gas)	2,261	11,983
Vail Resorts, Inc.* (Entertainment)	833	27,706
Valassis Communications, Inc.* (Commercial Services)	1,428	6,340
Valeant Pharmaceuticals International* (Pharmaceuticals)	1,785	33,504
ValueClick, Inc.* (Internet)	2,142	15,851
Varian, Inc.* (Electronics)	714	26,311
Veeco Instruments, Inc.* (Semiconductors)	1,547	11,974
Venoco, Inc.* (Oil & Gas)	714	3,020
VeriFone Holdings, Inc.* (Software)	1,785	20,278
Vignette Corp.* (Internet)	1,785	14,494
ViroPharma, Inc.* (Pharmaceuticals)	1,904	23,876
VistaPrint, Ltd.ADR* (Commercial Services)	1,190	20,313
Vital Images, Inc.* (Software)	1,547	20,188
VIVUS, Inc.* (Healthcare - Products)	2,499	15,219
Volcano Corp.* (Healthcare - Products)	1,547	24,056
Volcom, Inc.* (Apparel)	595	7,693
Volterra Semiconductor Corp.* (Semiconductors)	1,190	11,234
W.R. Grace & Co.* (Chemicals)	1,666	15,011
Wabtec Corp. (Machinery - Diversified)	952	37,852
Warren Resources, Inc.* (Oil & Gas)	2,142	11,331
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	833	35,378
Watts Water Technologies, Inc. - Class A (Electronics)	1,190	31,452
Websense, Inc.* (Internet)	1,428	27,875
Werner Enterprises, Inc. (Transportation)	1,904	37,356
West Coast Bancorp (Banks)	1,904	16,603
West Pharmaceutical Services, Inc. (Healthcare - Products)	714	28,503
Westamerica Bancorp (Banks)	714	40,876
Westar Energy, Inc. (Electric)	2,618	51,025
Westfield Financial, Inc. (Banks)	2,499	25,865
Willbros Group, Inc.ADR* (Oil & Gas Services)	833	12,903
Wind River Systems, Inc.* (Software)	2,261	19,761
Winn-Dixie Stores, Inc.* (Food)	1,428	21,449
WMS Industries, Inc.* (Leisure Time)	1,071	26,775
Wolverine World Wide, Inc. (Apparel)	1,190	27,965
Woodward Governor Co. (Electronics)	1,309	42,019
World Fuel Services Corp. (Retail)	952	20,401
World Wrestling Entertainment, Inc. (Entertainment)	2,023	28,808
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,785	21,545
Wright Express Corp.* (Commercial Services)	1,071	14,662
Wright Medical Group, Inc.* (Healthcare - Products)	1,309	30,343
XenoPort, Inc.* (Pharmaceuticals)	595	24,758
YRC Worldwide, Inc.* (Transportation)	1,666	7,630

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
Zenith National Insurance Corp. (Insurance)	952	$31,283
Zoll Medical Corp.* (Healthcare - Products)	595	14,328
Zoltek Cos., Inc.* (Chemicals)	714	8,418
Zoran Corp.* (Semiconductors)	1,785	14,530

TOTAL COMMON STOCKS (Cost $17,539,715)		15,654,956

	Principal Amount
Repurchase Agreements (27.7%)
Deutsche Bank, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $2,872,031 (Collateralized by $2,908,000 Federal National Mortgage Association, 5.00%, 3/15/16, market value $2,930,068)	$2,872,000	2,872,000
HSBC, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $2,552,028 (Collateralized by $2,598,000 of various U.S. Government Agency Obligations, 5.18%-5.50%, 7/15/11-4/14/23, market value $2,605,937)	2,552,000	2,552,000
UBS, 0.06%, 11/3/08+, dated 10/31/08, with a repurchase price of $919,005 (Collateralized by $942,000 Federal Home Loan Mortgage Corp., 1.98%‡, 1/12/09, market value $938,293)	919,000	919,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,343,000)		6,343,000

TOTAL INVESTMENT SECURITIES (Cost $23,882,715)—96.2%		21,997,956
Net other assets (liabilities) — 3.8%		875,602

NET ASSETS — 100.0%		$22,873,558

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at October 31, 2008.
ADR	American Depositary Receipt

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
Russell 2000 Mini Futures Contract expiring 12/19/08 (Underlying notional amount at value $2,308,240)	43	$7,074

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Russell 2000 Index terminating on 11/28/08	$4,802,912	$473,345

Small-Cap ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2008:

Advertising	NM
Aerospace/Defense	0.6%
Aerospace/Defense Equipment	0.2%
Agriculture	0.1%
Airlines	0.3%
Apparel	0.9%
Auto Parts & Equipment	0.3%
Banks	5.4%
Beverages	0.2%
Biotechnology	2.1%
Building Materials	0.2%
Chemicals	1.5%
Coal	0.1%
Commercial Services	4.3%
Computers	1.3%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	0.4%
Diversified Financial Services	1.0%
Electric	1.9%
Electrical Components & Equipment	0.5%
Electronics	1.9%
Energy - Alternate Sources	0.2%
Engineering & Construction	0.4%
Entertainment	0.5%
Environmental Control	0.3%
Food	1.5%
Forest Products & Paper	0.4%
Gas	0.8%
Hand/Machine Tools	0.2%
Healthcare - Products	3.6%
Healthcare - Services	1.1%
Home Builders	0.2%
Home Furnishings	0.3%
Household Products/Wares	0.4%
Housewares	NM
Insurance	2.5%
Internet	1.8%
Investment Companies	0.6%
Iron/Steel	0.1%
Leisure Time	0.4%
Lodging	0.2%
Machinery - Diversified	1.2%
Media	0.1%
Metal Fabricate/Hardware	0.5%
Mining	0.4%
Miscellaneous Manufacturing	1.2%
Office Furnishings	0.3%
Office/Business Equipment	0.2%
Oil & Gas	2.5%
Oil & Gas Services	1.2%
Packaging & Containers	0.1%
Pharmaceuticals	2.7%
REIT	4.1%
Real Estate	0.1%
Retail	3.5%
Savings & Loans	0.9%
Semiconductors	2.4%
Software	3.1%
Storage/Warehousing	0.1%
Telecommunications	2.7%
Toys/Games/Hobbies	0.3%
Transportation	1.5%
Water	0.5%
Other**	31.5%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	October 31, 2008
(unaudited)

NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
NASDAQ-100 ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks (95.9%)
Activision Blizzard, Inc.* (Software)	19,890	$247,829
Adobe Systems, Inc.* (Software)	8,775	233,766
Akamai Technologies, Inc.* (Internet)	2,730	39,257
Altera Corp. (Semiconductors)	7,150	124,052
Amazon.com, Inc.* (Internet)	4,745	271,604
Amgen, Inc.* (Biotechnology)	8,320	498,285
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	2,210	22,564
Apollo Group, Inc. - Class A* (Commercial Services)	2,730	189,762
Apple Computer, Inc.* (Computers)	20,865	2,244,865
Applied Materials, Inc. (Semiconductors)	11,700	151,047
Autodesk, Inc.* (Software)	3,965	84,494
Baidu.com, Inc.ADR* (Internet)	455	93,730
Bed Bath & Beyond, Inc.* (Retail)	5,915	152,430
Biogen Idec, Inc.* (Biotechnology)	5,330	226,791
Broadcom Corp. - Class A* (Semiconductors)	6,760	115,461
C.H. Robinson Worldwide, Inc. (Transportation)	2,860	148,091
CA, Inc. (Software)	8,385	149,253
Cadence Design Systems, Inc.* (Computers)	4,615	18,783
Celgene Corp.* (Biotechnology)	7,605	488,697
Cephalon, Inc.* (Pharmaceuticals)	1,105	79,251
Check Point Software Technologies, Ltd.ADR* (Internet)	3,575	72,287
Cintas Corp. (Textiles)	3,120	73,944
Cisco Systems, Inc.* (Telecommunications)	35,620	632,967
Citrix Systems, Inc.* (Software)	3,640	93,803
Cognizant Technology Solutions Corp.* (Computers)	4,810	92,352
Comcast Corp. - Special Class A (Media)	24,310	383,126
Costco Wholesale Corp. (Retail)	3,835	218,633
Dell, Inc.* (Computers)	12,155	147,683
DENTSPLY International, Inc. (Healthcare - Products)	2,405	73,064
DIRECTV Group, Inc.* (Media)	13,650	298,798
Discovery Communications, Inc. - Class A* (Media)	2,015	27,485
DISH Network Corp. - Class A* (Media)	3,705	58,317
eBay, Inc.* (Internet)	16,380	250,123
Electronic Arts, Inc.* (Software)	5,395	122,898
Expedia, Inc.* (Internet)	4,745	45,125
Expeditors International of Washington, Inc. (Transportation)	3,510	114,601
Express Scripts, Inc.* (Pharmaceuticals)	3,705	224,560
Fastenal Co. (Distribution/Wholesale)	2,405	96,825
Fiserv, Inc.* (Software)	3,445	114,925
Flextronics International, Ltd.ADR* (Electronics)	15,340	64,121
FLIR Systems, Inc.* (Electronics)	2,470	79,287
Focus Media Holding, Ltd.ADR* (Advertising)	1,885	34,929
Foster Wheeler, Ltd.ADR* (Engineering & Construction)	2,535	69,459
Garmin, Ltd.ADR* (Electronics)	3,250	72,963
Genzyme Corp.* (Biotechnology)	5,655	412,136
Gilead Sciences, Inc.* (Pharmaceuticals)	15,275	700,359
Google, Inc. - Class A* (Internet)	2,470	887,619
Hansen Natural Corp.* (Beverages)	1,560	39,499
Henry Schein, Inc.* (Healthcare - Products)	1,495	69,981
Hologic, Inc.* (Healthcare - Products)	4,550	55,692
IAC/InterActiveCorp* (Internet)	2,470	41,397
Infosys Technologies, Ltd.ADR (Software)	1,885	55,268
Intel Corp. (Semiconductors)	33,215	531,440
Intuit, Inc.* (Software)	6,825	171,034
Intuitive Surgical, Inc.* (Healthcare - Products)	650	112,313
Joy Global, Inc. (Machinery - Construction & Mining)	1,755	50,860
Juniper Networks, Inc.* (Telecommunications)	6,045	113,283
KLA -Tencor Corp. (Semiconductors)	3,575	83,119
Lam Research Corp.* (Semiconductors)	2,210	49,416
Lamar Advertising Co.* (Advertising)	1,235	18,735
Leap Wireless International, Inc.* (Telecommunications)	1,170	32,807
Level 3 Communications, Inc.* (Telecommunications)	25,675	26,959
Liberty Global, Inc. - Class A* (Media)	2,665	43,946
Liberty Media Holding Corp. - Interactive Series A* (Internet)	9,165	44,725
Linear Technology Corp. (Semiconductors)	5,005	113,513
Logitech International S.A.ADR* (Computers)	2,925	43,261
Marvell Technology Group, Ltd.ADR* (Semiconductors)	9,750	67,860
Microchip Technology, Inc. (Semiconductors)	2,600	64,038
Microsoft Corp. (Software)	53,040	1,184,383
Millicom International Cellular S.A.ADR (Telecommunications)	1,755	70,200
Monster Worldwide, Inc.* (Internet)	2,145	30,545
NetApp, Inc.* (Computers)	5,785	78,271
NII Holdings, Inc. - Class B* (Telecommunications)	2,730	70,325
NVIDIA Corp.* (Semiconductors)	9,230	80,855
Oracle Corp.* (Software)	36,335	664,567
PACCAR, Inc. (Auto Manufacturers)	6,890	201,464
Patterson Cos., Inc.* (Healthcare - Products)	1,950	49,394
Paychex, Inc. (Commercial Services)	5,785	165,104
PetSmart, Inc. (Retail)	2,145	42,235
Qualcomm, Inc. (Telecommunications)	33,410	1,278,267
Research In Motion, Ltd.ADR* (Computers)	9,555	481,859
Ryanair Holdings PLCADR* (Airlines)	1,950	43,427
SanDisk Corp.* (Computers)	3,510	31,204
Sears Holdings Corp.* (Retail)	2,210	127,605
Sigma-Aldrich Corp. (Chemicals)	2,015	88,378
Sirius XM Radio, Inc.* (Media)	58,045	19,619
Staples, Inc. (Retail)	8,060	156,606
Starbucks Corp.* (Retail)	17,160	225,311

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
NASDAQ-100 ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
Steel Dynamics, Inc. (Iron/Steel)	3,510	$41,839
Stericycle, Inc.* (Environmental Control)	1,495	87,353
Sun Microsystems, Inc.* (Computers)	5,525	25,415
Symantec Corp.* (Internet)	14,820	186,436
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	10,660	457,101
VeriSign, Inc.* (Internet)	3,055	64,766
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,470	64,739
Virgin Media, Inc. (Telecommunications)	6,045	34,819
Whole Foods Market, Inc. (Food)	2,340	25,085
Wynn Resorts, Ltd. (Lodging)	1,885	113,854
Xilinx, Inc. (Semiconductors)	6,175	113,743
Yahoo!, Inc.* (Internet)	11,245	144,161

TOTAL COMMON STOCKS (Cost $16,519,419)		19,320,477

	Principal Amount
Repurchase Agreements (4.3%)
Deutsche Bank, 0.13%, 11/3/08, dated 10/31/08, with a repurchase price of $391,004 (Collateralized by $396,000 Federal National Mortgage Association, 5.00%, 3/15/16, market value $399,005)	$391,000	391,000
HSBC, 0.13%, 11/3/08, dated 10/31/08, with a repurchase price of $348,004 (Collateralized by $390,000 Federal Home Loan Bank, 5.18%, 4/14/23, market value $357,952)	348,000	348,000
UBS, 0.06%, 11/3/08, dated 10/31/08, with a repurchase price of $126,001 (Collateralized by $130,000 Federal Home Loan Mortgage Corp., 1.98%‡, 1/12/09, market value $129,488)	126,000	126,000

TOTAL REPURCHASE AGREEMENTS (Cost $865,000)		865,000

TOTAL INVESTMENT SECURITIES (Cost $17,384,419)—100.2%		20,185,477
Net other assets (liabilities) — (0.2)%		(42,528)

NET ASSETS — 100.0%		$20,142,949

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at October 31, 2008.
ADR	American Depositary Receipt

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini NASDAQ-100 Futures Contract expiring 12/19/08 (Underlying notional amount at value $936,425)	35	$19,108

NASDAQ-100 ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2008:

Advertising	0.3%
Airlines	0.2%
Auto Manufacturers	1.0%
Beverages	0.2%
Biotechnology	8.3%
Chemicals	0.4%
Commercial Services	1.7%
Computers	15.7%
Distribution/Wholesale	0.5%
Electronics	1.1%
Engineering & Construction	0.3%
Environmental Control	0.4%
Food	0.1%
Healthcare - Products	1.8%
Internet	10.7%
Iron/Steel	0.2%
Lodging	0.6%
Machinery - Construction & Mining	0.3%
Media	4.1%
Pharmaceuticals	7.4%
Retail	4.6%
Semiconductors	7.4%
Software	15.6%
Telecommunications	11.3%
Textiles	0.4%
Transportation	1.3%
Other**	4.1%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Large-Cap Value ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks (100.2%)
3M Co. (Miscellaneous Manufacturing)	624	$40,123
Abbott Laboratories (Pharmaceuticals)	2,496	137,654
Advanced Micro Devices, Inc.* (Semiconductors)	1,456	5,096
Aetna, Inc. (Healthcare - Services)	624	15,519
Affiliated Computer Services, Inc. - Class A* (Computers)	104	4,264
AFLAC, Inc. (Insurance)	520	23,026
Agilent Technologies, Inc.* (Electronics)	832	18,462
Air Products & Chemicals, Inc. (Chemicals)	416	24,182
AK Steel Holding Corp. (Iron/Steel)	208	2,895
Alcoa, Inc. (Mining)	2,600	29,926
Allegheny Energy, Inc. (Electric)	416	12,542
Allegheny Technologies, Inc. (Iron/Steel)	208	5,520
Allergan, Inc. (Pharmaceuticals)	312	12,377
Allied Waste Industries, Inc.* (Environmental Control)	1,144	11,920
Allstate Corp. (Insurance)	1,768	46,657
Altera Corp. (Semiconductors)	416	7,218
Altria Group, Inc. (Agriculture)	6,760	129,724
Ameren Corp. (Electric)	728	23,624
American Capital, Ltd. (Investment Companies)	624	8,767
American Electric Power, Inc. (Electric)	1,352	44,116
American International Group, Inc. (Insurance)	4,576	8,740
American Tower Corp.* (Telecommunications)	936	30,242
Ameriprise Financial, Inc. (Diversified Financial Services)	728	15,725
AmerisourceBergen Corp. (Pharmaceuticals)	520	16,260
Anadarko Petroleum Corp. (Oil & Gas)	832	29,370
Analog Devices, Inc. (Semiconductors)	520	11,107
AON Corp. (Insurance)	520	21,996
Apartment Investment and Management Co. - Class A (REIT)	312	4,565
Applied Biosystems, Inc. (Electronics)	208	6,413
Applied Materials, Inc. (Semiconductors)	2,808	36,251
Archer-Daniels-Midland Co. (Agriculture)	1,144	23,715
Ashland, Inc. (Chemicals)	208	4,699
Assurant, Inc. (Insurance)	312	7,950
AT&T, Inc. (Telecommunications)	19,240	515,055
Automatic Data Processing, Inc. (Software)	832	29,078
AutoNation, Inc.* (Retail)	416	2,858
Avalonbay Communities, Inc. (REIT)	208	14,772
Avery Dennison Corp. (Household Products/Wares)	312	10,926
Bank of America Corp. (Banks)	16,536	399,675
Bank of New York Mellon Corp. (Banks)	3,744	122,054
Baxter International, Inc. (Healthcare - Products)	832	50,328
BB&T Corp. (Banks)	1,768	63,383
Bemis Co., Inc. (Packaging & Containers)	312	7,750
Big Lots, Inc.* (Retail)	312	7,622
Boeing Co. (Aerospace/Defense)	1,248	65,233
Boston Properties, Inc. (REIT)	416	29,486
Boston Scientific Corp.* (Healthcare - Products)	1,768	15,965
Bristol-Myers Squibb Co. (Pharmaceuticals)	6,448	132,506
Broadcom Corp. - Class A* (Semiconductors)	832	14,211
Brown-Forman Corp. (Beverages)	104	4,722
Burlington Northern Santa Fe Corp. (Transportation)	520	46,311
CA, Inc. (Software)	832	14,810
Capital One Financial Corp. (Diversified Financial Services)	1,248	48,822
Cardinal Health, Inc. (Pharmaceuticals)	1,144	43,701
Carnival Corp. - Class AADR (Leisure Time)	1,456	36,982
CBS Corp. - Class B (Media)	2,184	21,207
CenterPoint Energy, Inc. (Electric)	1,040	11,981
Centex Corp. (Home Builders)	416	5,096
CenturyTel, Inc. (Telecommunications)	312	7,834
ChevronTexaco Corp. (Oil & Gas)	2,912	217,235
Chubb Corp. (Insurance)	1,144	59,282
Ciena Corp.* (Telecommunications)	312	2,998
CIGNA Corp. (Insurance)	416	6,781
Cincinnati Financial Corp. (Insurance)	520	13,515
Cintas Corp. (Textiles)	208	4,930
CIT Group, Inc. (Diversified Financial Services)	936	3,875
Citigroup, Inc. (Diversified Financial Services)	17,680	241,332
CMS Energy Corp. (Electric)	728	7,462
Coca-Cola Co. (Beverages)	2,704	119,138
Coca-Cola Enterprises, Inc. (Beverages)	936	9,407
Comcast Corp. - Special Class A (Media)	9,568	150,792
Comerica, Inc. (Banks)	520	14,347
Computer Sciences Corp.* (Computers)	520	15,683
Compuware Corp.* (Software)	416	2,654
ConAgra Foods, Inc. (Food)	1,456	25,364
Consolidated Edison, Inc. (Electric)	832	36,042
Constellation Brands, Inc.* (Beverages)	312	3,912
Convergys Corp.* (Commercial Services)	416	3,199
Cooper Industries, Ltd. - Class AADR (Miscellaneous Manufacturing)	312	9,656
Corning, Inc. (Telecommunications)	3,744	40,548
Costco Wholesale Corp. (Retail)	728	41,503
Covidien, Ltd.ADR (Healthcare - Products)	1,664	73,699
CSX Corp. (Transportation)	1,352	61,813
CVS Corp. (Retail)	1,664	51,002

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Large-Cap Value ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
D.R. Horton, Inc. (Home Builders)	936	$6,908
Dean Foods Co.* (Food)	520	11,367
Deere & Co. (Machinery - Diversified)	520	20,051
Developers Diversified Realty Corp. (REIT)	416	5,479
DIRECTV Group, Inc.* (Media)	1,352	29,595
Discover Financial Services (Diversified Financial Services)	728	8,918
Dominion Resources, Inc. (Electric)	1,872	67,916
Dover Corp. (Miscellaneous Manufacturing)	624	19,824
Dr. Pepper Snapple Group, Inc.* (Beverages)	208	4,763
DTE Energy Co. (Electric)	520	18,356
Duke Energy Corp. (Electric)	4,056	66,437
Dynegy, Inc. - Class A* (Electric)	1,560	5,678
E* TRADE Financial Corp.* (Diversified Financial Services)	1,768	3,218
E.I. du Pont de Nemours & Co. (Chemicals)	2,912	93,184
Eastman Chemical Co. (Chemicals)	104	4,201
Eastman Kodak Co. (Miscellaneous Manufacturing)	936	8,592
Eaton Corp. (Miscellaneous Manufacturing)	312	13,915
Edison International (Electric)	1,040	37,014
El Paso Corp. (Pipelines)	2,288	22,194
Eli Lilly & Co. (Pharmaceuticals)	2,080	70,346
Embarq Corp. (Telecommunications)	520	15,600
EMC Corp.* (Computers)	3,536	41,654
Emerson Electric Co. (Electrical Components & Equipment)	1,352	44,251
Ensco International, Inc. (Oil & Gas)	208	7,906
Entergy Corp. (Electric)	624	48,703
Equity Residential Properties Trust (REIT)	832	29,062
Exelon Corp. (Electric)	2,080	112,819
Family Dollar Stores, Inc. (Retail)	208	5,597
FedEx Corp. (Transportation)	416	27,194
Fidelity National Information Services, Inc. (Software)	208	3,139
Fifth Third Bancorp (Banks)	1,872	20,311
First Horizon National Corp. (Banks)	624	7,432
FirstEnergy Corp. (Electric)	1,040	54,246
Flowserve Corp. (Machinery - Diversified)	104	5,920
Fluor Corp. (Engineering & Construction)	312	12,458
Ford Motor Co.* (Auto Manufacturers)	7,280	15,943
Fortune Brands, Inc. (Household Products/Wares)	208	7,933
FPL Group, Inc. (Electric)	1,352	63,868
Frontier Communications Corp. (Telecommunications)	1,040	7,914
Gannett Co., Inc. (Media)	728	8,008
General Electric Co. (Miscellaneous Manufacturing)	34,008	663,496
General Growth Properties, Inc. (REIT)	832	3,444
General Mills, Inc. (Food)	624	42,270
General Motors Corp. (Auto Manufacturers)	1,872	10,820
Genuine Parts Co. (Distribution/Wholesale)	520	20,462
Genworth Financial, Inc. - Class A (Diversified Financial Services)	1,352	6,544
Goodrich Corp. (Aerospace/Defense)	208	7,604
Hartford Financial Services Group, Inc. (Insurance)	1,040	10,733
Hasbro, Inc. (Toys/Games/Hobbies)	416	12,093
HCP, Inc. (REIT)	832	24,902
Heinz (H.J.) Co. (Food)	1,040	45,573
Hercules, Inc. (Chemicals)	208	3,496
Hess Corp. (Oil & Gas)	416	25,047
Hewlett-Packard Co. (Computers)	4,264	163,226
Home Depot, Inc. (Retail)	2,704	63,787
Honeywell International, Inc. (Miscellaneous Manufacturing)	1,560	47,502
Host Marriott Corp. (REIT)	1,664	17,206
Hudson City Bancorp, Inc. (Savings & Loans)	832	15,650
Humana, Inc.* (Healthcare - Services)	208	6,155
Huntington Bancshares, Inc. (Banks)	1,144	10,811
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	624	20,835
Ingersoll-Rand Co. - Class AADR (Miscellaneous Manufacturing)	624	11,513
Integrys Energy Group, Inc. (Electric)	208	9,901
Intel Corp. (Semiconductors)	8,008	128,128
International Business Machines Corp. (Computers)	1,248	116,027
International Flavors & Fragrances, Inc. (Chemicals)	104	3,316
International Paper Co. (Forest Products & Paper)	1,352	23,281
Interpublic Group of Cos., Inc.* (Advertising)	1,560	8,096
Invesco, Ltd.ADR (Diversified Financial Services)	936	13,956
J.C. Penney Co., Inc. (Retail)	728	17,414
J.P. Morgan Chase & Co. (Diversified Financial Services)	11,960	493,350
Jabil Circuit, Inc. (Electronics)	728	6,122
Janus Capital Group, Inc. (Diversified Financial Services)	312	3,663
JDS Uniphase Corp.* (Telecommunications)	624	3,407
Johnson Controls, Inc. (Auto Parts & Equipment)	936	16,595
Jones Apparel Group, Inc. (Apparel)	312	3,466
Juniper Networks, Inc.* (Telecommunications)	832	15,592
KB Home (Home Builders)	208	3,472
KeyCorp (Banks)	1,560	19,079
Kimberly-Clark Corp. (Household Products/Wares)	728	44,619
Kimco Realty Corp. (REIT)	832	18,787
King Pharmaceuticals, Inc.* (Pharmaceuticals)	832	7,313
KLA -Tencor Corp. (Semiconductors)	312	7,254
Kraft Foods, Inc. (Food)	4,888	142,436
Kroger Co. (Food)	2,184	59,973
Legg Mason, Inc. (Diversified Financial Services)	208	4,616

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Large-Cap Value ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	520	$9,027
Lennar Corp. - Class A (Home Builders)	416	3,220
Limited, Inc. (Retail)	936	11,213
Lincoln National Corp. (Insurance)	832	14,344
Linear Technology Corp. (Semiconductors)	312	7,076
Liz Claiborne, Inc. (Apparel)	312	2,543
Loews Corp. (Insurance)	1,144	37,992
Lorillard, Inc. (Agriculture)	312	20,548
LSI Logic Corp.* (Semiconductors)	2,080	8,008
M&T Bank Corp. (Banks)	208	16,869
Macy’s, Inc. (Retail)	1,352	16,616
Manitowoc Co. (Machinery - Diversified)	104	1,023
Marathon Oil Corp. (Oil & Gas)	936	27,238
Marriott International, Inc. - Class A (Lodging)	416	8,682
Marsh & McLennan Cos., Inc. (Insurance)	1,664	48,788
Marshall & Ilsley Corp. (Banks)	832	15,001
Masco Corp. (Building Materials)	1,144	11,612
Massey Energy Co. (Coal)	312	7,204
Mattel, Inc. (Toys/Games/Hobbies)	1,144	17,183
MBIA, Inc. (Insurance)	728	7,156
McCormick & Co., Inc. (Food)	208	7,001
McDonald’s Corp. (Retail)	1,872	108,445
McKesson Corp. (Commercial Services)	936	34,435
MeadWestvaco Corp. (Forest Products & Paper)	520	7,296
Medco Health Solutions, Inc.* (Pharmaceuticals)	936	35,521
Merck & Co., Inc. (Pharmaceuticals)	4,576	141,627
Merrill Lynch & Co., Inc. (Diversified Financial Services)	4,992	92,801
MetLife, Inc. (Insurance)	2,496	82,917
Microchip Technology, Inc. (Semiconductors)	624	15,369
Micron Technology, Inc.* (Semiconductors)	2,496	11,756
Millipore Corp.* (Biotechnology)	104	5,397
Molex, Inc. (Electrical Components & Equipment)	416	5,995
Molson Coors Brewing Co. - Class B (Beverages)	416	15,542
Monsanto Co. (Agriculture)	832	74,031
Monster Worldwide, Inc.* (Internet)	312	4,443
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	3,640	63,591
Mylan Laboratories, Inc.* (Pharmaceuticals)	312	2,674
Nabors Industries, Ltd.ADR* (Oil & Gas)	208	2,991
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	208	6,752
National City Corp. (Banks)	6,760	18,252
National-Oilwell Varco, Inc.* (Oil & Gas Services)	520	15,543
Newell Rubbermaid, Inc. (Housewares)	936	12,870
Newmont Mining Corp. (Mining)	728	19,176
News Corp. - Class A (Media)	3,848	40,943
Nicor, Inc. (Gas)	104	4,806
NiSource, Inc. (Electric)	936	12,131
Noble Corp.ADR (Oil & Gas)	416	13,399
Noble Energy, Inc. (Oil & Gas)	312	16,168
Nordstrom, Inc. (Retail)	208	3,763
Norfolk Southern Corp. (Transportation)	1,248	74,805
Northern Trust Corp. (Banks)	312	17,569
Northrop Grumman Corp. (Aerospace/Defense)	1,144	53,642
Novell, Inc.* (Software)	728	3,392
Novellus Systems, Inc.* (Semiconductors)	208	3,286
Occidental Petroleum Corp. (Oil & Gas)	1,040	57,762
Office Depot, Inc.* (Retail)	936	3,370
PACCAR, Inc. (Auto Manufacturers)	416	12,164
Pall Corp. (Miscellaneous Manufacturing)	208	5,493
Parker Hannifin Corp. (Miscellaneous Manufacturing)	208	8,064
Paychex, Inc. (Commercial Services)	312	8,904
Peabody Energy Corp. (Coal)	416	14,356
Pepco Holdings, Inc. (Electric)	624	12,886
PerkinElmer, Inc. (Electronics)	312	5,597
Pfizer, Inc. (Pharmaceuticals)	21,944	388,628
PG&E Corp. (Electric)	1,144	41,950
Philip Morris International, Inc. (Commercial Services)	4,368	189,877
Pinnacle West Capital Corp. (Electric)	312	9,875
Plum Creek Timber Co., Inc. (Forest Products & Paper)	312	11,631
PNC Financial Services Group (Banks)	1,144	76,270
PPG Industries, Inc. (Chemicals)	520	25,782
PPL Corp. (Electric)	1,248	40,959
Praxair, Inc. (Chemicals)	312	20,327
Precision Castparts Corp. (Metal Fabricate/Hardware)	208	13,480
Principal Financial Group, Inc. (Insurance)	520	9,875
Procter & Gamble Co. (Cosmetics/Personal Care)	3,120	201,365
Progress Energy, Inc. (Electric)	832	32,756
ProLogis (REIT)	520	7,280
Prudential Financial, Inc. (Insurance)	832	24,960
Public Service Enterprise Group, Inc. (Electric)	1,664	46,842
Public Storage, Inc. (REIT)	416	33,904
Pulte Homes, Inc. (Home Builders)	312	3,476
Qwest Communications International, Inc. (Telecommunications)	4,888	13,980
R.R. Donnelley & Sons Co. (Commercial Services)	728	12,063
RadioShack Corp. (Retail)	208	2,633
Range Resources Corp. (Oil & Gas)	208	8,782
Raytheon Co. (Aerospace/Defense)	1,352	69,101
Regions Financial Corp. (Banks)	2,288	25,374
Reynolds American, Inc. (Agriculture)	520	25,459
Robert Half International, Inc. (Commercial Services)	312	5,887
Rohm & Haas Co. (Chemicals)	416	29,266

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Large-Cap Value ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
Rowan Cos., Inc. (Oil & Gas)	416	$7,546
Ryder System, Inc. (Transportation)	208	8,241
Safeway, Inc. (Food)	1,456	30,969
Sara Lee Corp. (Food)	2,288	25,580
Schering-Plough Corp. (Pharmaceuticals)	3,536	51,237
Scripps Networks Interactive - Class A (Entertainment)	208	5,907
Sealed Air Corp. (Packaging & Containers)	520	8,798
Sempra Energy (Gas)	832	35,435
Sherwin-Williams Co. (Chemicals)	104	5,919
Simon Property Group, Inc. (REIT)	728	48,798
Snap-on, Inc. (Hand/Machine Tools)	208	7,686
Southern Co. (Electric)	2,496	85,713
Southwest Airlines Co. (Airlines)	2,392	28,178
Sovereign Bancorp, Inc.* (Savings & Loans)	1,560	4,524
Spectra Energy Corp. (Pipelines)	2,080	40,206
Sprint Nextel Corp. (Telecommunications)	9,256	28,971
Staples, Inc. (Retail)	728	14,145
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	312	7,032
State Street Corp. (Banks)	728	31,559
Sun Microsystems, Inc.* (Computers)	2,496	11,482
SunTrust Banks, Inc. (Banks)	1,144	45,920
SuperValu, Inc. (Food)	728	10,367
Sysco Corp. (Food)	728	19,074
T. Rowe Price Group, Inc. (Diversified Financial Services)	312	12,336
Target Corp. (Retail)	1,040	41,725
TECO Energy, Inc. (Electric)	728	8,401
Tellabs, Inc.* (Telecommunications)	1,248	5,292
Tenet Healthcare Corp.* (Healthcare - Services)	1,560	6,833
Teradata Corp.* (Computers)	312	4,802
Teradyne, Inc.* (Semiconductors)	520	2,652
Tesoro Petroleum Corp. (Oil & Gas)	208	2,011
Texas Instruments, Inc. (Semiconductors)	1,768	34,582
Textron, Inc. (Miscellaneous Manufacturing)	520	9,204
The Charles Schwab Corp. (Diversified Financial Services)	1,768	33,804
The Dow Chemical Co. (Chemicals)	3,016	80,437
The Gap, Inc. (Retail)	624	8,075
The Goldman Sachs Group, Inc. (Diversified Financial Services)	520	48,100
The New York Times Co. - Class A (Media)	416	4,160
The Stanley Works (Hand/Machine Tools)	208	6,810
The Travelers Companies, Inc. (Insurance)	1,976	84,079
The Williams Cos., Inc. (Pipelines)	1,872	39,256
Thermo Electron Corp.* (Electronics)	728	29,557
Tiffany & Co. (Retail)	208	5,710
Time Warner, Inc. (Media)	11,648	117,528
Torchmark Corp. (Insurance)	104	4,344
Tyco Electronics, Ltd.ADR (Electronics)	1,560	30,326
Tyco International, Ltd.ADR (Miscellaneous Manufacturing)	1,560	39,437
Tyson Foods, Inc. - Class A (Food)	936	8,181
U.S. Bancorp (Banks)	5,616	167,413
Union Pacific Corp. (Transportation)	1,664	111,105
Unisys Corp.* (Computers)	1,144	1,739
United Parcel Service, Inc. - Class B (Transportation)	1,352	71,359
United Technologies Corp. (Aerospace/Defense)	1,144	62,874
UnumProvident Corp. (Insurance)	1,144	18,018
V. F. Corp. (Apparel)	312	17,191
VeriSign, Inc.* (Internet)	312	6,614
Verizon Communications, Inc. (Telecommunications)	9,256	274,625
Viacom, Inc. - Class B* (Media)	1,248	25,235
Vornado Realty Trust (REIT)	416	29,349
Vulcan Materials Co. (Building Materials)	208	11,290
W.W. Grainger, Inc. (Distribution/Wholesale)	104	8,171
Wachovia Corp. (Banks)	6,968	44,665
Wal-Mart Stores, Inc. (Retail)	3,224	179,931
Walgreen Co. (Retail)	1,040	26,478
Walt Disney Co. (Media)	3,536	91,582
Washington Post Co. - Class B (Media)	104	44,387
Waste Management, Inc. (Environmental Control)	1,560	48,719
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	208	5,443
Weatherford International, Ltd.ADR* (Oil & Gas Services)	832	14,044
WellPoint, Inc.* (Healthcare - Services)	936	36,382
Wells Fargo & Co. (Banks)	10,712	364,744
Weyerhaeuser Co. (Forest Products & Paper)	728	27,824
Whirlpool Corp. (Home Furnishings)	208	9,703
Whole Foods Market, Inc. (Food)	208	2,230
Windstream Corp. (Telecommunications)	1,456	10,935
Wisconsin Energy Corp. (Electric)	416	18,096
Wyeth (Pharmaceuticals)	1,352	43,507
Wyndham Worldwide Corp. (Lodging)	624	5,111
Xcel Energy, Inc. (Electric)	1,352	23,552
Xerox Corp. (Office/Business Equipment)	936	7,507
Xilinx, Inc. (Semiconductors)	416	7,663
XL Capital, Ltd. - Class AADR (Insurance)	936	9,079
Zions Bancorp (Banks)	416	15,854

TOTAL COMMON STOCKS (Cost $14,224,914)		13,113,526

TOTAL INVESTMENT SECURITIES (Cost $14,224,914)—100.2%		13,113,526
Net other assets (liabilities) — (0.2)%		(23,029)

NET ASSETS — 100.0%		$13,090,497

*	Non-income producing security
ADR	American Depositary Receipt

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Large-Cap Value ProFund	October 31, 2008
(unaudited)

Large-Cap Value ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2008:

Advertising	0.1%
Aerospace/Defense	2.0%
Agriculture	2.2%
Airlines	0.2%
Apparel	0.1%
Auto Manufacturers	0.3%
Auto Parts & Equipment	0.1%
Banks	11.4%
Beverages	1.1%
Biotechnology	NM
Building Materials	0.2%
Chemicals	2.1%
Coal	0.2%
Commercial Services	2.0%
Computers	2.6%
Cosmetics/Personal Care	1.5%
Distribution/Wholesale	0.3%
Diversified Financial Services	8.4%
Electric	7.5%
Electrical Components & Equipment	0.3%
Electronics	0.5%
Engineering & Construction	0.1%
Entertainment	NM
Environmental Control	0.5%
Food	3.3%
Forest Products & Paper	0.6%
Gas	0.3%
Hand/Machine Tools	0.2%
Healthcare - Products	1.1%
Healthcare - Services	0.5%
Home Builders	0.1%
Home Furnishings	0.1%
Household Products/Wares	0.5%
Housewares	0.1%
Insurance	4.4%
Internet	0.1%
Investment Companies	0.1%
Iron/Steel	NM
Leisure Time	0.3%
Lodging	0.2%
Machinery - Diversified	0.2%
Media	4.1%
Metal Fabricate/Hardware	0.1%
Mining	0.3%
Miscellaneous Manufacturing	7.2%
Office/Business Equipment	0.1%
Oil & Gas	3.2%
Oil & Gas Services	0.2%
Packaging & Containers	0.2%
Pharmaceuticals	8.3%
Pipelines	0.8%
REIT	1.9%
Retail	4.5%
Savings & Loans	0.1%
Semiconductors	2.5%
Software	0.3%
Telecommunications	7.3%
Textiles	NM
Toys/Games/Hobbies	0.2%
Transportation	3.1%
Other**	(0.2)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Large-Cap Growth ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks (100.1%)
3M Co. (Miscellaneous Manufacturing)	897	$57,677
Abbott Laboratories (Pharmaceuticals)	1,380	76,107
Abercrombie & Fitch Co. - Class A (Retail)	138	3,996
Adobe Systems, Inc.* (Software)	966	25,734
Advanced Micro Devices, Inc.* (Semiconductors)	276	966
Aetna, Inc. (Healthcare - Services)	483	12,012
Affiliated Computer Services, Inc. - Class A* (Computers)	138	5,658
AFLAC, Inc. (Insurance)	552	24,443
Agilent Technologies, Inc.* (Electronics)	207	4,593
Air Products & Chemicals, Inc. (Chemicals)	138	8,022
AK Steel Holding Corp. (Iron/Steel)	69	960
Akamai Technologies, Inc.* (Internet)	276	3,969
Allegheny Energy, Inc. (Electric)	69	2,080
Allegheny Technologies, Inc. (Iron/Steel)	69	1,831
Allergan, Inc. (Pharmaceuticals)	345	13,686
Altera Corp. (Semiconductors)	345	5,986
Amazon.com, Inc.* (Internet)	552	31,596
American Express Co. (Diversified Financial Services)	2,070	56,925
American International Group, Inc. (Insurance)	2,346	4,481
American Tower Corp.* (Telecommunications)	207	6,688
Amgen, Inc.* (Biotechnology)	2,001	119,840
Amphenol Corp. - Class A (Electronics)	345	9,884
Anadarko Petroleum Corp. (Oil & Gas)	414	14,614
Analog Devices, Inc. (Semiconductors)	207	4,422
Anheuser-Busch Cos., Inc. (Beverages)	1,311	81,321
AON Corp. (Insurance)	207	8,756
Apache Corp. (Oil & Gas)	621	51,127
Apollo Group, Inc. - Class A* (Commercial Services)	207	14,389
Apple Computer, Inc.* (Computers)	1,587	170,745
Applied Biosystems, Inc. (Electronics)	207	6,382
Applied Materials, Inc. (Semiconductors)	828	10,689
Archer-Daniels-Midland Co. (Agriculture)	483	10,013
Autodesk, Inc.* (Software)	414	8,822
Automatic Data Processing, Inc. (Software)	483	16,881
AutoZone, Inc.* (Retail)	69	8,783
Avon Products, Inc. (Cosmetics/Personal Care)	759	18,846
Baker Hughes, Inc. (Oil & Gas Services)	552	19,292
Ball Corp. (Packaging & Containers)	207	7,079
Bard (C.R.), Inc. (Healthcare - Products)	207	18,268
Barr Pharmaceuticals, Inc.* (Pharmaceuticals)	207	13,302
Baxter International, Inc. (Healthcare - Products)	690	41,738
Becton, Dickinson & Co. (Healthcare - Products)	414	28,732
Bed Bath & Beyond, Inc.* (Retail)	483	12,447
Best Buy Co., Inc. (Retail)	621	16,649
Biogen Idec, Inc.* (Biotechnology)	552	23,488
BJ Services Co. (Oil & Gas Services)	552	7,093
Black & Decker Corp. (Hand/Machine Tools)	138	6,986
BMC Software, Inc.* (Software)	345	8,908
Boeing Co. (Aerospace/Defense)	621	32,460
Boston Scientific Corp.* (Healthcare - Products)	1,449	13,084
Broadcom Corp. - Class A* (Semiconductors)	345	5,893
Brown-Forman Corp. (Beverages)	69	3,133
Burlington Northern Santa Fe Corp. (Transportation)	276	24,581
C.H. Robinson Worldwide, Inc. (Transportation)	276	14,291
CA, Inc. (Software)	276	4,913
Cabot Oil & Gas Corp. (Oil & Gas)	207	5,811
Cameron International Corp.* (Oil & Gas Services)	414	10,044
Campbell Soup Co. (Food)	414	15,711
Caterpillar, Inc. (Machinery - Construction & Mining)	1,104	42,140
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	345	2,418
Celgene Corp.* (Biotechnology)	759	48,773
CF Industries Holdings, Inc. (Chemicals)	69	4,429
Chesapeake Energy Corp. (Oil & Gas)	966	21,223
ChevronTexaco Corp. (Oil & Gas)	2,139	159,569
CIGNA Corp. (Insurance)	276	4,499
Cintas Corp. (Textiles)	138	3,271
Cisco Systems, Inc.* (Telecommunications)	10,695	190,050
Citrix Systems, Inc.* (Software)	345	8,891
Clorox Co. (Household Products/Wares)	276	16,784
CME Group, Inc. (Diversified Financial Services)	138	38,937
Coach, Inc.* (Apparel)	621	12,793
Coca-Cola Co. (Beverages)	2,070	91,204
Cognizant Technology Solutions Corp.* (Computers)	552	10,598
Colgate-Palmolive Co. (Cosmetics/Personal Care)	897	56,296
Compuware Corp.* (Software)	207	1,321
ConocoPhillips (Oil & Gas)	2,829	147,165
CONSOL Energy, Inc. (Coal)	345	10,830
Constellation Brands, Inc.* (Beverages)	138	1,731
Constellation Energy Group, Inc. (Electric)	345	8,352
Cooper Industries, Ltd. - Class AADR (Miscellaneous Manufacturing)	138	4,271
Corning, Inc. (Telecommunications)	759	8,220
Costco Wholesale Corp. (Retail)	345	19,668
Coventry Health Care, Inc.* (Healthcare - Services)	276	3,640

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Large-Cap Growth ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
Cummins, Inc. (Machinery - Diversified)	345	$8,918
CVS Corp. (Retail)	1,656	50,756
Danaher Corp. (Miscellaneous Manufacturing)	483	28,613
Darden Restaurants, Inc. (Retail)	276	6,119
DaVita, Inc.* (Healthcare - Services)	207	11,747
Deere & Co. (Machinery - Diversified)	483	18,624
Dell, Inc.* (Computers)	3,657	44,433
Devon Energy Corp. (Oil & Gas)	828	66,952
DIRECTV Group, Inc.* (Media)	483	10,573
Discover Financial Services (Diversified Financial Services)	483	5,917
Dr. Pepper Snapple Group, Inc.* (Beverages)	276	6,320
Eastman Chemical Co. (Chemicals)	69	2,787
Eaton Corp. (Miscellaneous Manufacturing)	138	6,155
eBay, Inc.* (Internet)	2,001	30,555
Ecolab, Inc. (Chemicals)	345	12,855
Electronic Arts, Inc.* (Software)	552	12,575
Eli Lilly & Co. (Pharmaceuticals)	621	21,002
EMC Corp.* (Computers)	1,794	21,133
Emerson Electric Co. (Electrical Components & Equipment)	690	22,584
Ensco International, Inc. (Oil & Gas)	138	5,245
EOG Resources, Inc. (Oil & Gas)	483	39,084
Equifax, Inc. (Commercial Services)	207	5,399
Expedia, Inc.* (Internet)	345	3,281
Expeditors International of Washington, Inc. (Transportation)	414	13,517
Express Scripts, Inc.* (Pharmaceuticals)	483	29,275
Exxon Mobil Corp. (Oil & Gas)	9,591	710,885
Family Dollar Stores, Inc. (Retail)	138	3,714
Fastenal Co. (Distribution/Wholesale)	207	8,334
Federated Investors, Inc. - Class B (Diversified Financial Services)	138	3,340
FedEx Corp. (Transportation)	345	22,553
Fidelity National Information Services, Inc. (Software)	138	2,082
Fiserv, Inc.* (Software)	276	9,207
Flowserve Corp. (Machinery - Diversified)	69	3,927
Fluor Corp. (Engineering & Construction)	138	5,510
Forest Laboratories, Inc.* (Pharmaceuticals)	552	12,823
Fortune Brands, Inc. (Household Products/Wares)	138	5,263
Franklin Resources, Inc. (Diversified Financial Services)	276	18,768
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	690	20,079
GameStop Corp. - Class A* (Retail)	276	7,560
General Dynamics Corp. (Aerospace/Defense)	690	41,621
General Mills, Inc. (Food)	276	18,696
Genzyme Corp.* (Biotechnology)	483	35,201
Gilead Sciences, Inc.* (Pharmaceuticals)	1,656	75,928
Goodrich Corp. (Aerospace/Defense)	69	2,523
Google, Inc. - Class A* (Internet)	414	148,775
H & R Block, Inc. (Commercial Services)	621	12,246
Halliburton Co. (Oil & Gas Services)	1,587	31,407
Harley-Davidson, Inc. (Leisure Time)	414	10,135
Harman International Industries, Inc. (Home Furnishings)	138	2,535
Harris Corp. (Telecommunications)	276	9,922
Hercules, Inc. (Chemicals)	69	1,160
Hess Corp. (Oil & Gas)	276	16,618
Hewlett-Packard Co. (Computers)	2,070	79,240
Home Depot, Inc. (Retail)	1,587	37,437
Honeywell International, Inc. (Miscellaneous Manufacturing)	483	14,707
Hospira, Inc.* (Pharmaceuticals)	276	7,678
Hudson City Bancorp, Inc. (Savings & Loans)	483	9,085
Humana, Inc.* (Healthcare - Services)	207	6,125
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	414	13,823
IMS Health, Inc. (Software)	345	4,947
Ingersoll-Rand Co. - Class AADR (Miscellaneous Manufacturing)	207	3,819
Intel Corp. (Semiconductors)	5,934	94,944
IntercontinentalExchange, Inc.* (Diversified Financial Services)	138	11,807
International Business Machines Corp. (Computers)	1,794	166,788
International Flavors & Fragrances, Inc. (Chemicals)	69	2,200
International Game Technology (Entertainment)	552	7,728
Intuit, Inc.* (Software)	552	13,833
Intuitive Surgical, Inc.* (Healthcare - Products)	69	11,923
Invesco, Ltd.ADR (Diversified Financial Services)	207	3,086
ITT Industries, Inc. (Miscellaneous Manufacturing)	345	15,353
Jacobs Engineering Group, Inc.* (Engineering & Construction)	207	7,541
Janus Capital Group, Inc. (Diversified Financial Services)	138	1,620
JDS Uniphase Corp.* (Telecommunications)	69	377
Johnson & Johnson (Healthcare - Products)	5,106	313,202
Johnson Controls, Inc. (Auto Parts & Equipment)	552	9,787
Juniper Networks, Inc.* (Telecommunications)	483	9,051
Kellogg Co. (Food)	483	24,353
Kimberly-Clark Corp. (Household Products/Wares)	345	21,145
KLA -Tencor Corp. (Semiconductors)	138	3,209
Kohls Corp.* (Retail)	552	19,392
L-3 Communications Holdings, Inc. (Aerospace/Defense)	207	16,802
Laboratory Corp. of America Holdings* (Healthcare - Services)	207	12,728
Legg Mason, Inc. (Diversified Financial Services)	138	3,062
Leucadia National Corp. (Holding Companies - Diversified)	345	9,260

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Large-Cap Growth ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
Lexmark International, Inc. - Class A* (Computers)	138	$3,565
Linear Technology Corp. (Semiconductors)	207	4,695
Lockheed Martin Corp. (Aerospace/Defense)	621	52,816
Lorillard, Inc. (Agriculture)	138	9,089
Lowe’s Cos., Inc. (Retail)	2,622	56,897
Manitowoc Co. (Machinery - Diversified)	138	1,358
Marathon Oil Corp. (Oil & Gas)	759	22,087
Marriott International, Inc. - Class A (Lodging)	345	7,200
MasterCard, Inc. - Class A (Software)	138	20,399
McCormick & Co., Inc. (Food)	138	4,645
McDonald’s Corp. (Retail)	1,035	59,958
McGraw-Hill Cos., Inc. (Media)	552	14,816
Medco Health Solutions, Inc.* (Pharmaceuticals)	414	15,711
Medtronic, Inc. (Healthcare - Products)	2,070	83,483
MEMC Electronic Materials, Inc.* (Semiconductors)	414	7,609
Merck & Co., Inc. (Pharmaceuticals)	1,311	40,575
Meredith Corp. (Media)	69	1,337
Microsoft Corp. (Software)	14,490	323,562
Millipore Corp.* (Biotechnology)	69	3,580
Monsanto Co. (Agriculture)	483	42,977
Monster Worldwide, Inc.* (Internet)	69	983
Moody’s Corp. (Commercial Services)	345	8,832
Motorola, Inc. (Telecommunications)	4,071	21,861
Murphy Oil Corp. (Oil & Gas)	345	17,471
Mylan Laboratories, Inc.* (Pharmaceuticals)	345	2,957
Nabors Industries, Ltd.ADR* (Oil & Gas)	345	4,961
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	69	2,240
National Semiconductor Corp. (Semiconductors)	414	5,452
National-Oilwell Varco, Inc.* (Oil & Gas Services)	483	14,437
NetApp, Inc.* (Computers)	621	8,402
Newmont Mining Corp. (Mining)	414	10,905
News Corp. - Class A (Media)	2,001	21,291
NIKE, Inc. - Class B (Apparel)	690	39,765
Noble Corp.ADR (Oil & Gas)	276	8,890
Noble Energy, Inc. (Oil & Gas)	138	7,151
Nordstrom, Inc. (Retail)	207	3,745
Northern Trust Corp. (Banks)	138	7,771
Novell, Inc.* (Software)	207	965
Novellus Systems, Inc.* (Semiconductors)	69	1,090
Nucor Corp. (Iron/Steel)	552	22,362
NVIDIA Corp.* (Semiconductors)	1,035	9,067
NYSE Euronext (Diversified Financial Services)	483	14,577
Occidental Petroleum Corp. (Oil & Gas)	897	49,819
Omnicom Group, Inc. (Advertising)	552	16,306
Oracle Corp.* (Software)	7,176	131,249
PACCAR, Inc. (Auto Manufacturers)	414	12,105
Pactiv Corp.* (Packaging & Containers)	207	4,877
Pall Corp. (Miscellaneous Manufacturing)	138	3,645
Parker Hannifin Corp. (Miscellaneous Manufacturing)	207	8,025
Patterson Cos., Inc.* (Healthcare - Products)	207	5,243
Paychex, Inc. (Commercial Services)	345	9,846
Peabody Energy Corp. (Coal)	276	9,525
PepsiCo, Inc. (Beverages)	2,898	165,215
PerkinElmer, Inc. (Electronics)	69	1,238
Philip Morris International, Inc. (Commercial Services)	1,380	59,989
Pioneer Natural Resources Co. (Oil & Gas)	207	5,761
Pitney Bowes, Inc. (Office/Business Equipment)	345	8,549
Plum Creek Timber Co., Inc. (Forest Products & Paper)	138	5,145
Polo Ralph Lauren Corp. (Apparel)	138	6,509
Praxair, Inc. (Chemicals)	414	26,972
Precision Castparts Corp. (Metal Fabricate/Hardware)	138	8,944
Principal Financial Group, Inc. (Insurance)	207	3,931
Procter & Gamble Co. (Cosmetics/Personal Care)	3,795	244,929
Progressive Corp. (Insurance)	1,242	17,723
ProLogis (REIT)	207	2,898
Prudential Financial, Inc. (Insurance)	345	10,350
Pulte Homes, Inc. (Home Builders)	207	2,306
QLogic Corp.* (Semiconductors)	207	2,488
Qualcomm, Inc. (Telecommunications)	2,967	113,517
Quest Diagnostics, Inc. (Healthcare - Services)	276	12,917
Questar Corp. (Pipelines)	345	11,889
RadioShack Corp. (Retail)	138	1,747
Range Resources Corp. (Oil & Gas)	207	8,740
Robert Half International, Inc. (Commercial Services)	138	2,604
Rockwell Collins, Inc. (Aerospace/Defense)	276	10,275
Rockwell International Corp. (Machinery - Diversified)	276	7,637
Salesforce.com, Inc.* (Software)	207	6,409
SanDisk Corp.* (Computers)	414	3,680
Schering-Plough Corp. (Pharmaceuticals)	966	13,997
Schlumberger, Ltd.ADR (Oil & Gas Services)	2,139	110,479
Scripps Networks Interactive - Class A (Entertainment)	69	1,960
Sears Holdings Corp.* (Retail)	138	7,968
Sherwin-Williams Co. (Chemicals)	138	7,854
Sigma-Aldrich Corp. (Chemicals)	207	9,079
SLM Corp.* (Diversified Financial Services)	828	8,835
Smith International, Inc. (Oil & Gas Services)	414	14,275
Southwestern Energy Co.* (Oil & Gas)	621	22,120

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Large-Cap Growth ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
St. Jude Medical, Inc.* (Healthcare - Products)	621	$23,617
Staples, Inc. (Retail)	828	16,088
Starbucks Corp.* (Retail)	1,311	17,213
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	138	3,111
State Street Corp. (Banks)	414	17,947
Stryker Corp. (Healthcare - Products)	414	22,132
Sunoco, Inc. (Oil & Gas)	207	6,314
Symantec Corp.* (Internet)	1,518	19,096
Sysco Corp. (Food)	621	16,270
T. Rowe Price Group, Inc. (Diversified Financial Services)	276	10,913
Target Corp. (Retail)	828	33,219
Teradata Corp.* (Computers)	138	2,124
Terex Corp.* (Machinery - Construction & Mining)	207	3,455
Tesoro Petroleum Corp. (Oil & Gas)	138	1,334
Texas Instruments, Inc. (Semiconductors)	1,380	26,993
Textron, Inc. (Miscellaneous Manufacturing)	207	3,664
The AES Corp.* (Electric)	1,242	9,899
The Charles Schwab Corp. (Diversified Financial Services)	690	13,193
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	207	7,460
The Gap, Inc. (Retail)	414	5,357
The Goldman Sachs Group, Inc. (Diversified Financial Services)	483	44,678
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	414	3,693
The Hershey Co. (Food)	276	10,278
The Pepsi Bottling Group, Inc. (Beverages)	276	6,381
Thermo Electron Corp.* (Electronics)	345	14,007
Tiffany & Co. (Retail)	138	3,788
Titanium Metals Corp. (Mining)	207	1,927
TJX Cos., Inc. (Retail)	759	20,311
Torchmark Corp. (Insurance)	69	2,882
Total System Services, Inc. (Software)	345	4,740
Transocean, Inc.ADR* (Oil & Gas)	552	45,446
United Parcel Service, Inc. - Class B (Transportation)	1,104	58,269
United States Steel Corp. (Iron/Steel)	207	7,634
United Technologies Corp. (Aerospace/Defense)	1,173	64,468
UnitedHealth Group, Inc. (Healthcare - Services)	2,208	52,396
UST, Inc. (Agriculture)	276	18,655
Valero Energy Corp. (Oil & Gas)	966	19,880
Varian Medical Systems, Inc.* (Healthcare - Products)	207	9,421
VeriSign, Inc.* (Internet)	138	2,926
Viacom, Inc. - Class B* (Media)	483	9,766
Vulcan Materials Co. (Building Materials)	69	3,745
W.W. Grainger, Inc. (Distribution/Wholesale)	69	5,421
Wal-Mart Stores, Inc. (Retail)	2,415	134,781
Walgreen Co. (Retail)	1,242	31,621
Walt Disney Co. (Media)	1,518	39,316
Washington Post Co. - Class B (Media)	69	29,449
Waters Corp.* (Electronics)	207	9,067
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	69	1,806
Weatherford International, Ltd.ADR* (Oil & Gas Services)	759	12,812
WellPoint, Inc.* (Healthcare - Services)	483	18,774
Western Union Co. (Commercial Services)	1,311	20,006
Whole Foods Market, Inc. (Food)	138	1,479
Wyeth (Pharmaceuticals)	1,656	53,290
Xerox Corp. (Office/Business Equipment)	1,104	8,854
Xilinx, Inc. (Semiconductors)	276	5,084
XTO Energy, Inc. (Oil & Gas)	966	34,728
Yahoo!, Inc.* (Internet)	2,484	31,845
YUM! Brands, Inc. (Retail)	828	24,020
Zimmer Holdings, Inc.* (Healthcare - Products)	414	19,222

TOTAL COMMON STOCKS (Cost $8,122,431)		8,192,551

TOTAL INVESTMENT SECURITIES (Cost $8,122,431)—100.1%		8,192,551
Net other assets (liabilities) — (0.1)%		(5,374)

NET ASSETS — 100.0%		$8,187,177

*	Non-income producing security
ADR	American Depositary Receipt

Large-Cap Growth ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2008:

Advertising	0.2%
Aerospace/Defense	2.6%
Agriculture	0.9%
Apparel	0.8%
Auto Manufacturers	0.2%
Auto Parts & Equipment	0.1%
Banks	0.3%
Beverages	4.3%
Biotechnology	2.8%
Building Materials	NM
Chemicals	0.9%
Coal	0.2%
Commercial Services	1.6%
Computers	6.2%
Cosmetics/Personal Care	4.0%
Distribution/Wholesale	0.2%
Diversified Financial Services	2.7%
Electric	0.2%
Electrical Components & Equipment	0.3%
Electronics	0.6%
Engineering & Construction	0.2%
Entertainment	0.1%
Food	1.1%
Forest Products & Paper	0.1%
Hand/Machine Tools	0.1%
Healthcare - Products	7.2%
Healthcare - Services	1.5%
Holding Companies - Diversified	0.1%
Home Builders	NM
Home Furnishings	NM

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Large-Cap Growth ProFund	October 31, 2008
(unaudited)

Household Products/Wares	0.6%
Insurance	1.0%
Internet	3.3%
Iron/Steel	0.4%
Leisure Time	0.1%
Lodging	0.1%
Machinery - Construction & Mining	0.5%
Machinery - Diversified	0.5%
Media	1.6%
Metal Fabricate/Hardware	0.1%
Mining	0.3%
Miscellaneous Manufacturing	2.0%
Office/Business Equipment	0.2%
Oil & Gas	18.5%
Oil & Gas Services	2.8%
Packaging & Containers	0.2%
Pharmaceuticals	4.8%
Pipelines	0.1%
REIT	NM
Real Estate	NM
Retail	7.3%
Savings & Loans	0.1%
Semiconductors	2.4%
Software	7.6%
Telecommunications	4.4%
Textiles	NM
Transportation	1.7%
Other**	(0.1)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap Value ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks (100.2%)
3Com Corp.* (Telecommunications)	10,476	$28,599
99 Cents Only Stores* (Retail)	1,261	15,384
Acxiom Corp. (Software)	1,746	13,724
ADC Telecommunications, Inc.* (Telecommunications)	3,007	19,064
ADTRAN, Inc. (Telecommunications)	776	11,795
Advanced Medical Optics, Inc.* (Healthcare - Products)	1,164	7,182
Advent Software, Inc.* (Software)	291	5,453
AGCO Corp.* (Machinery - Diversified)	1,164	36,689
AGL Resources, Inc. (Gas)	1,940	58,976
Airgas, Inc. (Chemicals)	873	33,488
AirTran Holdings, Inc.* (Airlines)	1,649	6,744
Alaska Air Group, Inc.* (Airlines)	970	23,959
Albemarle Corp. (Chemicals)	679	16,534
Alberto-Culver Co. (Cosmetics/Personal Care)	1,358	34,941
Alexander & Baldwin, Inc. (Transportation)	1,067	34,037
Alexandria Real Estate Equities, Inc. (REIT)	873	60,691
Alliant Energy Corp. (Electric)	2,813	82,646
AMB Property Corp. (REIT)	2,522	60,604
American Financial Group, Inc. (Insurance)	1,843	41,891
American Greetings Corp. - Class A (Household Products/Wares)	582	6,798
AmeriCredit Corp.* (Diversified Financial Services)	3,007	17,621
Ametek, Inc. (Electrical Components & Equipment)	970	32,252
AnnTaylor Stores Corp.* (Retail)	776	9,754
Apollo Investment Corp. (Investment Companies)	3,686	48,581
AptarGroup, Inc. (Miscellaneous Manufacturing)	776	23,528
Aqua America, Inc. (Water)	2,037	36,666
Arch Coal, Inc. (Coal)	2,037	43,612
Arrow Electronics, Inc.* (Electronics)	3,201	55,857
Arthur J. Gallagher & Co. (Insurance)	2,425	59,073
ArvinMeritor, Inc. (Auto Parts & Equipment)	1,940	11,485
Associated Banc-Corp (Banks)	3,298	72,754
Astoria Financial Corp. (Savings & Loans)	2,134	40,589
Atmel Corp.* (Semiconductors)	11,543	47,903
Avis Budget Group, Inc.* (Commercial Services)	2,619	4,295
Avnet, Inc.* (Electronics)	1,940	32,476
Avocent Corp.* (Internet)	582	8,742
BancorpSouth, Inc. (Banks)	1,843	44,730
Bank of Hawaii Corp. (Banks)	1,261	63,945
Barnes & Noble, Inc. (Retail)	1,067	20,145
BE Aerospace, Inc.* (Aerospace/Defense)	1,843	23,719
Beckman Coulter, Inc. (Healthcare - Products)	679	33,896
Belo Corp. - Class A (Media)	2,231	4,752
Bill Barrett Corp.* (Oil & Gas)	679	13,852
BJ’s Wholesale Club, Inc.* (Retail)	873	30,730
Black Hills Corp. (Electric)	970	24,492
Blyth, Inc. (Household Products/Wares)	582	5,005
Bob Evans Farms, Inc. (Retail)	776	16,203
Borders Group, Inc. (Retail)	1,552	5,261
BorgWarner, Inc. (Auto Parts & Equipment)	1,261	28,335
Boyd Gaming Corp. (Lodging)	1,455	9,894
BRE Properties, Inc. - Class A (REIT)	1,358	47,272
Brinker International, Inc. (Retail)	1,067	9,923
Broadridge Financial Solutions, Inc. (Software)	1,746	21,127
Cabot Corp. (Chemicals)	1,649	43,616
Cadence Design Systems, Inc.* (Computers)	4,559	18,555
Callaway Golf Co. (Leisure Time)	1,746	18,263
Camden Property Trust (REIT)	1,358	45,778
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	970	22,552
Carmax, Inc.* (Retail)	3,492	37,085
Carpenter Technology Corp. (Iron/Steel)	388	7,023
Cathay Bancorp, Inc. (Banks)	679	16,622
Cephalon, Inc.* (Pharmaceuticals)	679	48,698
Chemtura Corp. (Chemicals)	6,305	10,908
Cincinnati Bell, Inc.* (Telecommunications)	6,305	15,069
City National Corp. (Banks)	1,067	57,117
Clean Harbors, Inc.* (Environmental Control)	291	19,081
Coldwater Creek, Inc.* (Retail)	679	2,438
Collective Brands, Inc.* (Retail)	1,649	21,091
Commerce Bancshares, Inc. (Banks)	1,067	50,448
Commscope, Inc.* (Telecommunications)	1,067	15,696
Comstock Resources, Inc.* (Oil & Gas)	582	28,762
Con-way, Inc. (Transportation)	1,164	39,623
Corn Products International, Inc. (Food)	1,940	47,181
Corrections Corp. of America* (Commercial Services)	1,358	25,951
Cousins Properties, Inc. (REIT)	970	14,046
Crane Co. (Miscellaneous Manufacturing)	776	12,703
Cullen/Frost Bankers, Inc. (Banks)	1,552	86,865
Cytec Industries, Inc. (Chemicals)	582	16,482
Deluxe Corp. (Commercial Services)	776	9,436
DENTSPLY International, Inc. (Healthcare - Products)	1,358	41,256
DeVry, Inc. (Commercial Services)	679	38,493
Dick’s Sporting Goods, Inc.* (Retail)	776	11,888
Diebold, Inc. (Computers)	1,746	51,891
DPL, Inc. (Electric)	2,910	66,377
Duke-Weeks Realty Corp. (REIT)	3,783	53,378
Dycom Industries, Inc.* (Engineering & Construction)	582	5,168
Edwards Lifesciences Corp.* (Healthcare - Products)	582	30,753
Energen Corp. (Gas)	679	22,794
Equitable Resources, Inc. (Pipelines)	1,552	53,870
Equity One, Inc. (REIT)	970	16,946
Essex Property Trust, Inc. (REIT)	679	66,067

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap Value ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
Everest Re Group, Ltd.ADR* (Insurance)	1,649	$123,180
Exterran Holdings, Inc.* (Oil & Gas Services)	1,067	23,911
Fairchild Semiconductor International, Inc.* (Semiconductors)	3,201	18,182
Federal Realty Investment Trust (REIT)	1,552	95,091
Federal Signal Corp. (Miscellaneous Manufacturing)	1,261	10,731
Ferro Corp. (Chemicals)	1,164	18,019
Fidelity National Title Group, Inc. - Class A (Insurance)	5,529	49,816
First American Financial Corp. (Insurance)	2,425	49,494
First Niagara Financial Group, Inc. (Savings & Loans)	2,813	44,361
FirstMerit Corp. (Banks)	2,134	49,765
FMC Corp. (Chemicals)	970	42,234
Foot Locker, Inc. (Retail)	3,977	58,144
Forest Oil Corp.* (Oil & Gas)	2,328	68,001
Foundry Networks, Inc.* (Telecommunications)	2,037	30,249
Furniture Brands International, Inc. (Home Furnishings)	1,261	7,175
GATX Corp. (Trucking & Leasing)	1,261	36,002
Gentex Corp. (Electronics)	1,649	15,814
Granite Construction, Inc. (Engineering & Construction)	485	17,300
Great Plains Energy, Inc. (Electric)	3,104	60,342
Greif, Inc. - Class A (Packaging & Containers)	485	19,681
Hanesbrands, Inc.* (Apparel)	1,164	20,335
Hanover Insurance Group, Inc. (Insurance)	1,358	53,301
Harsco Corp. (Miscellaneous Manufacturing)	1,261	29,848
Harte-Hanks, Inc. (Advertising)	485	3,405
Hawaiian Electric Industries, Inc. (Electric)	2,134	56,807
HCC Insurance Holdings, Inc. (Insurance)	873	19,258
Health Care REIT, Inc. (REIT)	2,522	112,254
Health Management Associates, Inc. - Class A* (Healthcare - Services)	6,305	13,241
Health Net, Inc.* (Healthcare - Services)	1,164	14,992
Helmerich & Payne, Inc. (Oil & Gas)	1,746	59,905
Herman Miller, Inc. (Office Furnishings)	388	8,536
Highwoods Properties, Inc. (REIT)	1,649	40,928
Hill-Rom Holdings, Inc. (Healthcare - Products)	873	19,869
HNI Corp. (Office Furnishings)	679	12,439
Horace Mann Educators Corp. (Insurance)	1,067	8,493
Hormel Foods Corp. (Food)	970	27,412
Hospitality Properties Trust (REIT)	2,425	24,614
Hovnanian Enterprises, Inc. - Class A* (Home Builders)	485	2,081
Hubbell, Inc. - Class B (Electrical Components & Equipment)	873	31,315
IDACORP, Inc. (Electric)	1,164	31,032
IDEX Corp. (Machinery - Diversified)	1,164	26,982
Imation Corp. (Computers)	776	9,560
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	3,686	49,134
Integrated Device Technology, Inc.* (Semiconductors)	4,462	28,378
International Rectifier Corp.* (Semiconductors)	1,843	28,456
International Speedway Corp. (Entertainment)	291	9,134
Intersil Corp. - Class A (Semiconductors)	3,201	43,822
J. Crew Group, Inc.* (Retail)	776	15,714
J.B. Hunt Transport Services, Inc. (Transportation)	776	22,062
Jack Henry & Associates, Inc. (Computers)	776	14,752
Jefferies Group, Inc. (Diversified Financial Services)	1,552	24,568
JetBlue Airways Corp.* (Airlines)	4,753	26,379
JM Smucker Co. (Food)	1,455	64,835
Kansas City Southern Industries, Inc.* (Transportation)	1,261	38,927
KBR, Inc. (Engineering & Construction)	2,813	41,745
Kelly Services, Inc. - Class A (Commercial Services)	582	8,288
Kennametal, Inc. (Hand/Machine Tools)	1,164	24,700
Kindred Healthcare, Inc.* (Healthcare - Services)	776	11,244
Lam Research Corp.* (Semiconductors)	1,649	36,872
Lamar Advertising Co.* (Advertising)	1,164	17,658
Lancaster Colony Corp. (Miscellaneous Manufacturing)	582	18,356
Lear Corp.* (Auto Parts & Equipment)	2,037	4,094
Lender Processing Services, Inc. (Diversified Financial Services)	970	22,378
Liberty Property Trust (REIT)	2,425	57,836
Life Time Fitness, Inc.* (Leisure Time)	291	5,541
LifePoint Hospitals, Inc.* (Healthcare - Services)	582	13,951
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	485	20,928
Louisiana-Pacific Corp. (Forest Products & Paper)	2,716	13,037
Lubrizol Corp. (Chemicals)	1,746	65,615
M.D.C. Holdings, Inc. (Home Builders)	388	13,048
Mack-Cali Realty Corp. (REIT)	1,746	39,669
Manpower, Inc. (Commercial Services)	2,037	63,412
Martin Marietta Materials (Building Materials)	582	45,617
MDU Resources Group, Inc. (Electric)	4,753	86,552
Media General, Inc. - Class A (Media)	582	4,441
Mentor Graphics Corp.* (Computers)	2,328	17,088
Mercury General Corp. (Insurance)	873	44,846

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap Value ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
Metavante Technologies, Inc.* (Software)	970	$16,267
Minerals Technologies, Inc. (Chemicals)	291	16,517
Modine Manufacturing Co. (Auto Parts & Equipment)	873	6,460
Mohawk Industries, Inc.* (Textiles)	679	32,850
MPS Group, Inc.* (Commercial Services)	2,425	18,891
MSC Industrial Direct Co. - Class A (Retail)	388	13,914
National Fuel Gas Co. (Pipelines)	2,134	77,229
National Instruments Corp. (Computers)	776	19,710
Nationwide Health Properties, Inc. (REIT)	2,522	75,256
NCR Corp.* (Computers)	2,231	40,783
Netflix, Inc.* (Internet)	582	14,410
NeuStar, Inc.* (Telecommunications)	1,164	22,931
New York Community Bancorp (Savings & Loans)	8,827	138,231
Nordson Corp. (Machinery - Diversified)	485	17,911
Northeast Utilities System (Electric)	3,977	89,721
NSTAR (Electric)	2,716	89,764
OGE Energy Corp. (Electric)	2,425	66,202
Old Republic International Corp. (Insurance)	6,014	55,389
Olin Corp. (Chemicals)	1,940	35,230
Omnicare, Inc. (Pharmaceuticals)	3,104	85,577
ONEOK, Inc. (Gas)	2,716	86,640
Oshkosh Truck Corp. (Auto Manufacturers)	679	5,201
Overseas Shipholding Group, Inc. (Transportation)	291	10,936
Packaging Corp. of America (Packaging & Containers)	2,328	39,180
PacWest Bancorp (Banks)	679	16,968
Palm, Inc.* (Computers)	2,813	11,224
Parametric Technology Corp.* (Software)	2,134	27,721
Patriot Coal Corp.* (Coal)	679	10,749
Patterson-UTI Energy, Inc. (Oil & Gas)	1,746	23,169
PDL BioPharma, Inc. (Biotechnology)	1,164	11,349
Pentair, Inc. (Miscellaneous Manufacturing)	2,522	69,708
PepsiAmericas, Inc. (Beverages)	873	16,526
Perrigo Co. (Pharmaceuticals)	1,261	42,874
PetSmart, Inc. (Retail)	1,164	22,919
Phillips-Van Heusen Corp. (Apparel)	873	21,397
Plains Exploration & Production Co.* (Oil & Gas)	1,261	35,560
PMI Group, Inc. (Insurance)	2,134	5,314
PNM Resources, Inc. (Electric)	2,231	21,752
Polycom, Inc.* (Telecommunications)	1,164	24,456
Potlatch Corp. (Forest Products & Paper)	485	16,107
Pride International, Inc.* (Oil & Gas)	4,365	82,018
Protective Life Corp. (Insurance)	1,843	15,389
Puget Energy, Inc. (Electric)	3,395	79,545
Quanta Services, Inc.* (Commercial Services)	3,298	65,168
Ralcorp Holdings, Inc.* (Food)	485	32,825
Raymond James Financial Corp. (Diversified Financial Services)	1,455	33,887
Rayonier, Inc. (Forest Products & Paper)	2,037	67,384
Realty Income Corp. (REIT)	2,619	60,551
Regency Centers Corp. (REIT)	1,843	72,725
Regis Corp. (Retail)	1,067	13,199
Reinsurance Group of America, Inc. - Class A (Insurance)	970	36,220
Reliance Steel & Aluminum Co. (Iron/Steel)	679	17,002
Rent-A-Center, Inc.* (Commercial Services)	1,746	25,492
Republic Services, Inc. (Environmental Control)	1,843	43,679
RF Micro Devices, Inc.* (Telecommunications)	6,790	13,512
Roper Industries, Inc. (Miscellaneous Manufacturing)	776	35,192
RPM, Inc. (Chemicals)	3,395	48,209
Ruddick Corp. (Food)	970	27,781
SAIC, Inc.* (Commercial Services)	4,753	87,788
Saks, Inc.* (Retail)	2,425	14,550
SCANA Corp. (Electric)	3,007	98,960
Scholastic Corp. (Media)	679	12,609
Semtech Corp.* (Semiconductors)	873	10,581
Sensient Technologies Corp. (Chemicals)	1,261	31,815
Service Corp. International (Commercial Services)	4,268	29,449
Shaw Group, Inc.* (Engineering & Construction)	1,164	20,824
Sierra Pacific Resources (Electric)	6,014	49,856
Smithfield Foods, Inc.* (Food)	3,007	31,634
Sonoco Products Co. (Packaging & Containers)	2,619	65,946
SPX Corp. (Miscellaneous Manufacturing)	873	33,820
StanCorp Financial Group, Inc. (Insurance)	582	19,835
STERIS Corp. (Healthcare - Products)	679	23,113
Superior Energy Services, Inc.* (Oil & Gas Services)	679	14,476
SVB Financial Group* (Banks)	388	19,963
Sybase, Inc.* (Software)	1,164	30,997
Synopsys, Inc.* (Computers)	2,522	46,102
Synovus Financial Corp. (Banks)	8,536	88,177
TCF Financial Corp. (Banks)	2,813	49,903
Tech Data Corp.* (Distribution/Wholesale)	1,358	29,129
Teleflex, Inc. (Miscellaneous Manufacturing)	1,067	56,540
Telephone & Data Systems, Inc. (Telecommunications)	2,716	72,925
Temple-Inland, Inc. (Forest Products & Paper)	2,716	16,106
The Brink’s Co. (Miscellaneous Manufacturing)	679	32,925
The Colonial BancGroup, Inc. (Banks)	5,238	21,423
The Macerich Co. (REIT)	1,940	57,075

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap Value ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
The Ryland Group, Inc. (Home Builders)	1,067	$20,049
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	1,164	30,404
Thomas & Betts Corp.* (Electronics)	582	13,823
Thor Industries, Inc. (Home Builders)	388	6,945
Tidewater, Inc. (Oil & Gas Services)	1,358	59,222
Timken Co. (Metal Fabricate/Hardware)	2,522	40,049
Tootsie Roll Industries, Inc. (Food)	388	9,650
Trinity Industries, Inc. (Miscellaneous Manufacturing)	2,134	36,022
Tupperware Corp. (Household Products/Wares)	1,649	41,720
UDR, Inc. (REIT)	3,298	65,168
UGI Corp. (Gas)	2,716	64,831
United Rentals, Inc.* (Commercial Services)	1,358	13,920
Unitrin, Inc. (Insurance)	1,261	26,481
Universal Corp. (Agriculture)	679	26,882
Universal Health Services, Inc. - Class B (Healthcare - Services)	485	20,389
URS Corp.* (Engineering & Construction)	2,231	65,569
Valeant Pharmaceuticals International* (Pharmaceuticals)	2,328	43,697
Valspar Corp. (Chemicals)	2,619	53,559
Varian, Inc.* (Electronics)	388	14,298
Vectren Corp. (Gas)	2,134	53,777
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,328	61,017
Vishay Intertechnology, Inc.* (Electronics)	4,850	20,904
Wabtec Corp. (Machinery - Diversified)	679	26,997
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	1,164	16,901
Washington Federal, Inc. (Savings & Loans)	2,231	39,310
Webster Financial Corp. (Banks)	1,358	25,177
Weingarten Realty Investors (REIT)	1,940	39,673
WellCare Health Plans, Inc.* (Healthcare - Services)	388	9,378
Wendy’s/Arby’s Group, Inc. - Class A (Retail-Restaurants)	7,469	27,038
Werner Enterprises, Inc. (Transportation)	1,164	22,838
Westamerica Bancorp (Banks)	388	22,213
Westar Energy, Inc. (Electric)	2,716	52,935
WGL Holdings, Inc. (Gas)	1,261	40,592
Wilmington Trust Corp. (Banks)	1,746	50,390
Wind River Systems, Inc.* (Software)	1,261	11,021
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,649	19,903
YRC Worldwide, Inc.* (Transportation)	1,455	6,664
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	582	11,780

TOTAL COMMON STOCKS (Cost $9,777,145)		9,745,292

	Principal Amount
Repurchase Agreements (0.7%)
Deutsche Bank, 0.13%, 11/3/08, dated 10/31/08, with a repurchase price of $32,000 (Collateralized by $32,000 U.S. Treasury Notes, 3.13%, 11/30/09, market value $32,545)	$32,000	32,000
HSBC, 0.13%, 11/3/08, dated 10/31/08, with a repurchase price of $28,000 (Collateralized by $28,000 U.S. Treasury Notes, 3.13%, 11/30/09, market value $28,477)	28,000	28,000
UBS, 0.06%, 11/3/08, dated 10/31/08, with a repurchase price of $12,000 (Collateralized by $13,000 Federal Home Loan Mortgage Corp., 1.98% ‡, 1/12/09, market value $12,949)	12,000	12,000

TOTAL REPURCHASE AGREEMENTS (Cost $72,000)		72,000

TOTAL INVESTMENT SECURITIES (Cost $9,849,145)—100.9%		9,817,292
Net other assets (liabilities) — (0.9)%		(90,972)

NET ASSETS — 100.0%		$9,726,320

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at October 31, 2008.
ADR	American Depositary Receipt

Mid-Cap Value ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2008:

Advertising	0.2%
Aerospace/Defense	0.2%
Agriculture	0.3%
Airlines	0.6%
Apparel	0.4%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.5%
Banks	7.6%
Beverages	0.2%
Biotechnology	0.7%
Building Materials	0.5%
Chemicals	4.5%
Coal	0.5%
Commercial Services	4.1%
Computers	2.4%
Cosmetics/Personal Care	0.4%
Distribution/Wholesale	0.8%
Diversified Financial Services	1.2%
Electric	9.8%
Electrical Components & Equipment	0.6%
Electronics	1.5%
Engineering & Construction	1.6%
Entertainment	0.1%

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap Value ProFund	October 31, 2008
(unaudited)

Environmental Control	0.6%
Food	2.5%
Forest Products & Paper	1.2%
Gas	3.4%
Hand/Machine Tools	0.5%
Healthcare - Products	1.5%
Healthcare - Services	0.8%
Home Builders	0.4%
Home Furnishings	0.1%
Household Products/Wares	0.9%
Insurance	6.4%
Internet	0.2%
Investment Companies	0.5%
Iron/Steel	0.3%
Leisure Time	0.3%
Lodging	0.1%
Machinery - Diversified	1.3%
Media	0.1%
Metal Fabricate/Hardware	0.6%
Miscellaneous Manufacturing	3.8%
Office Furnishings	0.2%
Oil & Gas	3.1%
Oil & Gas Services	0.9%
Packaging & Containers	1.3%
Pharmaceuticals	2.2%
Pipelines	1.4%
REIT	11.4%
Retail	3.2%
Retail-Restaurants	0.3%
Savings & Loans	2.7%
Semiconductors	2.3%
Software	1.3%
Telecommunications	2.7%
Textiles	0.3%
Transportation	1.8%
Trucking & Leasing	0.4%
Water	0.4%
Other**	(0.2)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap Growth ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks (100.7%)
ACI Worldwide, Inc.* (Software)	630	$8,631
ADTRAN, Inc. (Telecommunications)	450	6,840
Advance Auto Parts, Inc. (Retail)	1,710	53,352
Advanced Medical Optics, Inc.* (Healthcare - Products)	270	1,666
Advent Software, Inc.* (Software)	180	3,373
Aeropostale, Inc.* (Retail)	1,170	28,326
Affiliated Managers Group, Inc.* (Diversified Financial Services)	720	33,394
Affymetrix, Inc.* (Biotechnology)	1,260	4,649
AGCO Corp.* (Machinery - Diversified)	900	28,368
Airgas, Inc. (Chemicals)	810	31,072
AirTran Holdings, Inc.* (Airlines)	900	3,681
Albemarle Corp. (Chemicals)	810	19,723
Alberto-Culver Co. (Cosmetics/Personal Care)	630	16,210
Alliance Data Systems Corp.* (Commercial Services)	1,170	58,687
Alliant Techsystems, Inc.* (Aerospace/Defense)	540	44,496
American Eagle Outfitters, Inc. (Retail)	3,600	40,032
American Greetings Corp. - Class A (Household Products/Wares)	450	5,256
Ametek, Inc. (Electrical Components & Equipment)	1,170	38,902
AnnTaylor Stores Corp.* (Retail)	540	6,788
ANSYS, Inc.* (Software)	1,530	43,804
AptarGroup, Inc. (Miscellaneous Manufacturing)	630	19,102
Aqua America, Inc. (Water)	900	16,200
Arch Coal, Inc. (Coal)	1,170	25,050
Avnet, Inc.* (Electronics)	1,350	22,599
Avocent Corp.* (Internet)	360	5,407
BE Aerospace, Inc.* (Aerospace/Defense)	450	5,792
Beckman Coulter, Inc. (Healthcare - Products)	630	31,450
Bill Barrett Corp.* (Oil & Gas)	180	3,672
BJ’s Wholesale Club, Inc.* (Retail)	450	15,840
BorgWarner, Inc. (Auto Parts & Equipment)	1,170	26,290
Brinker International, Inc. (Retail)	1,080	10,044
Broadridge Financial Solutions, Inc. (Software)	1,260	15,246
Brown & Brown, Inc. (Insurance)	1,980	40,630
Cadence Design Systems, Inc.* (Computers)	1,440	5,861
Career Education Corp.* (Commercial Services)	1,620	25,612
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	450	10,462
Carmax, Inc.* (Retail)	1,530	16,249
Carpenter Technology Corp. (Iron/Steel)	540	9,774
Cathay Bancorp, Inc. (Banks)	360	8,813
Cephalon, Inc.* (Pharmaceuticals)	720	51,638
Cerner Corp.* (Software)	1,170	43,559
Charles River Laboratories International, Inc.* (Biotechnology)	1,170	41,921
Cheesecake Factory, Inc.* (Retail)	1,170	10,296
Chico’s FAS, Inc.* (Retail)	3,150	10,710
Chipotle Mexican Grill, Inc. - Class A* (Retail)	540	27,405
Church & Dwight, Inc. (Household Products/Wares)	1,170	69,135
Cimarex Energy Co. (Oil & Gas)	1,440	58,262
Clean Harbors, Inc.* (Environmental Control)	90	5,901
Cliffs Natural Resources, Inc. (Iron/Steel)	1,890	51,011
Coldwater Creek, Inc.* (Retail)	630	2,262
Commerce Bancshares, Inc. (Banks)	450	21,276
Commercial Metals Co. (Metal Fabricate/Hardware)	1,980	21,978
Commscope, Inc.* (Telecommunications)	540	7,943
Community Health Systems, Inc.* (Healthcare - Services)	1,710	35,055
Comstock Resources, Inc.* (Oil & Gas)	360	17,791
Copart, Inc.* (Retail)	1,170	40,833
Corinthian Colleges, Inc.* (Commercial Services)	1,530	21,848
Corrections Corp. of America* (Commercial Services)	1,260	24,079
Covance, Inc.* (Healthcare - Services)	1,080	54,000
Crane Co. (Miscellaneous Manufacturing)	360	5,893
Cree Research, Inc.* (Semiconductors)	1,620	31,801
Cytec Industries, Inc. (Chemicals)	270	7,646
Deluxe Corp. (Commercial Services)	450	5,472
Denbury Resources, Inc.* (Oil & Gas)	4,320	54,907
DENTSPLY International, Inc. (Healthcare - Products)	1,710	51,950
DeVry, Inc. (Commercial Services)	630	35,715
Dick’s Sporting Goods, Inc.* (Retail)	900	13,788
Digital River, Inc.* (Internet)	630	15,611
Dollar Tree, Inc.* (Retail)	1,620	61,592
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,260	44,289
DreamWorks Animation SKG, Inc. - Class A* (Entertainment)	1,440	40,464
DST Systems, Inc.* (Computers)	810	32,870
Dun & Bradstreet Corp. (Software)	990	72,953
Dycom Industries, Inc.* (Engineering & Construction)	360	3,197
Eaton Vance Corp. (Diversified Financial Services)	2,070	45,540
Edwards Lifesciences Corp.* (Healthcare - Products)	540	28,534
Encore Acquisition Co.* (Oil & Gas)	900	28,035
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	2,160	39,960
Energen Corp. (Gas)	810	27,192
Energizer Holdings, Inc.* (Electrical Components & Equipment)	990	48,371
Equitable Resources, Inc. (Pipelines)	1,170	40,611
Exterran Holdings, Inc.* (Oil & Gas Services)	360	8,068
F5 Networks, Inc.* (Internet)	1,440	35,741
FactSet Research Systems, Inc. (Computers)	720	27,929
Fair Isaac Corp. (Software)	900	14,031

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap Growth ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
FLIR Systems, Inc.* (Electronics)	2,430	$78,003
FMC Corp. (Chemicals)	630	27,430
FMC Technologies, Inc.* (Oil & Gas Services)	2,250	78,727
Foundry Networks, Inc.* (Telecommunications)	1,170	17,374
Frontier Oil Corp. (Oil & Gas)	1,800	23,778
Gartner Group, Inc.* (Commercial Services)	1,080	19,872
Gen-Probe, Inc.* (Healthcare - Products)	990	46,589
Gentex Corp. (Electronics)	1,350	12,946
Global Payments, Inc. (Software)	1,440	58,334
Graco, Inc. (Machinery - Diversified)	1,080	26,708
Granite Construction, Inc. (Engineering & Construction)	270	9,631
Greif, Inc. - Class A (Packaging & Containers)	270	10,957
GUESS?, Inc. (Apparel)	990	21,552
Hanesbrands, Inc.* (Apparel)	900	15,723
Hansen Natural Corp.* (Beverages)	1,080	27,346
Harsco Corp. (Miscellaneous Manufacturing)	630	14,912
Harte-Hanks, Inc. (Advertising)	360	2,527
HCC Insurance Holdings, Inc. (Insurance)	1,350	29,781
Health Net, Inc.* (Healthcare - Services)	1,080	13,910
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,620	17,107
Helmerich & Payne, Inc. (Oil & Gas)	720	24,703
Henry Schein, Inc.* (Healthcare - Products)	1,620	75,832
Herman Miller, Inc. (Office Furnishings)	720	15,840
Hill-Rom Holdings, Inc. (Healthcare - Products)	540	12,290
HNI Corp. (Office Furnishings)	360	6,595
Hologic, Inc.* (Healthcare - Products)	4,500	55,080
Hormel Foods Corp. (Food)	630	17,804
Hovnanian Enterprises, Inc. - Class A* (Home Builders)	450	1,931
Hubbell, Inc. - Class B (Electrical Components & Equipment)	360	12,913
IDEX Corp. (Machinery - Diversified)	630	14,603
IDEXX Laboratories, Inc.* (Healthcare - Products)	1,080	38,005
International Speedway Corp. (Entertainment)	360	11,300
Invitrogen Corp.* (Biotechnology)	1,620	46,640
ITT Educational Services, Inc.* (Commercial Services)	540	47,331
J. Crew Group, Inc.* (Retail)	360	7,290
J.B. Hunt Transport Services, Inc. (Transportation)	990	28,146
Jack Henry & Associates, Inc. (Computers)	810	15,398
Jefferies Group, Inc. (Diversified Financial Services)	990	15,672
John Wiley & Sons, Inc. (Media)	810	28,172
Jones Lang LaSalle, Inc. (Real Estate)	720	23,702
Joy Global, Inc. (Machinery - Construction & Mining)	1,890	54,772
Kansas City Southern Industries, Inc.* (Transportation)	810	25,005
KBR, Inc. (Engineering & Construction)	1,080	16,027
Kennametal, Inc. (Hand/Machine Tools)	540	11,459
Kinetic Concepts, Inc.* (Healthcare - Products)	990	23,968
Korn/Ferry International* (Commercial Services)	810	11,251
Lam Research Corp.* (Semiconductors)	1,080	24,149
Lamar Advertising Co.* (Advertising)	540	8,192
Lender Processing Services, Inc. (Diversified Financial Services)	900	20,763
Life Time Fitness, Inc.* (Leisure Time)	360	6,854
LifePoint Hospitals, Inc.* (Healthcare - Services)	540	12,944
Lincare Holdings, Inc.* (Healthcare - Services)	1,260	33,201
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	450	19,417
M.D.C. Holdings, Inc. (Home Builders)	360	12,107
Macrovision Solutions Corp.* (Entertainment)	1,440	15,955
Martin Marietta Materials (Building Materials)	360	28,217
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	900	28,971
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	540	24,100
McAfee, Inc.* (Internet)	2,700	87,885
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	990	14,127
Metavante Technologies, Inc.* (Software)	900	15,093
Mine Safety Appliances Co. (Environmental Control)	540	14,580
Minerals Technologies, Inc. (Chemicals)	180	10,217
Mohawk Industries, Inc.* (Textiles)	450	21,771
MSC Industrial Direct Co. - Class A (Retail)	540	19,364
National Instruments Corp. (Computers)	450	11,430
Navigant Consulting Co.* (Commercial Services)	810	13,098
NBTY, Inc.* (Pharmaceuticals)	900	21,033
NCR Corp.* (Computers)	1,440	26,323
Netflix, Inc.* (Internet)	360	8,914
NeuStar, Inc.* (Telecommunications)	540	10,638
Newfield Exploration Co.* (Oil & Gas)	2,340	53,773
Nordson Corp. (Machinery - Diversified)	270	9,971
NVR, Inc.* (Home Builders)	90	44,119
O’Reilly Automotive, Inc.* (Retail)	2,340	63,437
Oceaneering International, Inc.* (Oil & Gas Services)	990	27,888
Oshkosh Truck Corp. (Auto Manufacturers)	900	6,894

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap Growth ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
Overseas Shipholding Group, Inc. (Transportation)	270	$10,147
Pacific Sunwear of California, Inc.* (Retail)	1,170	4,001
Parametric Technology Corp.* (Software)	630	8,184
Patriot Coal Corp.* (Coal)	720	11,398
Patterson-UTI Energy, Inc. (Oil & Gas)	1,530	20,303
PDL BioPharma, Inc. (Biotechnology)	1,260	12,285
PepsiAmericas, Inc. (Beverages)	450	8,519
Perrigo Co. (Pharmaceuticals)	450	15,300
PetSmart, Inc. (Retail)	1,440	28,354
Pharmaceutical Product Development, Inc. (Commercial Services)	1,890	58,552
Philadelphia Consolidated Holding Corp.* (Insurance)	990	57,905
Phillips-Van Heusen Corp. (Apparel)	360	8,824
Plains Exploration & Production Co.* (Oil & Gas)	1,080	30,456
Plantronics, Inc. (Telecommunications)	900	12,996
Polycom, Inc.* (Telecommunications)	810	17,018
Potlatch Corp. (Forest Products & Paper)	360	11,956
Priceline.com, Inc.* (Internet)	720	37,894
Psychiatric Solutions, Inc.* (Healthcare - Services)	990	32,957
Quanta Services, Inc.* (Commercial Services)	810	16,006
Quicksilver Resources, Inc.* (Oil & Gas)	1,890	19,788
Ralcorp Holdings, Inc.* (Food)	630	42,638
Raymond James Financial Corp. (Diversified Financial Services)	630	14,673
Reinsurance Group of America, Inc. - Class A (Insurance)	540	20,164
Reliance Steel & Aluminum Co. (Iron/Steel)	720	18,029
Republic Services, Inc. (Environmental Control)	1,530	36,261
ResMed, Inc.* (Healthcare - Products)	1,350	46,251
Rollins, Inc. (Commercial Services)	720	12,650
Roper Industries, Inc. (Miscellaneous Manufacturing)	1,080	48,978
Ross Stores, Inc. (Retail)	2,340	76,495
Saks, Inc.* (Retail)	900	5,400
Scientific Games Corp. - Class A* (Entertainment)	1,170	21,060
SEI Investments Co. (Software)	2,250	39,780
Semtech Corp.* (Semiconductors)	450	5,454
Sepracor, Inc.* (Pharmaceuticals)	1,890	25,175
Service Corp. International (Commercial Services)	1,710	11,799
Shaw Group, Inc.* (Engineering & Construction)	630	11,271
Silicon Laboratories, Inc.* (Semiconductors)	900	23,364
Sotheby’s (Commercial Services)	1,170	10,893
SPX Corp. (Miscellaneous Manufacturing)	360	13,946
SRA International, Inc. - Class A* (Computers)	720	13,306
StanCorp Financial Group, Inc. (Insurance)	450	15,336
Steel Dynamics, Inc. (Iron/Steel)	3,330	39,694
Stericycle, Inc.* (Environmental Control)	1,530	89,398
STERIS Corp. (Healthcare - Products)	540	18,382
Strayer Education, Inc. (Commercial Services)	270	61,093
Superior Energy Services, Inc.* (Oil & Gas Services)	990	21,107
SVB Financial Group* (Banks)	270	13,891
Sybase, Inc.* (Software)	630	16,777
Synopsys, Inc.* (Computers)	810	14,807
Techne Corp. (Healthcare - Products)	720	49,694
Terra Industries, Inc. (Chemicals)	1,620	35,624
The Brink’s Co. (Miscellaneous Manufacturing)	360	17,456
The Corporate Executive Board Co. (Commercial Services)	630	18,793
The Timberland Co. - Class A* (Apparel)	810	9,801
The Warnaco Group, Inc.* (Apparel)	810	24,146
Thomas & Betts Corp.* (Electronics)	450	10,687
Thor Industries, Inc. (Home Builders)	360	6,444
Toll Brothers, Inc.* (Home Builders)	2,250	52,020
Tootsie Roll Industries, Inc. (Food)	180	4,477
Trimble Navigation, Ltd.* (Electronics)	2,160	44,431
Under Armour, Inc. - Class A* (Retail)	630	16,380
Unit Corp.* (Oil & Gas)	900	33,786
United Therapeutics Corp.* (Pharmaceuticals)	360	31,403
Universal Health Services, Inc. - Class B (Healthcare - Services)	540	22,702
Urban Outfitters, Inc.* (Retail)	1,980	43,045
Valassis Communications, Inc.* (Commercial Services)	810	3,596
ValueClick, Inc.* (Internet)	1,710	12,654
Varian, Inc.* (Electronics)	270	9,950
VCA Antech, Inc.* (Pharmaceuticals)	1,530	27,693
Vertex Pharmaceuticals, Inc.* (Biotechnology)	900	23,589
W.R. Berkley Corp. (Insurance)	2,610	68,565
Wabtec Corp. (Machinery - Diversified)	360	14,314
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	720	10,454
WellCare Health Plans, Inc.* (Healthcare - Services)	450	10,876
Wendy’s/Arby’s Group, Inc. - Class A (Retail - Restaurants)	3,150	11,403
Westamerica Bancorp (Banks)	180	10,305
Western Digital Corp.* (Computers)	3,870	63,855
Williams Sonoma, Inc. (Retail)	1,530	12,668
Wind River Systems, Inc.* (Software)	270	2,360

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap Growth ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	720	$14,573

TOTAL COMMON STOCKS (Cost $5,782,359)		6,069,426

	Principal Amount
Repurchase Agreements (2.2%)
Deutsche Bank, 0.13%, 11/3/08, dated 10/31/08, with a repurchase price of $60,001 (Collateralized by $60,000 U.S. Treasury Notes, 3.13%, 11/30/09, market value $61,022)	$60,000	60,000
HSBC, 0.13%, 11/3/08, dated 10/31/08, with a repurchase price of $53,001 (Collateralized by $53,000 U.S. Treasury Notes, 3.13%, 11/30/09, market value $53,903)	53,000	53,000
UBS, 0.06%, 11/3/08, dated 10/31/08, with a repurchase price of $20,000 (Collateralized by $21,000 Federal Home Loan Mortgage Corp., 1.98% ‡, 1/12/09, market value $20,917)	20,000	20,000

TOTAL REPURCHASE AGREEMENTS (Cost $133,000)		133,000

TOTAL INVESTMENT SECURITIES (Cost $5,915,359)—102.9%		6,202,426
Net other assets (liabilities) — (2.9)%		(177,213)

NET ASSETS — 100.0%		$6,025,213

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at October 31, 2008.

Mid-Cap Growth ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2008:

Advertising	0.1%
Aerospace/Defense	0.8%
Airlines	0.1%
Apparel	1.4%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.4%
Banks	0.8%
Beverages	0.5%
Biotechnology	2.2%
Building Materials	0.5%
Chemicals	2.2%
Coal	0.6%
Commercial Services	7.7%
Computers	3.5%
Cosmetics/Personal Care	0.3%
Diversified Financial Services	2.3%
Electrical Components & Equipment	1.6%
Electronics	3.0%
Engineering & Construction	0.8%
Entertainment	1.5%
Environmental Control	2.4%
Food	1.1%
Forest Products & Paper	0.2%
Gas	0.4%
Hand/Machine Tools	0.5%
Healthcare - Products	8.0%
Healthcare - Services	3.5%
Home Builders	1.9%
Household Products/Wares	1.2%
Insurance	3.8%
Internet	3.4%
Iron/Steel	2.0%
Leisure Time	0.1%
Machinery - Construction & Mining	0.9%
Machinery - Diversified	1.7%
Media	0.5%
Metal Fabricate/Hardware	0.4%
Miscellaneous Manufacturing	3.2%
Office Furnishings	0.4%
Oil & Gas	6.2%
Oil & Gas Services	2.5%
Packaging & Containers	0.2%
Pharmaceuticals	3.7%
Pipelines	0.7%
Real Estate	0.4%
Retail	10.4%
Retail - Restaurants	0.2%
Semiconductors	1.4%
Software	5.5%
Telecommunications	1.2%
Textiles	0.4%
Toys/Games/Hobbies	0.5%
Transportation	1.1%
Water	0.3%
Other**	(0.7)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap Value ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks (100.1%)
4Kids Entertainment, Inc.* (Media)	5,544	$29,328
A.H. Belo Corp. - Class A (Media)	5,544	18,351
A.M. Castle & Co. (Metal Fabricate/Hardware)	6,930	84,338
Aaron Rents, Inc. (Commercial Services)	8,316	206,154
ABM Industries, Inc. (Commercial Services)	18,018	294,234
Acadia Realty Trust (REIT)	13,167	237,928
Actel Corp.* (Semiconductors)	10,395	125,676
Acuity Brands, Inc. (Miscellaneous Manufacturing)	16,632	581,455
Adaptec, Inc.* (Telecommunications)	49,896	160,166
Administaff, Inc. (Commercial Services)	9,702	193,943
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	13,860	147,886
Agilysys, Inc. (Computers)	9,009	36,216
Albany International Corp. - Class A (Machinery - Diversified)	6,930	100,901
ALLETE, Inc. (Electric)	10,395	363,825
Alliance One International, Inc.* (Agriculture)	36,729	122,675
Alpharma, Inc. - Class A* (Pharmaceuticals)	17,325	542,446
AMCOL International Corp. (Mining)	3,465	84,996
American States Water Co. (Water)	6,930	237,075
AMERIGROUP Corp.* (Healthcare - Services)	14,553	363,825
Analogic Corp. (Electronics)	3,465	153,014
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	6,930	39,501
Anixter International, Inc.* (Telecommunications)	7,623	256,209
Apogee Enterprises, Inc. (Building Materials)	11,781	116,161
Applied Industrial Technologies, Inc. (Machinery - Diversified)	14,553	293,825
Applied Signal Technology, Inc. (Telecommunications)	4,851	86,930
Arch Chemicals, Inc. (Chemicals)	10,395	294,906
Arctic Cat, Inc. (Leisure Time)	4,851	36,771
Arkansas Best Corp. (Transportation)	10,395	303,430
ArQule, Inc.* (Biotechnology)	9,009	24,865
Arris Group, Inc.* (Telecommunications)	50,589	349,570
ArthroCare Corp.* (Healthcare - Products)	4,851	100,804
Astec Industries, Inc.* (Machinery - Construction & Mining)	4,851	123,312
ATC Technology Corp.* (Auto Parts & Equipment)	4,851	106,382
ATMI, Inc.* (Semiconductors)	7,623	92,696
Atmos Energy Corp. (Gas)	36,729	891,413
Atwood Oceanics, Inc.* (Oil & Gas)	11,781	323,742
Audiovox Corp. - Class A* (Telecommunications)	7,623	44,899
Avid Technology, Inc.* (Software)	5,544	82,218
Avista Corp. (Electric)	21,483	426,652
Axcelis Technologies, Inc.* (Semiconductors)	42,273	18,600
Baldor Electric Co. (Hand/Machine Tools)	12,474	219,043
Bank Mutual Corp. (Banks)	20,097	231,718
BankAtlantic Bancorp, Inc., - Class A (Savings & Loans)	3,465	21,379
Barnes Group, Inc. (Miscellaneous Manufacturing)	18,711	271,497
Bassett Furniture Industries, Inc. (Home Furnishings)	4,851	21,393
Bel Fuse, Inc. - Class B (Electronics)	2,079	45,114
Belden, Inc. (Electrical Components & Equipment)	18,018	375,495
Benchmark Electronics, Inc.* (Electronics)	27,720	332,363
Big 5 Sporting Goods Corp. (Retail)	9,009	56,577
Biolase Technology, Inc.* (Healthcare - Products)	4,158	7,235
BioMed Realty Trust, Inc. (REIT)	32,571	457,623
Black Box Corp. (Telecommunications)	6,930	210,741
Blue Coat Systems, Inc.* (Internet)	9,009	121,621
Blue Nile, Inc.* (Internet)	2,772	84,768
Boston Private Financial Holdings, Inc. (Banks)	11,088	98,018
Bowne & Co., Inc. (Commercial Services)	6,930	53,985
Brady Corp. - Class A (Electronics)	9,702	300,762
Briggs & Stratton Corp. (Machinery - Diversified)	20,097	316,729
Bristow Group, Inc.* (Transportation)	4,851	120,159
Brookline Bancorp, Inc. (Savings & Loans)	23,562	275,675
Brooks Automation, Inc.* (Semiconductors)	26,334	180,388
Brown Shoe Co., Inc. (Retail)	17,325	182,605
Brunswick Corp. (Leisure Time)	36,036	125,045
Buckeye Technologies, Inc.* (Forest Products & Paper)	15,939	93,881
Buffalo Wild Wings, Inc.* (Retail)	3,465	97,990
C&D Technologies, Inc.* (Electrical Components & Equipment)	10,395	36,383
Cabela’s, Inc.* (Retail)	15,939	126,715
Cabot Microelectronics Corp.* (Chemicals)	4,158	119,459
Cal-Maine Foods, Inc. (Food)	2,079	61,102
Calgon Carbon Corp.* (Environmental Control)	12,474	166,154
California Pizza Kitchen, Inc.* (Retail)	4,158	40,624
Cambrex Corp.* (Biotechnology)	11,781	53,015
Carter’s, Inc.* (Apparel)	4,851	103,035
Cascade Bancorp (Banks)	4,158	39,667
Cascade Corp. (Machinery - Diversified)	1,386	45,752
Casey’s General Stores, Inc. (Retail)	11,088	334,858
Cash America International, Inc. (Retail)	5,544	196,091
Catapult Communications Corp.* (Computers)	1,386	5,918
CBRL Group, Inc. (Retail)	3,465	69,023
CDI Corp. (Commercial Services)	5,544	72,072
Cedar Shopping Centers, Inc. (REIT)	12,474	119,251
Centene Corp.* (Healthcare - Services)	10,395	195,842

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap Value ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
Central Garden & Pet Co. - Class A* (Household Products/Wares)	29,106	$92,557
Central Pacific Financial Corp. (Banks)	11,781	183,784
Central Vermont Public Service Corp. (Electric)	4,158	82,786
Century Aluminum Co.* (Mining)	9,009	113,243
CH Energy Group, Inc. (Electric)	5,544	228,579
Champion Enterprises, Inc.* (Home Builders)	31,878	59,612
Charlotte Russe Holding, Inc.* (Retail)	3,465	29,279
Checkpoint Systems, Inc.* (Electronics)	10,395	131,081
Chemed Corp. (Commercial Services)	4,158	182,079
Ciber, Inc.* (Computers)	22,176	119,750
CKE Restaurants, Inc. (Retail)	21,483	182,391
Clarcor, Inc. (Miscellaneous Manufacturing)	9,702	343,354
Cleco Corp. (Electric)	24,948	574,053
Cognex Corp. (Machinery - Diversified)	17,325	277,546
Cohu, Inc. (Semiconductors)	9,702	137,186
Colonial Properties Trust (REIT)	19,404	204,518
Columbia Banking System, Inc. (Banks)	7,623	121,358
Community Bank System, Inc. (Banks)	12,474	311,226
CONMED Corp.* (Healthcare - Products)	7,623	199,723
Consolidated Graphics, Inc.* (Commercial Services)	2,772	36,064
Corus Bankshares, Inc. (Banks)	13,167	28,967
CorVel Corp.* (Commercial Services)	693	18,586
CPI Corp. (Commercial Services)	2,079	15,177
Cross Country Healthcare, Inc.* (Commercial Services)	12,474	141,206
CryoLife, Inc.* (Biotechnology)	7,623	102,148
CSG Systems International, Inc.* (Software)	9,009	149,820
CTS Corp. (Electronics)	13,860	96,881
Cubic Corp. (Electronics)	2,772	61,677
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	6,237	158,357
Cyberonics, Inc.* (Healthcare - Products)	4,851	61,802
CyberSource Corp.* (Internet)	13,167	159,979
Cymer, Inc.* (Electronics)	7,623	186,535
Cypress Semiconductor Corp.* (Semiconductors)	45,738	229,147
Darling International, Inc.* (Environmental Control)	20,097	151,531
Datascope Corp. (Healthcare - Products)	5,544	278,142
Delphi Financial Group, Inc. - Class A (Insurance)	5,544	87,318
DiamondRock Hospitality Co. (REIT)	38,808	201,025
Digi International, Inc.* (Software)	6,237	63,867
Dime Community Bancshares, Inc. (Savings & Loans)	10,395	173,596
DineEquity, Inc. (Retail)	3,465	62,474
DSP Group, Inc.* (Semiconductors)	6,237	39,293
E.W. Scripps Co. (Media)	9,009	41,892
East West Bancorp, Inc. (Banks)	9,702	168,330
EastGroup Properties, Inc. (REIT)	10,395	348,025
Eclipsys Corp.* (Software)	14,553	216,112
El Paso Electric Co.* (Electric)	11,781	218,184
Electro Scientific Industries, Inc.* (Electronics)	11,088	92,807
EMCOR Group, Inc.* (Engineering & Construction)	27,720	492,584
EMS Technologies, Inc.* (Telecommunications)	4,158	86,902
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	4,158	92,349
Entertainment Properties Trust (REIT)	13,167	493,104
Enzo Biochem, Inc.* (Biotechnology)	9,009	51,982
Esterline Technologies Corp.* (Aerospace/Defense)	6,930	249,826
Ethan Allen Interiors, Inc. (Home Furnishings)	11,781	210,762
Exar Corp.* (Semiconductors)	17,325	115,731
Extra Space Storage, Inc. (REIT)	19,404	223,340
FairPoint Communications, Inc. (Telecommunications)	11,088	44,130
FEI Co.* (Electronics)	15,246	320,318
Financial Federal Corp. (Diversified Financial Services)	10,395	240,644
First BanCorp (Banks)	31,185	318,711
First Commonwealth Financial Corp. (Banks)	29,799	329,577
First Financial Bancorp (Banks)	12,474	167,775
First Financial Bankshares, Inc. (Banks)	6,237	337,983
First Midwest Bancorp, Inc. (Banks)	20,097	446,354
FirstFed Financial Corp.* (Savings & Loans)	5,544	49,619
Flagstar Bancorp, Inc. (Savings & Loans)	18,018	34,234
Flowers Foods, Inc. (Food)	9,009	267,117
Forestar Real Estate Group, Inc.* (Real Estate)	7,623	66,701
Fred’s, Inc. (Retail)	16,632	203,742
Frontier Financial Corp. (Banks)	16,632	110,769
Fuller (H.B.) Co. (Chemicals)	20,097	355,114
G & K Services, Inc. (Textiles)	8,316	187,858
Gardner Denver, Inc.* (Machinery - Diversified)	8,316	213,056
GenCorp, Inc.* (Aerospace/Defense)	16,632	81,497
General Communication, Inc. - Class A* (Telecommunications)	6,930	53,222
Genesco, Inc. (Retail)	2,772	68,773
Gentiva Health Services, Inc.* (Healthcare - Services)	11,781	319,854
Georgia Gulf Corp. (Chemicals)	13,860	31,878
Gerber Scientific, Inc.* (Machinery - Diversified)	9,702	46,376
Gevity HR, Inc. (Commercial Services)	9,702	33,084
Gibraltar Industries, Inc. (Iron/Steel)	12,474	165,280
Glacier Bancorp, Inc. (Banks)	11,781	237,623
Greatbatch, Inc.* (Electrical Components & Equipment)	4,158	90,437
Griffon Corp.* (Miscellaneous Manufacturing)	11,088	93,583

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap Value ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
Group 1 Automotive, Inc. (Retail)	9,702	$97,505
Guaranty Financial Group, Inc.* (Savings & Loans)	18,018	36,577
Gulf Island Fabrication, Inc. (Oil & Gas Services)	2,079	40,977
Hancock Holding Co. (Banks)	6,237	275,426
Hanmi Financial Corp. (Banks)	15,939	63,756
Harmonic, Inc.* (Telecommunications)	38,808	275,925
Haverty Furniture Cos., Inc. (Retail)	9,009	88,649
Healthcare Services Group, Inc. (Commercial Services)	8,316	137,713
HealthSpring, Inc.* (Healthcare - Services)	13,167	217,519
Heidrick & Struggles International, Inc. (Commercial Services)	6,930	167,221
Hillenbrand, Inc. (Commercial Services)	11,088	210,672
HMS Holdings Corp.* (Commercial Services)	3,465	85,828
Home Bancshares, Inc. (Banks)	2,772	72,183
Home Properties, Inc. (REIT)	13,167	533,132
Hot Topic, Inc.* (Retail)	7,623	49,397
HSN, Inc.* (Retail)	6,930	42,620
Hub Group, Inc. - Class A* (Transportation)	8,316	261,538
Hutchinson Technology, Inc.* (Computers)	4,158	28,441
Iconix Brand Group, Inc.* (Apparel)	17,325	188,669
II-VI, Inc.* (Electronics)	2,772	77,865
Independent Bank Corp. (Banks)	8,316	30,520
Informatica Corp.* (Software)	21,483	301,836
Inland Real Estate Corp. (REIT)	24,255	277,962
Insight Enterprises, Inc.* (Retail)	19,404	188,801
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	11,088	148,912
Integral Systems, Inc.* (Computers)	2,772	68,108
Interface, Inc. - Class A (Office Furnishings)	15,939	112,370
Interval Leisure Group, Inc.* (Leisure Time)	12,474	90,561
Invacare Corp. (Healthcare - Products)	13,167	239,508
Investment Technology Group, Inc.* (Diversified Financial Services)	6,930	141,441
ION Geophysical Corp.* (Oil & Gas Services)	22,176	145,475
Irwin Financial Corp. (Banks)	7,623	16,771
Itron, Inc.* (Electronics)	5,544	268,773
J & J Snack Foods Corp. (Food)	2,772	86,930
Jack in the Box, Inc.* (Retail)	9,009	181,081
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	5,544	124,019
JDA Software Group, Inc.* (Software)	6,930	98,960
Jo-Ann Stores, Inc.* (Retail)	10,395	199,168
John Bean Technologies Corp. (Miscellaneous Manufacturing)	6,930	58,073
Kaman Corp. (Aerospace/Defense)	10,395	265,384
Kaydon Corp. (Metal Fabricate/Hardware)	6,237	208,378
Keithley Instruments, Inc. (Electronics)	5,544	23,562
Kilroy Realty Corp. (REIT)	13,167	423,319
Kirby Corp.* (Transportation)	9,009	309,189
Kite Realty Group Trust (REIT)	11,781	71,628
Kopin Corp.* (Semiconductors)	18,018	41,802
Kulicke & Soffa Industries, Inc.* (Semiconductors)	22,176	65,197
La-Z-Boy, Inc. (Home Furnishings)	20,790	120,166
LaBranche & Co., Inc.* (Diversified Financial Services)	22,176	138,156
Laclede Group, Inc. (Gas)	9,009	471,351
Lance, Inc. (Food)	13,167	272,425
LandAmerica Financial Group, Inc. (Insurance)	6,237	61,434
Landauer, Inc. (Commercial Services)	2,079	112,391
Landry’s Restaurants, Inc. (Retail)	4,851	60,880
LaSalle Hotel Properties (REIT)	9,009	126,847
Lawson Products, Inc. (Metal Fabricate/Hardware)	1,386	41,303
Lennox International, Inc. (Building Materials)	23,562	702,619
Lexington Corporate Properties Trust (REIT)	26,334	211,462
Libbey, Inc. (Housewares)	6,237	22,827
Lindsay Manufacturing Co. (Machinery - Diversified)	2,079	98,919
Lithia Motors, Inc. - Class A (Retail)	6,930	28,413
Littelfuse, Inc.* (Electrical Components & Equipment)	4,851	90,520
Live Nation, Inc.* (Commercial Services)	31,185	350,831
LTC Properties, Inc. (REIT)	8,316	200,998
Lufkin Industries, Inc. (Oil & Gas Services)	2,772	145,031
Lydall, Inc.* (Miscellaneous Manufacturing)	6,930	46,085
M/I Schottenstein Homes, Inc. (Home Builders)	4,851	66,022
Magellan Health Services, Inc.* (Healthcare - Services)	7,623	281,594
MagneTek, Inc.* (Electrical Components & Equipment)	8,316	17,879
Maidenform Brands, Inc.* (Apparel)	7,623	83,701
Manhattan Associates, Inc.* (Computers)	4,158	69,896
ManTech International Corp. - Class A* (Software)	3,465	186,902
Marcus Corp. (Lodging)	8,316	116,673
MarineMax, Inc.* (Retail)	7,623	17,685
Material Sciences Corp.* (Iron/Steel)	4,851	23,915
Matrix Service Co.* (Oil & Gas Services)	6,237	76,403
MAXIMUS, Inc. (Commercial Services)	4,158	132,807
MedCath Corp.* (Healthcare - Services)	4,851	74,802
Medical Properties Trust, Inc. (REIT)	27,027	199,459
Mentor Corp. (Healthcare - Products)	6,237	105,405
Mercury Computer Systems, Inc.* (Computers)	5,544	39,806
Meridian Bioscience, Inc. (Healthcare - Products)	6,237	153,305
Methode Electronics, Inc. (Electronics)	15,246	115,717
Micrel, Inc. (Semiconductors)	20,790	152,806
Microsemi Corp.* (Semiconductors)	17,325	376,645

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap Value ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
Mid-America Apartment Communities, Inc. (REIT)	11,088	$390,741
Midas, Inc.* (Commercial Services)	4,158	54,179
MKS Instruments, Inc.* (Semiconductors)	18,018	334,234
Mobile Mini, Inc.* (Storage/Warehousing)	6,237	104,782
Monaco Coach Corp. (Home Builders)	12,474	27,443
Moog, Inc. - Class A* (Aerospace/Defense)	8,316	292,058
Movado Group, Inc. (Retail)	4,158	63,243
MTS Systems Corp. (Computers)	3,465	112,543
Mueller Industries, Inc. (Metal Fabricate/Hardware)	15,246	348,676
Multimedia Games, Inc.* (Leisure Time)	4,851	14,650
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	1,386	47,997
Myers Industries, Inc. (Miscellaneous Manufacturing)	5,544	58,600
Nash Finch Co. (Food)	5,544	218,600
NATCO Group, Inc. - Class A* (Oil & Gas Services)	4,158	87,900
National Financial Partners (Diversified Financial Services)	4,158	27,692
National Penn Bancshares, Inc. (Banks)	32,571	551,753
National Presto Industries, Inc. (Housewares)	2,079	137,734
National Retail Properties, Inc. (REIT)	29,799	531,316
Natus Medical, Inc.* (Healthcare - Products)	5,544	84,823
NCI Building Systems, Inc.* (Building Materials)	8,316	154,761
Neenah Paper, Inc. (Forest Products & Paper)	6,237	56,320
Network Equipment Technologies, Inc.* (Telecommunications)	8,316	22,703
New Jersey Resources Corp. (Gas)	17,325	645,183
Newport Corp.* (Electronics)	14,553	104,636
Northwest Natural Gas Co. (Gas)	11,088	564,157
Novatel Wireless, Inc.* (Telecommunications)	13,167	68,600
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	4,851	54,574
O’Charley’s, Inc. (Retail)	9,009	67,568
Odyssey Healthcare, Inc.* (Healthcare - Services)	7,623	73,105
OfficeMax, Inc. (Retail)	31,185	251,039
Old Dominion Freight Line, Inc.* (Transportation)	4,851	147,179
Old National Bancorp (Banks)	27,027	511,891
Olympic Steel, Inc. (Iron/Steel)	1,386	31,684
OM Group, Inc.* (Chemicals)	12,474	266,195
Omnicell, Inc.* (Software)	7,623	83,701
On Assignment, Inc.* (Commercial Services)	14,553	94,595
Osteotech, Inc.* (Healthcare - Products)	7,623	24,317
Owens & Minor, Inc. (Distribution/Wholesale)	16,632	719,667
Oxford Industries, Inc. (Apparel)	5,544	74,678
PAREXEL International Corp.* (Commercial Services)	13,860	144,144
Park Electrochemical Corp. (Electronics)	8,316	179,792
Parkway Properties, Inc. (REIT)	6,237	107,588
PC-Tel, Inc. (Internet)	7,623	44,747
Peet’s Coffee & Tea, Inc.* (Beverages)	2,772	62,259
Penford Corp. (Chemicals)	4,851	62,432
Pennsylvania REIT (REIT)	15,939	201,628
Perficient, Inc.* (Internet)	6,237	34,241
Pericom Semiconductor Corp.* (Semiconductors)	6,930	54,054
Perry Ellis International, Inc.* (Apparel)	2,772	27,138
PetroQuest Energy, Inc.* (Oil & Gas)	5,544	55,163
Phase Forward, Inc.* (Software)	11,088	158,226
Phoenix Technologies, Ltd.* (Software)	7,623	33,694
Photronics, Inc.* (Semiconductors)	17,325	11,954
Piedmont Natural Gas Co., Inc. (Gas)	29,799	980,983
Pinnacle Entertainment, Inc.* (Entertainment)	24,255	135,828
Pioneer Drilling Co.* (Oil & Gas)	9,702	75,093
Piper Jaffray* (Diversified Financial Services)	6,237	246,050
Plexus Corp.* (Electronics)	10,395	193,971
PolyOne Corp.* (Chemicals)	38,115	181,046
Post Properties, Inc. (REIT)	19,404	433,097
Presidential Life Corp. (Insurance)	9,009	84,504
ProAssurance Corp.* (Insurance)	4,158	228,482
Progress Software Corp.* (Software)	6,930	158,974
Prosperity Bancshares, Inc. (Banks)	8,316	276,174
Provident Bankshares Corp. (Banks)	13,860	147,886
PS Business Parks, Inc. (REIT)	6,237	282,349
PSS World Medical, Inc.* (Healthcare - Products)	9,009	163,423
Quaker Chemical Corp. (Chemicals)	4,158	79,543
Quanex Building Products Corp. (Building Materials)	9,009	82,522
Quiksilver, Inc.* (Apparel)	15,246	39,487
Radiant Systems, Inc.* (Computers)	6,930	36,521
RadiSys Corp.* (Computers)	5,544	35,315
RC2 Corp.* (Toys/Games/Hobbies)	2,772	35,204
Red Robin Gourmet Burgers, Inc.* (Retail)	2,772	42,107
Regal-Beloit Corp. (Hand/Machine Tools)	13,167	428,718
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	13,167	254,123
RehabCare Group, Inc.* (Healthcare - Services)	7,623	130,582
Res-Care, Inc.* (Healthcare - Services)	10,395	160,187
Rewards Network, Inc.* (Commercial Services)	4,851	18,434
RLI Corp. (Insurance)	3,465	198,856
Robbins & Myers, Inc. (Machinery - Diversified)	9,009	183,784
Rock-Tenn Co. - Class A (Forest Products & Paper)	13,860	421,483
Rogers Corp.* (Electronics)	3,465	104,296
RTI International Metals, Inc.* (Mining)	4,851	76,597

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap Value ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
Ruby Tuesday, Inc.* (Retail)	21,483	$51,774
Rudolph Technologies, Inc.* (Semiconductors)	12,474	41,788
Russ Berrie and Co., Inc.* (Household Products/Wares)	6,930	18,711
Ruth’s Hospitality Group, Inc.* (Retail)	4,158	9,522
Safety Insurance Group, Inc. (Insurance)	6,930	263,271
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	8,316	76,507
Sanderson Farms, Inc. (Food)	2,772	86,542
Savient Pharmaceuticals, Inc.* (Biotechnology)	9,702	46,182
School Specialty, Inc.* (Retail)	6,930	145,530
Schulman (A.), Inc. (Chemicals)	11,088	198,586
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	6,237	104,283
SEACOR SMIT, Inc.* (Oil & Gas Services)	4,158	279,293
Selective Insurance Group, Inc. (Insurance)	22,176	526,680
Senior Housing Properties Trust (REIT)	45,738	876,797
SI International, Inc.* (Computers)	2,079	59,875
Signature Bank* (Banks)	6,930	225,779
Skechers U.S.A., Inc. - Class A* (Apparel)	8,316	112,931
Skyline Corp. (Home Builders)	2,772	59,931
SkyWest, Inc. (Airlines)	9,702	149,508
Skyworks Solutions, Inc.* (Semiconductors)	47,124	335,994
Smith Corp. (Miscellaneous Manufacturing)	9,009	284,234
Sonic Automotive, Inc. (Retail)	11,781	60,437
South Financial Group, Inc. (Banks)	29,799	173,132
South Jersey Industries, Inc. (Gas)	12,474	424,989
Southern Union Co. (Gas)	50,589	871,143
Southwest Gas Corp. (Gas)	18,018	470,630
Sovran Self Storage, Inc. (REIT)	9,009	292,342
Spartan Motors, Inc. (Auto Parts & Equipment)	8,316	38,170
Spartan Stores, Inc. (Food)	9,009	243,153
Spectrum Brands, Inc.* (Household Products/Wares)	16,632	10,146
Spherion Corp.* (Commercial Services)	22,176	70,520
Standard Microsystems Corp.* (Semiconductors)	5,544	99,847
Standard Motor Products, Inc. (Auto Parts & Equipment)	4,851	20,423
Standex International Corp. (Miscellaneous Manufacturing)	4,851	125,204
StarTek, Inc.* (Commercial Services)	4,851	16,057
Stein Mart, Inc. (Retail)	10,395	22,349
Stepan Co. (Chemicals)	2,772	99,321
Sterling Bancorp (Banks)	7,623	119,529
Sterling Bancshares, Inc. (Banks)	29,799	237,200
Sterling Financial Corp. (Savings & Loans)	21,483	182,391
Stewart Information Services Corp. (Insurance)	7,623	126,542
Stifel Financial Corp.* (Diversified Financial Services)	4,158	181,497
Stone Energy Corp.* (Oil & Gas)	8,316	252,307
Sturm, Ruger & Co., Inc.* (Miscellaneous Manufacturing)	6,237	44,595
Superior Industries International, Inc. (Auto Parts & Equipment)	9,702	138,739
Supertex, Inc.* (Semiconductors)	2,772	66,861
Susquehanna Bancshares, Inc. (Banks)	35,343	547,463
Swift Energy Co.* (Oil & Gas)	4,158	133,389
SWS Group, Inc. (Diversified Financial Services)	9,009	167,207
Sykes Enterprises, Inc.* (Computers)	8,316	132,723
Symmetricom, Inc.* (Telecommunications)	18,711	83,264
Symmetry Medical, Inc.* (Healthcare - Products)	4,851	62,675
Synaptics, Inc.* (Computers)	6,237	192,661
SYNNEX Corp.* (Software)	6,930	106,930
Take-Two Interactive Software, Inc. (Software)	14,553	172,599
Tanger Factory Outlet Centers, Inc. (REIT)	13,167	476,250
Technitrol, Inc. (Electronics)	16,632	95,967
Tekelec* (Telecommunications)	18,711	237,443
Tetra Tech, Inc.* (Environmental Control)	15,246	335,260
TETRA Technologies, Inc.* (Oil & Gas Services)	10,395	72,349
Texas Industries, Inc. (Building Materials)	6,930	219,196
Texas Roadhouse, Inc. - Class A* (Retail)	9,009	63,243
The Andersons, Inc. (Agriculture)	4,158	110,728
The Buckle, Inc. (Retail)	5,178	136,389
The Cato Corp. - Class A (Retail)	11,781	182,841
The Children’s Place Retail Stores, Inc.* (Retail)	2,772	92,668
The Finish Line, Inc. - Class A (Retail)	20,097	192,328
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	9,702	80,236
The Hain Celestial Group, Inc.* (Food)	8,316	193,264
The Knot, Inc.* (Internet)	4,851	33,472
The Men’s Wearhouse, Inc. (Retail)	9,009	137,748
The Nautilus Group, Inc.* (Leisure Time)	13,167	32,127
The Navigators Group, Inc.* (Insurance)	2,772	140,014
The Pep Boys - Manny, Moe & Jack (Retail)	17,325	83,507
The Standard Register Co. (Household Products/Wares)	4,851	39,439
The Steak n Shake Co.* (Retail)	11,781	60,672
Theragenics Corp.* (Pharmaceuticals)	13,860	27,027
THQ, Inc.* (Software)	12,474	92,931
Ticketmaster* (Commercial Services)	6,237	60,374
Tollgrade Communications, Inc.* (Telecommunications)	5,544	24,394
Tower Group, Inc. (Insurance)	4,158	87,443
Tredegar Corp. (Miscellaneous Manufacturing)	9,009	132,612
TreeHouse Foods, Inc.* (Food)	12,474	377,463

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap Value ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
TriQuint Semiconductor, Inc.* (Semiconductors)	58,905	$263,894
Triumph Group, Inc. (Aerospace/Defense)	4,158	182,370
TrueBlue, Inc.* (Commercial Services)	9,009	75,045
TrustCo Bank Corp. NY (Banks)	31,185	379,521
TTM Technologies, Inc.* (Electronics)	9,702	69,466
Tuesday Morning Corp.* (Retail)	12,474	27,942
Tween Brands, Inc.* (Retail)	4,851	41,331
UIL Holdings Corp. (Electric)	10,395	343,035
Ultratech Stepper, Inc.* (Semiconductors)	9,702	146,306
UMB Financial Corp. (Banks)	10,395	471,205
Umpqua Holdings Corp. (Banks)	24,948	424,615
UniFirst Corp. (Textiles)	5,544	180,901
Unisource Energy Corp. (Electric)	13,860	382,259
United Bankshares, Inc. (Banks)	15,939	508,454
United Community Banks, Inc. (Banks)	16,632	218,212
United Fire & Casualty Co. (Insurance)	9,009	208,739
United Stationers, Inc.* (Distribution/Wholesale)	9,702	362,758
Universal Electronics, Inc.* (Home Furnishings)	2,772	58,572
Universal Forest Products, Inc. (Building Materials)	7,623	180,284
Urstadt Biddle Properties - Class A (REIT)	8,316	136,216
Valmont Industries, Inc. (Metal Fabricate/Hardware)	3,465	189,813
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	17,325	339,916
Veeco Instruments, Inc.* (Semiconductors)	13,167	101,913
Viad Corp. (Commercial Services)	8,316	181,705
Vicor Corp. (Electrical Components & Equipment)	5,544	38,753
ViroPharma, Inc.* (Pharmaceuticals)	14,553	182,495
Volt Information Sciences, Inc.* (Commercial Services)	5,544	42,412
Wabash National Corp. (Auto Manufacturers)	12,474	75,842
Watsco, Inc. (Distribution/Wholesale)	10,395	427,131
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	6,237	264,885
Watts Water Technologies, Inc. - Class A (Electronics)	12,474	329,688
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	20,097	186,098
WD-40 Co. (Household Products/Wares)	3,465	100,831
West Pharmaceutical Services, Inc. (Healthcare - Products)	6,930	276,646
Whitney Holding Corp. (Banks)	26,334	500,346
Winnebago Industries, Inc. (Home Builders)	4,158	24,699
Wintrust Financial Corp. (Banks)	4,851	124,186
Wolverine World Wide, Inc. (Apparel)	7,623	179,140
Woodward Governor Co. (Electronics)	13,167	422,661
World Fuel Services Corp. (Retail)	4,851	103,957
Zale Corp.* (Retail)	14,553	248,274
Zep, Inc. (Chemicals)	4,158	87,526
Zoll Medical Corp.* (Healthcare - Products)	4,158	100,125

TOTAL COMMON STOCKS (Cost $89,344,791)		78,558,341

	Principal Amount
Repurchase Agreements (0.1%)
Deutsche Bank, 0.13%, 11/3/08, dated 10/31/08, with a repurchase price of $44,000 (Collateralized by $44,000 U.S. Treasury Notes, 3.13%, 11/30/09, market value $44,749)	$44,000	44,000
HSBC, 0.13%, 11/3/08, dated 10/31/08, with a repurchase price of $39,000 (Collateralized by $39,000 U.S. Treasury Notes, 3.13%, 11/30/09, market value $39,664)	39,000	39,000
UBS, 0.06%, 11/3/08, dated 10/31/08, with a repurchase price of $16,000 (Collateralized by $17,000 Federal Home Loan Mortgage Corp., 1.98% ‡, 1/12/09, market value $16,933)	16,000	16,000

TOTAL REPURCHASE AGREEMENTS (Cost $99,000)		99,000

TOTAL INVESTMENT SECURITIES (Cost $89,443,791)—100.2%		78,657,341
Net other assets (liabilities) — (0.2)%		(176,543)

NET ASSETS — 100.0%		$78,480,798

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at October 31, 2008.

Small-Cap Value ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2008:

Aerospace/Defense	1.3%
Agriculture	0.3%
Airlines	0.2%
Apparel	0.9%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.4%
Banks	11.6%
Beverages	0.1%
Biotechnology	0.7%
Building Materials	1.9%
Chemicals	2.3%
Commercial Services	4.3%
Computers	1.1%
Distribution/Wholesale	2.0%
Diversified Financial Services	1.4%
Electric	3.3%
Electrical Components & Equipment	1.0%
Electronics	4.4%
Engineering & Construction	0.8%
Entertainment	0.2%
Environmental Control	0.8%

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap Value ProFund	October 31, 2008
(unaudited)

Food	2.3%
Forest Products & Paper	1.0%
Gas	6.7%
Hand/Machine Tools	0.8%
Healthcare - Products	2.4%
Healthcare - Services	2.5%
Home Builders	0.3%
Home Furnishings	0.6%
Household Products/Wares	0.3%
Housewares	0.2%
Insurance	2.7%
Internet	0.6%
Iron/Steel	0.2%
Leisure Time	0.3%
Lodging	0.2%
Machinery - Construction & Mining	0.2%
Machinery - Diversified	2.1%
Media	0.1%
Metal Fabricate/Hardware	1.1%
Mining	0.3%
Miscellaneous Manufacturing	2.8%
Office Furnishings	0.1%
Oil & Gas	1.1%
Oil & Gas Services	1.2%
Pharmaceuticals	1.3%
REIT	10.7%
Real Estate	0.1%
Retail	6.1%
Savings & Loans	1.0%
Semiconductors	4.3%
Software	2.3%
Storage/Warehousing	0.1%
Telecommunications	2.6%
Textiles	0.4%
Toys/Games/Hobbies	0.2%
Transportation	1.5%
Water	0.3%
Other**	(0.1)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap Growth ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks (99.5%)
A.H. Belo Corp. - Class A (Media)	272	$900
AAR Corp.* (Aerospace/Defense)	2,176	34,794
Aaron Rents, Inc. (Commercial Services)	1,768	43,829
Abaxis, Inc.* (Healthcare - Products)	1,224	18,813
Air Methods Corp.* (Healthcare - Services)	544	9,128
Albany International Corp. - Class A (Machinery - Diversified)	544	7,921
AMCOL International Corp. (Mining)	816	20,016
Amedisys, Inc.* (Healthcare - Services)	1,496	84,389
American Medical Systems Holdings, Inc.* (Healthcare - Products)	3,944	42,674
AMERIGROUP Corp.* (Healthcare - Services)	952	23,800
AMN Healthcare Services, Inc.* (Commercial Services)	1,632	14,672
AmSurg Corp.* (Healthcare - Services)	1,768	44,094
Analogic Corp. (Electronics)	272	12,012
Anixter International, Inc.* (Telecommunications)	680	22,855
Arbitron, Inc. (Commercial Services)	1,496	48,740
ArQule, Inc.* (Biotechnology)	680	1,877
ArthroCare Corp.* (Healthcare - Products)	816	16,956
Astec Industries, Inc.* (Machinery - Construction & Mining)	408	10,371
ATC Technology Corp.* (Auto Parts & Equipment)	544	11,930
ATMI, Inc.* (Semiconductors)	680	8,269
Atwood Oceanics, Inc.* (Oil & Gas)	1,496	41,110
Avid Technology, Inc.* (Software)	952	14,118
Balchem Corp. (Chemicals)	952	24,333
Baldor Electric Co. (Hand/Machine Tools)	816	14,329
Bankrate, Inc.* (Commercial Services)	680	22,379
Basic Energy Services, Inc.* (Oil & Gas Services)	1,224	16,744
Bel Fuse, Inc. - Class B (Electronics)	272	5,902
Biolase Technology, Inc.* (Healthcare - Products)	816	1,420
Blackbaud, Inc. (Software)	2,448	37,210
Blue Coat Systems, Inc.* (Internet)	952	12,852
Blue Nile, Inc.* (Internet)	408	12,477
Boston Beer Co., Inc. - Class A* (Beverages)	544	20,558
Boston Private Financial Holdings, Inc. (Banks)	1,496	13,225
Bowne & Co., Inc. (Commercial Services)	544	4,238
Brady Corp. - Class A (Electronics)	1,632	50,592
Brightpoint, Inc.* (Distribution/Wholesale)	2,856	16,451
Bristow Group, Inc.* (Transportation)	816	20,212
Brush Engineered Materials, Inc.* (Mining)	1,088	13,350
Buffalo Wild Wings, Inc.* (Retail)	408	11,538
Cabot Microelectronics Corp.* (Chemicals)	816	23,444
CACI International, Inc. - Class A* (Computers)	1,632	67,206
Cal-Maine Foods, Inc. (Food)	408	11,991
Calgon Carbon Corp.* (Environmental Control)	816	10,869
California Pizza Kitchen, Inc.* (Retail)	816	7,972
CARBO Ceramics, Inc. (Oil & Gas Services)	1,088	47,078
Carter’s, Inc.* (Apparel)	2,312	49,107
Cascade Bancorp (Banks)	952	9,082
Cascade Corp. (Machinery - Diversified)	272	8,979
Casey’s General Stores, Inc. (Retail)	1,224	36,965
Cash America International, Inc. (Retail)	816	28,862
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	2,040	34,415
Catapult Communications Corp.* (Computers)	272	1,161
CBRL Group, Inc. (Retail)	680	13,546
CEC Entertainment, Inc.* (Retail)	1,224	31,432
Cedar Shopping Centers, Inc. (REIT)	680	6,501
Centene Corp.* (Healthcare - Services)	952	17,936
Century Aluminum Co.* (Mining)	680	8,548
Ceradyne, Inc.* (Miscellaneous Manufacturing)	1,496	35,156
Charlotte Russe Holding, Inc.* (Retail)	680	5,746
Chattem, Inc.* (Cosmetics/Personal Care)	1,088	82,329
Checkpoint Systems, Inc.* (Electronics)	816	10,290
Chemed Corp. (Commercial Services)	816	35,733
Christopher & Banks Corp. (Retail)	1,904	9,939
Clarcor, Inc. (Miscellaneous Manufacturing)	1,496	52,943
Coinstar, Inc.* (Commercial Services)	1,496	35,889
Comtech Telecommunications Corp.* (Telecommunications)	1,360	65,851
Concur Technologies, Inc.* (Software)	2,312	58,332
CONMED Corp.* (Healthcare - Products)	544	14,253
Consolidated Graphics, Inc.* (Commercial Services)	272	3,539
Cooper Cos., Inc. (Healthcare - Products)	2,448	40,343
CorVel Corp.* (Commercial Services)	272	7,295
Crocs, Inc.* (Apparel)	4,624	11,606
CryoLife, Inc.* (Biotechnology)	408	5,467
CSG Systems International, Inc.* (Software)	680	11,308
Cubic Corp. (Electronics)	544	12,104
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	2,312	58,702
Curtiss-Wright Corp. (Aerospace/Defense)	2,448	90,331
Cyberonics, Inc.* (Healthcare - Products)	544	6,931
CyberSource Corp.* (Internet)	2,040	24,786
Cymer, Inc.* (Electronics)	680	16,640

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap Growth ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
Cypress Semiconductor Corp.* (Semiconductors)	2,448	$12,264
Daktronics, Inc. (Electronics)	1,904	18,964
Darling International, Inc.* (Environmental Control)	1,768	13,331
DealerTrack Holdings, Inc.* (Internet)	1,632	17,511
Deckers Outdoor Corp.* (Apparel)	680	57,705
Delphi Financial Group, Inc. - Class A (Insurance)	1,632	25,704
Deltic Timber Corp. (Forest Products & Paper)	544	24,779
Digi International, Inc.* (Software)	680	6,963
DineEquity, Inc. (Retail)	408	7,356
Diodes, Inc.* (Semiconductors)	1,768	17,468
Dionex Corp.* (Electronics)	952	51,246
Dress Barn, Inc.* (Retail)	2,448	23,403
Drew Industries, Inc.* (Building Materials)	952	11,519
Drill-Quip, Inc.* (Oil & Gas Services)	1,496	36,951
DSP Group, Inc.* (Semiconductors)	680	4,284
E.W. Scripps Co. (Media)	408	1,897
East West Bancorp, Inc. (Banks)	2,176	37,754
Eclipsys Corp.* (Software)	952	14,137
El Paso Electric Co.* (Electric)	952	17,631
EMS Technologies, Inc.* (Telecommunications)	272	5,685
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	544	12,082
Enzo Biochem, Inc.* (Biotechnology)	544	3,139
Epicor Software Corp.* (Software)	3,264	23,011
EPIQ Systems, Inc.* (Software)	1,768	24,027
Esterline Technologies Corp.* (Aerospace/Defense)	680	24,514
Extra Space Storage, Inc. (REIT)	1,768	20,350
FairPoint Communications, Inc. (Telecommunications)	3,400	13,532
FARO Technologies, Inc.* (Electronics)	952	14,442
First Cash Financial Services, Inc.* (Retail)	1,496	22,994
First Financial Bankshares, Inc. (Banks)	272	14,740
Flowers Foods, Inc. (Food)	2,992	88,713
Forestar Real Estate Group, Inc.* (Real Estate)	952	8,330
Forward Air Corp. (Transportation)	1,632	42,709
Fossil, Inc.* (Household Products/Wares)	2,584	46,900
Gardner Denver, Inc.* (Machinery - Diversified)	1,768	45,296
GenCorp, Inc.* (Aerospace/Defense)	816	3,998
General Communication, Inc. - Class A* (Telecommunications)	1,632	12,534
Genesco, Inc. (Retail)	680	16,871
Glacier Bancorp, Inc. (Banks)	1,360	27,431
Greatbatch, Inc.* (Electrical Components & Equipment)	680	14,790
Green Mountain Coffee Roasters, Inc.* (Beverages)	952	27,598
Greenhill & Co., Inc. (Diversified Financial Services)	952	62,803
Gulf Island Fabrication, Inc. (Oil & Gas Services)	272	5,361
Haemonetics Corp.* (Healthcare - Products)	1,360	80,322
Hancock Holding Co. (Banks)	544	24,023
Headwaters, Inc.* (Energy - Alternate Sources)	2,312	24,507
Healthcare Services Group, Inc. (Commercial Services)	1,224	20,269
HealthSpring, Inc.* (Healthcare - Services)	952	15,727
Healthways, Inc.* (Healthcare - Services)	1,904	19,230
Heartland Express, Inc. (Transportation)	3,128	47,983
Heartland Payment Systems, Inc. (Commercial Services)	1,224	21,310
Hibbett Sports, Inc.* (Retail)	1,632	29,066
Hillenbrand, Inc. (Commercial Services)	2,040	38,760
HMS Holdings Corp.* (Commercial Services)	680	16,844
Home Bancshares, Inc. (Banks)	272	7,083
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	1,224	29,131
Hot Topic, Inc.* (Retail)	1,360	8,813
HSN, Inc.* (Retail)	1,224	7,528
Hub Group, Inc. - Class A* (Transportation)	952	29,940
Hutchinson Technology, Inc.* (Computers)	680	4,651
Iconix Brand Group, Inc.* (Apparel)	952	10,367
ICU Medical, Inc.* (Healthcare - Products)	680	21,780
II-VI, Inc.* (Electronics)	952	26,742
Immucor, Inc.* (Healthcare - Products)	3,808	101,102
Infinity Property & Casualty Corp. (Insurance)	952	37,909
Informatica Corp.* (Software)	1,904	26,751
Infospace, Inc. (Internet)	1,904	16,317
Integra LifeSciences Holdings* (Biotechnology)	1,088	40,844
Integral Systems, Inc.* (Computers)	544	13,366
Interface, Inc. - Class A (Office Furnishings)	952	6,712
Interval Leisure Group, Inc.* (Leisure Time)	408	2,962
Intevac, Inc.* (Machinery - Diversified)	1,224	9,523
inVentiv Health, Inc.* (Advertising)	1,768	16,743
Investment Technology Group, Inc.* (Diversified Financial Services)	1,496	30,533
ION Geophysical Corp.* (Oil & Gas Services)	1,632	10,706
Itron, Inc.* (Electronics)	1,088	52,746
J & J Snack Foods Corp. (Food)	408	12,795
j2 Global Communications, Inc.* (Internet)	2,448	39,462
Jack in the Box, Inc.* (Retail)	2,040	41,004
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	680	15,212
JDA Software Group, Inc.* (Software)	544	7,768
John Bean Technologies Corp. (Miscellaneous Manufacturing)	544	4,559

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap Growth ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
Jos. A. Bank Clothiers, Inc.* (Retail)	952	$24,247
K-Swiss, Inc. - Class A (Apparel)	1,496	22,634
Kaydon Corp. (Metal Fabricate/Hardware)	680	22,719
Kendle International, Inc.* (Commercial Services)	680	12,288
Kensey Nash Corp.* (Healthcare - Products)	680	17,265
Kirby Corp.* (Transportation)	1,768	60,678
Knight Transportation, Inc. (Transportation)	3,128	49,735
Kopin Corp.* (Semiconductors)	1,360	3,155
Landauer, Inc. (Commercial Services)	272	14,704
Landstar System, Inc. (Transportation)	2,856	110,213
LaSalle Hotel Properties (REIT)	952	13,404
LCA-Vision, Inc. (Healthcare - Products)	952	3,256
LHC Group, Inc.* (Healthcare - Services)	816	28,788
Lindsay Manufacturing Co. (Machinery - Diversified)	408	19,413
Littelfuse, Inc.* (Electrical Components & Equipment)	544	10,151
LKQ Corp.* (Distribution/Wholesale)	6,392	73,124
LoJack Corp.* (Electronics)	952	4,160
Lufkin Industries, Inc. (Oil & Gas Services)	408	21,347
Magellan Health Services, Inc.* (Healthcare - Services)	1,224	45,215
MagneTek, Inc.* (Electrical Components & Equipment)	544	1,170
Manhattan Associates, Inc.* (Computers)	816	13,717
Mannatech, Inc. (Pharmaceuticals)	816	3,272
ManTech International Corp. - Class A* (Software)	680	36,679
Martek Biosciences Corp. (Biotechnology)	1,768	52,739
Matrix Service Co.* (Oil & Gas Services)	544	6,664
MAXIMUS, Inc. (Commercial Services)	408	13,032
Mentor Corp. (Healthcare - Products)	952	16,089
Mercury Computer Systems, Inc.* (Computers)	544	3,906
Meridian Bioscience, Inc. (Healthcare - Products)	1,360	33,429
Merit Medical Systems, Inc.* (Healthcare - Products)	1,496	27,377
Meritage Homes Corp.* (Home Builders)	1,632	22,407
Micros Systems, Inc.* (Computers)	4,488	76,431
Microsemi Corp.* (Semiconductors)	2,040	44,350
Midas, Inc.* (Commercial Services)	136	1,772
Mobile Mini, Inc.* (Storage/Warehousing)	1,088	18,278
Molina Healthcare, Inc.* (Healthcare - Services)	816	18,172
Monarch Casino & Resort, Inc.* (Lodging)	680	6,059
Moog, Inc. - Class A* (Aerospace/Defense)	1,224	42,987
Movado Group, Inc. (Retail)	408	6,206
MTS Systems Corp. (Computers)	544	17,669
Multimedia Games, Inc.* (Leisure Time)	680	2,054
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	408	14,129
Myers Industries, Inc. (Miscellaneous Manufacturing)	816	8,625
Nara Bancorp, Inc. (Banks)	1,224	13,464
NATCO Group, Inc. - Class A* (Oil & Gas Services)	544	11,500
National Financial Partners (Diversified Financial Services)	1,632	10,869
Natus Medical, Inc.* (Healthcare - Products)	816	12,485
NETGEAR, Inc.* (Telecommunications)	1,904	21,039
Network Equipment Technologies, Inc.* (Telecommunications)	544	1,485
NewMarket Corp. (Chemicals)	816	30,755
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	680	7,650
Nutri/System, Inc. (Commercial Services)	1,632	23,093
Odyssey Healthcare, Inc.* (Healthcare - Services)	816	7,825
Old Dominion Freight Line, Inc.* (Transportation)	952	28,884
Olympic Steel, Inc. (Iron/Steel)	272	6,218
Omnicell, Inc.* (Software)	816	8,960
optionsXpress Holdings, Inc. (Diversified Financial Services)	2,312	41,061
Orbital Sciences Corp.* (Aerospace/Defense)	3,264	66,879
P.F. Chang’s China Bistro, Inc.* (Retail)	1,360	27,826
Palomar Medical Technologies, Inc.* (Healthcare - Products)	952	10,891
Panera Bread Co. - Class A* (Retail)	1,632	73,636
Papa John’s International, Inc.* (Retail)	1,088	24,545
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	1,904	19,040
PAREXEL International Corp.* (Commercial Services)	1,224	12,730
Pediatrix Medical Group, Inc.* (Healthcare - Services)	2,584	99,872
Peet’s Coffee & Tea, Inc.* (Beverages)	272	6,109
Penn Virginia Corp. (Oil & Gas)	2,312	85,937
Perficient, Inc.* (Internet)	952	5,226
Pericom Semiconductor Corp.* (Semiconductors)	544	4,243
Perry Ellis International, Inc.* (Apparel)	272	2,663
PetMed Express, Inc.* (Pharmaceuticals)	1,360	24,018
Petroleum Development* (Oil & Gas)	816	16,899
PetroQuest Energy, Inc.* (Oil & Gas)	1,632	16,238
Pharmanet Development Group, Inc.* (Commercial Services)	1,088	1,741
PharMerica Corp.* (Pharmaceuticals)	1,632	33,505
Phase Forward, Inc.* (Software)	816	11,644
Phoenix Technologies, Ltd.* (Software)	544	2,404

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap Growth ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
Pioneer Drilling Co.* (Oil & Gas)	1,496	$11,579
Plexus Corp.* (Electronics)	816	15,227
Polaris Industries, Inc. (Leisure Time)	1,768	59,529
Pool Corp. (Distribution/Wholesale)	2,584	44,987
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	816	29,278
Pre-Paid Legal Services, Inc.* (Commercial Services)	408	16,108
PrivateBancorp, Inc. (Banks)	1,496	53,871
ProAssurance Corp.* (Insurance)	1,224	67,259
Progress Software Corp.* (Software)	1,360	31,198
Prosperity Bancshares, Inc. (Banks)	952	31,616
PSS World Medical, Inc.* (Healthcare - Products)	2,176	39,473
Quality Systems, Inc. (Software)	952	36,642
Quanex Building Products Corp. (Building Materials)	816	7,475
Quiksilver, Inc.* (Apparel)	4,896	12,681
Radiant Systems, Inc.* (Computers)	544	2,867
RadiSys Corp.* (Computers)	544	3,465
RC2 Corp.* (Toys/Games/Hobbies)	680	8,636
Red Robin Gourmet Burgers, Inc.* (Retail)	544	8,263
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,632	31,498
Rewards Network, Inc.* (Commercial Services)	816	3,101
RLI Corp. (Insurance)	544	31,220
Robbins & Myers, Inc. (Machinery - Diversified)	680	13,872
Rogers Corp.* (Electronics)	544	16,374
RTI International Metals, Inc.* (Mining)	544	8,590
Ruth’s Hospitality Group, Inc.* (Retail)	544	1,246
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	1,496	13,763
Sanderson Farms, Inc. (Food)	544	16,984
Savient Pharmaceuticals, Inc.* (Biotechnology)	1,088	5,179
ScanSource, Inc.* (Distribution/Wholesale)	1,496	29,681
SEACOR SMIT, Inc.* (Oil & Gas Services)	544	36,540
Secure Computing Corp.* (Internet)	3,128	17,704
Select Comfort Corp.* (Retail)	2,448	1,175
Shuffle Master, Inc.* (Entertainment)	2,856	11,024
SI International, Inc.* (Computers)	544	15,667
Signature Bank* (Banks)	952	31,016
Simpson Manufacturing Co., Inc. (Building Materials)	2,040	47,002
Skechers U.S.A., Inc. - Class A* (Apparel)	680	9,234
SkyWest, Inc. (Airlines)	1,904	29,341
Skyworks Solutions, Inc.* (Semiconductors)	2,584	18,424
Smith Micro Software, Inc.* (Software)	1,632	10,200
Sonic Corp.* (Retail)	3,264	34,925
Sonic Solutions* (Electronics)	1,496	3,052
Spartan Motors, Inc. (Auto Parts & Equipment)	680	3,121
SPSS, Inc.* (Software)	952	22,239
St. Mary Land & Exploration Co. (Oil & Gas)	3,400	84,626
Stage Stores, Inc. (Retail)	2,176	16,777
Stamps.com, Inc.* (Internet)	816	7,964
Standard Microsystems Corp.* (Semiconductors)	544	9,797
Standard Pacific Corp.* (Home Builders)	6,392	18,217
Stifel Financial Corp.* (Diversified Financial Services)	680	29,682
Stone Energy Corp.* (Oil & Gas)	816	24,757
Stratasys, Inc.* (Computers)	1,088	13,143
Sturm, Ruger & Co., Inc.* (Miscellaneous Manufacturing)	408	2,917
Sunrise Assisted Living, Inc.* (Healthcare - Services)	2,448	7,393
Superior Well Services, Inc.* (Oil & Gas Services)	816	13,668
Supertex, Inc.* (Semiconductors)	272	6,561
SurModics, Inc.* (Healthcare - Products)	816	21,624
Swift Energy Co.* (Oil & Gas)	1,088	34,903
Sykes Enterprises, Inc.* (Computers)	680	10,853
Symmetry Medical, Inc.* (Healthcare - Products)	1,224	15,814
Synaptics, Inc.* (Computers)	1,088	33,608
Take-Two Interactive Software, Inc. (Software)	2,312	27,420
Taleo Corp. - Class A* (Software)	1,496	20,645
Tekelec* (Telecommunications)	1,088	13,807
Teledyne Technologies, Inc.* (Aerospace/Defense)	1,904	86,765
Tetra Tech, Inc.* (Environmental Control)	1,224	26,916
TETRA Technologies, Inc.* (Oil & Gas Services)	2,720	18,931
Texas Industries, Inc. (Building Materials)	544	17,207
Texas Roadhouse, Inc. - Class A* (Retail)	1,768	12,411
The Andersons, Inc. (Agriculture)	408	10,865
The Buckle, Inc. (Retail)	612	16,120
The Children’s Place Retail Stores, Inc.* (Retail)	952	31,825
The Gymboree Corp.* (Apparel)	1,632	42,203
The Hain Celestial Group, Inc.* (Food)	1,088	25,285
The Knot, Inc.* (Internet)	816	5,630
The Men’s Wearhouse, Inc. (Retail)	1,632	24,953
The Navigators Group, Inc.* (Insurance)	408	20,608
THQ, Inc.* (Software)	2,040	15,198
Ticketmaster* (Commercial Services)	1,360	13,165
Toro Co. (Housewares)	2,040	68,626
Tower Group, Inc. (Insurance)	544	11,440
Tractor Supply Co.* (Retail)	1,768	73,478
TradeStation Group, Inc.* (Diversified Financial Services)	1,496	11,714
Triumph Group, Inc. (Aerospace/Defense)	408	17,895
True Religion Apparel, Inc.* (Apparel)	816	13,668
TrueBlue, Inc.* (Commercial Services)	1,224	10,196

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap Growth ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
TTM Technologies, Inc.* (Electronics)	1,088	$7,790
Tween Brands, Inc.* (Retail)	680	5,794
Tyler Technologies, Inc.* (Computers)	1,904	25,875
UCBH Holdings, Inc. (Banks)	6,120	32,314
UMB Financial Corp. (Banks)	544	24,660
United Natural Foods, Inc.* (Food)	2,312	51,650
United Online, Inc. (Internet)	4,488	33,211
Universal Electronics, Inc.* (Home Furnishings)	408	8,621
Universal Technical Institute, Inc.* (Commercial Services)	1,088	17,952
Valmont Industries, Inc. (Metal Fabricate/Hardware)	544	29,800
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	1,768	34,688
ViaSat, Inc.* (Telecommunications)	1,496	27,257
Vicor Corp. (Electrical Components & Equipment)	272	1,901
ViroPharma, Inc.* (Pharmaceuticals)	1,904	23,876
Volcom, Inc.* (Apparel)	816	10,551
Waste Connections, Inc.* (Environmental Control)	4,216	142,712
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	1,496	63,535
WD-40 Co. (Household Products/Wares)	408	11,873
Websense, Inc.* (Internet)	2,448	47,785
West Pharmaceutical Services, Inc. (Healthcare - Products)	816	32,575
Wilshire Bancorp, Inc. (Banks)	952	10,501
Winnebago Industries, Inc. (Home Builders)	1,088	6,463
Wintrust Financial Corp. (Banks)	544	13,926
WMS Industries, Inc.* (Leisure Time)	2,312	57,800
Wolverine World Wide, Inc. (Apparel)	1,632	38,352
Woodward Governor Co. (Electronics)	1,496	48,022
World Acceptance Corp.* (Diversified Financial Services)	952	17,593
World Fuel Services Corp. (Retail)	952	20,401
Wright Express Corp.* (Commercial Services)	2,176	29,789
Zenith National Insurance Corp. (Insurance)	2,040	67,034
Zep, Inc. (Chemicals)	544	11,451
Zoll Medical Corp.* (Healthcare - Products)	544	13,100
Zumiez, Inc.* (Retail)	952	9,292

TOTAL COMMON STOCKS (Cost $8,132,387)		8,620,280

	Principal Amount
Repurchase Agreements (1.4%)
Deutsche Bank, 0.13%, 11/3/08, dated 10/31/08, with a repurchase price of $52,001 (Collateralized by $52,000 U.S. Treasury Notes, 3.13%, 11/30/09, market value $52,886)	$52,000	52,000
HSBC, 0.13%, 11/3/08, dated 10/31/08, with a repurchase price of $47,001 (Collateralized by $49,000 Federal Home Loan Mortgage Corp., 1.98% ‡, 1/12/09, market value $48,807)	47,000	47,000
UBS, 0.06%, 11/3/08, dated 10/31/08, with a repurchase price of $18,000 (Collateralized by $19,000 Federal Home Loan Mortgage Corp., 1.98% ‡, 1/12/09, market value $18,925)	18,000	18,000

TOTAL REPURCHASE AGREEMENTS (Cost $117,000)		117,000

TOTAL INVESTMENT SECURITIES (Cost $8,249,387)—100.9%		8,737,280
Net other assets (liabilities) — (0.9)%		(77,258)

NET ASSETS — 100.0%		$8,660,022

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at October 31, 2008.

Small-Cap Growth ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2008:

Advertising	0.2%
Aerospace/Defense	4.2%
Agriculture	0.1%
Airlines	0.3%
Apparel	3.2%
Auto Parts & Equipment	0.1%
Banks	4.2%
Beverages	0.6%
Biotechnology	1.7%
Building Materials	0.9%
Chemicals	1.1%
Commercial Services	6.1%
Computers	3.6%
Cosmetics/Personal Care	1.0%
Distribution/Wholesale	2.0%
Diversified Financial Services	2.6%
Electric	0.2%
Electrical Components & Equipment	0.3%
Electronics	4.2%
Energy - Alternate Sources	0.3%
Entertainment	0.1%
Environmental Control	2.2%
Food	2.3%
Forest Products & Paper	0.3%
Hand/Machine Tools	0.2%

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap Growth ProFund	October 31, 2008
(unaudited)

Healthcare - Products	6.9%
Healthcare - Services	4.9%
Home Builders	0.6%
Home Furnishings	0.1%
Household Products/Wares	0.6%
Housewares	0.8%
Insurance	3.0%
Internet	2.9%
Iron/Steel	0.1%
Leisure Time	1.4%
Lodging	0.1%
Machinery - Construction & Mining	0.1%
Machinery - Diversified	1.2%
Media	NM
Metal Fabricate/Hardware	0.6%
Mining	0.6%
Miscellaneous Manufacturing	1.3%
Office Furnishings	0.1%
Oil & Gas	3.7%
Oil & Gas Services	2.8%
Pharmaceuticals	2.6%
REIT	0.5%
Real Estate	0.1%
Retail	8.4%
Semiconductors	1.7%
Software	5.2%
Storage/Warehousing	0.2%
Telecommunications	2.2%
Toys/Games/Hobbies	0.3%
Transportation	4.5%
Other**	0.5%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Europe 30 ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks † (92.3%)
ABB, Ltd. (Engineering & Construction)	8,804	$115,773
Alcatel-Lucent* (Telecommunications)	24,850	63,864
Alcon, Inc. (Healthcare - Products)	1,491	131,387
ArcelorMittal (Iron/Steel)	4,047	106,234
ASML Holding N.V. (Semiconductors)	6,035	105,914
AstraZeneca PLC (Pharmaceuticals)	3,834	162,792
BP Amoco PLC (Oil & Gas)	7,597	377,571
Chicago Bridge & Iron Co. N.V. (Engineering & Construction)	3,763	46,624
Credit Suisse Group (Diversified Financial Services)	4,899	183,223
DaimlerChrysler AG (Auto Manufacturers)	3,550	122,475
Deutsche Bank AG (Banks)	2,201	83,594
DryShips, Inc. (Transportation)	1,633	31,435
Elan Corp. PLC* (Pharmaceuticals)	6,319	48,214
GlaxoSmithKline PLC (Pharmaceuticals)	3,834	148,376
HSBC Holdings PLC (Banks)	5,893	347,687
Millicom International Cellular S.A. (Telecommunications)	1,491	59,640
Nokia OYJ (Telecommunications)	12,212	185,378
Novartis AG (Pharmaceuticals)	3,053	155,672
Rio Tinto PLC (Mining)	710	131,968
Royal Dutch Shell PLC - Class A (Oil & Gas)	7,455	416,063
Sanofi-Aventis (Pharmaceuticals)	5,112	161,641
SAP AG (Software)	5,254	185,624
Shire Pharmaceuticals Group PLC (Pharmaceuticals)	3,408	134,446
Siemens AG (Miscellaneous Manufacturing)	2,911	175,097
Telefonaktiebolaget LM Ericsson (Telecommunications)	8,520	60,236
Tenaris S.A. (Iron/Steel)	3,834	78,942
Total Fina S.A. (Oil & Gas)	6,035	334,580
UBS AG* (Diversified Financial Services)	8,733	147,588
Unilever N.V. (Food)	10,082	242,472
Vodafone Group PLC (Telecommunications)	14,200	273,634

TOTAL COMMON STOCKS (Cost $4,304,130)		4,818,144

	Principal Amount
Repurchase Agreements (4.0%)
Deutsche Bank, 0.13%, 11/3/08, dated 10/31/08, with a repurchase price of $95,001 (Collateralized by $97,000 Federal National Mortgage Association, 5.00%, 3/15/16, market value $97,736)	$95,000	95,000
HSBC, 0.13%, 11/3/08, dated 10/31/08, with a repurchase price of $84,001 (Collateralized by $95,000 Federal Home Loan Bank, 5.18%, 4/14/23, market value $87,194)	84,000	84,000
UBS, 0.06%, 11/3/08, dated 10/31/08, with a repurchase price of $31,000 (Collateralized by $32,000 Federal Home Loan Mortgage Corp., 1.98% ‡, 1/12/09, market value $31,874)	31,000	31,000

TOTAL REPURCHASE AGREEMENTS (Cost $210,000)		210,000

TOTAL INVESTMENT SECURITIES (Cost $4,514,130)—96.3%		5,028,144
Net other assets (liabilities) — 3.7%		191,597

NET ASSETS — 100.0%		$5,219,741

†	As of October 31, 2008, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at October 31, 2008.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring 12/19/08 (Underlying notional amount at value $388,400)	8	$8,016

Europe 30 ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2008:

Auto Manufacturers	2.4%
Banks	8.3%
Diversified Financial Services	6.3%
Engineering & Construction	3.1%
Food	4.7%
Healthcare - Products	2.5%
Iron/Steel	3.5%
Mining	2.5%
Miscellaneous Manufacturing	3.4%
Oil & Gas	21.6%
Pharmaceuticals	15.5%
Semiconductors	2.0%
Software	3.6%
Telecommunications	12.3%
Transportation	0.6%
Other**	7.7%

Europe 30 ProFund invested, as a percentage of net assets, in securities with exposure to the following countries, as of October 31, 2008:

Finland	3.6%
France	10.7%
Germany	10.8%
Greece	0.6%
Ireland	0.9%
Luxembourg(a)	4.7%
Netherlands	7.6%
Sweden	1.2%
Switzerland	14.1%
United Kingdom	38.1%
Other**	7.7%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed
(a)	Securities classified as Luxembourg have significant trading operations in other regions.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks (77.5%)
3M Co. (Miscellaneous Manufacturing)	5,200	$334,360
Abbott Laboratories (Pharmaceuticals)	11,440	630,916
Abercrombie & Fitch Co. - Class A (Retail)	640	18,534
Adobe Systems, Inc.* (Software)	3,960	105,494
Advanced Micro Devices, Inc.* (Semiconductors)	4,520	15,820
Aetna, Inc. (Healthcare - Services)	3,520	87,542
Affiliated Computer Services, Inc. - Class A* (Computers)	720	29,520
AFLAC, Inc. (Insurance)	3,520	155,866
Agilent Technologies, Inc.* (Electronics)	2,640	58,582
Air Products & Chemicals, Inc. (Chemicals)	1,560	90,683
AK Steel Holding Corp. (Iron/Steel)	840	11,693
Akamai Technologies, Inc.* (Internet)	1,240	17,831
Alcoa, Inc. (Mining)	6,040	69,520
Allegheny Energy, Inc. (Electric)	1,240	37,386
Allegheny Technologies, Inc. (Iron/Steel)	760	20,170
Allergan, Inc. (Pharmaceuticals)	2,280	90,448
Allied Waste Industries, Inc.* (Environmental Control)	2,520	26,258
Allstate Corp. (Insurance)	4,040	106,616
Altera Corp. (Semiconductors)	2,240	38,864
Altria Group, Inc. (Agriculture)	15,320	293,991
Amazon.com, Inc.* (Internet)	2,360	135,086
Ameren Corp. (Electric)	1,560	50,622
American Capital, Ltd. (Investment Companies)	1,520	21,356
American Electric Power, Inc. (Electric)	3,000	97,890
American Express Co. (Diversified Financial Services)	8,600	236,500
American International Group, Inc. (Insurance)	19,960	38,124
American Tower Corp.* (Telecommunications)	2,920	94,345
Ameriprise Financial, Inc. (Diversified Financial Services)	1,600	34,560
AmerisourceBergen Corp. (Pharmaceuticals)	1,160	36,273
Amgen, Inc.* (Biotechnology)	7,880	471,933
Amphenol Corp. - Class A (Electronics)	1,280	36,672
Anadarko Petroleum Corp. (Oil & Gas)	3,480	122,844
Analog Devices, Inc. (Semiconductors)	2,160	46,138
Anheuser-Busch Cos., Inc. (Beverages)	5,360	332,481
AON Corp. (Insurance)	2,080	87,984
Apache Corp. (Oil & Gas)	2,480	204,178
Apartment Investment and Management Co. - Class A (REIT)	675	9,875
Apollo Group, Inc. - Class A* (Commercial Services)	800	55,608
Apple Computer, Inc.* (Computers)	6,600	710,094
Applied Biosystems, Inc. (Electronics)	1,240	38,229
Applied Materials, Inc. (Semiconductors)	9,960	128,584
Archer-Daniels-Midland Co. (Agriculture)	4,800	99,504
Ashland, Inc. (Chemicals)	440	9,940
Assurant, Inc. (Insurance)	880	22,422
AT&T, Inc. (Telecommunications)	43,760	1,171,455
Autodesk, Inc.* (Software)	1,680	35,801
Automatic Data Processing, Inc. (Software)	3,800	132,810
AutoNation, Inc.* (Retail)	800	5,496
AutoZone, Inc.* (Retail)	320	40,733
Avalonbay Communities, Inc. (REIT)	560	39,771
Avery Dennison Corp. (Household Products/Wares)	800	28,016
Avon Products, Inc. (Cosmetics/Personal Care)	3,160	78,463
Baker Hughes, Inc. (Oil & Gas Services)	2,280	79,686
Ball Corp. (Packaging & Containers)	720	24,624
Bank of America Corp. (Banks)	36,120	873,020
Bank of New York Mellon Corp. (Banks)	8,520	277,752
Bard (C.R.), Inc. (Healthcare - Products)	720	63,540
Barr Pharmaceuticals, Inc.* (Pharmaceuticals)	800	51,408
Baxter International, Inc. (Healthcare - Products)	4,680	283,093
BB&T Corp. (Banks)	4,080	146,268
Becton, Dickinson & Co. (Healthcare - Products)	1,800	124,920
Bed Bath & Beyond, Inc.* (Retail)	1,920	49,478
Bemis Co., Inc. (Packaging & Containers)	760	18,878
Best Buy Co., Inc. (Retail)	2,520	67,561
Big Lots, Inc.* (Retail)	600	14,658
Biogen Idec, Inc.* (Biotechnology)	2,160	91,908
BJ Services Co. (Oil & Gas Services)	2,200	28,270
Black & Decker Corp. (Hand/Machine Tools)	440	22,273
BMC Software, Inc.* (Software)	1,400	36,148
Boeing Co. (Aerospace/Defense)	5,480	286,440
Boston Properties, Inc. (REIT)	880	62,374
Boston Scientific Corp.* (Healthcare - Products)	11,160	100,775
Bristol-Myers Squibb Co. (Pharmaceuticals)	14,720	302,496
Broadcom Corp. - Class A* (Semiconductors)	3,280	56,022
Brown-Forman Corp. (Beverages)	747	33,914
Burlington Northern Santa Fe Corp. (Transportation)	2,080	185,245
C.H. Robinson Worldwide, Inc. (Transportation)	1,280	66,278
CA, Inc. (Software)	2,920	51,976
Cabot Oil & Gas Corp. (Oil & Gas)	760	21,333
Cameron International Corp.* (Oil & Gas Services)	1,600	38,816
Campbell Soup Co. (Food)	1,560	59,202
Capital One Financial Corp. (Diversified Financial Services)	2,800	109,536
Cardinal Health, Inc. (Pharmaceuticals)	2,680	102,376

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
Carnival Corp. - Class AADR (Leisure Time)	3,240	$82,296
Caterpillar, Inc. (Machinery - Construction & Mining)	4,520	172,528
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	1,280	8,973
CBS Corp. - Class B (Media)	5,040	48,938
Celgene Corp.* (Biotechnology)	3,360	215,914
CenterPoint Energy, Inc. (Electric)	2,520	29,030
Centex Corp. (Home Builders)	920	11,270
CenturyTel, Inc. (Telecommunications)	760	19,084
CF Industries Holdings, Inc. (Chemicals)	400	25,676
Chesapeake Energy Corp. (Oil & Gas)	3,880	85,244
ChevronTexaco Corp. (Oil & Gas)	15,280	1,139,888
Chubb Corp. (Insurance)	2,680	138,878
Ciena Corp.* (Telecommunications)	680	6,535
CIGNA Corp. (Insurance)	2,040	33,252
Cincinnati Financial Corp. (Insurance)	1,200	31,188
Cintas Corp. (Textiles)	1,000	23,700
Cisco Systems, Inc.* (Telecommunications)	43,880	779,747
CIT Group, Inc. (Diversified Financial Services)	2,120	8,777
Citigroup, Inc. (Diversified Financial Services)	40,440	552,006
Citrix Systems, Inc.* (Software)	1,360	35,047
Clorox Co. (Household Products/Wares)	1,040	63,242
CME Group, Inc. (Diversified Financial Services)	480	135,432
CMS Energy Corp. (Electric)	1,680	17,220
Coach, Inc.* (Apparel)	2,520	51,912
Coca-Cola Co. (Beverages)	14,760	650,326
Coca-Cola Enterprises, Inc. (Beverages)	2,360	23,718
Cognizant Technology Solutions Corp.* (Computers)	2,160	41,472
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,760	235,978
Comcast Corp. - Special Class A (Media)	21,680	341,677
Comerica, Inc. (Banks)	1,120	30,901
Computer Sciences Corp.* (Computers)	1,120	33,779
Compuware Corp.* (Software)	1,880	11,994
ConAgra Foods, Inc. (Food)	3,360	58,531
ConocoPhillips (Oil & Gas)	11,280	586,786
CONSOL Energy, Inc. (Coal)	1,360	42,690
Consolidated Edison, Inc. (Electric)	2,040	88,373
Constellation Brands, Inc.* (Beverages)	1,440	18,058
Constellation Energy Group, Inc. (Electric)	1,320	31,957
Convergys Corp.* (Commercial Services)	920	7,075
Cooper Industries, Ltd. - Class AADR (Miscellaneous Manufacturing)	1,280	39,616
Corning, Inc. (Telecommunications)	11,720	126,928
Costco Wholesale Corp. (Retail)	3,240	184,712
Coventry Health Care, Inc.* (Healthcare - Services)	1,120	14,773
Covidien, Ltd.ADR (Healthcare - Products)	3,720	164,759
CSX Corp. (Transportation)	3,040	138,989
Cummins, Inc. (Machinery - Diversified)	1,520	39,292
CVS Corp. (Retail)	10,680	327,342
D.R. Horton, Inc. (Home Builders)	2,040	15,055
Danaher Corp. (Miscellaneous Manufacturing)	1,880	111,371
Darden Restaurants, Inc. (Retail)	1,040	23,057
DaVita, Inc.* (Healthcare - Services)	760	43,130
Dean Foods Co.* (Food)	1,120	24,483
Deere & Co. (Machinery - Diversified)	3,160	121,850
Dell, Inc.* (Computers)	12,960	157,464
Developers Diversified Realty Corp. (REIT)	880	11,590
Devon Energy Corp. (Oil & Gas)	3,280	265,221
DIRECTV Group, Inc.* (Media)	4,280	93,689
Discover Financial Services (Diversified Financial Services)	3,560	43,610
Dominion Resources, Inc. (Electric)	4,320	156,730
Dover Corp. (Miscellaneous Manufacturing)	1,400	44,478
Dr. Pepper Snapple Group, Inc.* (Beverages)	1,880	43,052
DTE Energy Co. (Electric)	1,200	42,360
Duke Energy Corp. (Electric)	9,400	153,972
Dynegy, Inc. - Class A* (Electric)	3,760	13,686
E* TRADE Financial Corp.* (Diversified Financial Services)	4,000	7,280
E.I. du Pont de Nemours & Co. (Chemicals)	6,720	215,040
Eastman Chemical Co. (Chemicals)	560	22,618
Eastman Kodak Co. (Miscellaneous Manufacturing)	2,160	19,829
Eaton Corp. (Miscellaneous Manufacturing)	1,240	55,304
eBay, Inc.* (Internet)	8,120	123,992
Ecolab, Inc. (Chemicals)	1,320	49,183
Edison International (Electric)	2,440	86,840
El Paso Corp. (Pipelines)	5,200	50,440
Electronic Arts, Inc.* (Software)	2,360	53,761
Eli Lilly & Co. (Pharmaceuticals)	7,440	251,621
Embarq Corp. (Telecommunications)	1,040	31,200
EMC Corp.* (Computers)	15,400	181,412
Emerson Electric Co. (Electrical Components & Equipment)	5,760	188,525
Ensco International, Inc. (Oil & Gas)	1,080	41,051
Entergy Corp. (Electric)	1,440	112,392
EOG Resources, Inc. (Oil & Gas)	1,840	148,893
Equifax, Inc. (Commercial Services)	960	25,037
Equity Residential Properties Trust (REIT)	2,000	69,860
Exelon Corp. (Electric)	4,880	264,691
Expedia, Inc.* (Internet)	1,560	14,836
Expeditors International of Washington, Inc. (Transportation)	1,600	52,240
Express Scripts, Inc.* (Pharmaceuticals)	1,840	111,522
Exxon Mobil Corp. (Oil & Gas)	38,600	2,861,032
Family Dollar Stores, Inc. (Retail)	1,040	27,986

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
Fastenal Co. (Distribution/Wholesale)	960	$38,650
Federated Investors, Inc. - Class B (Diversified Financial Services)	640	15,488
FedEx Corp. (Transportation)	2,320	151,658
Fidelity National Information Services, Inc. (Software)	1,400	21,126
Fifth Third Bancorp (Banks)	4,280	46,438
First Horizon National Corp. (Banks)	1,517	18,067
FirstEnergy Corp. (Electric)	2,280	118,925
Fiserv, Inc.* (Software)	1,200	40,032
Flowserve Corp. (Machinery - Diversified)	480	27,322
Fluor Corp. (Engineering & Construction)	1,320	52,708
Ford Motor Co.* (Auto Manufacturers)	16,800	36,792
Forest Laboratories, Inc.* (Pharmaceuticals)	2,280	52,964
Fortune Brands, Inc. (Household Products/Wares)	1,120	42,717
FPL Group, Inc. (Electric)	3,040	143,610
Franklin Resources, Inc. (Diversified Financial Services)	1,120	76,160
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	2,840	82,644
Frontier Communications Corp. (Telecommunications)	2,360	17,960
GameStop Corp. - Class A* (Retail)	1,200	32,868
Gannett Co., Inc. (Media)	1,680	18,480
General Dynamics Corp. (Aerospace/Defense)	2,960	178,547
General Electric Co. (Miscellaneous Manufacturing)	77,400	1,510,074
General Growth Properties, Inc. (REIT)	1,680	6,955
General Mills, Inc. (Food)	2,480	167,995
General Motors Corp. (Auto Manufacturers)	4,200	24,276
Genuine Parts Co. (Distribution/Wholesale)	1,200	47,220
Genworth Financial, Inc. - Class A (Diversified Financial Services)	3,200	15,488
Genzyme Corp.* (Biotechnology)	2,000	145,760
Gilead Sciences, Inc.* (Pharmaceuticals)	6,840	313,614
Goodrich Corp. (Aerospace/Defense)	920	33,635
Google, Inc. - Class A* (Internet)	1,760	632,474
H & R Block, Inc. (Commercial Services)	2,440	48,117
Halliburton Co. (Oil & Gas Services)	6,520	129,031
Harley-Davidson, Inc. (Leisure Time)	1,760	43,085
Harman International Industries, Inc. (Home Furnishings)	440	8,083
Harris Corp. (Telecommunications)	1,000	35,950
Hartford Financial Services Group, Inc. (Insurance)	2,240	23,117
Hasbro, Inc. (Toys/Games/Hobbies)	920	26,744
HCP, Inc. (REIT)	1,880	56,268
Heinz (H.J.) Co. (Food)	2,320	101,662
Hercules, Inc. (Chemicals)	840	14,120
Hess Corp. (Oil & Gas)	2,120	127,645
Hewlett-Packard Co. (Computers)	18,200	696,696
Home Depot, Inc. (Retail)	12,600	297,234
Honeywell International, Inc. (Miscellaneous Manufacturing)	5,520	168,084
Hospira, Inc.* (Pharmaceuticals)	1,200	33,384
Host Marriott Corp. (REIT)	3,840	39,706
Hudson City Bancorp, Inc. (Savings & Loans)	3,880	72,983
Humana, Inc.* (Healthcare - Services)	1,240	36,692
Huntington Bancshares, Inc. (Banks)	2,720	25,704
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	2,960	98,834
IMS Health, Inc. (Software)	1,360	19,502
Ingersoll-Rand Co. - Class AADR (Miscellaneous Manufacturing)	2,360	43,542
Integrys Energy Group, Inc. (Electric)	560	26,656
Intel Corp. (Semiconductors)	41,760	668,160
IntercontinentalExchange, Inc.* (Diversified Financial Services)	560	47,914
International Business Machines Corp. (Computers)	10,080	937,137
International Flavors & Fragrances, Inc. (Chemicals)	600	19,128
International Game Technology (Entertainment)	2,320	32,480
International Paper Co. (Forest Products & Paper)	3,160	54,415
Interpublic Group of Cos., Inc.* (Advertising)	3,520	18,269
Intuit, Inc.* (Software)	2,400	60,144
Intuitive Surgical, Inc.* (Healthcare - Products)	280	48,381
Invesco, Ltd.ADR (Diversified Financial Services)	2,880	42,941
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,360	60,520
J.C. Penney Co., Inc. (Retail)	1,640	39,229
J.P. Morgan Chase & Co. (Diversified Financial Services)	25,520	1,052,700
Jabil Circuit, Inc. (Electronics)	1,560	13,120
Jacobs Engineering Group, Inc.* (Engineering & Construction)	920	33,516
Janus Capital Group, Inc. (Diversified Financial Services)	1,200	14,088
JDS Uniphase Corp.* (Telecommunications)	1,600	8,736
Johnson & Johnson (Healthcare - Products)	20,760	1,273,418
Johnson Controls, Inc. (Auto Parts & Equipment)	4,400	78,012
Jones Apparel Group, Inc. (Apparel)	600	6,666
Juniper Networks, Inc.* (Telecommunications)	4,040	75,710
KB Home (Home Builders)	560	9,346
Kellogg Co. (Food)	1,880	94,790
KeyCorp (Banks)	3,680	45,006
Kimberly-Clark Corp. (Household Products/Wares)	3,080	188,773
Kimco Realty Corp. (REIT)	1,680	37,934
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,840	16,174
KLA -Tencor Corp. (Semiconductors)	1,280	29,760
Kohls Corp.* (Retail)	2,280	80,096
Kraft Foods, Inc. (Food)	11,280	328,699
Kroger Co. (Food)	4,880	134,005

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
L-3 Communications Holdings, Inc. (Aerospace/Defense)	920	$74,676
Laboratory Corp. of America Holdings* (Healthcare - Services)	840	51,652
Legg Mason, Inc. (Diversified Financial Services)	1,040	23,078
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,200	20,832
Lender Processing Services, Inc. (Diversified Financial Services)	544	12,550
Lennar Corp. - Class A (Home Builders)	1,040	8,050
Leucadia National Corp. (Holding Companies - Diversified)	1,320	35,429
Lexmark International, Inc. - Class A* (Computers)	640	16,531
Limited, Inc. (Retail)	2,120	25,398
Lincoln National Corp. (Insurance)	1,920	33,101
Linear Technology Corp. (Semiconductors)	1,640	37,195
Liz Claiborne, Inc. (Apparel)	720	5,868
Lockheed Martin Corp. (Aerospace/Defense)	2,480	210,924
Loews Corp. (Insurance)	2,680	89,003
Lorillard, Inc. (Agriculture)	1,280	84,301
Lowe’s Cos., Inc. (Retail)	10,880	236,096
LSI Logic Corp.* (Semiconductors)	4,800	18,480
M&T Bank Corp. (Banks)	560	45,416
Macy’s, Inc. (Retail)	3,120	38,345
Manitowoc Co. (Machinery - Diversified)	960	9,446
Marathon Oil Corp. (Oil & Gas)	5,240	152,484
Marriott International, Inc. - Class A (Lodging)	2,200	45,914
Marsh & McLennan Cos., Inc. (Insurance)	3,800	111,416
Marshall & Ilsley Corp. (Banks)	1,920	34,618
Masco Corp. (Building Materials)	2,680	27,202
Massey Energy Co. (Coal)	640	14,778
MasterCard, Inc. - Class A (Software)	520	76,866
Mattel, Inc. (Toys/Games/Hobbies)	2,680	40,254
MBIA, Inc. (Insurance)	1,440	14,155
McCormick & Co., Inc. (Food)	960	32,314
McDonald’s Corp. (Retail)	8,360	484,295
McGraw-Hill Cos., Inc. (Media)	2,360	63,342
McKesson Corp. (Commercial Services)	2,040	75,052
MeadWestvaco Corp. (Forest Products & Paper)	1,280	17,958
Medco Health Solutions, Inc.* (Pharmaceuticals)	3,760	142,692
Medtronic, Inc. (Healthcare - Products)	8,400	338,772
MEMC Electronic Materials, Inc.* (Semiconductors)	1,680	30,878
Merck & Co., Inc. (Pharmaceuticals)	15,920	492,724
Meredith Corp. (Media)	280	5,424
Merrill Lynch & Co., Inc. (Diversified Financial Services)	11,360	211,182
MetLife, Inc. (Insurance)	5,120	170,086
Microchip Technology, Inc. (Semiconductors)	1,360	33,497
Micron Technology, Inc.* (Semiconductors)	5,640	26,564
Microsoft Corp. (Software)	58,320	1,302,285
Millipore Corp.* (Biotechnology)	400	20,756
Molex, Inc. (Electrical Components & Equipment)	1,040	14,986
Molson Coors Brewing Co. - Class B (Beverages)	1,120	41,843
Monsanto Co. (Agriculture)	4,080	363,038
Monster Worldwide, Inc.* (Internet)	920	13,101
Moody’s Corp. (Commercial Services)	1,480	37,888
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	8,240	143,953
Motorola, Inc. (Telecommunications)	16,840	90,431
Murphy Oil Corp. (Oil & Gas)	1,400	70,896
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,280	19,540
Nabors Industries, Ltd.ADR* (Oil & Gas)	2,080	29,910
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	960	31,162
National City Corp. (Banks)	5,640	15,228
National Semiconductor Corp. (Semiconductors)	1,440	18,965
National-Oilwell Varco, Inc.* (Oil & Gas Services)	3,120	93,257
NetApp, Inc.* (Computers)	2,440	33,013
Newell Rubbermaid, Inc. (Housewares)	2,040	28,050
Newmont Mining Corp. (Mining)	3,400	89,556
News Corp. - Class A (Media)	17,040	181,306
Nicor, Inc. (Gas)	320	14,787
NIKE, Inc. - Class B (Apparel)	2,920	168,280
NiSource, Inc. (Electric)	2,040	26,438
Noble Corp.ADR (Oil & Gas)	2,000	64,420
Noble Energy, Inc. (Oil & Gas)	1,280	66,330
Nordstrom, Inc. (Retail)	1,200	21,708
Norfolk Southern Corp. (Transportation)	2,800	167,832
Nortel Networks Corp.ADR* (Telecommunications)	1,477	1,846
Northern Trust Corp. (Banks)	1,640	92,348
Northrop Grumman Corp. (Aerospace/Defense)	2,520	118,163
Novell, Inc.* (Software)	2,560	11,930
Novellus Systems, Inc.* (Semiconductors)	720	11,376
Nucor Corp. (Iron/Steel)	2,360	95,604
NVIDIA Corp.* (Semiconductors)	4,120	36,091
NYSE Euronext (Diversified Financial Services)	1,960	59,153
Occidental Petroleum Corp. (Oil & Gas)	6,080	337,683
Office Depot, Inc.* (Retail)	2,040	7,344
Omnicom Group, Inc. (Advertising)	2,360	69,714
Oracle Corp.* (Software)	29,120	532,605
PACCAR, Inc. (Auto Manufacturers)	2,680	78,363
Pactiv Corp.* (Packaging & Containers)	960	22,618
Pall Corp. (Miscellaneous Manufacturing)	880	23,241
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,240	48,075
Patriot Coal Corp.* (Coal)	518	8,200

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
Patterson Cos., Inc.* (Healthcare - Products)	680	$17,224
Paychex, Inc. (Commercial Services)	2,400	68,496
Peabody Energy Corp. (Coal)	2,040	70,400
Pepco Holdings, Inc. (Electric)	1,480	30,562
PepsiCo, Inc. (Beverages)	11,640	663,596
PerkinElmer, Inc. (Electronics)	880	15,787
Pfizer, Inc. (Pharmaceuticals)	50,080	886,917
PG&E Corp. (Electric)	2,680	98,276
Philip Morris International, Inc. (Commercial Services)	15,320	665,960
Pinnacle West Capital Corp. (Electric)	760	24,054
Pioneer Natural Resources Co. (Oil & Gas)	800	22,264
Pitney Bowes, Inc. (Office/Business Equipment)	1,560	38,657
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,280	47,718
PNC Financial Services Group (Banks)	2,560	170,675
Polo Ralph Lauren Corp. (Apparel)	440	20,755
PPG Industries, Inc. (Chemicals)	1,200	59,496
PPL Corp. (Electric)	2,800	91,896
Praxair, Inc. (Chemicals)	2,360	153,754
Precision Castparts Corp. (Metal Fabricate/Hardware)	1,040	67,402
Principal Financial Group, Inc. (Insurance)	1,920	36,461
Procter & Gamble Co. (Cosmetics/Personal Care)	22,560	1,456,022
Progress Energy, Inc. (Electric)	1,960	77,165
Progress Energy, Inc.CVO* (Electric)	987	0
Progressive Corp. (Insurance)	5,000	71,350
ProLogis (REIT)	1,960	27,440
Prudential Financial, Inc. (Insurance)	3,160	94,800
Public Service Enterprise Group, Inc. (Electric)	3,760	105,844
Public Storage, Inc. (REIT)	920	74,980
Pulte Homes, Inc. (Home Builders)	1,600	17,824
QLogic Corp.* (Semiconductors)	960	11,539
Qualcomm, Inc. (Telecommunications)	12,200	466,772
Quest Diagnostics, Inc. (Healthcare - Services)	1,160	54,288
Questar Corp. (Pipelines)	1,280	44,109
Qwest Communications International, Inc. (Telecommunications)	11,040	31,574
R.R. Donnelley & Sons Co. (Commercial Services)	1,560	25,849
RadioShack Corp. (Retail)	960	12,154
Range Resources Corp. (Oil & Gas)	1,160	48,975
Raytheon Co. (Aerospace/Defense)	3,080	157,419
Regions Financial Corp. (Banks)	5,160	57,224
Reynolds American, Inc. (Agriculture)	1,280	62,669
Robert Half International, Inc. (Commercial Services)	1,160	21,889
Rockwell Collins, Inc. (Aerospace/Defense)	1,200	44,676
Rockwell International Corp. (Machinery - Diversified)	1,080	29,884
Rohm & Haas Co. (Chemicals)	920	64,722
Rowan Cos., Inc. (Oil & Gas)	840	15,238
Ryder System, Inc. (Transportation)	400	15,848
Safeway, Inc. (Food)	3,240	68,915
Salesforce.com, Inc.* (Software)	760	23,530
SanDisk Corp.* (Computers)	1,680	14,935
Sara Lee Corp. (Food)	5,240	58,583
Schering-Plough Corp. (Pharmaceuticals)	12,080	175,039
Schlumberger, Ltd.ADR (Oil & Gas Services)	8,920	460,718
Scripps Networks Interactive - Class A (Entertainment)	680	19,312
Seagate Technology, Inc.*(a) (Computers)	2,565	0
Sealed Air Corp. (Packaging & Containers)	1,160	19,627
Sears Holdings Corp.* (Retail)	440	25,406
Sempra Energy (Gas)	1,840	78,366
Sherwin-Williams Co. (Chemicals)	720	40,975
Sigma-Aldrich Corp. (Chemicals)	920	40,351
Simon Property Group, Inc. (REIT)	1,680	112,610
SLM Corp.* (Diversified Financial Services)	3,480	37,132
Smith International, Inc. (Oil & Gas Services)	1,600	55,168
Snap-on, Inc. (Hand/Machine Tools)	440	16,258
Southern Co. (Electric)	5,720	196,425
Southwest Airlines Co. (Airlines)	5,440	64,083
Southwestern Energy Co.* (Oil & Gas)	2,560	91,187
Sovereign Bancorp, Inc.* (Savings & Loans)	4,040	11,716
Spectra Energy Corp. (Pipelines)	4,560	88,145
Sprint Nextel Corp. (Telecommunications)	21,200	66,356
St. Jude Medical, Inc.* (Healthcare - Products)	2,520	95,836
Staples, Inc. (Retail)	5,280	102,590
Starbucks Corp.* (Retail)	5,440	71,427
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,400	31,556
State Street Corp. (Banks)	3,200	138,720
Stryker Corp. (Healthcare - Products)	1,840	98,366
Sun Microsystems, Inc.* (Computers)	5,600	25,760
Sunoco, Inc. (Oil & Gas)	880	26,840
SunTrust Banks, Inc. (Banks)	2,640	105,970
SuperValu, Inc. (Food)	1,560	22,214
Symantec Corp.* (Internet)	6,240	78,499
Sysco Corp. (Food)	4,480	117,376
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,920	75,917
Target Corp. (Retail)	5,600	224,672
TECO Energy, Inc. (Electric)	1,600	18,464
Tellabs, Inc.* (Telecommunications)	2,960	12,550
Tenet Healthcare Corp.* (Healthcare - Services)	3,080	13,490
Teradata Corp.* (Computers)	1,320	20,315
Teradyne, Inc.* (Semiconductors)	1,240	6,324
Terex Corp.* (Machinery - Construction & Mining)	720	12,017
Tesoro Petroleum Corp. (Oil & Gas)	1,040	10,057
Texas Instruments, Inc. (Semiconductors)	9,720	190,123
Textron, Inc. (Miscellaneous Manufacturing)	1,840	32,568

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
The AES Corp.* (Electric)	5,000	$39,850
The Charles Schwab Corp. (Diversified Financial Services)	6,920	132,310
The Dow Chemical Co. (Chemicals)	6,880	183,490
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	840	30,274
The Gap, Inc. (Retail)	3,480	45,031
The Goldman Sachs Group, Inc. (Diversified Financial Services)	2,920	270,100
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,800	16,056
The Hershey Co. (Food)	1,240	46,178
The New York Times Co. - Class A (Media)	880	8,800
The Pepsi Bottling Group, Inc. (Beverages)	1,000	23,120
The Stanley Works (Hand/Machine Tools)	600	19,644
The Travelers Companies, Inc. (Insurance)	4,400	187,220
The Williams Cos., Inc. (Pipelines)	4,280	89,752
Thermo Electron Corp.* (Electronics)	3,120	126,672
Tiffany & Co. (Retail)	920	25,254
Time Warner, Inc. (Media)	26,600	268,394
Titanium Metals Corp. (Mining)	640	5,958
TJX Cos., Inc. (Retail)	3,120	83,491
Torchmark Corp. (Insurance)	640	26,733
Total System Services, Inc. (Software)	1,480	20,335
Transocean, Inc.ADR* (Oil & Gas)	2,360	194,299
Tyco Electronics, Ltd.ADR (Electronics)	3,520	68,429
Tyco International, Ltd.ADR (Miscellaneous Manufacturing)	3,520	88,986
Tyson Foods, Inc. - Class A (Food)	2,240	19,578
U.S. Bancorp (Banks)	12,960	386,338
Union Pacific Corp. (Transportation)	3,800	253,726
Unisys Corp.* (Computers)	2,680	4,074
United Parcel Service, Inc. - Class B (Transportation)	7,480	394,794
United States Steel Corp. (Iron/Steel)	880	32,454
United Technologies Corp. (Aerospace/Defense)	7,160	393,514
UnitedHealth Group, Inc. (Healthcare - Services)	9,040	214,519
UnumProvident Corp. (Insurance)	2,560	40,320
UST, Inc. (Agriculture)	1,080	72,997
V.F. Corp. (Apparel)	640	35,264
Valero Energy Corp. (Oil & Gas)	3,880	79,850
Varian Medical Systems, Inc.* (Healthcare - Products)	920	41,869
VeriSign, Inc.* (Internet)	1,440	30,528
Verizon Communications, Inc. (Telecommunications)	21,160	627,817
Viacom, Inc. - Class B* (Media)	4,600	93,012
Vornado Realty Trust (REIT)	1,000	70,550
Vulcan Materials Co. (Building Materials)	800	43,424
W.W. Grainger, Inc. (Distribution/Wholesale)	480	37,714
Wachovia Corp. (Banks)	16,040	102,816
Wal-Mart Stores, Inc. (Retail)	16,640	928,678
Walgreen Co. (Retail)	7,360	187,386
Walt Disney Co. (Media)	13,960	361,564
Washington Post Co. - Class B (Media)	40	17,072
Waste Management, Inc. (Environmental Control)	3,640	113,677
Waters Corp.* (Electronics)	720	31,536
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	760	19,889
Weatherford International, Ltd.ADR* (Oil & Gas Services)	5,040	85,075
WellPoint, Inc.* (Healthcare - Services)	3,800	147,706
Wells Fargo & Co. (Banks)	24,600	837,630
Western Union Co. (Commercial Services)	5,400	82,404
Weyerhaeuser Co. (Forest Products & Paper)	1,560	59,623
Whirlpool Corp. (Home Furnishings)	560	26,124
Whole Foods Market, Inc. (Food)	1,040	11,149
Windstream Corp. (Telecommunications)	3,280	24,633
Wisconsin Energy Corp. (Electric)	840	36,540
Wyeth (Pharmaceuticals)	9,920	319,226
Wyndham Worldwide Corp. (Lodging)	1,320	10,811
Xcel Energy, Inc. (Electric)	3,320	57,834
Xerox Corp. (Office/Business Equipment)	6,480	51,970
Xilinx, Inc. (Semiconductors)	2,040	37,577
XL Capital, Ltd. - Class AADR (Insurance)	2,320	22,504
XTO Energy, Inc. (Oil & Gas)	4,080	146,676
Yahoo!, Inc.* (Internet)	10,280	131,790
YUM! Brands, Inc. (Retail)	3,480	100,955
Zimmer Holdings, Inc.* (Healthcare - Products)	1,680	78,002
Zions Bancorp (Banks)	840	32,012

TOTAL COMMON STOCKS (Cost $49,369,468)		62,858,608

	Principal Amount
Repurchase Agreements (15.9%)
Deutsche Bank, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $5,867,064 (Collateralized by $5,940,000 Federal National Mortgage Association, 5.00%, 3/15/16, market value $5,985,078)	$5,867,000	5,867,000
HSBC, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $5,215,057 (Collateralized by $5,332,000 of various U.S. Government Agency Obligations, 2.58%‡-5.50%, 4/27/09-7/15/11, market value $5,320,335)	5,215,000	5,215,000

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	October 31, 2008
(unaudited)

	Principal Amount	Value
Repurchase Agreements, continued
UBS, 0.06%, 11/3/08+, dated 10/31/08, with a repurchase price of $1,874,009 (Collateralized by $1,920,000 Federal Home Loan Mortgage Corp., 1.98%‡, 1/12/09, market value $1,912,444)	$1,874,000	$1,874,000

TOTAL REPURCHASE AGREEMENTS (Cost $12,956,000)		12,956,000

TOTAL INVESTMENT SECURITIES (Cost $62,325,468)—93.4%		75,814,608
Net other assets (liabilities) — 6.6%		5,322,572

NET ASSETS — 100.0%		$81,137,180

*	Non-income producing security
(a)	Escrowed security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at October 31, 2008.
ADR	American Depositary Receipt
CVO	Contingent Value Obligation

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring 12/19/08 (Underlying notional amount at value $8,253,500)	170	$358,203
S&P 500 Futures Contract expiring 12/19/08 (Underlying notional amount at value $13,836,750)	57	(4,095,678)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the S&P 500 Index terminating on 11/28/08	$77,459,367	$2,138,028

UltraBull ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2008:

Advertising	0.1%
Aerospace/Defense	2.0%
Agriculture	1.3%
Airlines	0.1%
Apparel	0.3%
Auto Manufacturers	0.2%
Auto Parts & Equipment	0.1%
Banks	4.2%
Beverages	2.2%
Biotechnology	1.2%
Building Materials	0.1%
Chemicals	1.3%
Coal	0.2%
Commercial Services	1.4%
Computers	3.5%
Cosmetics/Personal Care	2.2%
Distribution/Wholesale	0.3%
Diversified Financial Services	4.3%
Electric	2.7%
Electrical Components & Equipment	0.2%
Electronics	0.6%
Engineering & Construction	0.1%
Entertainment	NM
Environmental Control	0.1%
Food	1.7%
Forest Products & Paper	0.3%
Gas	0.1%
Hand/Machine Tools	NM
Healthcare - Products	3.5%
Healthcare - Services	1.0%
Holding Companies - Diversified	NM
Home Builders	NM
Home Furnishings	NM
Household Products/Wares	0.4%
Housewares	NM
Insurance	1.7%
Internet	1.5%
Investment Companies	NM
Iron/Steel	0.1%
Leisure Time	0.2%
Lodging	0.1%
Machinery - Construction & Mining	0.2%
Machinery - Diversified	0.3%
Media	1.8%
Metal Fabricate/Hardware	0.1%
Mining	0.3%
Miscellaneous Manufacturing	3.4%
Office/Business Equipment	0.2%
Oil & Gas	8.6%
Oil & Gas Services	1.3%
Packaging & Containers	NM
Pharmaceuticals	4.9%
Pipelines	0.4%
REIT	0.9%
Real Estate	NM
Retail	4.6%
Savings & Loans	0.1%
Semiconductors	1.7%
Software	3.1%
Telecommunications	4.4%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.8%
Other**	22.5%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraMid-Cap ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks (63.8%)
3Com Corp.*(^) (Telecommunications)	7,536	$20,573
99 Cents Only Stores* (Retail)	942	11,492
ACI Worldwide, Inc.* (Software)	628	8,604
Acxiom Corp. (Software)	1,256	9,872
ADC Telecommunications, Inc.* (Telecommunications)	2,198	13,935
ADTRAN, Inc. (Telecommunications)	1,099	16,705
Advance Auto Parts, Inc. (Retail)	1,727	53,882
Advanced Medical Optics, Inc.* (Healthcare - Products)	942	5,812
Advent Software, Inc.* (Software)	314	5,884
Aeropostale, Inc.* (Retail)	1,256	30,408
Affiliated Managers Group, Inc.* (Diversified Financial Services)	785	36,408
Affymetrix, Inc.* (Biotechnology)	1,256	4,635
AGCO Corp.* (Machinery - Diversified)	1,727	54,435
AGL Resources, Inc. (Gas)	1,413	42,955
Airgas, Inc. (Chemicals)	1,570	60,225
AirTran Holdings, Inc.* (Airlines)	2,198	8,990
Alaska Air Group, Inc.* (Airlines)	628	15,512
Albemarle Corp. (Chemicals)	1,727	42,052
Alberto-Culver Co. (Cosmetics/Personal Care)	1,570	40,396
Alexander & Baldwin, Inc. (Transportation)	785	25,042
Alexandria Real Estate Equities, Inc. (REIT)	628	43,659
Alliance Data Systems Corp.* (Commercial Services)	1,256	63,001
Alliant Energy Corp. (Electric)	2,041	59,965
Alliant Techsystems, Inc.* (Aerospace/Defense)	628	51,747
AMB Property Corp. (REIT)	1,884	45,273
American Eagle Outfitters, Inc. (Retail)	3,925	43,646
American Financial Group, Inc. (Insurance)	1,413	32,117
American Greetings Corp. - Class A (Household Products/Wares)	942	11,003
AmeriCredit Corp.* (Diversified Financial Services)	2,198	12,880
Ametek, Inc. (Electrical Components & Equipment)	2,041	67,863
AnnTaylor Stores Corp.* (Retail)	1,099	13,814
ANSYS, Inc.* (Software)	1,727	49,444
Apollo Investment Corp. (Investment Companies)	2,669	35,177
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,256	38,082
Aqua America, Inc. (Water)	2,512	45,216
Arch Coal, Inc. (Coal)	2,669	57,143
Arrow Electronics, Inc.* (Electronics)	2,198	38,355
Arthur J. Gallagher & Co. (Insurance)	1,727	42,070
ArvinMeritor, Inc. (Auto Parts & Equipment)	1,413	8,365
Associated Banc-Corp (Banks)	2,355	51,951
Astoria Financial Corp. (Savings & Loans)	1,570	29,861
Atmel Corp.* (Semiconductors)	8,321	34,532
Avis Budget Group, Inc.* (Commercial Services)	1,884	3,090
Avnet, Inc.* (Electronics)	2,826	47,307
Avocent Corp.* (Internet)	785	11,791
BancorpSouth, Inc. (Banks)	1,413	34,294
Bank of Hawaii Corp. (Banks)	942	47,769
Barnes & Noble, Inc. (Retail)	628	11,857
BE Aerospace, Inc.* (Aerospace/Defense)	1,884	24,247
Beckman Coulter, Inc. (Healthcare - Products)	1,099	54,862
Belo Corp. - Class A (Media)	1,727	3,679
Bill Barrett Corp.* (Oil & Gas)	628	12,811
BJ’s Wholesale Club, Inc.* (Retail)	1,099	38,685
Black Hills Corp. (Electric)	785	19,821
Blyth, Inc. (Household Products/Wares)	471	4,051
Bob Evans Farms, Inc. (Retail)	628	13,113
Borders Group, Inc. (Retail)	1,099	3,726
BorgWarner, Inc. (Auto Parts & Equipment)	2,198	49,389
Boyd Gaming Corp. (Lodging)	1,099	7,473
BRE Properties, Inc. - Class A (REIT)	942	32,791
Brink’s Home Security Holdings, Inc.*(a) (Commercial Services)	50	1,088
Brinker International, Inc. (Retail)	1,884	17,521
Broadridge Financial Solutions, Inc. (Software)	2,669	32,295
Brown & Brown, Inc. (Insurance)	2,198	45,103
Cabot Corp. (Chemicals)	1,256	33,221
Cadence Design Systems, Inc.* (Computers)	4,867	19,809
Callaway Golf Co. (Leisure Time)	1,256	13,138
Camden Property Trust (REIT)	942	31,755
Career Education Corp.* (Commercial Services)	1,413	22,340
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,099	25,552
Carmax, Inc.* (Retail)	4,082	43,351
Carpenter Technology Corp. (Iron/Steel)	785	14,209
Cathay Bancorp, Inc. (Banks)	942	23,060
Cephalon, Inc.* (Pharmaceuticals)	1,256	90,080
Cerner Corp.* (Software)	1,256	46,761
Charles River Laboratories International, Inc.* (Biotechnology)	1,256	45,002
Cheesecake Factory, Inc.* (Retail)	1,256	11,053
Chemtura Corp. (Chemicals)	4,553	7,877
Chico’s FAS, Inc.* (Retail)	3,297	11,210
Chipotle Mexican Grill, Inc. - Class A* (Retail)	628	31,871
Church & Dwight, Inc. (Household Products/Wares)	1,256	74,217
Cimarex Energy Co. (Oil & Gas)	1,570	63,522
Cincinnati Bell, Inc.* (Telecommunications)	4,396	10,506
City National Corp. (Banks)	785	42,021
Clean Harbors, Inc.* (Environmental Control)	314	20,589
Cliffs Natural Resources, Inc. (Iron/Steel)	2,041	55,087
Coldwater Creek, Inc.* (Retail)	942	3,382
Collective Brands, Inc.* (Retail)	1,256	16,064
Commerce Bancshares, Inc. (Banks)	1,099	51,961
Commercial Metals Co. (Metal Fabricate/Hardware)	2,198	24,398

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraMid-Cap ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
Commscope, Inc.* (Telecommunications)	1,256	$18,476
Community Health Systems, Inc.* (Healthcare - Services)	1,727	35,403
Comstock Resources, Inc.* (Oil & Gas)	942	46,554
Con-way, Inc. (Transportation)	785	26,721
Copart, Inc.* (Retail)	1,256	43,834
Corinthian Colleges, Inc.* (Commercial Services)	1,570	22,420
Corn Products International, Inc. (Food)	1,413	34,364
Corrections Corp. of America* (Commercial Services)	2,355	45,004
Cousins Properties, Inc. (REIT)	785	11,367
Covance, Inc.* (Healthcare - Services)	1,256	62,800
Crane Co. (Miscellaneous Manufacturing)	942	15,421
Cree Research, Inc.* (Semiconductors)	1,727	33,901
Cullen/Frost Bankers, Inc. (Banks)	1,099	61,511
Cytec Industries, Inc. (Chemicals)	942	26,677
Deluxe Corp. (Commercial Services)	942	11,455
Denbury Resources, Inc.* (Oil & Gas)	4,710	59,864
DENTSPLY International, Inc. (Healthcare - Products)	2,826	85,854
DeVry, Inc. (Commercial Services)	1,099	62,302
Dick’s Sporting Goods, Inc.* (Retail)	1,570	24,052
Diebold, Inc. (Computers)	1,256	37,328
Digital River, Inc.* (Internet)	628	15,562
Dollar Tree, Inc.* (Retail)	1,727	65,661
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,413	49,667
DPL, Inc. (Electric)	2,198	50,136
DreamWorks Animation SKG, Inc. - Class A* (Entertainment)	1,570	44,117
DST Systems, Inc.* (Computers)	785	31,855
Duke-Weeks Realty Corp. (REIT)	2,826	39,875
Dun & Bradstreet Corp. (Software)	1,099	80,985
Dycom Industries, Inc.* (Engineering & Construction)	785	6,971
Eaton Vance Corp. (Diversified Financial Services)	2,198	48,356
Edwards Lifesciences Corp.* (Healthcare - Products)	1,099	58,071
Encore Acquisition Co.* (Oil & Gas)	942	29,343
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	2,198	40,663
Energen Corp. (Gas)	1,413	47,434
Energizer Holdings, Inc.* (Electrical Components & Equipment)	1,099	53,697
Equitable Resources, Inc. (Pipelines)	2,512	87,192
Equity One, Inc. (REIT)	628	10,971
Essex Property Trust, Inc. (REIT)	471	45,828
Everest Re Group, Ltd.ADR* (Insurance)	1,099	82,095
Exterran Holdings, Inc.* (Oil & Gas Services)	1,256	28,147
F5 Networks, Inc.* (Internet)	1,570	38,967
FactSet Research Systems, Inc. (Computers)	785	30,450
Fair Isaac Corp. (Software)	942	14,686
Fairchild Semiconductor International, Inc.* (Semiconductors)	2,355	13,376
Federal Realty Investment Trust (REIT)	1,099	67,336
Federal Signal Corp. (Miscellaneous Manufacturing)	942	8,016
Ferro Corp. (Chemicals)	785	12,152
Fidelity National Title Group, Inc. - Class A (Insurance)	3,925	35,364
First American Financial Corp. (Insurance)	1,727	35,248
First Niagara Financial Group, Inc. (Savings & Loans)	2,041	32,187
FirstMerit Corp. (Banks)	1,570	36,612
FLIR Systems, Inc.* (Electronics)	2,669	85,675
FMC Corp. (Chemicals)	1,413	61,522
FMC Technologies, Inc.* (Oil & Gas Services)	2,355	82,401
Foot Locker, Inc. (Retail)	2,983	43,611
Forest Oil Corp.* (Oil & Gas)	1,727	50,446
Foundry Networks, Inc.* (Telecommunications)	2,826	41,966
Frontier Oil Corp. (Oil & Gas)	1,884	24,888
Furniture Brands International, Inc. (Home Furnishings)	785	4,467
Gartner Group, Inc.* (Commercial Services)	1,099	20,222
GATX Corp. (Trucking & Leasing)	942	26,894
Gen-Probe, Inc.* (Healthcare - Products)	942	44,331
Gentex Corp. (Electronics)	2,669	25,596
Global Payments, Inc. (Software)	1,570	63,601
Graco, Inc. (Machinery - Diversified)	1,099	27,178
Granite Construction, Inc. (Engineering & Construction)	628	22,401
Great Plains Energy, Inc. (Electric)	2,198	42,729
Greif, Inc. - Class A (Packaging & Containers)	628	25,484
GUESS?, Inc. (Apparel)	1,099	23,925
Hanesbrands, Inc.* (Apparel)	1,727	30,171
Hanover Insurance Group, Inc. (Insurance)	942	36,973
Hansen Natural Corp.* (Beverages)	1,413	35,777
Harsco Corp. (Miscellaneous Manufacturing)	1,570	37,162
Harte-Hanks, Inc. (Advertising)	785	5,511
Hawaiian Electric Industries, Inc. (Electric)	1,570	41,793
HCC Insurance Holdings, Inc. (Insurance)	2,198	48,488
Health Care REIT, Inc. (REIT)	1,884	83,857
Health Management Associates, Inc. - Class A* (Healthcare - Services)	4,553	9,561
Health Net, Inc.* (Healthcare - Services)	2,041	26,288
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,727	18,237
Helmerich & Payne, Inc. (Oil & Gas)	2,041	70,027
Henry Schein, Inc.* (Healthcare - Products)	1,727	80,841
Herman Miller, Inc. (Office Furnishings)	1,099	24,178
Highwoods Properties, Inc. (REIT)	1,256	31,174

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraMid-Cap ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
Hill-Rom Holdings, Inc. (Healthcare - Products)	1,099	$25,013
HNI Corp. (Office Furnishings)	785	14,381
Hologic, Inc.* (Healthcare - Products)	4,867	59,572
Horace Mann Educators Corp. (Insurance)	785	6,249
Hormel Foods Corp. (Food)	1,256	35,495
Hospitality Properties Trust (REIT)	1,727	17,529
Hovnanian Enterprises, Inc. - Class A* (Home Builders)	942	4,041
Hubbell, Inc. - Class B (Electrical Components & Equipment)	1,099	39,421
IDACORP, Inc. (Electric)	785	20,928
IDEX Corp. (Machinery - Diversified)	1,570	36,393
IDEXX Laboratories, Inc.* (Healthcare - Products)	1,099	38,674
Imation Corp. (Computers)	628	7,737
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	3,140	41,856
Integrated Device Technology, Inc.* (Semiconductors)	3,140	19,970
International Rectifier Corp.* (Semiconductors)	1,413	21,817
International Speedway Corp. (Entertainment)	471	14,785
Intersil Corp. - Class A (Semiconductors)	2,355	32,240
Invitrogen Corp.* (Biotechnology)	1,727	49,720
ITT Educational Services, Inc.* (Commercial Services)	628	55,044
J. Crew Group, Inc.* (Retail)	942	19,076
J.B. Hunt Transport Services, Inc. (Transportation)	1,570	44,635
Jack Henry & Associates, Inc. (Computers)	1,570	29,846
Jefferies Group, Inc. (Diversified Financial Services)	2,198	34,794
JetBlue Airways Corp.* (Airlines)	3,454	19,170
JM Smucker Co. (Food)	1,099	48,971
John Wiley & Sons, Inc. (Media)	785	27,302
Jones Lang LaSalle, Inc. (Real Estate)	785	25,842
Joy Global, Inc. (Machinery - Construction & Mining)	2,041	59,148
Kansas City Southern Industries, Inc.* (Transportation)	1,727	53,312
KBR, Inc. (Engineering & Construction)	3,140	46,598
Kelly Services, Inc. - Class A (Commercial Services)	471	6,707
Kennametal, Inc. (Hand/Machine Tools)	1,413	29,984
Kindred Healthcare, Inc.* (Healthcare - Services)	628	9,100
Kinetic Concepts, Inc.* (Healthcare - Products)	1,099	26,607
Korn/Ferry International* (Commercial Services)	942	13,084
Lam Research Corp.* (Semiconductors)	2,355	52,658
Lamar Advertising Co.* (Advertising)	1,413	21,435
Lancaster Colony Corp. (Miscellaneous Manufacturing)	314	9,904
Lear Corp.* (Auto Parts & Equipment)	1,413	2,840
Lender Processing Services, Inc. (Diversified Financial Services)	1,570	36,220
Liberty Property Trust (REIT)	1,727	41,189
Life Time Fitness, Inc.* (Leisure Time)	628	11,957
LifePoint Hospitals, Inc.* (Healthcare - Services)	942	22,580
Lincare Holdings, Inc.* (Healthcare - Services)	1,413	37,233
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	785	33,873
Louisiana-Pacific Corp. (Forest Products & Paper)	1,727	8,290
Lubrizol Corp. (Chemicals)	1,256	47,200
M.D.C. Holdings, Inc. (Home Builders)	628	21,120
Mack-Cali Realty Corp. (REIT)	1,256	28,536
Macrovision Solutions Corp.* (Entertainment)	1,570	17,396
Manpower, Inc. (Commercial Services)	1,413	43,987
Martin Marietta Materials (Building Materials)	785	61,528
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	942	30,323
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	628	28,028
McAfee, Inc.* (Internet)	2,826	91,986
MDU Resources Group, Inc. (Electric)	3,454	62,897
Media General, Inc. - Class A (Media)	471	3,594
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	1,099	15,683
Mentor Graphics Corp.* (Computers)	1,727	12,676
Mercury General Corp. (Insurance)	628	32,260
Metavante Technologies, Inc.* (Software)	1,727	28,962
Mine Safety Appliances Co. (Environmental Control)	628	16,956
Minerals Technologies, Inc. (Chemicals)	314	17,823
Modine Manufacturing Co. (Auto Parts & Equipment)	628	4,647
Mohawk Industries, Inc.* (Textiles)	1,099	53,170
MPS Group, Inc.* (Commercial Services)	1,727	13,453
MSC Industrial Direct Co. - Class A (Retail)	785	28,150
National Fuel Gas Co. (Pipelines)	1,570	56,818
National Instruments Corp. (Computers)	1,099	27,915
Nationwide Health Properties, Inc. (REIT)	1,884	56,219
Navigant Consulting Co.* (Commercial Services)	942	15,232
NBTY, Inc.* (Pharmaceuticals)	942	22,015
NCR Corp.* (Computers)	3,140	57,399
Netflix, Inc.* (Internet)	785	19,437
NeuStar, Inc.* (Telecommunications)	1,413	27,836
New York Community Bancorp (Savings & Loans)	6,437	100,803

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraMid-Cap ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
Newfield Exploration Co.* (Oil & Gas)	2,512	$57,726
Nordson Corp. (Machinery - Diversified)	628	23,192
Northeast Utilities System (Electric)	2,983	67,296
NSTAR (Electric)	2,041	67,455
NVR, Inc.* (Home Builders)	157	76,963
O’Reilly Automotive, Inc.* (Retail)	2,512	68,100
Oceaneering International, Inc.* (Oil & Gas Services)	942	26,536
OGE Energy Corp. (Electric)	1,727	47,147
Old Republic International Corp. (Insurance)	4,396	40,487
Olin Corp. (Chemicals)	1,413	25,660
Omnicare, Inc. (Pharmaceuticals)	1,884	51,942
ONEOK, Inc. (Gas)	1,884	60,100
Oshkosh Truck Corp. (Auto Manufacturers)	1,413	10,824
Overseas Shipholding Group, Inc. (Transportation)	471	17,700
Pacific Sunwear of California, Inc.* (Retail)	1,256	4,296
Packaging Corp. of America (Packaging & Containers)	1,884	31,708
PacWest Bancorp (Banks)	471	11,770
Palm, Inc.* (Computers)	2,041	8,144
Parametric Technology Corp.* (Software)	2,198	28,552
Patriot Coal Corp.* (Coal)	1,256	19,882
Patterson-UTI Energy, Inc. (Oil & Gas)	2,983	39,584
PDL BioPharma, Inc. (Biotechnology)	2,198	21,431
Pentair, Inc. (Miscellaneous Manufacturing)	1,884	52,074
PepsiAmericas, Inc. (Beverages)	1,099	20,804
Perrigo Co. (Pharmaceuticals)	1,413	48,042
PetSmart, Inc. (Retail)	2,355	46,370
Pharmaceutical Product Development, Inc. (Commercial Services)	2,198	68,094
Philadelphia Consolidated Holding Corp.* (Insurance)	1,099	64,281
Phillips-Van Heusen Corp. (Apparel)	942	23,088
Plains Exploration & Production Co.* (Oil & Gas)	2,041	57,556
Plantronics, Inc. (Telecommunications)	942	13,602
PMI Group, Inc. (Insurance)	1,256	3,127
PNM Resources, Inc. (Electric)	1,570	15,308
Polycom, Inc.* (Telecommunications)	1,570	32,986
Potlatch Corp. (Forest Products & Paper)	785	26,070
Priceline.com, Inc.* (Internet)	785	41,315
Pride International, Inc.* (Oil & Gas)	3,297	61,951
Protective Life Corp. (Insurance)	1,256	10,488
Psychiatric Solutions, Inc.* (Healthcare - Services)	1,099	36,586
Puget Energy, Inc. (Electric)	2,512	58,856
Quanta Services, Inc.* (Commercial Services)	3,297	65,149
Quicksilver Resources, Inc.* (Oil & Gas)	2,198	23,013
Ralcorp Holdings, Inc.* (Food)	1,099	74,380
Raymond James Financial Corp. (Diversified Financial Services)	1,727	40,222
Rayonier, Inc. (Forest Products & Paper)	1,413	46,742
Realty Income Corp. (REIT)	1,884	43,558
Regency Centers Corp. (REIT)	1,256	49,562
Regis Corp. (Retail)	785	9,710
Reinsurance Group of America, Inc. - Class A (Insurance)	1,099	41,037
Reliance Steel & Aluminum Co. (Iron/Steel)	1,256	31,450
Rent-A-Center, Inc.* (Commercial Services)	1,256	18,338
Republic Services, Inc. (Environmental Control)	2,826	66,976
ResMed, Inc.* (Healthcare - Products)	1,413	48,409
RF Micro Devices, Inc.* (Telecommunications)	4,867	9,685
Rollins, Inc. (Commercial Services)	785	13,792
Roper Industries, Inc. (Miscellaneous Manufacturing)	1,727	78,319
Ross Stores, Inc. (Retail)	2,512	82,117
RPM, Inc. (Chemicals)	2,512	35,670
Ruddick Corp. (Food)	785	22,482
SAIC, Inc.* (Commercial Services)	3,611	66,695
Saks, Inc.* (Retail)	2,669	16,014
SCANA Corp. (Electric)	2,198	72,336
Scholastic Corp. (Media)	471	8,746
Scientific Games Corp. - Class A* (Entertainment)	1,256	22,608
SEI Investments Co. (Software)	2,512	44,412
Semtech Corp.* (Semiconductors)	1,099	13,320
Sensient Technologies Corp. (Chemicals)	942	23,767
Sepracor, Inc.* (Pharmaceuticals)	2,041	27,186
Service Corp. International (Commercial Services)	4,867	33,582
Shaw Group, Inc.* (Engineering & Construction)	1,570	28,087
Sierra Pacific Resources (Electric)	4,396	36,443
Silicon Laboratories, Inc.* (Semiconductors)	942	24,454
Smithfield Foods, Inc.* (Food)	2,198	23,123
Sonoco Products Co. (Packaging & Containers)	1,884	47,439
Sotheby’s (Commercial Services)	1,256	11,693
SPX Corp. (Miscellaneous Manufacturing)	942	36,493
SRA International, Inc. - Class A* (Computers)	785	14,507
StanCorp Financial Group, Inc. (Insurance)	942	32,103
Steel Dynamics, Inc. (Iron/Steel)	3,297	39,300
Stericycle, Inc.* (Environmental Control)	1,570	91,735
STERIS Corp. (Healthcare - Products)	1,099	37,410
Strayer Education, Inc. (Commercial Services)	314	71,049
Superior Energy Services, Inc.* (Oil & Gas Services)	1,570	33,472
SVB Financial Group* (Banks)	628	32,311
Sybase, Inc.* (Software)	1,570	41,809
Synopsys, Inc.* (Computers)	2,669	48,789

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraMid-Cap ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
Synovus Financial Corp. (Banks)	5,338	$55,142
TCF Financial Corp. (Banks)	2,198	38,993
Tech Data Corp.* (Distribution/Wholesale)	942	20,206
Techne Corp. (Healthcare - Products)	785	54,181
Teleflex, Inc. (Miscellaneous Manufacturing)	785	41,597
Telephone & Data Systems, Inc. (Telecommunications)	2,041	54,801
Temple-Inland, Inc. (Forest Products & Paper)	2,041	12,103
Terra Industries, Inc. (Chemicals)	1,727	37,977
The Brink’s Co. (Miscellaneous Manufacturing)	785	38,065
The Colonial BancGroup, Inc. (Banks)	3,768	15,411
The Corporate Executive Board Co. (Commercial Services)	628	18,733
The Macerich Co. (REIT)	1,413	41,570
The Ryland Group, Inc. (Home Builders)	785	14,750
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	785	20,504
The Timberland Co. - Class A* (Apparel)	942	11,398
The Warnaco Group, Inc.* (Apparel)	942	28,081
Thomas & Betts Corp.* (Electronics)	1,099	26,101
Thor Industries, Inc. (Home Builders)	628	11,241
Tidewater, Inc. (Oil & Gas Services)	942	41,081
Timken Co. (Metal Fabricate/Hardware)	1,570	24,932
Toll Brothers, Inc.* (Home Builders)	2,512	58,077
Tootsie Roll Industries, Inc. (Food)	471	11,714
Trimble Navigation, Ltd.* (Electronics)	2,198	45,213
Trinity Industries, Inc. (Miscellaneous Manufacturing)	1,570	26,502
Tupperware Corp. (Household Products/Wares)	1,099	27,805
UDR, Inc. (REIT)	2,355	46,535
UGI Corp. (Gas)	1,884	44,971
Under Armour, Inc. - Class A* (Retail)	628	16,328
Unit Corp.* (Oil & Gas)	942	35,363
United Rentals, Inc.* (Commercial Services)	1,099	11,265
United Therapeutics Corp.* (Pharmaceuticals)	471	41,085
Unitrin, Inc. (Insurance)	942	19,782
Universal Corp. (Agriculture)	471	18,647
Universal Health Services, Inc. - Class B (Healthcare - Services)	942	39,602
Urban Outfitters, Inc.* (Retail)	2,198	47,785
URS Corp.* (Engineering & Construction)	1,570	46,142
Valassis Communications, Inc.* (Commercial Services)	942	4,182
Valeant Pharmaceuticals International* (Pharmaceuticals)	1,727	32,416
Valspar Corp. (Chemicals)	1,884	38,528
ValueClick, Inc.* (Internet)	1,570	11,618
Varian, Inc.* (Electronics)	628	23,142
VCA Antech, Inc.* (Pharmaceuticals)	1,570	28,417
Vectren Corp. (Gas)	1,570	39,564
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,669	69,954
Vishay Intertechnology, Inc.* (Electronics)	3,454	14,887
W.R. Berkley Corp. (Insurance)	2,669	70,115
Wabtec Corp. (Machinery - Diversified)	942	37,454
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	1,570	22,796
Washington Federal, Inc. (Savings & Loans)	1,727	30,430
Webster Financial Corp. (Banks)	942	17,465
Weingarten Realty Investors (REIT)	1,413	28,896
WellCare Health Plans, Inc.* (Healthcare - Services)	785	18,973
Wendy’s/Arby’s Group, Inc. - Class A (Retail-Restaurants)	8,478	30,690
Werner Enterprises, Inc. (Transportation)	785	15,402
Westamerica Bancorp (Banks)	471	26,965
Westar Energy, Inc. (Electric)	2,041	39,779
Western Digital Corp.* (Computers)	4,082	67,353
WGL Holdings, Inc. (Gas)	942	30,323
Williams Sonoma, Inc. (Retail)	1,570	13,000
Wilmington Trust Corp. (Banks)	1,256	36,248
Wind River Systems, Inc.* (Software)	1,256	10,977
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,099	13,265
YRC Worldwide, Inc.* (Transportation)	1,099	5,033
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	1,256	25,421

TOTAL COMMON STOCKS (Cost $11,889,678)		13,606,315

	Principal Amount
Repurchase Agreements (27.4%)
Deutsche Bank, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $2,645,029 (Collateralized by $2,679,000 Federal National Mortgage Association, 5.00%, 3/15/16, market value $2,699,331)	$2,645,000	2,645,000
HSBC, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $2,350,025 (Collateralized by $2,431,000 of various U.S. Government Agency Obligations, 5.18%-5.50%, 7/15/11-4/14/23, market value $2,401,547)	2,350,000	2,350,000

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraMid-Cap ProFund	October 31, 2008
(unaudited)

	Principal Amount	Value
Repurchase Agreements, continued
UBS, 0.06%, 11/3/08+, dated 10/31/08, with a repurchase price of $847,004 (Collateralized by $869,000 Federal Home Loan Mortgage Corp., 1.98%‡, 1/12/09, market value $865,580)	$847,000	$847,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,842,000)		5,842,000

TOTAL INVESTMENT SECURITIES (Cost $17,731,678)—91.2%		19,448,315
Net other assets (liabilities) — 8.8%		1,881,148

NET ASSETS — 100.0%		$21,329,463

*	Non-income producing security
(a)	Represents a security purchased on a when-issued basis.
(^)	All or a portion of this security is designated on the UltraMid-Cap ProFund’s records as collateral for when-issued securities.
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at October 31, 2008.
ADR	American Depositary Receipt

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
S&P MidCap 400 Futures Contract expiring 12/19/08 (Underlying notional amount at value $13,324,500)	47	$(4,957,537)
Futures Contracts Sold
E-Mini S&P MidCap 400 Futures Contract expiring 12/19/08 (Underlying notional amount at value $2,268,000)	40	(182,286)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the S&P MidCap 400 Index terminating on 11/28/08	$11,929,614	$992,770
Equity Index Swap Agreement based on the S&P MidCap 400 Index terminating on 11/28/08	5,749,322	490,180

UltraMid-Cap ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2008:

Advertising	0.1%
Aerospace/Defense	0.3%
Agriculture	0.1%
Airlines	0.2%
Apparel	0.5%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.2%
Banks	2.9%
Beverages	0.3%
Biotechnology	0.8%
Building Materials	0.3%
Chemicals	2.3%
Coal	0.4%
Commercial Services	3.9%
Computers	1.7%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	0.3%
Diversified Financial Services	1.2%
Electric	3.3%
Electrical Components & Equipment	0.8%
Electronics	1.4%
Engineering & Construction	0.6%
Entertainment	0.5%
Environmental Control	0.9%
Food	1.2%
Forest Products & Paper	0.4%
Gas	1.2%
Hand/Machine Tools	0.3%
Healthcare - Products	3.0%
Healthcare - Services	1.4%
Home Builders	1.0%
Home Furnishings	NM
Household Products/Wares	0.6%
Insurance	3.0%
Internet	1.2%
Investment Companies	0.2%
Iron/Steel	0.7%
Leisure Time	0.2%
Lodging	NM
Machinery - Construction & Mining	0.3%
Machinery - Diversified	1.0%
Media	0.1%
Metal Fabricate/Hardware	0.3%
Miscellaneous Manufacturing	2.2%
Office Furnishings	0.2%
Oil & Gas	3.0%
Oil & Gas Services	1.1%
Packaging & Containers	0.4%
Pharmaceuticals	1.8%
Pipelines	0.7%
REIT	3.7%
Real Estate	0.1%
Retail	4.3%
Retail - Restaurants	0.1%
Savings & Loans	0.8%
Semiconductors	1.2%
Software	2.1%
Telecommunications	1.3%
Textiles	0.2%
Toys/Games/Hobbies	0.1%
Transportation	0.8%
Trucking & Leasing	0.1%
Water	0.2%
Other**	36.2%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks (72.8%)
A.M. Castle & Co. (Metal Fabricate/Hardware)	1,050	$12,779
AAR Corp.* (Aerospace/Defense)	1,750	27,983
Aaron Rents, Inc. (Commercial Services)	1,575	39,044
Abaxis, Inc.* (Healthcare - Products)	1,050	16,139
ABIOMED, Inc.* (Healthcare - Products)	1,925	28,067
AbitibiBowater, Inc.* (Forest Products & Paper)	2,100	4,095
ABM Industries, Inc. (Commercial Services)	1,925	31,435
Acadia Realty Trust (REIT)	2,625	47,434
ACI Worldwide, Inc.* (Software)	1,400	19,180
Acorda Therapeutics, Inc.* (Biotechnology)	1,400	28,560
Actel Corp.* (Semiconductors)	2,275	27,505
Actuant Corp. - Class A (Miscellaneous Manufacturing)	2,100	37,653
Acuity Brands, Inc. (Miscellaneous Manufacturing)	1,225	42,826
Acxiom Corp. (Software)	3,325	26,135
Administaff, Inc. (Commercial Services)	1,050	20,990
ADTRAN, Inc. (Telecommunications)	2,450	37,240
Aeropostale, Inc.* (Retail)	2,100	50,841
Affymetrix, Inc.* (Biotechnology)	2,975	10,978
Agilysys, Inc. (Computers)	2,625	10,553
Agree Realty Corp. (REIT)	1,575	31,610
Alaska Communications Systems Group, Inc. (Telecommunications)	3,500	32,690
Albany International Corp. - Class A (Machinery - Diversified)	1,575	22,932
Alexion Pharmaceuticals, Inc.* (Biotechnology)	2,450	99,837
Align Technology, Inc.* (Healthcare - Products)	2,800	19,404
Alkermes, Inc.* (Pharmaceuticals)	3,675	36,309
Alliance One International, Inc.* (Agriculture)	4,025	13,444
Allis-Chalmers Energy, Inc.* (Oil & Gas Services)	1,400	9,464
Allscripts Healthcare Solutions, Inc. (Software)	2,625	17,063
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	1,400	32,200
Alpharma, Inc. - Class A* (Pharmaceuticals)	1,750	54,792
Altra Holdings, Inc.* (Machinery - Diversified)	2,450	21,903
AMAG Pharmaceuticals, Inc.* (Biotechnology)	875	26,758
AMCOL International Corp. (Mining)	1,050	25,757
Amedisys, Inc.* (Healthcare - Services)	875	49,359
American Equity Investment Life Holding Co. (Insurance)	3,850	17,402
American Greetings Corp. - Class A (Household Products/Wares)	2,450	28,616
American Medical Systems Holdings, Inc.* (Healthcare - Products)	3,150	34,083
American Oriental Bioengineering, Inc.* (Biotechnology)	2,625	16,039
American Reprographics Co.* (Software)	1,925	20,482
American States Water Co. (Water)	1,750	59,867
American Superconductor Corp.* (Electrical Components & Equipment)	1,400	17,514
Amerigon, Inc.* (Auto Parts & Equipment)	2,800	13,440
AMERIGROUP Corp.* (Healthcare - Services)	1,750	43,750
Amerisafe, Inc.* (Insurance)	2,625	45,255
Amkor Technology, Inc.* (Semiconductors)	3,850	15,631
AMN Healthcare Services, Inc.* (Commercial Services)	2,275	20,452
ANADIGICS, Inc.* (Semiconductors)	2,975	5,236
AngioDynamics, Inc.* (Healthcare - Products)	1,575	19,845
Anixter International, Inc.* (Telecommunications)	875	29,409
Apogee Enterprises, Inc. (Building Materials)	1,400	13,804
Apollo Investment Corp. (Investment Companies)	5,600	73,808
Applied Industrial Technologies, Inc. (Machinery - Diversified)	1,575	31,799
Applied Micro Circuits Corp.* (Semiconductors)	4,375	22,356
Arbitron, Inc. (Commercial Services)	1,050	34,209
Arch Chemicals, Inc. (Chemicals)	1,050	29,789
Arena Resources, Inc.* (Oil & Gas)	1,050	32,004
Ares Capital Corp. (Investment Companies)	6,125	48,142
Argo Group International Holdings, Ltd.ADR* (Insurance)	1,575	50,242
Ariba, Inc.* (Internet)	3,325	35,577
Arkansas Best Corp. (Transportation)	1,050	30,649
Arris Group, Inc.* (Telecommunications)	4,550	31,440
ArthroCare Corp.* (Healthcare - Products)	875	18,183
ArvinMeritor, Inc. (Auto Parts & Equipment)	2,450	14,504
Asbury Automotive Group, Inc. (Retail)	2,800	9,100
Aspen Insurance Holdings, Ltd.ADR (Insurance)	3,150	72,324
Associated Estates Realty Corp. (REIT)	2,800	22,848
Assured Guaranty, Ltd.ADR (Insurance)	2,275	25,548
ATC Technology Corp.* (Auto Parts & Equipment)	1,400	30,702
Atheros Communications* (Telecommunications)	1,925	34,592
Atlas America, Inc. (Oil & Gas)	1,400	32,074
ATP Oil & Gas Corp.* (Oil & Gas)	875	10,535
Auxilium Pharmaceuticals, Inc.* (Healthcare - Products)	1,575	30,949
Avista Corp. (Electric)	4,025	79,936
Avocent Corp.* (Internet)	1,925	28,914

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
Baldor Electric Co. (Hand/Machine Tools)	1,575	$27,657
Bally Technologies, Inc.* (Entertainment)	1,750	38,762
Banco Latinoamericano de Exportaciones, S.A. - Class EADR (Banks)	2,450	26,044
Bank Mutual Corp. (Banks)	4,375	50,444
Barnes Group, Inc. (Miscellaneous Manufacturing)	1,750	25,393
Basic Energy Services, Inc.* (Oil & Gas Services)	1,400	19,152
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	2,800	38,304
Belden, Inc. (Electrical Components & Equipment)	1,400	29,176
Belo Corp. - Class A (Media)	5,250	11,183
Benchmark Electronics, Inc.* (Electronics)	2,800	33,572
Berry Petroleum Co. - Class A (Oil & Gas)	1,050	24,465
Bill Barrett Corp.* (Oil & Gas)	1,050	21,420
BioMed Realty Trust, Inc. (REIT)	2,625	36,881
Blackboard, Inc.* (Software)	1,050	25,704
Blount International, Inc.* (Machinery - Diversified)	2,800	24,332
Blue Coat Systems, Inc.* (Internet)	1,400	18,900
Bob Evans Farms, Inc. (Retail)	1,750	36,540
Borders Group, Inc. (Retail)	3,325	11,272
Bowne & Co., Inc. (Commercial Services)	2,100	16,359
BPZ Resources, Inc.* (Oil & Gas)	1,750	17,325
Brady Corp. - Class A (Electronics)	1,750	54,250
Briggs & Stratton Corp. (Machinery - Diversified)	2,800	44,128
Brigham Exploration Co.* (Oil & Gas)	1,750	13,720
Bronco Drilling Co., Inc.* (Oil & Gas)	2,800	21,616
Brookline Bancorp, Inc. (Savings & Loans)	5,425	63,472
Brooks Automation, Inc.* (Semiconductors)	4,025	27,571
Bruker Corp.* (Healthcare - Products)	2,100	8,589
Brunswick Corp. (Leisure Time)	3,675	12,752
Brush Engineered Materials, Inc.* (Mining)	1,050	12,884
Calgon Carbon Corp.* (Environmental Control)	1,750	23,310
California Pizza Kitchen, Inc.* (Retail)	2,800	27,356
California Water Service Group (Water)	1,750	65,730
Callaway Golf Co. (Leisure Time)	3,150	32,949
Callon Petroleum Co.* (Oil & Gas)	1,400	14,448
Cano Petroleum, Inc.* (Oil & Gas)	2,100	1,218
Capital Lease Funding, Inc. (REIT)	4,725	31,894
Capstead Mortgage Corp. (REIT)	2,450	24,623
Capstone Turbine Corp.* (Electrical Components & Equipment)	5,075	6,851
CARBO Ceramics, Inc. (Oil & Gas Services)	875	37,861
Carrizo Oil & Gas, Inc.* (Oil & Gas)	875	20,466
Carter’s, Inc.* (Apparel)	2,275	48,321
Casey’s General Stores, Inc. (Retail)	1,925	58,135
Cash America International, Inc. (Retail)	1,050	37,138
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	1,575	26,570
Cathay Bancorp, Inc. (Banks)	3,675	89,964
Cavium Networks, Inc.* (Semiconductors)	1,225	15,607
Cbeyond, Inc.* (Telecommunications)	1,400	16,828
Cedar Shopping Centers, Inc. (REIT)	5,250	50,190
Celera Corp.* (Biotechnology)	3,500	39,585
Centene Corp.* (Healthcare - Services)	1,575	29,673
Centennial Communications Corp.* (Telecommunications)	3,325	11,837
Central Pacific Financial Corp. (Banks)	2,975	46,410
Central Vermont Public Service Corp. (Electric)	1,750	34,842
Cenveo, Inc.* (Commercial Services)	2,450	11,834
Cepheid, Inc.* (Healthcare - Products)	1,925	22,850
Ceradyne, Inc.* (Miscellaneous Manufacturing)	1,050	24,675
Charlotte Russe Holding, Inc.* (Retail)	1,750	14,788
Charming Shoppes, Inc.* (Retail)	4,550	5,005
Chart Industries, Inc.* (Machinery - Diversified)	1,050	14,301
Chattem, Inc.* (Cosmetics/Personal Care)	700	52,969
Checkpoint Systems, Inc.* (Electronics)	1,750	22,068
Cheesecake Factory, Inc.* (Retail)	3,500	30,800
Chemed Corp. (Commercial Services)	875	38,316
Chesapeake Utilities Corp. (Oil & Gas Services)	1,575	49,203
Chico’s FAS, Inc.* (Retail)	5,075	17,255
Cirrus Logic, Inc.* (Semiconductors)	4,025	23,104
CKE Restaurants, Inc. (Retail)	3,150	26,744
Clarcor, Inc. (Miscellaneous Manufacturing)	1,750	61,932
Clean Harbors, Inc.* (Environmental Control)	525	34,424
Cleco Corp. (Electric)	2,800	64,428
Coeur d’Alene Mines Corp.* (Mining)	11,025	7,938
Cogdell Spencer, Inc. (REIT)	1,925	23,100
Cogent Communications Group, Inc.* (Internet)	1,925	9,202
Cogent, Inc.* (Electronics)	2,625	23,993
Cognex Corp. (Machinery - Diversified)	1,925	30,838
Coinstar, Inc.* (Commercial Services)	1,225	29,388
Collective Brands, Inc.* (Retail)	2,450	31,335
Colonial Properties Trust (REIT)	2,625	27,668
Comfort Systems USA, Inc. (Building Materials)	2,975	27,757
Community Bank System, Inc. (Banks)	2,450	61,127
Commvault Systems, Inc.* (Software)	1,925	20,598
Compass Minerals International, Inc. (Mining)	875	48,064
Complete Production Services, Inc.* (Oil & Gas Services)	1,750	21,683

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
comScore, Inc.* (Internet)	875	$10,675
Comstock Resources, Inc.* (Oil & Gas)	1,225	60,539
Comtech Telecommunications Corp.* (Telecommunications)	1,050	50,841
Conceptus, Inc.* (Healthcare - Products)	1,925	31,185
Concho Resources, Inc.* (Oil & Gas)	1,575	33,469
Concur Technologies, Inc.* (Software)	1,400	35,322
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	3,150	24,035
Corinthian Colleges, Inc.* (Commercial Services)	3,325	47,481
Corporate Office Properties Trust (REIT)	1,750	54,407
CoStar Group, Inc.* (Commercial Services)	875	31,517
Cox Radio, Inc. - Class A* (Media)	4,025	21,936
Crocs, Inc.* (Apparel)	3,325	8,346
Cross Country Healthcare, Inc.* (Commercial Services)	2,100	23,772
Crosstex Energy, Inc. (Oil & Gas)	1,575	16,081
CryoLife, Inc.* (Biotechnology)	2,275	30,485
CSG Systems International, Inc.* (Software)	2,625	43,654
CTS Corp. (Electronics)	3,675	25,688
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	2,275	57,762
Curtiss-Wright Corp. (Aerospace/Defense)	1,400	51,660
CV Therapeutics, Inc.* (Pharmaceuticals)	3,150	29,390
CVB Financial Corp. (Banks)	4,025	50,956
Cyberonics, Inc.* (Healthcare - Products)	1,575	20,066
CyberSource Corp.* (Internet)	2,275	27,641
Cypress Bioscience, Inc.* (Pharmaceuticals)	2,800	15,232
Daktronics, Inc. (Electronics)	1,400	13,944
Data Domain, Inc.* (Computers)	1,750	32,305
DCT Industrial Trust, Inc. (REIT)	6,125	30,196
DealerTrack Holdings, Inc.* (Internet)	1,925	20,655
Deckers Outdoor Corp.* (Apparel)	350	29,701
Delta Petroleum Corp.* (Oil & Gas)	2,100	19,740
Deluxe Corp. (Commercial Services)	2,100	25,536
DHT Maritime, Inc.ADR (Transportation)	3,675	19,331
Diamond Foods, Inc. (Food)	1,575	46,037
DiamondRock Hospitality Co. (REIT)	4,375	22,663
Digital River, Inc.* (Internet)	1,225	30,355
Dillards, Inc. - Class A (Retail)	2,275	12,126
Dime Community Bancshares, Inc. (Savings & Loans)	2,625	43,837
Diodes, Inc.* (Semiconductors)	1,225	12,103
Dionex Corp.* (Electronics)	700	37,681
Dollar Financial Corp.* (Commercial Services)	1,575	18,317
Dress Barn, Inc.* (Retail)	2,275	21,749
Drill-Quip, Inc.* (Oil & Gas Services)	875	21,613
DSP Group, Inc.* (Semiconductors)	2,975	18,743
DTS, Inc.* (Home Furnishings)	1,225	25,296
Dycom Industries, Inc.* (Engineering & Construction)	1,750	15,540
Dynamic Materials Corp. (Metal Fabricate/Hardware)	700	13,300
Eagle Bulk Shipping, Inc.ADR (Transportation)	1,750	17,448
EarthLink, Inc.* (Internet)	3,850	26,565
East West Bancorp, Inc. (Banks)	5,250	91,087
Eclipsys Corp.* (Software)	2,450	36,382
Education Realty Trust, Inc. (REIT)	4,375	18,594
eHealth, Inc.* (Insurance)	1,400	17,808
El Paso Electric Co.* (Electric)	2,975	55,097
Electronics for Imaging, Inc.* (Computers)	2,800	29,680
EMCOR Group, Inc.* (Engineering & Construction)	2,275	40,427
EMCORE Corp.* (Semiconductors)	3,500	12,460
Empire District Electric Co. (Electric)	4,725	90,767
Emulex Corp.* (Semiconductors)	3,325	31,587
Encore Wire Corp. (Electrical Components & Equipment)	1,400	26,838
Energy Conversion Devices, Inc.* (Electrical Components & Equipment)	1,225	41,821
Energy Partners, Ltd.* (Oil & Gas)	2,275	9,828
EnerSys* (Electrical Components & Equipment)	1,225	16,195
ENGlobal Corp.* (Commercial Services)	1,925	8,451
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	1,050	23,321
Entegris, Inc.* (Semiconductors)	5,425	14,593
Enzon Pharmaceuticals, Inc.* (Biotechnology)	4,550	22,614
Epicor Software Corp.* (Software)	3,850	27,143
EPIQ Systems, Inc.* (Software)	2,800	38,052
eResearchTechnology, Inc.* (Internet)	2,100	13,566
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	875	30,188
ESSA Bancorp, Inc. (Banks)	4,375	60,637
Esterline Technologies Corp.* (Aerospace/Defense)	1,050	37,852
Euronet Worldwide, Inc.* (Commercial Services)	2,275	27,118
ev3, Inc.* (Healthcare - Products)	3,500	22,645
Evercore Partners, Inc. - Class A (Diversified Financial Services)	2,275	27,687
Evergreen Solar, Inc.* (Energy - Alternate Sources)	3,500	13,265
Exar Corp.* (Semiconductors)	4,200	28,056
EXCO Resources, Inc.* (Oil & Gas)	2,275	20,907
Exelixis, Inc.* (Biotechnology)	5,600	19,264
Exide Technologies* (Electrical Components & Equipment)	2,275	10,806
Extra Space Storage, Inc. (REIT)	3,675	42,299
EZCORP, Inc. - Class A* (Retail)	2,625	41,580
Fair Isaac Corp. (Software)	1,925	30,011
FairPoint Communications, Inc. (Telecommunications)	4,025	16,020
FalconStor Software, Inc.* (Software)	3,325	10,008
FCStone Group, Inc.* (Diversified Financial Services)	875	5,206
Federal Signal Corp. (Miscellaneous Manufacturing)	3,150	26,807

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
FEI Co.* (Electronics)	1,750	$36,767
FelCor Lodging Trust, Inc. (REIT)	4,375	13,169
Ferro Corp. (Chemicals)	2,275	35,217
Financial Federal Corp. (Diversified Financial Services)	1,575	36,461
First BanCorp (Banks)	3,675	37,558
First Midwest Bancorp, Inc. (Banks)	2,800	62,188
First Niagara Financial Group, Inc. (Savings & Loans)	5,425	85,552
First Potomac Realty Trust (REIT)	3,500	42,980
FirstMerit Corp. (Banks)	4,025	93,863
Flotek Industries, Inc.* (Miscellaneous Manufacturing)	1,050	5,198
Flow International Corp.* (Machinery - Diversified)	2,800	10,752
Flowers Foods, Inc. (Food)	2,800	83,020
Forestar Real Estate Group, Inc.* (Real Estate)	1,575	13,781
FormFactor, Inc.* (Semiconductors)	2,100	36,582
Forward Air Corp. (Transportation)	1,400	36,638
Fossil, Inc.* (Household Products/Wares)	1,750	31,762
Foundry Networks, Inc.* (Telecommunications)	5,250	77,962
Fred’s, Inc. (Retail)	2,975	36,444
Fresh Del Monte Produce, Inc.ADR* (Food)	1,575	33,248
Fuel Systems Solutions, Inc.* (Auto Parts & Equipment)	525	14,936
FuelCell Energy, Inc.* (Energy - Alternate Sources)	4,375	20,913
Fuller (H.B.) Co. (Chemicals)	1,925	34,015
Gartner Group, Inc.* (Commercial Services)	2,100	38,640
Gaylord Entertainment Co.* (Lodging)	1,925	41,214
Genco Shipping & Trading, Ltd.ADR (Transportation)	525	10,946
Genesco, Inc. (Retail)	1,050	26,051
Genesee & Wyoming, Inc. - Class A* (Transportation)	1,225	40,854
GeoEye, Inc.* (Telecommunications)	1,400	30,296
GFI Group, Inc. (Diversified Financial Services)	3,150	10,112
Gibraltar Industries, Inc. (Iron/Steel)	1,575	20,869
Glacier Bancorp, Inc. (Banks)	2,975	60,006
Gladstone Investment Corp. (Diversified Financial Services)	3,500	19,495
Glatfelter (Forest Products & Paper)	3,675	37,889
Glimcher Realty Trust (REIT)	3,325	17,423
Global Crossing, Ltd.ADR* (Telecommunications)	1,575	10,490
GMX Resources, Inc.* (Oil & Gas)	525	19,819
Golar LNG, Ltd.ADR (Transportation)	2,625	17,955
Goodrich Petroleum Corp.* (Oil & Gas)	700	19,432
GrafTech International, Ltd.* (Electrical Components & Equipment)	3,150	25,547
Granite Construction, Inc. (Engineering & Construction)	1,050	37,453
Green Mountain Coffee Roasters, Inc.* (Beverages)	875	25,366
Grey Wolf, Inc.* (Oil & Gas)	5,075	32,581
Griffon Corp.* (Miscellaneous Manufacturing)	3,325	28,063
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	1,925	32,070
Hanmi Financial Corp. (Banks)	8,050	32,200
Harmonic, Inc.* (Telecommunications)	4,025	28,618
Harvest Natural Resources, Inc.* (Oil & Gas)	2,800	23,772
Headwaters, Inc.* (Energy - Alternate Sources)	2,450	25,970
HEALTHSOUTH Corp.* (Healthcare - Services)	2,975	37,306
Healthways, Inc.* (Healthcare - Services)	1,225	12,373
Heartland Express, Inc. (Transportation)	3,675	56,374
Hecla Mining Co.* (Mining)	5,075	12,637
HEICO Corp. (Aerospace/Defense)	1,225	47,126
Heidrick & Struggles International, Inc. (Commercial Services)	875	21,114
Helen of Troy, Ltd.ADR* (Household Products/Wares)	2,275	40,927
Hercules Technology Growth Capital, Inc. (Investment Companies)	4,200	36,456
Hercules, Inc. (Chemicals)	3,850	64,718
Herman Miller, Inc. (Office Furnishings)	2,275	50,050
Hexcel Corp.* (Aerospace/Defense Equipment)	3,325	43,890
Hibbett Sports, Inc.* (Retail)	1,750	31,167
Highwoods Properties, Inc. (REIT)	2,275	56,465
Hilltop Holdings, Inc.* (Real Estate)	4,375	41,125
HMS Holdings Corp.* (Commercial Services)	1,225	30,343
Horace Mann Educators Corp. (Insurance)	3,675	29,253
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	875	20,825
Hot Topic, Inc.* (Retail)	4,025	26,082
Hub Group, Inc. - Class A* (Transportation)	1,400	44,030
Human Genome Sciences, Inc.* (Biotechnology)	5,425	17,523
Huron Consulting Group, Inc.* (Commercial Services)	700	38,059
Hutchinson Technology, Inc.* (Computers)	2,625	17,955
Iconix Brand Group, Inc.* (Apparel)	2,625	28,586
II-VI, Inc.* (Electronics)	1,050	29,495
IKON Office Solutions, Inc. (Office/Business Equipment)	3,150	54,274
Immersion Corp.* (Computers)	2,275	11,785
Immucor, Inc.* (Healthcare - Products)	2,450	65,047
Incyte Genomics, Inc.* (Biotechnology)	3,325	13,799
Independent Bank Corp. (Banks)	1,750	50,347
Infinera Corp.* (Telecommunications)	3,675	28,592
Informatica Corp.* (Software)	3,500	49,175
Infospace, Inc. (Internet)	2,625	22,496
Inland Real Estate Corp. (REIT)	4,200	48,132
Innerworkings, Inc.* (Software)	2,800	19,460
Insight Enterprises, Inc.* (Retail)	2,450	23,839

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	2,100	$28,203
Insteel Industries, Inc. (Miscellaneous Manufacturing)	1,575	16,160
Insulet Corp.* (Healthcare - Products)	1,575	8,820
Integra LifeSciences Holdings* (Biotechnology)	1,050	39,417
Interactive Brokers Group, Inc. - Class A* (Diversified Financial Services)	1,400	29,918
InterDigital, Inc.* (Telecommunications)	1,925	41,926
Interface, Inc. - Class A (Office Furnishings)	2,450	17,273
Interline Brands, Inc.* (Building Materials)	2,275	24,206
Intermec, Inc.* (Machinery - Diversified)	1,925	24,967
InterMune, Inc.* (Biotechnology)	1,750	25,778
International Coal Group, Inc.* (Coal)	4,200	19,656
International Shipholding Corp.* (Transportation)	1,400	34,426
Interwoven, Inc.* (Internet)	2,450	30,894
Intevac, Inc.* (Machinery - Diversified)	1,750	13,615
Invacare Corp. (Healthcare - Products)	1,925	35,016
inVentiv Health, Inc.* (Advertising)	1,400	13,258
Investors Real Estate Trust (REIT)	5,250	51,870
ION Geophysical Corp.* (Oil & Gas Services)	2,975	19,516
Iowa Telecommunications Services, Inc. (Telecommunications)	2,975	44,982
IPC Holdings, Ltd.ADR (Insurance)	2,625	72,476
iPCS, Inc.* (Telecommunications)	1,050	17,136
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	3,325	46,749
Isle of Capri Casinos, Inc.* (Entertainment)	3,500	17,815
ITC Holdings Corp. (Electric)	1,575	63,913
J. Crew Group, Inc.* (Retail)	1,400	28,350
j2 Global Communications, Inc.* (Internet)	1,575	25,389
Jack Henry & Associates, Inc. (Computers)	3,150	59,881
Jack in the Box, Inc.* (Retail)	2,100	42,210
Jackson Hewitt Tax Service, Inc. (Commercial Services)	1,575	21,704
James River Coal Co.* (Coal)	700	13,454
Jo-Ann Stores, Inc.* (Retail)	1,225	23,471
Kaydon Corp. (Metal Fabricate/Hardware)	1,050	35,080
Kayne Anderson Energy Development Fund (Investment Companies)	2,100	31,059
Kendle International, Inc.* (Commercial Services)	875	15,811
Kenexa Corp.* (Commercial Services)	1,575	14,033
Kindred Healthcare, Inc.* (Healthcare - Services)	1,050	15,215
Knight Capital Group, Inc. - Class A* (Diversified Financial Services)	3,500	50,610
Knight Transportation, Inc. (Transportation)	2,625	41,737
Knoll, Inc. (Office Furnishings)	2,450	35,427
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	700	16,653
Korn/Ferry International* (Commercial Services)	2,100	29,169
L-1 Identity Solutions, Inc.* (Electronics)	2,625	21,525
Laclede Group, Inc. (Gas)	2,100	109,872
Lance, Inc. (Food)	2,100	43,449
Landec Corp.* (Chemicals)	4,200	39,270
Landry’s Restaurants, Inc. (Retail)	2,275	28,551
LaSalle Hotel Properties (REIT)	1,750	24,640
Lawson Software, Inc.* (Software)	4,725	25,137
Layne Christensen Co.* (Engineering & Construction)	700	18,396
Leapfrog Enterprises, Inc.* (Toys/Games/Hobbies)	2,975	20,081
Lear Corp.* (Auto Parts & Equipment)	2,100	4,221
Lexington Corporate Properties Trust (REIT)	4,200	33,726
Libbey, Inc. (Housewares)	2,450	8,967
Life Time Fitness, Inc.* (Leisure Time)	1,225	23,324
Lindsay Manufacturing Co. (Machinery - Diversified)	350	16,653
Live Nation, Inc.* (Commercial Services)	2,975	33,469
Louisiana-Pacific Corp. (Forest Products & Paper)	4,200	20,160
Luby’s, Inc.* (Retail)	5,075	24,563
Lufkin Industries, Inc. (Oil & Gas Services)	525	27,468
Luminex Corp.* (Healthcare - Products)	1,575	29,374
Macrovision Solutions Corp.* (Entertainment)	3,150	34,902
Magellan Health Services, Inc.* (Healthcare - Services)	1,750	64,645
Magma Design Automation, Inc.* (Electronics)	3,500	9,135
Maguire Properties, Inc. (REIT)	2,100	7,455
Maidenform Brands, Inc.* (Apparel)	1,750	19,215
Manhattan Associates, Inc.* (Computers)	1,575	26,476
Martek Biosciences Corp. (Biotechnology)	1,225	36,542
Martha Stewart Living Omnimedia, Inc. - Class A* (Media)	2,625	13,729
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	1,925	61,966
Masimo Corp.* (Healthcare - Products)	1,750	55,982
MasTec, Inc.* (Telecommunications)	2,275	19,838
Matrix Service Co.* (Oil & Gas Services)	1,050	12,863
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	1,050	46,861
Max Capital Group, Ltd.ADR (Insurance)	3,500	55,825
MAXIMUS, Inc. (Commercial Services)	1,225	39,126

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
McMoRan Exploration Co.* (Oil & Gas)	1,575	$22,349
Medarex, Inc.* (Pharmaceuticals)	5,425	38,138
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	2,100	29,967
Mentor Graphics Corp.* (Computers)	3,325	24,406
MercadoLibre, Inc.* (Commercial Services)	700	9,569
Meridian Bioscience, Inc. (Healthcare - Products)	1,575	38,713
Merit Medical Systems, Inc.* (Healthcare - Products)	2,100	38,430
Meritage Homes Corp.* (Home Builders)	1,225	16,819
Micros Systems, Inc.* (Computers)	2,800	47,684
Microsemi Corp.* (Semiconductors)	2,800	60,872
Micrus Endovascular Corp.* (Healthcare - Products)	2,100	24,780
Minerals Technologies, Inc. (Chemicals)	700	39,732
Mitcham Industries, Inc.* (Commercial Services)	1,750	9,555
MKS Instruments, Inc.* (Semiconductors)	2,100	38,955
Mobile Mini, Inc.* (Storage/Warehousing)	1,575	26,460
Modine Manufacturing Co. (Auto Parts & Equipment)	1,925	14,245
ModusLink Global Solutions, Inc.* (Internet)	2,100	11,676
Momenta Pharmaceuticals, Inc.* (Biotechnology)	1,400	12,754
Monarch Casino & Resort, Inc.* (Lodging)	2,625	23,389
Monolithic Power Systems, Inc.* (Semiconductors)	1,400	23,786
Montpelier Re Holdings, Ltd.ADR (Insurance)	4,375	62,606
MPS Group, Inc.* (Commercial Services)	4,025	31,355
MSC.Software Corp.* (Software)	3,150	27,090
Mueller Industries, Inc. (Metal Fabricate/Hardware)	1,400	32,018
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	4,375	30,625
MVC Capital, Inc. (Investment Companies)	2,450	30,306
Myriad Genetics, Inc.* (Biotechnology)	1,575	99,367
Nara Bancorp, Inc. (Banks)	3,850	42,350
NATCO Group, Inc. - Class A* (Oil & Gas Services)	875	18,498
National Penn Bancshares, Inc. (Banks)	3,675	62,254
National Retail Properties, Inc. (REIT)	3,325	59,285
Natus Medical, Inc.* (Healthcare - Products)	1,750	26,775
Navigant Consulting Co.* (Commercial Services)	1,925	31,127
NCI Building Systems, Inc.* (Building Materials)	875	16,284
Nektar Therapeutics* (Biotechnology)	4,900	27,097
Ness Technologies, Inc.* (Commercial Services)	3,675	27,158
Net 1 UEPS Technologies, Inc.* (Commercial Services)	1,750	24,500
Netflix, Inc.* (Internet)	1,400	34,664
NETGEAR, Inc.* (Telecommunications)	1,925	21,271
Netlogic Microsystems, Inc.* (Semiconductors)	875	18,480
New Jersey Resources Corp. (Gas)	2,625	97,755
NewAlliance Bancshares, Inc. (Savings & Loans)	4,900	67,620
Newpark Resources, Inc.* (Oil & Gas Services)	3,150	18,113
Newport Corp.* (Electronics)	2,625	18,874
Nicor, Inc. (Gas)	1,750	80,867
NN, Inc. (Metal Fabricate/Hardware)	2,975	21,450
Nordic American Tanker Shipping, Ltd.ADR (Transportation)	1,225	36,321
Nordson Corp. (Machinery - Diversified)	1,050	38,776
Novatel Wireless, Inc.* (Telecommunications)	2,100	10,941
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	2,275	25,594
Nu Skin Enterprises, Inc. (Retail)	3,150	40,603
NuVasive, Inc.* (Healthcare - Products)	1,225	57,685
NYMAGIC, Inc. (Insurance)	1,400	24,430
Obagi Medical Products, Inc.* (Pharmaceuticals)	2,450	20,384
Oilsands Quest, Inc.* (Oil & Gas)	4,025	6,641
Old National Bancorp (Banks)	3,325	62,975
Olin Corp. (Chemicals)	2,625	47,670
Olympic Steel, Inc. (Iron/Steel)	350	8,001
OM Group, Inc.* (Chemicals)	1,050	22,407
OMEGA Healthcare Investors, Inc. (REIT)	3,325	50,108
Omnicell, Inc.* (Software)	2,450	26,901
Omniture, Inc.* (Commercial Services)	2,100	24,150
OmniVision Technologies, Inc.* (Semiconductors)	2,275	18,405
On Assignment, Inc.* (Commercial Services)	2,975	19,338
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	1,750	47,215
Oplink Communications, Inc.* (Telecommunications)	2,625	21,315
optionsXpress Holdings, Inc. (Diversified Financial Services)	2,100	37,296
Orbital Sciences Corp.* (Aerospace/Defense)	2,100	43,029
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	1,925	73,054
Otter Tail Corp. (Electric)	1,925	45,199
Overstock.com, Inc.* (Internet)	700	8,687
Owens & Minor, Inc. (Distribution/Wholesale)	1,225	53,006
Pacer International, Inc. (Transportation)	1,925	21,733
Pacific Capital Bancorp (Banks)	2,975	58,429
Pacific Sunwear of California, Inc.* (Retail)	3,150	10,773

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
PacWest Bancorp (Banks)	1,925	$48,106
PAETEC Holding Corp.* (Telecommunications)	4,550	4,095
Palm, Inc.* (Computers)	4,375	17,456
Palomar Medical Technologies, Inc.* (Healthcare - Products)	2,275	26,026
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	1,750	17,500
Parallel Petroleum Corp.* (Oil & Gas)	1,750	7,018
Parametric Technology Corp.* (Software)	4,375	56,831
PAREXEL International Corp.* (Commercial Services)	2,100	21,840
Parker Drilling Co.* (Oil & Gas)	4,375	22,400
PC-Tel, Inc. (Internet)	3,325	19,518
PDL BioPharma, Inc. (Biotechnology)	4,200	40,950
Peet’s Coffee & Tea, Inc.* (Beverages)	1,925	43,235
Penn Virginia Corp. (Oil & Gas)	1,225	45,533
Penson Worldwide, Inc.* (Diversified Financial Services)	1,575	11,246
PeopleSupport, Inc.* (Commercial Services)	2,475	30,319
Perficient, Inc.* (Internet)	1,925	10,568
Perini Corp.* (Engineering & Construction)	875	16,643
Perot Systems Corp. - Class A* (Computers)	2,975	42,810
PetMed Express, Inc.* (Pharmaceuticals)	2,275	40,176
PetroQuest Energy, Inc.* (Oil & Gas)	1,575	15,671
PharMerica Corp.* (Pharmaceuticals)	1,575	32,335
Phase Forward, Inc.* (Software)	1,925	27,470
PHH Corp.* (Commercial Services)	2,275	18,337
Phoenix Technologies, Ltd.* (Software)	2,975	13,150
Pioneer Drilling Co.* (Oil & Gas)	2,275	17,609
Piper Jaffray* (Diversified Financial Services)	875	34,519
Plantronics, Inc. (Telecommunications)	1,925	27,797
Platinum Underwriters Holdings, Ltd.ADR (Insurance)	1,925	61,099
Plexus Corp.* (Electronics)	1,750	32,655
PMC-Sierra, Inc.* (Semiconductors)	6,825	31,941
PNM Resources, Inc. (Electric)	3,500	34,125
Polaris Industries, Inc. (Leisure Time)	1,050	35,353
Polycom, Inc.* (Telecommunications)	3,325	69,858
PolyOne Corp.* (Chemicals)	3,675	17,456
Pool Corp. (Distribution/Wholesale)	2,275	39,608
Portland General Electric Co. (Electric)	3,325	68,229
Post Properties, Inc. (REIT)	1,575	35,154
Power Integrations, Inc.* (Semiconductors)	1,400	29,386
Powerwave Technologies, Inc.* (Telecommunications)	5,950	5,653
Premiere Global Services, Inc.* (Telecommunications)	2,975	29,601
Prestige Brands Holdings, Inc.* (Healthcare - Products)	2,275	15,720
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	1,575	15,766
Progress Software Corp.* (Software)	2,275	52,188
Prosperity Bancshares, Inc. (Banks)	2,100	69,741
Provident Financial Services, Inc. (Savings & Loans)	2,975	43,613
Provident New York Bancorp (Savings & Loans)	4,025	48,461
PSS World Medical, Inc.* (Healthcare - Products)	2,975	53,966
Psychiatric Solutions, Inc.* (Healthcare - Services)	1,750	58,257
Quest Resource Corp.* (Oil & Gas)	2,275	967
Quest Software, Inc.* (Software)	3,325	44,056
Quidel Corp.* (Healthcare - Products)	1,750	27,668
Quiksilver, Inc.* (Apparel)	4,375	11,331
Rackable Systems, Inc.* (Computers)	2,275	16,221
RadiSys Corp.* (Computers)	2,450	15,607
RAIT Financial Trust (REIT)	3,675	14,039
Ralcorp Holdings, Inc.* (Food)	1,225	82,908
RCN Corp.* (Telecommunications)	2,975	19,189
Realty Income Corp. (REIT)	3,675	84,966
Reddy Ice Holdings, Inc. (Miscellaneous Manufacturing)	1,925	5,121
Redwood Trust, Inc. (REIT)	1,225	18,669
Regal-Beloit Corp. (Hand/Machine Tools)	1,050	34,188
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	2,450	47,285
Regis Corp. (Retail)	1,750	21,648
Rent-A-Center, Inc.* (Commercial Services)	2,275	33,215
Resources Connection, Inc.* (Commercial Services)	1,575	27,311
Rigel Pharmaceuticals, Inc.* (Healthcare - Products)	1,400	12,194
Riverbed Technology, Inc.* (Computers)	2,275	28,506
Robbins & Myers, Inc. (Machinery - Diversified)	1,050	21,420
Rock-Tenn Co. - Class A (Forest Products & Paper)	1,575	47,896
Rockwood Holdings, Inc.* (Chemicals)	1,575	19,451
Rofin-Sinar Technologies, Inc.* (Electronics)	1,225	27,305
Rosetta Resources, Inc.* (Oil & Gas)	1,925	20,309
Royal Gold, Inc. (Mining)	1,925	55,498
RTI Biologics, Inc.* (Healthcare - Products)	3,325	10,141
RTI International Metals, Inc.* (Mining)	875	13,816
Ruddick Corp. (Food)	1,400	40,096
S&T Bancorp, Inc. (Banks)	1,925	65,642
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	3,325	30,590
Savient Pharmaceuticals, Inc.* (Biotechnology)	1,750	8,330
SAVVIS, Inc.* (Telecommunications)	1,925	16,555
School Specialty, Inc.* (Retail)	1,575	33,075
Schulman (A.), Inc. (Chemicals)	2,450	43,879
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	2,275	38,038
Seabright Insurance Holdings* (Insurance)	2,800	29,288

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
Seattle Genetics, Inc.* (Biotechnology)	2,975	$30,583
Selective Insurance Group, Inc. (Insurance)	2,275	54,031
Semtech Corp.* (Semiconductors)	3,325	40,299
Senior Housing Properties Trust (REIT)	3,850	73,804
Sensient Technologies Corp. (Chemicals)	1,925	48,568
Sequenom, Inc.* (Biotechnology)	2,625	47,250
Silgan Holdings, Inc. (Packaging & Containers)	1,050	48,867
Silicon Image, Inc.* (Semiconductors)	4,375	19,994
Sinclair Broadcast Group, Inc. - Class A (Media)	4,375	14,131
SkyWest, Inc. (Airlines)	2,975	45,845
Skyworks Solutions, Inc.* (Semiconductors)	5,250	37,432
Smart Balance, Inc.* (Food)	3,150	22,554
Solera Holdings, Inc.* (Software)	2,100	52,269
Solutia, Inc.* (Chemicals)	2,450	23,618
Sonic Corp.* (Retail)	3,325	35,577
SONICWALL, Inc.* (Internet)	3,500	15,680
Sonus Networks, Inc.* (Telecommunications)	6,825	15,083
Sotheby’s (Commercial Services)	2,275	21,180
Southwest Gas Corp. (Water)	3,675	29,290
Spartan Stores, Inc. (Food)	1,400	37,786
Starent Networks Corp.* (Software)	1,750	17,448
STEC, Inc.* (Computers)	2,100	11,550
Steinway Musical Instruments, Inc.* (Commercial Services)	1,225	27,269
STERIS Corp. (Healthcare - Products)	2,100	71,484
Sterling Bancorp (Banks)	2,625	41,160
Sterling Bancshares, Inc. (Banks)	6,125	48,755
Steven Madden, Ltd.* (Apparel)	1,575	34,303
Stewart Information Services Corp. (Insurance)	1,925	31,955
Stifel Financial Corp.* (Diversified Financial Services)	1,050	45,832
Stone Energy Corp.* (Oil & Gas)	700	21,238
Strategic Hotels & Resorts, Inc. (REIT)	4,900	24,255
Sun Communities, Inc. (REIT)	3,675	55,272
Sun Healthcare Group, Inc.* (Healthcare - Services)	2,275	26,117
Sunrise Assisted Living, Inc.* (Healthcare - Services)	1,575	4,757
Sunstone Hotel Investors, Inc. (REIT)	2,975	19,486
Superior Industries International, Inc. (Auto Parts & Equipment)	2,275	32,532
Superior Well Services, Inc.* (Oil & Gas Services)	1,050	17,588
Susquehanna Bancshares, Inc. (Banks)	3,850	59,636
SVB Financial Group* (Banks)	1,750	90,037
Swift Energy Co.* (Oil & Gas)	875	28,070
Switch & Data Facilities Co.* (Internet)	1,400	13,188
Sybase, Inc.* (Software)	2,625	69,904
Sykes Enterprises, Inc.* (Computers)	1,925	30,723
Synaptics, Inc.* (Computers)	1,225	37,840
Syniverse Holdings, Inc.* (Telecommunications)	1,750	32,900
T-3 Energy Services, Inc.* (Oil & Gas Services)	525	12,658
Take-Two Interactive Software, Inc. (Software)	2,625	31,132
Tanger Factory Outlet Centers, Inc. (REIT)	1,575	56,968
Taser International, Inc.* (Electronics)	3,675	18,412
Team, Inc.* (Commercial Services)	875	24,299
Technitrol, Inc. (Electronics)	2,100	12,117
Tecumseh Products Co. - Class A* (Machinery - Diversified)	700	12,964
Tekelec* (Telecommunications)	3,500	44,415
Teledyne Technologies, Inc.* (Aerospace/Defense)	1,050	47,848
TeleTech Holdings, Inc.* (Commercial Services)	2,100	18,984
Tempur-Pedic International, Inc. (Home Furnishings)	2,625	20,501
Tennant Co. (Machinery - Diversified)	1,050	26,345
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	2,275	11,170
Tessera Technologies, Inc.* (Semiconductors)	1,925	33,264
Tetra Tech, Inc.* (Environmental Control)	2,100	46,179
Texas Capital Bancshares, Inc.* (Banks)	2,975	53,104
Texas Industries, Inc. (Building Materials)	525	16,606
The Cato Corp. - Class A (Retail)	2,100	32,592
The Children’s Place Retail Stores, Inc.* (Retail)	875	29,251
The Finish Line, Inc. - Class A (Retail)	2,451	23,456
The Geo Group, Inc.* (Commercial Services)	1,925	33,995
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	1,400	11,578
The Gymboree Corp.* (Apparel)	875	22,628
The Hain Celestial Group, Inc.* (Food)	2,275	52,871
The Knot, Inc.* (Internet)	2,975	20,528
The Medicines Co.* (Pharmaceuticals)	2,275	39,653
The Men’s Wearhouse, Inc. (Retail)	1,925	29,433
The Pep Boys - Manny, Moe & Jack (Retail)	3,325	16,027
The Phoenix Cos., Inc. (Insurance)	5,250	33,967
The Ryland Group, Inc. (Hom[e] Builders)	1,575	29,594
The Spectranetics Corp.* (Healthcare - Products)	2,450	7,350
The Steak n Shake Co.* (Retail)	4,375	22,531
The Timberland Co. - Class A* (Apparel)	2,100	25,410
The Ultimate Software Group, Inc.* (Software)	1,050	13,997
The Warnaco Group, Inc.* (Apparel)	1,400	41,734
Theravance, Inc.* (Pharmaceuticals)	2,625	17,798

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
thinkorswim Group, Inc.* (Diversified Financial Services)	2,625	$21,000
Thoratec Corp.* (Healthcare - Products)	2,625	64,627
THQ, Inc.* (Software)	2,450	18,253
Tibco Software, Inc.* (Internet)	7,000	36,050
Titan International, Inc. (Auto Parts & Equipment)	1,225	14,161
TiVo, Inc.* (Home Furnishings)	4,550	31,258
TNS, Inc.* (Commercial Services)	1,400	19,852
Toreador Resources Corp.* (Oil & Gas)	2,450	18,130
Town Sports International Holdings, Inc.* (Commercial Services)	2,625	6,536
Tractor Supply Co.* (Retail)	1,400	58,184
TradeStation Group, Inc.* (Diversified Financial Services)	2,975	23,294
TransDigm Group, Inc.* (Aerospace/Defense Equipment)	1,400	42,196
Tredegar Corp. (Miscellaneous Manufacturing)	1,925	28,336
TreeHouse Foods, Inc.* (Food)	1,750	52,955
Triple-S Management Corp. - Class BADR* (Healthcare - Services)	2,275	23,228
TriQuint Semiconductor, Inc.* (Semiconductors)	5,425	24,304
True Religion Apparel, Inc.* (Apparel)	875	14,656
TrueBlue, Inc.* (Commercial Services)	2,275	18,951
TrustCo Bank Corp. NY (Banks)	5,600	68,152
Trustmark Corp. (Banks)	2,450	50,274
TTM Technologies, Inc.* (Electronics)	2,800	20,048
Tupperware Corp. (Household Products/Wares)	1,925	48,702
tw telecom, Inc.* (Telecommunications)	4,900	34,692
TXCO Resources, Inc.* (Oil & Gas)	2,625	13,755
U-Store-It Trust (REIT)	4,200	28,812
U.S. Physical Therapy, Inc.* (Healthcare - Services)	2,975	41,293
UAL Corp. (Airlines)	3,850	56,056
Ultratech Stepper, Inc.* (Semiconductors)	1,925	29,029
UMB Financial Corp. (Banks)	1,225	55,529
Under Armour, Inc. - Class A* (Retail)	1,225	31,850
Unisource Energy Corp. (Electric)	1,400	38,612
United America Indemnity, Ltd. - Class AADR* (Insurance)	2,450	29,351
United Natural Foods, Inc.* (Food)	1,925	43,004
United Online, Inc. (Internet)	2,800	20,720
United Therapeutics Corp.* (Pharmaceuticals)	700	61,061
Universal American Financial Corp.* (Insurance)	2,625	23,231
Universal Corp. (Agriculture)	875	34,641
Universal Health Realty Income Trust (REIT)	1,750	60,742
Universal Technical Institute, Inc.* (Commercial Services)	2,275	37,537
USA Mobility, Inc. (Telecommunications)	3,675	35,464
USEC, Inc.* (Mining)	3,850	15,901
UTStarcom, Inc.* (Telecommunications)	5,425	12,912
VAALCO Energy, Inc.* (Oil & Gas)	3,325	17,623
Vail Resorts, Inc.* (Entertainment)	1,225	40,743
Valassis Communications, Inc.* (Commercial Services)	2,100	9,324
Valeant Pharmaceuticals International* (Pharmaceuticals)	2,625	49,271
ValueClick, Inc.* (Internet)	3,150	23,310
Varian, Inc.* (Electronics)	1,050	38,692
Veeco Instruments, Inc.* (Semiconductors)	2,275	17,609
Venoco, Inc.* (Oil & Gas)	1,050	4,442
VeriFone Holdings, Inc.* (Software)	2,625	29,820
Vignette Corp.* (Internet)	2,625	21,315
ViroPharma, Inc.* (Pharmaceuticals)	2,800	35,112
VistaPrint, Ltd.ADR* (Commercial Services)	1,750	29,873
Vital Images, Inc.* (Software)	2,275	29,689
VIVUS, Inc.* (Healthcare - Products)	3,675	22,381
Volcano Corp.* (Healthcare - Products)	2,275	35,376
Volcom, Inc.* (Apparel)	875	11,314
Volterra Semiconductor Corp.* (Semiconductors)	1,750	16,520
W.R. Grace & Co.* (Chemicals)	2,450	22,075
Wabtec Corp. (Machinery - Diversified)	1,400	55,664
Warren Resources, Inc.* (Oil & Gas)	3,150	16,664
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	1,225	52,026
Watts Water Technologies, Inc. - Class A (Electronics)	1,750	46,252
Websense, Inc.* (Internet)	2,100	40,992
Werner Enterprises, Inc. (Transportation)	2,800	54,936
West Coast Bancorp (Banks)	2,800	24,416
West Pharmaceutical Services, Inc. (Healthcare - Products)	1,050	41,916
Westamerica Bancorp (Banks)	1,050	60,112
Westar Energy, Inc. (Electric)	3,850	75,036
Westfield Financial, Inc. (Banks)	3,675	38,036
Willbros Group, Inc.ADR* (Oil & Gas Services)	1,225	18,975
Wind River Systems, Inc.* (Software)	3,325	29,061
Winn-Dixie Stores, Inc.* (Food)	2,100	31,542
WMS Industries, Inc.* (Leisure Time)	1,575	39,375
Wolverine World Wide, Inc. (Apparel)	1,750	41,125
Woodward Governor Co. (Electronics)	1,925	61,792
World Fuel Services Corp. (Retail)	1,400	30,002
World Wrestling Entertainment, Inc. (Entertainment)	2,975	42,364
Worthington Industries, Inc. (Metal Fabricate/Hardware)	2,625	31,684
Wright Express Corp.* (Commercial Services)	1,575	21,562
Wright Medical Group, Inc.* (Healthcare - Products)	1,925	44,621
XenoPort, Inc.* (Pharmaceuticals)	875	36,409
YRC Worldwide, Inc.* (Transportation)	2,450	11,221

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
Zenith National Insurance Corp. (Insurance)	1,400	$46,004
Zoll Medical Corp.* (Healthcare - Products)	875	21,070
Zoltek Cos., Inc.* (Chemicals)	1,050	12,380
Zoran Corp.* (Semiconductors)	2,625	21,368

TOTAL COMMON STOCKS (Cost $26,154,688)		22,997,739

	Principal Amount
Repurchase Agreements (19.2%)
Deutsche Bank, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $2,746,030 (Collateralized by $2,782,000 Federal National Mortgage Association, 5.00%, 3/15/16, market value $2,803,112)	$2,746,000	2,746,000
HSBC, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $2,440,026 (Collateralized by $2,524,000 of various U.S. Government Agency Obligations, 1.98%‡-5.50, 1/12/09-4/14/23, market value $2,493,978)	2,440,000	2,440,000
UBS, 0.06%, 11/3/08+, dated 10/31/08, with a repurchase price of $880,004 (Collateralized by $903,000 Federal Home Loan Mortgage Corp., 1.98%‡, 1/12/09, market value $899,446)	880,000	880,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,066,000)		6,066,000

TOTAL INVESTMENT SECURITIES (Cost $32,220,688)—92.0%		29,063,739
Net other assets (liabilities) — 8.0%		2,514,685

NET ASSETS — 100.0%		$31,578,424

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at October 31, 2008.
ADR	American Depositary Receipt

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
Russell 2000 Mini Futures Contract expiring 12/19/08 (Underlying notional amount at value $25,283,280)	471	$424,130

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Russell 2000 Index terminating on 11/28/08	$15,023,547	$1,150,676

UltraSmall-Cap ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2008:
Advertising	NM
Aerospace/Defense	0.7%
Aerospace/Defense Equipment	0.2%
Agriculture	0.1%
Airlines	0.3%
Apparel	0.9%
Auto Parts & Equipment	0.3%
Banks	5.8%
Beverages	0.2%
Biotechnology	2.2%
Building Materials	0.4%
Chemicals	1.5%
Coal	0.1%
Commercial Services	4.6%
Computers	1.4%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	0.4%
Diversified Financial Services	1.1%
Electric	1.9%
Electrical Components & Equipment	0.6%
Electronics	1.9%
Energy - Alternate Sources	0.2%
Engineering & Construction	0.5%
Entertainment	0.5%
Environmental Control	0.3%
Food	1.8%
Forest Products & Paper	0.4%
Gas	0.9%
Hand/Machine Tools	0.2%
Healthcare - Products	3.7%
Healthcare - Services	1.2%
Home Builders	0.2%
Home Furnishings	0.3%
Household Products/Wares	0.4%
Housewares	NM
Insurance	2.6%
Internet	1.8%
Investment Companies	0.6%
Iron/Steel	0.1%
Leisure Time	0.4%
Lodging	0.2%
Machinery - Diversified	1.3%
Media	0.1%
Metal Fabricate/Hardware	0.5%
Mining	0.5%
Miscellaneous Manufacturing	1.4%
Office Furnishings	0.4%
Office/Business Equipment	0.2%
Oil & Gas	2.7%
Oil & Gas Services	1.2%
Packaging & Containers	0.1%
Pharmaceuticals	2.8%
REIT	4.5%
Real Estate	0.1%
Retail	3.7%
Savings & Loans	1.0%
Semiconductors	2.5%
Software	3.3%
Storage/Warehousing	0.1%
Telecommunications	3.0%
Toys/Games/Hobbies	0.3%
Transportation	1.5%
Water	0.5%
Other**	27.2%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	October 31, 2008
(unaudited)

NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraDow 30 ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks (58.4%)
3M Co. (Miscellaneous Manufacturing)	9,916	$637,599
Alcoa, Inc. (Mining)	9,916	114,133
American Express Co. (Diversified Financial Services)	9,916	272,690
AT&T, Inc. (Telecommunications)	9,916	265,451
Bank of America Corp. (Banks)	9,916	239,670
Boeing Co. (Aerospace/Defense)	9,916	518,309
Caterpillar, Inc. (Machinery - Construction & Mining)	9,916	378,494
ChevronTexaco Corp. (Oil & Gas)	9,916	739,734
Citigroup, Inc. (Diversified Financial Services)	9,916	135,353
Coca-Cola Co. (Beverages)	9,916	436,899
E.I. du Pont de Nemours & Co. (Chemicals)	9,916	317,312
Exxon Mobil Corp. (Oil & Gas)	9,916	734,974
General Electric Co. (Miscellaneous Manufacturing)	9,916	193,461
General Motors Corp. (Auto Manufacturers)	9,916	57,315
Hewlett-Packard Co. (Computers)	9,916	379,585
Home Depot, Inc. (Retail)	9,916	233,918
Intel Corp. (Semiconductors)	9,916	158,656
International Business Machines Corp. (Computers)	9,916	921,891
J.P. Morgan Chase & Co. (Diversified Financial Services)	9,916	409,035
Johnson & Johnson (Healthcare - Products)	9,916	608,247
Kraft Foods, Inc. (Food)	9,916	288,952
McDonald’s Corp. (Retail)	9,916	574,434
Merck & Co., Inc. (Pharmaceuticals)	9,916	306,900
Microsoft Corp. (Software)	9,916	221,424
Pfizer, Inc. (Pharmaceuticals)	9,916	175,612
Procter & Gamble Co. (Cosmetics/Personal Care)	9,916	639,979
United Technologies Corp. (Aerospace/Defense)	9,916	544,983
Verizon Communications, Inc. (Telecommunications)	9,916	294,208
Wal-Mart Stores, Inc. (Retail)	9,916	553,412
Walt Disney Co. (Media)	9,916	256,824

TOTAL COMMON STOCKS (Cost $10,026,115)		11,609,454

	Principal Amount
Repurchase Agreements (29.6%)
Deutsche Bank, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $2,656,029 (Collateralized by $2,690,000 Federal National Mortgage Association, 5.00%, 3/15/16, market value $2,710,414)	$2,656,000	2,656,000
HSBC, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $2,361,026 (Collateralized by $2,420,000 of various U.S. Government Agency Obligations, 5.18%-5.50%, 7/15/11-4/14/23, market value $2,412,206)	2,361,000	2,361,000
UBS, 0.06%, 11/3/08+, dated 10/31/08, with a repurchase price of $851,004 (Collateralized by $872,000 Federal Home Loan Mortgage Corp., 1.98%‡, 1/12/09, market value $868,568)	851,000	851,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,868,000)		5,868,000

TOTAL INVESTMENT SECURITIES (Cost $15,894,115)—88.0%		17,477,454
Net other assets (liabilities) — 12.0%		2,391,001

NET ASSETS — 100.0%		$19,868,455

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at October 31, 2008.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini Dow Jones Futures Contract expiring 12/19/08 (Underlying notional amount at value $19,505,970)	418	$717,295

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones Industrial Average terminating on 11/28/08	$8,689,016	$218,821

UltraDow 30 ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2008:

Aerospace/Defense	5.3%
Auto Manufacturers	0.3%
Banks	1.2%
Beverages	2.2%
Chemicals	1.6%
Computers	6.5%
Cosmetics/Personal Care	3.2%
Diversified Financial Services	4.2%
Food	1.4%
Healthcare - Products	3.1%
Machinery - Construction & Mining	1.9%
Media	1.3%
Mining	0.6%
Miscellaneous Manufacturing	4.2%
Oil & Gas	7.4%
Pharmaceuticals	2.4%
Retail	6.9%
Semiconductors	0.8%
Software	1.1%
Telecommunications	2.8%
Other**	41.6%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraNASDAQ-100 ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks (70.9%)
Activision Blizzard, Inc.* (Software)	69,768	$869,309
Adobe Systems, Inc.* (Software)	30,780	819,979
Akamai Technologies, Inc.* (Internet)	9,576	137,703
Altera Corp. (Semiconductors)	25,080	435,138
Amazon.com, Inc.* (Internet)	16,644	952,703
Amgen, Inc.* (Biotechnology)	29,184	1,747,830
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	7,752	79,148
Apollo Group, Inc. - Class A* (Commercial Services)	9,576	665,628
Apple Computer, Inc.* (Computers)	73,188	7,874,297
Applied Materials, Inc. (Semiconductors)	41,040	529,826
Autodesk, Inc.* (Software)	13,908	296,379
Baidu.com, Inc.ADR* (Internet)	1,596	328,776
Bed Bath & Beyond, Inc.* (Retail)	20,748	534,676
Biogen Idec, Inc.* (Biotechnology)	18,696	795,515
Broadcom Corp. - Class A* (Semiconductors)	23,712	405,001
C.H. Robinson Worldwide, Inc. (Transportation)	10,032	519,457
CA, Inc. (Software)	29,412	523,534
Cadence Design Systems, Inc.* (Computers)	16,188	65,885
Celgene Corp.* (Biotechnology)	26,676	1,714,200
Cephalon, Inc.* (Pharmaceuticals)	3,876	277,987
Check Point Software Technologies, Ltd.ADR* (Internet)	12,540	253,559
Cintas Corp. (Textiles)	10,944	259,373
Cisco Systems, Inc.* (Telecommunications)	124,944	2,220,255
Citrix Systems, Inc.* (Software)	12,768	329,031
Cognizant Technology Solutions Corp.* (Computers)	16,872	323,942
Comcast Corp. - Special Class A (Media)	85,272	1,343,887
Costco Wholesale Corp. (Retail)	13,452	766,898
Dell, Inc.* (Computers)	42,636	518,027
DENTSPLY International, Inc. (Healthcare - Products)	8,436	256,286
DIRECTV Group, Inc.* (Media)	47,880	1,048,093
Discovery Communications, Inc. - Class A* (Media)	7,068	96,408
DISH Network Corp. - Class A* (Media)	12,996	204,557
eBay, Inc.* (Internet)	57,456	877,353
Electronic Arts, Inc.* (Software)	18,924	431,089
Expedia, Inc.* (Internet)	16,644	158,284
Expeditors International of Washington, Inc. (Transportation)	12,312	401,987
Express Scripts, Inc.* (Pharmaceuticals)	12,996	787,688
Fastenal Co. (Distribution/Wholesale)	8,436	339,633
Fiserv, Inc.* (Software)	12,084	403,122
Flextronics International, Ltd.ADR* (Electronics)	53,808	224,917
FLIR Systems, Inc.* (Electronics)	8,664	278,114
Focus Media Holding, Ltd.ADR* (Advertising)	6,612	122,520
Foster Wheeler, Ltd.ADR* (Engineering & Construction)	8,892	243,641
Garmin, Ltd.ADR* (Electronics)	11,400	255,930
Genzyme Corp.* (Biotechnology)	19,836	1,445,648
Gilead Sciences, Inc.* (Pharmaceuticals)	53,580	2,456,643
Google, Inc. - Class A* (Internet)	8,664	3,113,495
Hansen Natural Corp.* (Beverages)	5,472	138,551
Henry Schein, Inc.* (Healthcare - Products)	5,244	245,472
Hologic, Inc.* (Healthcare - Products)	15,960	195,350
IAC/InterActiveCorp* (Internet)	8,664	145,209
Infosys Technologies, Ltd.ADR (Software)	6,612	193,864
Intel Corp. (Semiconductors)	116,508	1,864,128
Intuit, Inc.* (Software)	23,940	599,936
Intuitive Surgical, Inc.* (Healthcare - Products)	2,280	393,961
Joy Global, Inc. (Machinery - Construction & Mining)	6,156	178,401
Juniper Networks, Inc.* (Telecommunications)	21,204	397,363
KLA -Tencor Corp. (Semiconductors)	12,540	291,555
Lam Research Corp.* (Semiconductors)	7,752	173,335
Lamar Advertising Co.* (Advertising)	4,332	65,716
Leap Wireless International, Inc.* (Telecommunications)	4,104	115,076
Level 3 Communications, Inc.* (Telecommunications)	90,060	94,563
Liberty Global, Inc. - Class A* (Media)	9,348	154,149
Liberty Media Holding Corp. - Interactive Series A* (Internet)	32,148	156,882
Linear Technology Corp. (Semiconductors)	17,556	398,170
Logitech International S.A.ADR* (Computers)	10,260	151,745
Marvell Technology Group, Ltd.ADR* (Semiconductors)	34,200	238,032
Microchip Technology, Inc. (Semiconductors)	9,120	224,626
Microsoft Corp. (Software)	186,048	4,154,452
Millicom International Cellular S.A.ADR (Telecommunications)	6,156	246,240
Monster Worldwide, Inc.* (Internet)	7,524	107,142
NetApp, Inc.* (Computers)	20,292	274,551
NII Holdings, Inc. - Class B* (Telecommunications)	9,576	246,678
NVIDIA Corp.* (Semiconductors)	32,375	283,605
Oracle Corp.* (Software)	127,452	2,331,097
PACCAR, Inc. (Auto Manufacturers)	24,168	706,672
Patterson Cos., Inc.* (Healthcare - Products)	6,840	173,257
Paychex, Inc. (Commercial Services)	20,292	579,134
PetSmart, Inc. (Retail)	7,524	148,148
Qualcomm, Inc. (Telecommunications)	117,192	4,483,766
Research In Motion, Ltd.ADR* (Computers)	33,516	1,690,212
Ryanair Holdings PLCADR* (Airlines)	6,840	152,327
SanDisk Corp.* (Computers)	12,312	109,454
Sears Holdings Corp.* (Retail)	7,752	447,600
Sigma-Aldrich Corp. (Chemicals)	7,068	310,002
Sirius XM Radio, Inc.* (Media)	203,604	68,818
Staples, Inc. (Retail)	28,272	549,325
Starbucks Corp.* (Retail)	60,192	790,321

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraNASDAQ-100 ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
Steel Dynamics, Inc. (Iron/Steel)	12,312	$146,759
Stericycle, Inc.* (Environmental Control)	5,244	306,407
Sun Microsystems, Inc.* (Computers)	19,380	89,148
Symantec Corp.* (Internet)	51,984	653,959
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	37,392	1,603,369
VeriSign, Inc.* (Internet)	10,716	227,179
Vertex Pharmaceuticals, Inc.* (Biotechnology)	8,664	227,083
Virgin Media, Inc. (Telecommunications)	21,204	122,135
Whole Foods Market, Inc. (Food)	8,208	87,990
Wynn Resorts, Ltd. (Lodging)	6,612	399,365
Xilinx, Inc. (Semiconductors)	21,660	398,977
Yahoo!, Inc.* (Internet)	39,444	505,672

TOTAL COMMON STOCKS (Cost $40,437,733)		67,770,279

	Principal Amount
Repurchase Agreements (21.2%)
Deutsche Bank, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $9,185,100 (Collateralized by $9,299,000 Federal National Mortgage Association, 5.00%, 3/15/16, market value $9,369,569)	$9,185,000	9,185,000
HSBC, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $8,165,088 (Collateralized by $8,476,000 of various U.S. Government Agency Obligations, 2.58%‡-5.18%, 4/27/09-4/14/23, market value $8,332,886)	8,165,000	8,165,000
UBS, 0.06%, 11/3/08+, dated 10/31/08, with a repurchase price of $2,935,015 (Collateralized by $3,008,000 Federal Home Loan Mortgage Corp., 1.98%‡, 1/12/09, market value $2,996,163)	2,935,000	2,935,000

TOTAL REPURCHASE AGREEMENTS (Cost $20,285,000)		20,285,000

TOTAL INVESTMENT SECURITIES (Cost $60,722,733)—92.1%		88,055,279
Net other assets (liabilities) — 7.9%		7,584,591

NET ASSETS — 100.0%		$95,639,870

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at October 31, 2008.
ADR	American Depositary Receipt

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini NASDAQ-100 Futures Contract expiring 12/19/08 (Underlying notional amount at value $25,283,475)	945	$658,386

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased, continued
NASDAQ-100 Futures Contract expiring 12/19/08 (Underlying notional amount at value $31,704,675)	237	$(9,626,585)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the NASDAQ-100 Index terminating on 11/28/08	$66,858,597	$1,690,799

UltraNASDAQ-100 ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2008:

Advertising	0.2%
Airlines	0.2%
Auto Manufacturers	0.7%
Beverages	0.1%
Biotechnology	6.1%
Chemicals	0.3%
Commercial Services	1.3%
Computers	11.6%
Distribution/Wholesale	0.4%
Electronics	0.8%
Engineering & Construction	0.3%
Environmental Control	0.3%
Food	0.1%
Healthcare - Products	1.4%
Internet	8.0%
Iron/Steel	0.2%
Lodging	0.4%
Machinery - Construction & Mining	0.2%
Media	3.1%
Pharmaceuticals	5.5%
Retail	3.5%
Semiconductors	5.4%
Software	11.3%
Telecommunications	8.3%
Textiles	0.3%
Transportation	0.9%
Other**	29.1%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraInternational ProFund	October 31, 2008
(unaudited)

	Principal Amount	Value
Repurchase Agreements (95.2%)
Deutsche Bank, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $4,703,051 (Collateralized by $4,762,000 Federal National Mortgage Association, 5.00%, 3/15/16, market value $4,798,138)	$4,703,000	$4,703,000
HSBC, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $4,181,045 (Collateralized by $4,382,000 of various U.S. Government Agency Obligations, 2.58%‡-5.18%, 4/27/09-4/14/23, market value $4,265,069)	4,181,000	4,181,000
UBS, 0.06%, 11/3/08+, dated 10/31/08, with a repurchase price of $1,503,008 (Collateralized by $1,540,000 Federal Home Loan Mortgage Corp., 1.98%‡, 1/12/09, market value $1,533,940)	1,503,000	1,503,000

TOTAL REPURCHASE AGREEMENTS (Cost $10,387,000)		10,387,000

TOTAL INVESTMENT SECURITIES (Cost $10,387,000)—95.2%		10,387,000
Net other assets (liabilities) — 4.8%		522,693

NET ASSETS — 100.0%		$10,909,693

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at October 31, 2008.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini MSCI EAFE Futures Contract expiring 12/19/08 (Underlying notional amount at value $3,181,250)	50	$(94,913)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE) terminating on 11/28/08	$18,562,996	$123,325

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraEmerging Markets ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks † (57.6%)
America Movil S.A.B. de C.V. (Telecommunications)	48,762	$1,508,696
AngloGold Ashanti, Ltd. (Mining)	17,458	318,608
AU Optronics Corp. (Electronics)	44,548	307,381
Banco Bradesco S.A. (Banks)	91,504	1,070,597
Banco Itau Holding Financeira S.A. (Banks)	76,454	845,581
Cemex S.A.B. de C.V.* (Building Materials)	48,160	364,090
China Life Insurance Co., Ltd. (Insurance)	28,294	1,121,008
China Mobile, Ltd. (Telecommunications)	49,966	2,193,008
China Petroleum and Chemical Corp. (Oil & Gas)	10,234	665,517
China Telecom Corp., Ltd. (Telecommunications)	8,428	297,087
China Unicom, Ltd. (Telecommunications)	40,334	581,213
Chunghwa Telecom Co., Ltd. (Telecommunications)	34,209	563,080
CNOOC, Ltd. (Oil & Gas)	9,030	737,661
Companhia de Bebidas das Americas (AmBev) (Beverages)	9,632	409,360
Companhia Energetica de Minas Gerais (CEMIG) (Electric)	16,856	256,380
Companhia Siderurgica Nacional S.A. (CSN) (Iron/Steel)	23,478	319,301
Companhia Vale do Rio Doce (CVRD) (Mining)	80,066	1,050,466
Empresa Nacional de Electricidad S.A. (Endesa-Chile) (Electric)	6,622	246,338
Enersis S.A. (Electric)	15,652	225,389
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA) (Beverages)	13,244	334,941
Gerdau S.A. (Iron/Steel)	39,130	250,823
Gold Fields, Ltd. (Mining)	39,130	260,215
Grupo Televisa S.A. (Media)	29,498	520,935
HDFC Bank, Ltd. (Banks)	5,418	355,421
ICICI Bank, Ltd. (Banks)	24,682	421,815
Infosys Technologies, Ltd. (Software)	34,314	1,006,086
KB Financial Group, Inc.* (Banks)	20,468	503,717
Korea Electric Power Corp. (Electric)	30,100	297,990
LG. Philips LCD Co., Ltd. (Electronics)	21,070	194,265
Mechel (Iron/Steel)	11,438	104,886
Mobile TeleSystems (Telecommunications)	11,438	447,798
PetroChina Co., Ltd. (Oil & Gas)	12,642	942,840
Petroleo Brasileiro S.A. (Oil & Gas)	67,424	1,813,031
Philippine Long Distance Telephone Co. (Telecommunications)	4,214	172,353
POSCO (Iron/Steel)	16,856	1,132,555
PT Telekomunikasi Indonesia (Telecommunications)	15,050	301,602
Sasol, Ltd. (Oil & Gas Services)	27,692	801,130
Satyam Computer Services, Ltd. (Software)	18,060	284,084
Shinhan Financial Group Co., Ltd. (Diversified Financial Services)	10,836	538,983
SK Telecom Co., Ltd. (Telecommunications)	19,264	331,533
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	264,278	2,182,936
Tele Norte Leste Participacoes S.A. (Telecommunications)	15,050	204,379
Telefonos de Mexico S.A.B. de C.V. (Telmex) (Telecommunications)	16,856	302,060
Tenaris S.A. (Iron/Steel)	13,846	285,089
Teva Pharmaceutical Industries, Ltd. (Pharmaceuticals)	48,762	2,090,915
Turkcell Iletisim Hizmetleri AS (Telecommunications)	13,846	169,890
Unibanco - Uniao de Bancos Brasileiros S.A. (Banks)	6,622	417,716
Vimpel-Communications (Telecommunications)	18,060	261,870

TOTAL COMMON STOCKS (Cost $47,389,023)		30,012,619

Preferred Stocks † (6.7%)
Companhia Vale do Rio Doce (CVRD) (Mining)	125,216	1,466,279
Petroleo Brasileiro S.A. (Oil & Gas)	92,708	2,046,066

TOTAL PREFERRED STOCKS (Cost $7,117,840)		3,512,345

	Principal Amount
Repurchase Agreements (37.2%)
Deutsche Bank, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $8,777,095 (Collateralized by $8,887,000 Federal National Mortgage Association, 5.00%, 3/15/16, market value $8,954,442)	$8,777,000	8,777,000
HSBC, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $7,801,085 (Collateralized by $8,008,000 of various U.S. Government Agency Obligations, 2.58%‡-5.50%, 4/27/09-7/15/11, market value $7,957,998)	7,801,000	7,801,000
UBS, 0.06%, 11/3/08+, dated 10/31/08, with a repurchase price of $2,803,014 (Collateralized by $2,871,000 Federal Home Loan Mortgage Corp., 1.98%‡, 1/12/09, market value $2,859,702)	2,803,000	2,803,000

TOTAL REPURCHASE AGREEMENTS (Cost $19,381,000)		19,381,000

TOTAL INVESTMENT SECURITIES (Cost $73,887,863)—101.5%		52,905,964
Net other assets (liabilities) — (1.5)%		(797,907)

NET ASSETS — 100.0%		$52,108,057

†	As of October 31, 2008, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at October 31, 2008.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraEmerging Markets ProFund	October 31, 2008
(unaudited)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Bank of New York Mellon Emerging Markets 50 ADR Index terminating on 11/28/08	$29,449,935	$(297,139)
Equity Index Swap Agreement based on the Bank of New York Mellon Emerging Markets 50 ADR Index terminating on 11/28/08	40,376,085	(410,482)

UltraEmerging Markets ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2008:

Banks	7.0%
Beverages	1.4%
Building Materials	0.7%
Diversified Financial Services	1.0%
Electric	2.0%
Electronics	1.0%
Insurance	2.2%
Iron/Steel	4.0%
Media	1.0%
Mining	5.9%
Oil & Gas	11.9%
Oil & Gas Services	1.5%
Pharmaceuticals	4.0%
Semiconductors	4.2%
Software	2.4%
Telecommunications	14.1%
Other**	35.7%

UltraEmerging Markets ProFund invested, as a percentage of net assets, in securities with exposure to the following countries, as of October 31, 2008:

Argentina (a)	0.5%
Brazil	19.5%
Chile	0.9%
China	5.8%
Hong Kong	6.7%
India	4.0%
Indonesia	0.6%
Israel	4.0%
South Korea	5.8%
Mexico	5.8%
Philippines	0.3%
Russia	1.6%
South Africa	2.6%
Taiwan	5.9%
Turkey	0.3%
Other**	35.7%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed
(a)	Securities classified as Argentina are registered in Luxembourg.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraLatin America ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks † (62.8%)
America Movil S.A.B. de C.V. (Telecommunications)	10,290	$318,373
Aracruz Celulose S.A. (Forest Products & Paper)	3,430	45,619
Banco Bradesco S.A. (Banks)	39,102	457,493
Banco Itau Holding Financeira S.A. (Banks)	37,338	412,958
Banco Santander Chile S.A. (Banks)	3,136	112,269
Bancolombia S.A. (Banks)	5,586	109,095
Cemex S.A.B. de C.V.* (Building Materials)	18,032	136,322
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (Food)	4,704	140,791
Companhia de Bebidas das Americas (AmBev) (Beverages)	6,958	295,715
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) (Water)	4,606	105,938
Companhia Energetica de Minas Gerais (CEMIG) (Electric)	15,582	237,002
Companhia Siderurgica Nacional S.A. (CSN) (Iron/Steel)	19,992	271,891
Companhia Vale do Rio Doce (CVRD) (Mining)	49,000	642,880
Compania de Minas Buenaventura S.A. (Mining)	10,192	128,827
Empresa Brasileira de Aeronautica S.A. (Embraer) (Aerospace/Defense)	6,566	137,361
Empresa Nacional de Electricidad S.A. (Endesa-Chile) (Electric)	6,272	233,318
Empresas ICA S.A.B. de C.V.* (Engineering & Construction)	8,722	50,500
Enersis S.A. (Electric)	14,994	215,914
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA) (Beverages)	10,584	267,669
Gerdau S.A. (Iron/Steel)	33,222	212,953
Grupo Televisa S.A. (Media)	21,756	384,211
Net Servicos de Comunicacao S.A. (Media)	15,484	101,265
Perdigao S.A. (Food)	5,684	166,257
Petroleo Brasileiro S.A. (Oil & Gas)	31,262	840,635
Sadia S.A. (Food)	11,074	67,109
Sociedad Quimica y Minera de Chile S.A. (Chemicals)	5,782	132,408
Tele Norte Leste Participacoes S.A. (Telecommunications)	15,386	208,942
Telefonos de Mexico S.A.B. de C.V. (Telmex) (Telecommunications)	12,348	221,276
Tenaris S.A. (Iron/Steel)	10,486	215,907
Ultrapar Participacoes S.A. (Gas)	5,978	110,593
Unibanco - Uniao de Bancos Brasileiros S.A. (Banks)	4,802	302,910
Vivo Participacoes S.A. (Telecommunications)	11,598	126,882
Votorantim Celulose e Papel S.A. (Forest Products & Paper)	6,860	69,217

TOTAL COMMON STOCKS (Cost $9,501,805)		7,480,500

Preferred Stocks † (15.4%)
Companhia Vale do Rio Doce (CVRD) (Mining)	76,146	891,670
Petroleo Brasileiro S.A. (Oil & Gas)	43,022	949,495

TOTAL PREFERRED STOCKS (Cost $2,502,679)		1,841,165

	Principal Amount
Repurchase Agreements (19.4%)
Deutsche Bank, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $1,044,011 (Collateralized by $1,058,000 Federal National Mortgage Association, 5.00%, 3/15/16, market value $1,066,029)	$1,044,000	1,044,000
HSBC, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $928,010 (Collateralized by $1,035,000 Federal Home Loan Bank, 5.18%, 4/14/23, market value $949,951)	928,000	928,000
UBS, 0.06%, 11/3/08+, dated 10/31/08, with a repurchase price of $336,002 (Collateralized by $345,000 Federal Home Loan Mortgage Corp., 1.98%‡, 1/12/09, market value $343,642)	336,000	336,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,308,000)		2,308,000

TOTAL INVESTMENT SECURITIES (Cost $14,312,484)—97.6%		11,629,665
Net other assets (liabilities) — 2.4%		289,510

NET ASSETS — 100.0%		$11,919,175

†	As of October 31, 2008, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at October 31, 2008.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Bank of New York Mellon Latin America 35 ADR Index terminating on 11/28/08	$4,146,138	$(82,608)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraLatin America ProFund	October 31, 2008
(unaudited)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements, continued
Equity Index Swap Agreement based on the Bank of New York Mellon Latin America 35 ADR Index terminating on 11/28/08	$10,060,569	$(167,010)

UltraLatin America ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2008:

Aerospace/Defense	1.1%
Banks	11.6%
Beverages	4.7%
Building Materials	1.1%
Chemicals	1.1%
Electric	5.8%
Engineering & Construction	0.4%
Food	3.2%
Forest Products & Paper	1.0%
Gas	0.9%
Iron/Steel	5.9%
Media	4.0%
Mining	14.0%
Oil & Gas	15.0%
Telecommunications	7.5%
Water	0.9%
Other**	21.8%

UltraLatin America ProFund invested, as a percentage of net assets, in securities with exposure to the following countries, as of October 31, 2008:

Argentina (a)	1.8%
Brazil	57.0%
Chile	5.8%
Colombia	0.9%
Mexico	11.6%
Peru	1.1%
Other**	21.8%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
(a)	Securities classified as Argentina are registered in Luxembourg.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraChina ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks † (80.9%)
Aluminum Corp. of China, Ltd. (Mining)	7,750	$72,695
Baidu.com, Inc.* (Internet)	600	123,600
China Digital TV Holding Co., Ltd.* (Electronics)	4,150	24,859
China Eastern Airlines Corp., Ltd.* (Airlines)	1,650	21,302
China Life Insurance Co., Ltd. (Insurance)	9,750	386,295
China Medical Technologies, Inc. (Healthcare - Products)	1,700	41,429
China Mobile, Ltd. (Telecommunications)	14,400	632,016
China Nepstar Chain Drugstore, Ltd. (Retail)	6,300	26,145
China Petroleum and Chemical Corp. (Oil & Gas)	4,250	276,377
China Southern Airlines Co., Ltd.* (Airlines)	3,516	27,706
China Telecom Corp., Ltd. (Telecommunications)	5,300	186,825
China Unicom, Ltd. (Telecommunications)	26,950	388,349
CNOOC, Ltd. (Oil & Gas)	3,550	289,999
Ctrip.com International, Ltd. (Internet)	3,400	103,972
E-House China Holdings, Ltd.* (Real Estate)	4,600	31,280
Focus Media Holding, Ltd.* (Advertising)	5,700	105,621
Giant Interactive Group, Inc.* (Internet)	8,250	57,668
Guangshen Railway Co., Ltd. (Transportation)	2,400	45,960
Gushan Environmental Energy, Ltd. (Energy - Alternate Sources)	4,850	14,017
Huaneng Power International, Inc. (Electric)	3,950	77,459
Hutchison Telecommunications International, Ltd.* (Telecommunications)	5,500	89,705
JA Solar Holdings Co., Ltd.* (Energy - Alternate Sources)	7,950	38,160
LDK Solar Co., Ltd.* (Energy - Alternate Sources)	1,950	35,412
Melco Crown Entertainment, Ltd.* (Lodging)	9,650	39,565
Mindray Medical International, Ltd. (Healthcare - Products)	3,550	76,538
Netease.com, Inc.* (Internet)	3,850	86,625
New Oriental Education & Technology Group, Inc.* (Commercial Services)	1,600	102,320
Perfect World Co., Ltd.* (Internet)	2,000	37,260
PetroChina Co., Ltd. (Oil & Gas)	4,500	335,610
Renesola, Ltd.* (Semiconductors)	3,500	21,980
Shanda Interactive Entertainment, Ltd.* (Internet)	2,750	76,038
Sinopec Shanghai Petrochemical Co., Ltd. (Chemicals)	2,000	37,520
Suntech Power Holdings Co., Ltd.* (Energy - Alternate Sources)	4,200	73,500
Trina Solar, Ltd.* (Energy - Alternate Sources)	2,200	23,078
VisionChina Media, Inc.* (Advertising)	3,600	28,800
WuXi PharmaTech Cayman, Inc.* (Biotechnology)	3,550	33,228
Yanzhou Coal Mining Co., Ltd. (Coal)	10,250	63,345
Yingli Green Energy Holding Co., Ltd.* (Energy - Alternate Sources)	4,700	24,769

TOTAL COMMON STOCKS (Cost $5,230,500)		4,157,027

	Principal Amount
Repurchase Agreements (35.9%)
Deutsche Bank, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $834,009 (Collateralized by $845,000 Federal National Mortgage Association, 5.00%, 3/15/16, market value $851,413)	$834,000	834,000
HSBC, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $741,008 (Collateralized by $830,000 Federal Home Loan Bank, 5.18%, 4/14/23, market value $761,796)	741,000	741,000
UBS, 0.06%, 11/3/08+, dated 10/31/08, with a repurchase price of $268,001 (Collateralized by $275,000 Federal Home Loan Mortgage Corp., 1.98%‡, 1/12/09, market value $273,918)	268,000	268,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,843,000)		1,843,000

TOTAL INVESTMENT SECURITIES (Cost $7,073,500)—116.8%		6,000,027
Net other assets (liabilities) — (16.8)%		(861,943)

NET ASSETS — 100.0%		$5,138,084

†	As of October 31, 2008, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at October 31, 2008.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Bank of New York Mellon China Select ADR Index terminating on 11/28/08	$2,772,058	$(4,026)
Equity Index Swap Agreement based on the Bank of New York Mellon China Select ADR Index terminating on 11/28/08	3,197,027	(2,830)

UltraChina ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2008:

Advertising	2.7%

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraChina ProFund	October 31, 2008
(unaudited)

Airlines	0.9%
Biotechnology	0.7%
Chemicals	0.7%
Coal	1.2%
Commercial Services	2.0%
Electric	1.5%
Electronics	0.5%
Energy - Alternate Sources	4.1%
Healthcare - Products	2.3%
Insurance	7.5%
Internet	9.4%
Lodging	0.8%
Mining	1.4%
Oil & Gas	17.5%
Real Estate	0.6%
Retail	0.5%
Semiconductors	0.4%
Telecommunications	25.3%
Transportation	0.9%
Other**	19.1%

UltraChina ProFund invested, as a percentage of net assets, in securities with exposure to the following countries, as of October 31, 2008:

China	55.4%
Hong Kong	25.5%
Other**	19.1%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraJapan ProFund	October 31, 2008
(unaudited)

	Principal Amount	Value
Repurchase Agreements (77.2%)
Deutsche Bank, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $7,917,086 (Collateralized by $8,015,000 Federal National Mortgage Association, 5.00%, 3/15/16, market value $8,075,825)	$7,917,000	$7,917,000
HSBC, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $7,037,076 (Collateralized by $7,301,000 of various U.S. Government Agency Obligations, 2.07%‡-5.18%, 1/28/09-4/14/23, market value $7,181,430)	7,037,000	7,037,000
UBS, 0.06%, 11/3/08+, dated 10/31/08, with a repurchase price of $2,529,013 (Collateralized by $2,591,000 Federal Home Loan Mortgage Corp., 1.98%‡, 1/12/09, market value $2,580,804)	2,529,000	2,529,000

TOTAL REPURCHASE AGREEMENTS (Cost $17,483,000)		17,483,000

	Contracts
Options Purchased (NM)
Nikkei Future Put Option 5500 expiring 11/22/08	850	10,142

TOTAL OPTIONS PURCHASED (Cost $24,650)		10,142

TOTAL INVESTMENT SECURITIES (Cost $17,507,650)—77.2%		17,493,142
Net other assets (liabilities) — 22.8%		5,165,152

NET ASSETS — 100.0%		$22,658,294

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at October 31, 2008.
NM	Not meaningful, amount is less than 0.05%.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
Nikkei 225 Futures Contract expiring 12/11/08 (Underlying notional amount at value $42,993,225)	957	$(278,714)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Nikkei 225 Stock Average terminating on 11/28/08	$2,147,447	$134,974

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Bear ProFund	October 31, 2008
(unaudited)

	Principal Amount	Value
Repurchase Agreements (118.6%)
Deutsche Bank, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $59,494,645 (Collateralized by $59,807,000 of various U.S. Government Agency Obligations, 3.65%-5.00%, 6/2/10-3/15/16, market value $60,684,388)	$59,494,000	$59,494,000
HSBC, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $52,884,573 (Collateralized by $54,165,000 of various U.S. Government Agency Obligations, 1.98%‡-2.07%‡, 1/12/09-1/28/09, market value $53,942,889)	52,884,000	52,884,000
UBS, 0.06%, 11/3/08+, dated 10/31/08, with a repurchase price of $18,987,095 (Collateralized by $19,444,000 Federal Home Loan Mortgage Corp., 1.98%‡, 1/12/09, market value $19,367,482)	18,987,000	18,987,000

TOTAL REPURCHASE AGREEMENTS (Cost $131,365,000)		131,365,000

	Contracts
Options Purchased (NM)
S&P 500 Futures Call Option 1900 expiring 12/20/08	305	1,967

TOTAL OPTIONS PURCHASED (Cost $5,185)		1,967

TOTAL INVESTMENT SECURITIES (Cost $131,370,185)—118.6%		131,366,967
Net other assets (liabilities) — (18.6)%		(20,637,089)

NET ASSETS — 100.0%		$110,729,878

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at October 31, 2008.
NM	Not meaningful, amount is less than 0.05%.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
E-Mini S&P 500 Futures Contract expiring 12/19/08 (Underlying notional amount at value $8,981,750)	185	$924,916
S&P 500 Futures Contract expiring 12/19/08 (Underlying notional amount at value $21,362,000)	88	6,322,404

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the S&P 500 Index terminating on 11/28/08	$(80,286,010)	$(15,889,139)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Short Small-Cap ProFund	October 31, 2008
(unaudited)

	Principal Amount	Value
Repurchase Agreements (116.3%)
Deutsche Bank, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $3,926,043 (Collateralized by $3,976,000 Federal National Mortgage Association, 5.00%, 3/15/16, market value $4,006,173)	$3,926,000	$3,926,000
HSBC, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $3,489,038 (Collateralized by $3,613,000 of various U.S. Government Agency Obligations, 5.18%-5.50%, 7/15/11-4/14/23, market value $3,566,142)	3,489,000	3,489,000
UBS, 0.06%, 11/3/08+, dated 10/31/08, with a repurchase price of $1,256,006 (Collateralized by $1,288,000 Federal Home Loan Mortgage Corp., 1.98%‡, 1/12/09, market value $1,282,931)	1,256,000	1,256,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,671,000)		8,671,000

	Contracts
Options Purchased (NM)
Russell 2000 Futures Call Option 1000 expiring 12/20/08	260	1,378

TOTAL OPTIONS PURCHASED (Cost $3,461)		1,378

TOTAL INVESTMENT SECURITIES (Cost $8,674,461)—116.3%		8,672,378
Net other assets (liabilities) — (16.3)%		(1,217,298)

NET ASSETS — 100.0%		$7,455,080

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at October 31, 2008.
NM	Not meaningful, amount is less than 0.05%.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
Russell 2000 Mini Futures Contract expiring 12/19/08 (Underlying notional amount at value $2,952,400)	55	$406,879

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Russell 2000 Index terminating on 11/28/08	$(4,541,744)	$(926,045)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Short NASDAQ-100 ProFund	October 31, 2008
(unaudited)

	Principal Amount	Value
Repurchase Agreements (100.5%)
Deutsche Bank, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $13,555,147 (Collateralized by $13,723,000 Federal National Mortgage Association, 5.00%, 3/15/16, market value $13,827,142)	$13,555,000	$13,555,000
HSBC, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $12,049,131 (Collateralized by $12,325,000 of various U.S. Government Agency Obligations, 2.07%‡-5.50%, 1/28/09-7/15/11, market value $12,291,222)	12,049,000	12,049,000
UBS, 0.06%, 11/3/08+, dated 10/31/08, with a repurchase price of $4,326,022 (Collateralized by $4,431,000 Federal Home Loan Mortgage Corp., 1.98%‡, 1/12/09, market value $4,413,563)	4,326,000	4,326,000

TOTAL REPURCHASE AGREEMENTS (Cost $29,930,000)		29,930,000

	Contracts
Options Purchased (NM)
NASDAQ-100 Futures Call Option 2200 expiring 11/22/08	25	146

TOTAL OPTIONS PURCHASED (Cost $363)		146

TOTAL INVESTMENT SECURITIES (Cost $29,930,363)—100.5%		29,930,146
Net other assets (liabilities) — (0.5)%		(146,027)

NET ASSETS — 100.0%		$29,784,119

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at October 31, 2008.
NM	Not meaningful, amount is less than 0.05%.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
E-Mini NASDAQ-100 Futures Contract expiring 12/19/08 (Underlying notional amount at value $802,650)	30	$(22,242)
NASDAQ-100 Futures Contract expiring 12/19/08 (Underlying notional amount at value $936,425)	7	284,274

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the NASDAQ-100 Index terminating on 11/28/08	$(28,068,739)	$(671,467)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraBear ProFund	October 31, 2008
(unaudited)

	Principal Amount	Value
Repurchase Agreements (142.9%)
Deutsche Bank, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $103,779,124 (Collateralized by $104,177,000 Federal Home Loan Mortgage Corp., 3.65%, 6/2/10, market value $105,854,959)	$103,778,000	$103,778,000
HSBC, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $92,247,999 (Collateralized by $149,212,000 of various U.S. Government Agency Obligations, 1.98%‡-5.46%‡, 1/12/09-5/15/30, market value $94,093,272)	92,247,000	92,247,000
UBS, 0.06%, 11/3/08+, dated 10/31/08, with a repurchase price of $33,117,166 (Collateralized by $33,914,000 Federal Home Loan Mortgage Corp., 1.98%‡, 1/12/09, market value $33,780,539)	33,117,000	33,117,000

TOTAL REPURCHASE AGREEMENTS (Cost $229,142,000)		229,142,000

	Contracts
Options Purchased (NM)
S&P 500 Futures Call Option 1900 expiring 12/20/08	575	3,709

TOTAL OPTIONS PURCHASED (Cost $9,775)		3,709

TOTAL INVESTMENT SECURITIES (Cost $229,151,775)—142.9%		229,145,709
Net other assets (liabilities) — (42.9)%		(68,776,050)

NET ASSETS — 100.0%		$160,369,659

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at October 31, 2008.
NM	Not meaningful, amount is less than 0.05%.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring 12/19/08 (Underlying notional amount at value $93,750,050)	1,931	$234,753
Futures Contracts Sold
S&P 500 Futures Contract expiring 12/19/08 (Underlying notional amount at value $113,121,500)	466	33,480,003

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the S&P 500 Index terminating on 11/28/08	$(299,790,810)	$(50,737,358)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort Mid-Cap ProFund	October 31, 2008
(unaudited)

	Principal Amount	Value
Repurchase Agreements (147.3%)
Deutsche Bank, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $5,068,055 (Collateralized by $5,132,000 Federal National Mortgage Association, 5.00%, 3/15/16, market value $5,170,946)	$5,068,000	$5,068,000
HSBC, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $4,505,049 (Collateralized by $4,636,000 of various U.S. Government Agency Obligations, 2.58%‡-5.50%, 4/27/09-4/14/23, market value $4,598,113)	4,505,000	4,505,000
UBS, 0.06%, 11/3/08+, dated 10/31/08, with a repurchase price of $1,620,008 (Collateralized by $1,661,000 Federal Home Loan Mortgage Corp., 1.98%‡, 1/12/09, market value $1,654,464)	1,620,000	1,620,000

TOTAL REPURCHASE AGREEMENTS (Cost $11,193,000)		11,193,000

	Contracts
Options Purchased (NM)
S&P MidCap 400 Futures Call Option 1100 expiring 11/22/08	40	328

TOTAL OPTIONS PURCHASED (Cost $1,180)		328

TOTAL INVESTMENT SECURITIES (Cost $11,194,180)—147.3%		11,193,328
Net other assets (liabilities) — (47.3)%		(3,594,739)

NET ASSETS — 100.0%		$7,598,589

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at October 31, 2008.
NM	Not meaningful, amount is less than 0.05%.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini S&P MidCap 400 Futures Contract expiring 12/19/08 (Underlying notional amount at value $7,087,500)	125	$(29,456)
Futures Contracts Sold
S&P MidCap 400 Futures Contract expiring 12/19/08 (Underlying notional amount at value $7,654,500)	27	2,847,704

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the S&P MidCap 400 Index terminating on 11/28/08	$(12,845,472)	$(2,522,002)
Equity Index Swap Agreement based on the S&P MidCap 400 Index terminating on 11/28/08	(1,922,696)	(299,819)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort Small-Cap ProFund	October 31, 2008
(unaudited)

	Principal Amount	Value
Repurchase Agreements (84.7%)
Deutsche Bank, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $22,996,249 (Collateralized by $23,237,000 of various U.S. Government Agency Obligations, 3.65%-5.00%, 6/2/10-3/15/16, market value $23,456,529)	$22,996,000	$22,996,000
HSBC, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $20,441,221 (Collateralized by $20,891,000 of various U.S. Government Agency Obligations, 0.93%‡-5.50%, 12/8/08-4/14/23, market value $20,854,789)	20,441,000	20,441,000
UBS, 0.06%, 11/3/08+, dated 10/31/08, with a repurchase price of $7,342,037 (Collateralized by $7,520,000 Federal Home Loan Mortgage Corp., 1.98%‡, 1/12/09, market value $7,490,407)	7,342,000	7,342,000

TOTAL REPURCHASE AGREEMENTS (Cost $50,779,000)		50,779,000

	Contracts
Options Purchased (NM)
Russell 2000 Futures Call Option 1000 expiring 12/20/08	375	1,988
Russell 2000 Futures Call Option 1100 expiring 12/20/08	500	2,850

TOTAL OPTIONS PURCHASED (Cost $11,288)		4,838

TOTAL INVESTMENT SECURITIES (Cost $50,790,288)—84.7%		50,783,838
Net other assets (liabilities) — 15.3%		9,154,249

NET ASSETS — 100.0%		$59,938,087

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at October 31, 2008.
NM	Not meaningful, amount is less than 0.05%.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
Russell 2000 Mini Futures Contract expiring 12/19/08 (Underlying notional amount at value $91,256,000)	1,700	$6,829,250

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Russell 2000 Index terminating on 11/28/08	$(29,035,637)	$(4,054,963)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort Dow 30 ProFund	October 31, 2008
(unaudited)

	Principal Amount	Value
Repurchase Agreements (97.3%)
Deutsche Bank, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $6,116,066 (Collateralized by $6,192,000 Federal National Mortgage Association, 5.00%, 3/15/16, market value $6,238,990)	$6,116,000	$6,116,000
HSBC, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $5,437,059 (Collateralized by $5,651,000 of various U.S. Government Agency Obligations, 2.58%‡-5.18%, 4/27/09-4/14/23, market value $5,549,311)	5,437,000	5,437,000
UBS, 0.06%, 11/3/08+, dated 10/31/08, with a repurchase price of $1,955,010 (Collateralized by $2,003,000 Federal Home Loan Mortgage Corp., 1.98%‡, 1/12/09, market value $1,995,118)	1,955,000	1,955,000

TOTAL REPURCHASE AGREEMENTS (Cost $13,508,000)		13,508,000

	Contracts
Options Purchased (NM)
E-Mini Dow Jones Futures Call Option 14000 expiring 11/22/08	550	3,208

TOTAL OPTIONS PURCHASED (Cost $6,875)		3,208

TOTAL INVESTMENT SECURITIES (Cost $13,514,875)—97.3%		13,511,208
Net other assets (liabilities) — 2.7%		373,274

NET ASSETS — 100.0%		$13,884,482

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at October 31, 2008.
NM	Not meaningful, amount is less than 0.05%.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
E-Mini Dow Jones Futures Contract expiring 12/19/08 (Underlying notional amount at value $23,799,150)	510	$4,069,585

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones Industrial Average terminating on 11/28/08	$(4,057,283)	$(805,413)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort NASDAQ-100 ProFund	October 31, 2008
(unaudited)

	Principal Amount	Value
Repurchase Agreements (138.8%)
Deutsche Bank, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $42,930,465 (Collateralized by $43,230,000 of various U.S. Government Agency Obligations, 3.65%-5.00%, 6/2/10-3/15/16, market value $43,789,619)	$42,930,000	$42,930,000
HSBC, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $38,160,413 (Collateralized by $39,215,000 of various U.S. Government Agency Obligations, 0.93%‡-5.18%, 12/8/08-4/14/23, market value $38,927,744)	38,160,000	38,160,000
UBS, 0.06%, 11/3/08+, dated 10/31/08, with a repurchase price of $13,703,069 (Collateralized by $14,034,000 Federal Home Loan Mortgage Corp., 1.98%‡, 1/12/09, market value $13,978,772)	13,703,000	13,703,000

TOTAL REPURCHASE AGREEMENTS (Cost $94,793,000)		94,793,000

	Contracts
Options Purchased (NM)
NASDAQ-100 Futures Call Option 2200 expiring 11/22/08	135	787

TOTAL OPTIONS PURCHASED (Cost $1,958)		787

TOTAL INVESTMENT SECURITIES (Cost $94,794,958)—138.8%		94,793,787
Net other assets (liabilities) — (38.8)%		(26,495,827)

NET ASSETS — 100.0%		$68,297,960

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at October 31, 2008.
NM	Not meaningful, amount is less than 0.05%.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini NASDAQ-100 Futures Contract expiring 12/19/08 (Underlying notional amount at value $25,015,925)	935	$535,842
Futures Contracts Sold
NASDAQ-100 Futures Contract expiring 12/19/08 (Underlying notional amount at value $25,015,925)	187	7,594,164

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the NASDAQ-100 Index terminating on 11/28/08	$(138,935,990)	$(19,306,990)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort International ProFund	October 31, 2008
(unaudited)

	Principal Amount	Value
Repurchase Agreements (156.4%)
Deutsche Bank, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $18,628,202 (Collateralized by $18,859,000 Federal National Mortgage Association, 5.00%, 3/15/16, market value $19,002,119)	$18,628,000	$18,628,000
HSBC, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $16,558,179 (Collateralized by $16,976,000 Federal National Mortgage Association, 2.07%‡, 1/28/09, market value $16,890,762)	16,558,000	16,558,000
UBS, 0.06%, 11/3/08+, dated 10/31/08, with a repurchase price of $5,948,030 (Collateralized by $6,092,000 Federal Home Loan Mortgage Corp., 1.98%‡, 1/12/09, market value $6,068,026)	5,948,000	5,948,000

TOTAL REPURCHASE AGREEMENTS (Cost $41,134,000)		41,134,000

TOTAL INVESTMENT SECURITIES (Cost $41,134,000)—156.4%		41,134,000
Net other assets (liabilities) — (56.4)%		(14,835,987)

NET ASSETS — 100.0%		$26,298,013

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at October 31, 2008.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
E-Mini MSCI EAFE Futures Contract expiring 12/19/08 (Underlying notional amount at value $2,926,750)	46	$(296,739)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE) terminating on 11/28/08	$(49,736,123)	$(14,876,072)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort Emerging Markets ProFund	October 31, 2008
(unaudited)

	Principal Amount	Value
Repurchase Agreements (131.7%)
Deutsche Bank, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $17,993,195 (Collateralized by $18,216,000 Federal National Mortgage Association, 5.00%, 3/15/16, market value $18,354,239)	$17,993,000	$17,993,000
HSBC, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $15,994,173 (Collateralized by $16,475,000 of various U.S. Government Agency Obligations, 2.07%‡-5.18%, 1/28/09-4/14/23, market value $16,317,449)	15,994,000	15,994,000
UBS, 0.06%, 11/3/08+, dated 10/31/08, with a repurchase price of $5,745,029 (Collateralized by $5,885,000 Federal Home Loan Mortgage Corp., 1.98%‡, 1/12/09, market value $5,861,841)	5,745,000	5,745,000

TOTAL REPURCHASE AGREEMENTS (Cost $39,732,000)		39,732,000

TOTAL INVESTMENT SECURITIES (Cost $39,732,000)—131.7%		39,732,000
Net other assets (liabilities) — (31.7)%		(9,564,622)

NET ASSETS — 100.0%		$30,167,378

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at October 31, 2008.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
E-Mini MSCI Emerging Markets Futures Contract expiring 12/19/08 (Underlying notional amount at value $579,800)	20	$(19,520)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Bank of New York Mellon Emerging Markets 50 ADR Index terminating on 11/28/08	$(57,665,552)	$(7,497,573)
Equity Index Swap Agreement based on the Bank of New York Mellon Emerging Markets 50 ADR Index terminating on 11/28/08	(3,908,571)	(866,626)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort Latin America ProFund	October 31, 2008
(unaudited)

	Principal Amount	Value
Repurchase Agreements (140.9%)
Deutsche Bank, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $4,540,049 (Collateralized by $4,597,000 Federal National Mortgage Association, 5.00%, 3/15/16, market value $4,631,886)	$4,540,000	$4,540,000
HSBC, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $4,035,044 (Collateralized by $4,261,000 of various U.S. Government Agency Obligations, 2.58%‡-5.50%, 4/27/09-4/14/23, market value $4,121,374)	4,035,000	4,035,000
UBS, 0.06%, 11/3/08+, dated 10/31/08, with a repurchase price of $1,452,007 (Collateralized by $1,488,000 Federal Home Loan Mortgage Corp., 1.98%‡, 1/12/09, market value $1,482,144)	1,452,000	1,452,000

TOTAL REPURCHASE AGREEMENTS (Cost $10,027,000)		10,027,000

TOTAL INVESTMENT SECURITIES (Cost $10,027,000)—140.9%		10,027,000
Net other assets (liabilities) — (40.9)%		(2,912,032)

NET ASSETS — 100.0%		$7,114,968

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at October 31, 2008.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Bank of New York Mellon Latin America 35 ADR Index terminating on 11/28/08	$(6,842,757)	$(687,554)
Equity Index Swap Agreement based on the Bank of New York Mellon Latin America 35 ADR Index terminating on 11/28/08	(7,596,864)	(1,131,797)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort China ProFund	October 31, 2008
(unaudited)

	Principal Amount	Value
Repurchase Agreements (160.6%)
Deutsche Bank, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $2,565,028 (Collateralized by $2,598,000 Federal National Mortgage Association, 5.00%, 3/15/16, market value $2,617,716)	$2,565,000	$2,565,000
HSBC, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $2,280,025 (Collateralized by $2,384,000 of various U.S. Government Agency Obligations, 5.18%-5.50%, 7/15/11-4/14/23, market value $2,332,029)	2,280,000	2,280,000
UBS, 0.06%, 11/3/08+, dated 10/31/08, with a repurchase price of $822,004 (Collateralized by $843,000 Federal Home Loan Mortgage Corp., 1.98%‡, 1/12/09, market value $839,683)	822,000	822,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,667,000)		5,667,000

TOTAL INVESTMENT SECURITIES (Cost $5,667,000)—160.6%		5,667,000
Net other assets (liabilities) — (60.6)%		(2,138,193)

NET ASSETS — 100.0%		$3,528,807

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at October 31, 2008.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Bank of New York Mellon China Select ADR Index terminating on 11/28/08	$(5,956,708)	$(574,054)
Equity Index Swap Agreement based on the Bank of New York Mellon China Select ADR Index terminating on 11/28/08	(1,244,979)	(267,649)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort Japan ProFund	October 31, 2008
(unaudited)

	Principal Amount	Value
Repurchase Agreements (78.1%)
Deutsche Bank, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $3,587,039 (Collateralized by $3,632,000 Federal National Mortgage Association, 5.00%, 3/15/16, market value $3,659,563)	$3,587,000	$3,587,000
HSBC, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $3,188,035 (Collateralized by $3,304,000 of various U.S. Government Agency Obligations, 2.58%‡-5.18%, 4/27/09-4/14/23, market value $3,253,478)	3,188,000	3,188,000
UBS, 0.06%, 11/3/08+, dated 10/31/08, with a repurchase price of $1,148,006 (Collateralized by $1,177,000 Federal Home Loan Mortgage Corp., 1.98%‡, 1/12/09, market value $1,172,368)	1,148,000	1,148,000

TOTAL REPURCHASE AGREEMENTS (Cost $7,923,000)		7,923,000

	Contracts
Options Purchased (0.1%)
Nikkei 225 Futures Call Option 13000 expiring 11/22/08	600	8,750

TOTAL OPTIONS PURCHASED (Cost $17,400)		8,750

TOTAL INVESTMENT SECURITIES (Cost $7,940,400)—78.2%		7,931,750
Net other assets (liabilities) — 21.8%		2,212,612

NET ASSETS — 100.0%		$10,144,362

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at October 31, 2008.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
Nikkei 225 Futures Contract expiring 12/11/08 (Underlying notional amount at value $19,632,225)	437	$6,811,723

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Nikkei 225 Stock Average terminating on 11/28/08	$(745,594)	$(151,249)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Banks UltraSector ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks (70.8%)
Associated Banc-Corp (Banks)	1,308	$28,855
Astoria Financial Corp. (Savings & Loans)	981	18,659
BancorpSouth, Inc. (Banks)	872	21,163
Bank of America Corp. (Banks)	53,846	1,301,458
Bank of Hawaii Corp. (Banks)	545	27,637
BB&T Corp. (Banks)	5,886	211,013
BOK Financial Corp. (Banks)	218	10,429
Cathay Bancorp, Inc. (Banks)	545	13,342
Citigroup, Inc. (Diversified Financial Services)	58,533	798,975
Citizens Republic Bancorp, Inc. (Banks)	981	2,894
City National Corp. (Banks)	436	23,339
Comerica, Inc. (Banks)	1,635	45,110
Commerce Bancshares, Inc. (Banks)	654	30,921
Cullen/Frost Bankers, Inc. (Banks)	545	30,504
Dime Community Bancshares, Inc. (Savings & Loans)	327	5,461
East West Bancorp, Inc. (Banks)	654	11,347
F.N.B. Corp. (Banks)	872	11,423
Fifth Third Bancorp (Banks)	5,668	61,498
First BanCorp (Banks)	872	8,912
First Horizon National Corp. (Banks)	2,180	25,964
First Midwest Bancorp, Inc. (Banks)	545	12,104
First Niagara Financial Group, Inc. (Savings & Loans)	1,199	18,908
FirstMerit Corp. (Banks)	763	17,793
Frontier Financial Corp. (Banks)	545	3,630
Fulton Financial Corp. (Banks)	1,853	19,457
Guaranty Financial Group, Inc.* (Savings & Loans)	436	885
Hancock Holding Co. (Banks)	327	14,440
Hudson City Bancorp, Inc. (Savings & Loans)	5,123	96,364
Huntington Bancshares, Inc. (Banks)	3,924	37,082
International Bancshares Corp. (Banks)	545	14,154
J.P. Morgan Chase & Co. (Diversified Financial Services)	37,060	1,528,725
KeyCorp (Banks)	5,341	65,320
M&T Bank Corp. (Banks)	872	70,719
Marshall & Ilsley Corp. (Banks)	2,616	47,167
National City Corp. (Banks)	6,867	18,541
New York Community Bancorp (Savings & Loans)	3,706	58,036
NewAlliance Bancshares, Inc. (Savings & Loans)	1,090	15,042
Northern Trust Corp. (Banks)	2,398	135,031
Old National Bancorp (Banks)	763	14,451
Pacific Capital Bancorp (Banks)	545	10,704
PacWest Bancorp (Banks)	327	8,172
Park National Corp. (Banks)	109	7,930
People’s United Financial, Inc. (Banks)	1,853	32,428
PNC Financial Services Group (Banks)	3,706	247,079
Popular, Inc. (Banks)	2,725	20,710
Prosperity Bancshares, Inc. (Banks)	545	18,099
Provident Bankshares Corp. (Banks)	327	3,489
Provident Financial Services, Inc. (Savings & Loans)	654	9,588
Regions Financial Corp. (Banks)	7,521	83,408
South Financial Group, Inc. (Banks)	763	4,433
Sovereign Bancorp, Inc.* (Savings & Loans)	5,886	17,069
Sterling Bancshares, Inc. (Banks)	763	6,073
Sterling Financial Corp. (Savings & Loans)	545	4,627
SunTrust Banks, Inc. (Banks)	3,815	153,134
Susquehanna Bancshares, Inc. (Banks)	872	13,507
SVB Financial Group* (Banks)	327	16,824
Synovus Financial Corp. (Banks)	2,943	30,401
TCF Financial Corp. (Banks)	1,308	23,204
The Colonial BancGroup, Inc. (Banks)	2,180	8,916
TrustCo Bank Corp. NY (Banks)	763	9,286
Trustmark Corp. (Banks)	545	11,183
U.S. Bancorp (Banks)	18,530	552,379
UCBH Holdings, Inc. (Banks)	1,199	6,331
UMB Financial Corp. (Banks)	327	14,823
Umpqua Holdings Corp. (Banks)	654	11,131
United Bankshares, Inc. (Banks)	436	13,908
United Community Banks, Inc. (Banks)	545	7,150
Valley National Bancorp (Banks)	1,308	24,852
Wachovia Corp. (Banks)	23,217	148,821
Washington Federal, Inc. (Savings & Loans)	981	17,285
Webster Financial Corp. (Banks)	545	10,104
Wells Fargo & Co. (Banks)	33,463	1,139,415
Westamerica Bancorp (Banks)	327	18,721
Whitney Holding Corp. (Banks)	654	12,426
Wilmington Trust Corp. (Banks)	763	22,020
Wintrust Financial Corp. (Banks)	218	5,581
Zions Bancorp (Banks)	1,199	45,694

TOTAL COMMON STOCKS (Cost $6,475,340)		7,667,658

	Principal Amount
Repurchase Agreements (33.6%)
Deutsche Bank, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $1,647,018 (Collateralized by $1,668,000 Federal National Mortgage Association, 5.00%, 3/15/16, market value $1,680,658)	$1,647,000	1,647,000
HSBC, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $1,464,016 (Collateralized by $1,609,000 of various U.S. Government Agency Obligations, 5.18%-5.50%, 7/15/11-4/14/23, market value $1,497,539)	1,464,000	1,464,000

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Banks UltraSector ProFund	October 31, 2008
(unaudited)

	Principal Amount	Value
Repurchase Agreements, continued
UBS, 0.06%, 11/3/08+, dated 10/31/08, with a repurchase price of $529,003 (Collateralized by $543,000 Federal Home Loan Mortgage Corp., 1.98%‡, 1/12/09, market value $540,863)	$529,000	$529,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,640,000)		3,640,000

TOTAL INVESTMENT SECURITIES (Cost $10,115,340)—104.4%		11,307,658
Net other assets (liabilities) — (4.4)%		(477,938)

NET ASSETS — 100.0%		$10,829,720

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at October 31, 2008.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Banks Index terminating on 11/24/08	$8,569,110	$277,926

Banks UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2008:

Banks	46.8%
Diversified Financial Services	21.5%
Savings & Loans	2.5%
Other**	29.2%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Basic Materials UltraSector ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks (66.9%)
AbitibiBowater, Inc.* (Forest Products & Paper)	3,667	$7,151
Air Products & Chemicals, Inc. (Chemicals)	13,703	796,555
Airgas, Inc. (Chemicals)	5,018	192,491
AK Steel Holding Corp. (Iron/Steel)	7,720	107,462
Albemarle Corp. (Chemicals)	6,369	155,085
Alcoa, Inc. (Mining)	56,163	646,436
Allegheny Technologies, Inc. (Iron/Steel)	6,562	174,155
Alpha Natural Resources, Inc.* (Coal)	4,825	172,590
Arch Coal, Inc. (Coal)	9,843	210,739
Ashland, Inc. (Chemicals)	3,860	87,197
Avery Dennison Corp. (Household Products/Wares)	6,562	229,801
Cabot Corp. (Chemicals)	3,474	91,887
Carpenter Technology Corp. (Iron/Steel)	3,281	59,386
Celanese Corp. - Series A (Chemicals)	10,422	144,449
Century Aluminum Co.* (Mining)	2,509	31,538
CF Industries Holdings, Inc. (Chemicals)	3,860	247,773
Chemtura Corp. (Chemicals)	16,598	28,715
Cliffs Natural Resources, Inc. (Iron/Steel)	7,334	197,945
Coeur d’Alene Mines Corp.* (Mining)	38,021	27,375
Commercial Metals Co. (Metal Fabricate/Hardware)	7,913	87,834
Compass Minerals International, Inc. (Mining)	2,316	127,218
CONSOL Energy, Inc. (Coal)	12,738	399,846
Cytec Industries, Inc. (Chemicals)	3,281	92,918
Domtar Corp.* (Forest Products & Paper)	33,968	84,241
E.I. du Pont de Nemours & Co. (Chemicals)	62,146	1,988,672
Eastman Chemical Co. (Chemicals)	5,018	202,677
Ecolab, Inc. (Chemicals)	12,159	453,044
Ferro Corp. (Chemicals)	3,088	47,802
FMC Corp. (Chemicals)	5,211	226,887
Foundation Coal Holdings, Inc. (Coal)	3,088	64,107
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	26,248	763,817
Fuller (H.B.) Co. (Chemicals)	3,281	57,975
Hecla Mining Co.* (Mining)	11,001	27,393
Hercules, Inc. (Chemicals)	7,913	133,018
Huntsman Corp. (Chemicals)	6,562	66,276
International Coal Group, Inc.* (Coal)	7,334	34,323
International Flavors & Fragrances, Inc. (Chemicals)	5,404	172,280
International Paper Co. (Forest Products & Paper)	29,722	511,813
Intrepid Potash, Inc.* (Chemicals)	2,316	50,350
Kaiser Aluminum Corp. (Mining)	1,158	38,862
Lubrizol Corp. (Chemicals)	4,825	181,324
Massey Energy Co. (Coal)	5,790	133,691
Minerals Technologies, Inc. (Chemicals)	1,351	76,683
Neenah Paper, Inc. (Forest Products & Paper)	965	8,714
Newmont Mining Corp. (Mining)	29,915	787,961
Nucor Corp. (Iron/Steel)	19,686	797,480
Olin Corp. (Chemicals)	4,632	84,117
OM Group, Inc.* (Chemicals)	2,123	45,305
Patriot Coal Corp.* (Coal)	3,667	58,049
Peabody Energy Corp. (Coal)	18,721	646,062
PPG Industries, Inc. (Chemicals)	11,387	564,567
Praxair, Inc. (Chemicals)	21,809	1,420,856
Reliance Steel & Aluminum Co. (Iron/Steel)	4,439	111,153
Rockwood Holdings, Inc.* (Chemicals)	3,088	38,137
Rohm & Haas Co. (Chemicals)	8,492	597,412
RPM, Inc. (Chemicals)	9,071	128,808
RTI International Metals, Inc.* (Mining)	1,544	24,380
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	1,544	41,580
Schulman (A.), Inc. (Chemicals)	1,544	27,653
Sensient Technologies Corp. (Chemicals)	3,281	82,780
Sigma-Aldrich Corp. (Chemicals)	7,527	330,134
Southern Copper Corp. (Mining)	15,247	221,996
Steel Dynamics, Inc. (Iron/Steel)	13,896	165,640
Stillwater Mining Co.* (Mining)	3,088	12,228
Terra Industries, Inc. (Chemicals)	6,369	140,054
The Dow Chemical Co. (Chemicals)	64,269	1,714,054
The Mosaic Co. (Chemicals)	10,036	395,519
Titanium Metals Corp. (Mining)	6,755	62,889
Tredegar Corp. (Miscellaneous Manufacturing)	1,737	25,569
United States Steel Corp. (Iron/Steel)	8,106	298,949
USEC, Inc.* (Mining)	7,527	31,087
Valspar Corp. (Chemicals)	6,369	130,246
W.R. Grace & Co.* (Chemicals)	4,246	38,256
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	3,474	32,169
Worthington Industries, Inc. (Metal Fabricate/Hardware)	4,439	53,579
Zep, Inc. (Chemicals)	1,351	28,439

TOTAL COMMON STOCKS (Cost $19,026,576)		18,777,603

	Principal Amount
Repurchase Agreements (35.0%)
Deutsche Bank, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $4,454,048 (Collateralized by $4,510,000 Federal National Mortgage Association, 5.00%, 3/15/16, market value $4,544,226)	$4,454,000	4,454,000
HSBC, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $3,959,043 (Collateralized by $4,164,000 of various U.S. Government Agency Obligations, 2.58%‡-5.18%, 4/27/09-4/14/23, market value $4,040,368)	3,959,000	3,959,000

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Basic Materials UltraSector ProFund	October 31, 2008
(unaudited)

	Principal Amount	Value
Repurchase Agreements, continued
UBS, 0.06%, 11/3/08+, dated 10/31/08, with a repurchase price of $1,424,007 (Collateralized by $1,460,000 Federal Home Loan Mortgage Corp., 1.98%‡, 1/12/09, market value $1,454,254)	$1,424,000	$1,424,000

TOTAL REPURCHASE AGREEMENTS (Cost $9,837,000)		9,837,000

TOTAL INVESTMENT SECURITIES (Cost $28,863,576)—101.9%		28,614,603
Net other assets (liabilities) — (1.9)%		(533,685)

NET ASSETS — 100.0%		$28,080,918

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at October 31, 2008.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Basic Materials Index terminating on 11/24/08	$23,417,039	$284,161

Basic Materials UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2008:

Chemicals	40.2%
Coal	6.1%
Forest Products & Paper	2.2%
Household Products/Wares	0.8%
Iron/Steel	7.0%
Metal Fabricate/Hardware	0.5%
Mining	10.0%
Miscellaneous Manufacturing	0.1%
Other**	33.1%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Biotechnology UltraSector ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks (66.6%)
Abraxis BioScience, Inc.* (Biotechnology)	520	$32,937
Affymetrix, Inc.* (Biotechnology)	6,760	24,944
Alexion Pharmaceuticals, Inc.* (Biotechnology)	7,540	307,255
Amgen, Inc.* (Biotechnology)	102,440	6,135,132
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	13,260	135,385
Biogen Idec, Inc.* (Biotechnology)	28,340	1,205,867
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	9,620	176,238
Celera Corp.* (Biotechnology)	7,540	85,277
Celgene Corp.* (Biotechnology)	43,940	2,823,584
Charles River Laboratories International, Inc.* (Biotechnology)	6,500	232,895
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	5,460	138,629
CV Therapeutics, Inc.* (Pharmaceuticals)	5,460	50,942
Enzo Biochem, Inc.* (Biotechnology)	3,640	21,003
Enzon Pharmaceuticals, Inc.* (Biotechnology)	3,640	18,091
Gen-Probe, Inc.* (Healthcare - Products)	5,200	244,712
Genentech, Inc.* (Biotechnology)	44,980	3,730,641
Genzyme Corp.* (Biotechnology)	23,040	1,679,155
Gilead Sciences, Inc.* (Pharmaceuticals)	89,180	4,088,903
Human Genome Sciences, Inc.* (Biotechnology)	13,000	41,990
Illumina, Inc.* (Biotechnology)	10,920	336,664
ImClone Systems, Inc.* (Pharmaceuticals)	5,980	411,185
Incyte Genomics, Inc.* (Biotechnology)	9,100	37,765
InterMune, Inc.* (Biotechnology)	3,120	45,958
Invitrogen Corp.* (Biotechnology)	8,840	254,504
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	8,840	124,290
Medarex, Inc.* (Pharmaceuticals)	12,220	85,907
Myriad Genetics, Inc.* (Biotechnology)	4,420	278,858
Nektar Therapeutics* (Biotechnology)	8,840	48,885
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	5,460	147,311
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	5,460	207,207
PDL BioPharma, Inc. (Biotechnology)	11,440	111,540
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	5,980	115,414
Savient Pharmaceuticals, Inc.* (Biotechnology)	5,200	24,752
Techne Corp. (Healthcare - Products)	3,640	251,233
United Therapeutics Corp.* (Pharmaceuticals)	2,080	181,438
Vertex Pharmaceuticals, Inc.* (Biotechnology)	13,520	354,359

TOTAL COMMON STOCKS (Cost $16,893,431)		24,190,850

	Principal Amount
Repurchase Agreements (32.4%)
Deutsche Bank, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $5,327,058 (Collateralized by $5,394,000 Federal National Mortgage Association, 5.00%, 3/15/16, market value $5,434,934)	$5,327,000	5,327,000
HSBC, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $4,735,051 (Collateralized by $4,760,000 Federal Farm Mortgage Corp., 5.50%, 7/15/11, market value $4,830,517)	4,735,000	4,735,000
UBS, 0.06%, 11/3/08+, dated 10/31/08, with a repurchase price of $1,703,009 (Collateralized by $1,745,000 Federal Home Loan Mortgage Corp., 1.98%‡, 1/12/09, market value $1,738,133)	1,703,000	1,703,000

TOTAL REPURCHASE AGREEMENTS (Cost $11,765,000)		11,765,000

TOTAL INVESTMENT SECURITIES (Cost $28,658,431)—99.0%		35,955,850
Net other assets (liabilities) — 1.0%		352,487

NET ASSETS — 100.0%		$36,308,337

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at October 31, 2008.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Biotechnology Index terminating on 11/24/08	$29,928,031	$136,824

Biotechnology UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2008:

Biotechnology	49.4%
Healthcare - Products	1.4%
Pharmaceuticals	15.8%
Other**	33.4%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Consumer Goods UltraSector ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks (55.8%)
Acco Brands Corp.* (Household Products/Wares)	45	$127
Activision Blizzard, Inc.* (Software)	531	6,616
Alberto-Culver Co. (Cosmetics/Personal Care)	81	2,084
Altria Group, Inc. (Agriculture)	1,836	35,233
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	45	162
Anheuser-Busch Cos., Inc. (Beverages)	639	39,637
Archer-Daniels-Midland Co. (Agriculture)	522	10,821
ArvinMeritor, Inc. (Auto Parts & Equipment)	63	373
Avon Products, Inc. (Cosmetics/Personal Care)	378	9,386
Black & Decker Corp. (Hand/Machine Tools)	54	2,734
Blyth, Inc. (Household Products/Wares)	27	232
BorgWarner, Inc. (Auto Parts & Equipment)	108	2,427
Briggs & Stratton Corp. (Machinery - Diversified)	45	709
Brown-Forman Corp. (Beverages)	81	3,677
Brunswick Corp. (Leisure Time)	81	281
Bunge, Ltd.ADR (Agriculture)	108	4,148
Callaway Golf Co. (Leisure Time)	63	659
Campbell Soup Co. (Food)	207	7,856
Carter’s, Inc.* (Apparel)	54	1,147
Centex Corp. (Home Builders)	108	1,323
Central European Distribution Corp.* (Distribution/Wholesale)	36	1,036
Champion Enterprises, Inc.* (Home Builders)	72	135
Chiquita Brands International, Inc.* (Food)	36	491
Church & Dwight, Inc. (Household Products/Wares)	63	3,723
Clorox Co. (Household Products/Wares)	126	7,662
Coach, Inc.* (Apparel)	297	6,118
Coca-Cola Co. (Beverages)	1,899	83,670
Coca-Cola Enterprises, Inc. (Beverages)	288	2,894
Colgate-Palmolive Co. (Cosmetics/Personal Care)	450	28,242
ConAgra Foods, Inc. (Food)	405	7,055
Constellation Brands, Inc.* (Beverages)	171	2,144
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	54	412
Corn Products International, Inc. (Food)	63	1,532
Crocs, Inc.* (Apparel)	72	181
D.R. Horton, Inc. (Home Builders)	243	1,793
Darling International, Inc.* (Environmental Control)	72	543
Dean Foods Co.* (Food)	135	2,951
Deckers Outdoor Corp.* (Apparel)	9	764
Del Monte Foods Co. (Food)	180	1,136
Dr. Pepper Snapple Group, Inc.* (Beverages)	225	5,153
Eastman Kodak Co. (Miscellaneous Manufacturing)	252	2,313
Electronic Arts, Inc.* (Software)	288	6,561
Energizer Holdings, Inc.* (Electrical Components & Equipment)	54	2,638
Ethan Allen Interiors, Inc. (Home Furnishings)	27	483
Flowers Foods, Inc. (Food)	72	2,135
Ford Motor Co.* (Auto Manufacturers)	1,809	3,962
Fossil, Inc.* (Household Products/Wares)	45	817
Fresh Del Monte Produce, Inc.ADR* (Food)	45	950
Furniture Brands International, Inc. (Home Furnishings)	36	205
Garmin, Ltd.ADR* (Electronics)	108	2,425
General Mills, Inc. (Food)	288	19,509
General Motors Corp. (Auto Manufacturers)	441	2,549
Gentex Corp. (Electronics)	126	1,208
Genuine Parts Co. (Distribution/Wholesale)	144	5,666
Hanesbrands, Inc.* (Apparel)	81	1,415
Hansen Natural Corp.* (Beverages)	63	1,595
Harley-Davidson, Inc. (Leisure Time)	216	5,288
Harman International Industries, Inc. (Home Furnishings)	54	992
Hasbro, Inc. (Toys/Games/Hobbies)	108	3,140
Heinz (H.J.) Co. (Food)	279	12,226
Herbalife, Ltd.ADR (Pharmaceuticals)	54	1,319
Herman Miller, Inc. (Office Furnishings)	54	1,188
HNI Corp. (Office Furnishings)	27	495
Hormel Foods Corp. (Food)	63	1,780
Hovnanian Enterprises, Inc. - Class A* (Home Builders)	54	232
Interface, Inc. - Class A (Office Furnishings)	45	317
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	27	604
Jarden Corp.* (Household Products/Wares)	63	1,121
JM Smucker Co. (Food)	45	2,005
Johnson Controls, Inc. (Auto Parts & Equipment)	522	9,255
Jones Apparel Group, Inc. (Apparel)	72	800
KB Home (Home Builders)	63	1,052
Kellogg Co. (Food)	216	10,891
Kimberly-Clark Corp. (Household Products/Wares)	369	22,616
Kraft Foods, Inc. (Food)	1,197	34,881
La-Z-Boy, Inc. (Home Furnishings)	45	260
Lancaster Colony Corp. (Miscellaneous Manufacturing)	18	568
Lear Corp.* (Auto Parts & Equipment)	54	109
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	144	2,500
Lennar Corp. - Class A (Home Builders)	117	906
Liz Claiborne, Inc. (Apparel)	81	660
LKQ Corp.* (Distribution/Wholesale)	117	1,339
Lorillard, Inc. (Agriculture)	153	10,077

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Consumer Goods UltraSector Profund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
M.D.C. Holdings, Inc. (Home Builders)	36	$1,211
Martek Biosciences Corp. (Biotechnology)	27	805
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	45	1,449
Mattel, Inc. (Toys/Games/Hobbies)	324	4,867
McCormick & Co., Inc. (Food)	99	3,332
Modine Manufacturing Co. (Auto Parts & Equipment)	27	200
Mohawk Industries, Inc.* (Textiles)	45	2,177
Molson Coors Brewing Co. - Class B (Beverages)	144	5,380
Monsanto Co. (Agriculture)	486	43,244
NBTY, Inc.* (Pharmaceuticals)	54	1,262
Newell Rubbermaid, Inc. (Housewares)	252	3,465
NIKE, Inc. - Class B (Apparel)	324	18,672
Nu Skin Enterprises, Inc. (Retail)	45	580
Nutri/System, Inc. (Commercial Services)	27	382
NVR, Inc.* (Home Builders)	9	4,412
PepsiAmericas, Inc. (Beverages)	54	1,022
PepsiCo, Inc. (Beverages)	1,395	79,529
Philip Morris International, Inc. (Commercial Services)	1,872	81,376
Phillips-Van Heusen Corp. (Apparel)	45	1,103
Polaris Industries, Inc. (Leisure Time)	27	909
Pool Corp. (Distribution/Wholesale)	45	783
Procter & Gamble Co. (Cosmetics/Personal Care)	2,682	173,096
Pulte Homes, Inc. (Home Builders)	189	2,105
Quiksilver, Inc.* (Apparel)	117	303
Ralcorp Holdings, Inc.* (Food)	54	3,655
Reynolds American, Inc. (Agriculture)	153	7,491
Sara Lee Corp. (Food)	639	7,144
Smithfield Foods, Inc.* (Food)	117	1,231
Snap-on, Inc. (Hand/Machine Tools)	54	1,995
Steelcase, Inc. - Class A (Office Furnishings)	54	502
Superior Industries International, Inc. (Auto Parts & Equipment)	18	257
Take-Two Interactive Software, Inc. (Software)	63	747
Tempur-Pedic International, Inc. (Home Furnishings)	63	492
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	99	3,568
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	216	1,927
The Hain Celestial Group, Inc.* (Food)	36	837
The Hershey Co. (Food)	135	5,027
The Pepsi Bottling Group, Inc. (Beverages)	117	2,705
The Ryland Group, Inc. (Home Builders)	36	676
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	36	940
The Stanley Works (Hand/Machine Tools)	72	2,357
The Timberland Co. - Class A* (Apparel)	45	545
The Warnaco Group, Inc.* (Apparel)	45	1,341
Thor Industries, Inc. (Home Builders)	36	644
THQ, Inc.* (Software)	63	469
Toll Brothers, Inc.* (Home Builders)	117	2,705
Tootsie Roll Industries, Inc. (Food)	18	448
TreeHouse Foods, Inc.* (Food)	27	817
TRW Automotive Holdings Corp.* (Auto Parts & Equipment)	45	284
Tupperware Corp. (Household Products/Wares)	54	1,366
Tyson Foods, Inc. - Class A (Food)	252	2,203
Under Armour, Inc. - Class A* (Retail)	27	702
Universal Corp. (Agriculture)	27	1,069
UST, Inc. (Agriculture)	126	8,516
V.F. Corp. (Apparel)	81	4,463
Visteon Corp.* (Auto Parts & Equipment)	117	81
WABCO Holdings, Inc. (Auto Parts & Equipment)	63	1,157
WD-40 Co. (Household Products/Wares)	18	524
Weight Watchers International, Inc. (Commercial Services)	36	1,126
Whirlpool Corp. (Home Furnishings)	63	2,939
Winnebago Industries, Inc. (Home Builders)	27	160
Wolverine World Wide, Inc. (Apparel)	45	1,058

TOTAL COMMON STOCKS (Cost $929,762)		974,151

	Principal Amount
Repurchase Agreements (40.9%)
Deutsche Bank, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $322,003 (Collateralized by $327,000 Federal National Mortgage Association, 5.00%, 3/15/16, market value $329,482)	$322,000	322,000
HSBC, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $286,003 (Collateralized by $325,000 Federal Home Loan Bank, 5.18%, 4/14/23, market value $298,294)	286,000	286,000
UBS, 0.06%, 11/3/08+, dated 10/31/08, with a repurchase price of $105,001 (Collateralized by $109,000 Federal Home Loan Mortgage Corp., 1.98%‡, 1/12/09, market value $108,571)	105,000	105,000

TOTAL REPURCHASE AGREEMENTS (Cost $713,000)		713,000

TOTAL INVESTMENT SECURITIES (Cost $1,642,762)—96.7%		1,687,151
Net other assets (liabilities) — 3.3%		58,109

NET ASSETS — 100.0%		$1,745,260

*	Non-income producing security

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Consumer Goods UltraSector Profund	October 31, 2008
(unaudited)

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at October 31, 2008.
ADR	American Depositary Receipt

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer Goods Index terminating on 11/24/08	$1,643,848	$31,415

Consumer Goods UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2008:

Agriculture	6.9%
Apparel	2.3%
Auto Manufacturers	0.3%
Auto Parts & Equipment	0.8%
Beverages	13.2%
Biotechnology	NM
Commercial Services	4.8%
Cosmetics/Personal Care	12.3%
Distribution/Wholesale	0.5%
Electrical Components & Equipment	0.2%
Electronics	0.2%
Environmental Control	NM
Food	7.6%
Hand/Machine Tools	0.4%
Home Builders	1.1%
Home Furnishings	0.3%
Household Products/Wares	2.3%
Housewares	0.2%
Leisure Time	0.4%
Machinery - Diversified	NM
Miscellaneous Manufacturing	0.2%
Office Furnishings	0.1%
Pharmaceuticals	0.2%
Retail	NM
Software	0.8%
Textiles	0.1%
Toys/Games/Hobbies	0.6%
Other**	44.2%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Consumer Services UltraSector ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks (67.4%)
Abercrombie & Fitch Co. - Class A (Retail)	60	$1,738
Advance Auto Parts, Inc. (Retail)	60	1,872
Aeropostale, Inc.* (Retail)	40	968
Alaska Air Group, Inc.* (Airlines)	20	494
Amazon.com, Inc.* (Internet)	200	11,448
American Eagle Outfitters, Inc. (Retail)	120	1,334
American Greetings Corp. - Class A (Household Products/Wares)	30	350
AmerisourceBergen Corp. (Pharmaceuticals)	100	3,127
AMR Corp.* (Airlines)	160	1,634
AnnTaylor Stores Corp.* (Retail)	40	503
Apollo Group, Inc. - Class A* (Commercial Services)	80	5,561
Arbitron, Inc. (Commercial Services)	20	652
AutoNation, Inc.* (Retail)	70	481
AutoZone, Inc.* (Retail)	30	3,819
Avid Technology, Inc.* (Software)	20	297
Avis Budget Group, Inc.* (Commercial Services)	70	115
Bally Technologies, Inc.* (Entertainment)	30	664
Barnes & Noble, Inc. (Retail)	20	378
Bed Bath & Beyond, Inc.* (Retail)	170	4,381
Best Buy Co., Inc. (Retail)	220	5,898
Big Lots, Inc.* (Retail)	50	1,221
BJ’s Wholesale Club, Inc.* (Retail)	40	1,408
Bob Evans Farms, Inc. (Retail)	20	418
Brinker International, Inc. (Retail)	70	651
Burger King Holdings, Inc. (Retail)	60	1,193
Cablevision Systems Corp. - Class A (Media)	150	2,659
Cardinal Health, Inc. (Pharmaceuticals)	230	8,786
Career Education Corp.* (Commercial Services)	60	949
Carmax, Inc.* (Retail)	130	1,381
Carnival Corp. - Class AADR (Leisure Time)	280	7,112
Casey’s General Stores, Inc. (Retail)	30	906
CBS Corp. - Class B (Media)	380	3,690
CEC Entertainment, Inc.* (Retail)	20	514
Cheesecake Factory, Inc.* (Retail)	40	352
Chemed Corp. (Commercial Services)	10	438
Chico’s FAS, Inc.* (Retail)	110	374
Chipotle Mexican Grill, Inc. - Class A* (Retail)	10	507
Chipotle Mexican Grill, Inc. - Class B* (Retail)	10	428
Choice Hotels International, Inc. (Lodging)	20	547
Collective Brands, Inc.* (Retail)	40	512
Comcast Corp. - Special Class A (Media)	1,810	28,526
Continental Airlines, Inc. - Class B* (Airlines)	70	1,324
Copart, Inc.* (Retail)	40	1,396
Corinthian Colleges, Inc.* (Commercial Services)	60	857
Costco Wholesale Corp. (Retail)	290	16,533
CTC Media, Inc.* (Media)	30	222
CVS Corp. (Retail)	940	28,811
Darden Restaurants, Inc. (Retail)	80	1,774
Delta Air Lines, Inc.* (Airlines)	390	4,282
DeVry, Inc. (Commercial Services)	40	2,268
Dick’s Sporting Goods, Inc.* (Retail)	60	919
Dillards, Inc. - Class A (Retail)	40	213
DIRECTV Group, Inc.* (Media)	380	8,318
Discovery Communications, Inc. - Class A* (Media)	90	1,228
Discovery Communications, Inc. - Class C* (Media)	90	1,199
DISH Network Corp. - Class A* (Media)	140	2,204
Dolby Laboratories, Inc. - Class A* (Electronics)	30	947
Dollar Tree, Inc.* (Retail)	60	2,281
DreamWorks Animation SKG, Inc. - Class A* (Entertainment)	40	1,124
Dress Barn, Inc.* (Retail)	30	287
Dun & Bradstreet Corp. (Software)	40	2,948
eBay, Inc.* (Internet)	730	11,147
Expedia, Inc.* (Internet)	140	1,331
FactSet Research Systems, Inc. (Computers)	30	1,164
Family Dollar Stores, Inc. (Retail)	90	2,422
Foot Locker, Inc. (Retail)	100	1,462
GameStop Corp. - Class A* (Retail)	100	2,739
Gannett Co., Inc. (Media)	150	1,650
Gaylord Entertainment Co.* (Lodging)	30	642
GUESS?, Inc. (Apparel)	40	871
H & R Block, Inc. (Commercial Services)	210	4,141
Hertz Global Holdings, Inc.* (Commercial Services)	90	647
Hillenbrand, Inc. (Commercial Services)	40	760
Home Depot, Inc. (Retail)	1,110	26,185
IHS, Inc. - Class A* (Computers)	30	1,062
International Game Technology (Entertainment)	190	2,660
International Speedway Corp. (Entertainment)	20	628
Interpublic Group of Cos., Inc.* (Advertising)	310	1,609
ITT Educational Services, Inc.* (Commercial Services)	30	2,629
J. Crew Group, Inc.* (Retail)	30	607
J.C. Penney Co., Inc. (Retail)	130	3,110
Jack in the Box, Inc.* (Retail)	40	804
JetBlue Airways Corp.* (Airlines)	120	666
John Wiley & Sons, Inc. (Media)	30	1,043
Kohls Corp.* (Retail)	190	6,675
Kroger Co. (Food)	400	10,984
Lamar Advertising Co.* (Advertising)	40	607
Las Vegas Sands Corp.* (Lodging)	70	993
Liberty Global, Inc. - Class A* (Media)	100	1,649
Liberty Global, Inc. - Series C* (Media)	100	1,616
Liberty Media Corp. - Entertainment Series A* (Media)	320	5,152
Liberty Media Holding Corp. - Capital Series A* (Media)	70	477

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Consumer Services UltraSector ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
Liberty Media Holding Corp. - Interactive Series A* (Internet)	370	$1,806
Life Time Fitness, Inc.* (Leisure Time)	20	381
Limited, Inc. (Retail)	190	2,276
Live Nation, Inc.* (Commercial Services)	50	562
Lowe’s Cos., Inc. (Retail)	960	20,832
Macy’s, Inc. (Retail)	270	3,318
Marriott International, Inc. - Class A (Lodging)	200	4,174
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	20	893
McDonald’s Corp. (Retail)	740	42,868
McGraw-Hill Cos., Inc. (Media)	210	5,636
McKesson Corp. (Commercial Services)	180	6,622
Meredith Corp. (Media)	20	387
MGM Grand, Inc.* (Commercial Services)	60	988
Netflix, Inc.* (Internet)	30	743
News Corp. - Class A (Media)	1,470	15,641
Nordstrom, Inc. (Retail)	110	1,990
O’Reilly Automotive, Inc.* (Retail)	90	2,440
Office Depot, Inc.* (Retail)	180	648
OfficeMax, Inc. (Retail)	50	402
Omnicare, Inc. (Pharmaceuticals)	70	1,930
Omnicom Group, Inc. (Advertising)	210	6,203
Orient-Express Hotels, Ltd. - Class AADR (Lodging)	30	369
Panera Bread Co. - Class A* (Retail)	20	902
Penn National Gaming* (Entertainment)	50	963
PetSmart, Inc. (Retail)	80	1,575
Polo Ralph Lauren Corp. (Apparel)	40	1,887
Priceline.com, Inc.* (Internet)	20	1,053
RadioShack Corp. (Retail)	90	1,139
Regal Entertainment Group - Class A (Entertainment)	50	642
Regis Corp. (Retail)	30	371
Rent-A-Center, Inc.* (Commercial Services)	40	584
Ross Stores, Inc. (Retail)	90	2,942
Royal Caribbean Cruises, Ltd.ADR (Leisure Time)	90	1,220
Ruddick Corp. (Food)	30	859
Safeway, Inc. (Food)	290	6,168
Saks, Inc.* (Retail)	80	480
Sally Beauty Holdings, Inc.* (Retail)	60	305
Scholastic Corp. (Media)	20	371
Scientific Games Corp. - Class A* (Entertainment)	50	900
Scripps Networks Interactive - Class A (Entertainment)	60	1,704
Sears Holdings Corp.* (Retail)	50	2,887
Service Corp. International (Commercial Services)	170	1,173
Sirius XM Radio, Inc.* (Media)	2,080	703
SkyWest, Inc. (Airlines)	40	616
Sonic Corp.* (Retail)	40	428
Sotheby’s (Commercial Services)	40	372
Southwest Airlines Co. (Airlines)	480	5,654
Staples, Inc. (Retail)	460	8,938
Starbucks Corp.* (Retail)	480	6,302
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	110	2,479
Stewart Enterprises, Inc. - Class A (Commercial Services)	50	258
Strayer Education, Inc. (Commercial Services)	10	2,263
SuperValu, Inc. (Food)	140	1,994
Sysco Corp. (Food)	390	10,218
Target Corp. (Retail)	460	18,455
The Children’s Place Retail Stores, Inc.* (Retail)	20	669
The Gap, Inc. (Retail)	350	4,529
The Gymboree Corp.* (Apparel)	20	517
The Men’s Wearhouse, Inc. (Retail)	30	459
The New York Times Co. - Class A (Media)	80	800
Tiffany & Co. (Retail)	80	2,196
Time Warner Cable, Inc. - Class A* (Media)	100	1,958
Time Warner, Inc. (Media)	2,340	23,611
TJX Cos., Inc. (Retail)	270	7,225
Tractor Supply Co.* (Retail)	20	831
UAL Corp. (Airlines)	80	1,165
United Natural Foods, Inc.* (Food)	30	670
Urban Outfitters, Inc.* (Retail)	80	1,739
Vail Resorts, Inc.* (Entertainment)	20	665
ValueClick, Inc.* (Internet)	60	444
VCA Antech, Inc.* (Pharmaceuticals)	50	905
Viacom, Inc. - Class B* (Media)	370	7,481
Wal-Mart Stores, Inc. (Retail)	1,600	89,296
Walgreen Co. (Retail)	650	16,549
Walt Disney Co. (Media)	1,150	29,785
Washington Post Co. - Class B (Media)	10	4,268
Wendy’s/Arby’s Group, Inc. - Class A (Retail-Restaurants)	290	1,050
Whole Foods Market, Inc. (Food)	90	965
Williams Sonoma, Inc. (Retail)	60	497
WMS Industries, Inc.* (Leisure Time)	30	750
Wyndham Worldwide Corp. (Lodging)	120	983
Wynn Resorts, Ltd. (Lodging)	40	2,416
YUM! Brands, Inc. (Retail)	310	8,993
Zale Corp.* (Retail)	20	341

TOTAL COMMON STOCKS (Cost $815,210)		705,224

	Principal Amount
Repurchase Agreements (30.5%)
Deutsche Bank, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $143,002 (Collateralized by $144,000 of various U.S. Treasury Securities, 3.13%-5.00%, 11/30/09-3/15/16, market value $145,725)	$143,000	143,000
HSBC, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $127,001 (Collateralized by $127,000 U.S. Treasury Notes, 3.13%, 11/30/09, market value $129,163)	127,000	127,000

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Consumer Services UltraSector ProFund	October 31, 2008
(unaudited)

	Principal Amount	Value
Repurchase Agreements, continued
UBS, 0.06%, 11/3/08+, dated 10/31/08, with a repurchase price of $49,000 (Collateralized by $51,000 Federal Home Loan Mortgage Corp., 1.98%‡, 1/12/09, market value $50,799)	$49,000	$49,000

TOTAL REPURCHASE AGREEMENTS (Cost $319,000)		319,000

TOTAL INVESTMENT SECURITIES (Cost $1,134,210)—97.9%		1,024,224
Net other assets (liabilities) — 2.1%		21,446

NET ASSETS — 100.0%		$1,045,670

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at October 31, 2008.
ADR	American Depositary Receipt

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer Services Index terminating on 11/24/08	$862,889	$22,914

Consumer Services UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2008:

Advertising	0.9%
Airlines	1.5%
Apparel	0.3%
Commercial Services	3.1%
Computers	0.2%
Electronics	0.1%
Entertainment	1.2%
Food	3.1%
Household Products/Wares	NM
Internet	2.7%
Leisure Time	0.9%
Lodging	1.2%
Media	14.4%
Miscellaneous Manufacturing	0.1%
Pharmaceuticals	1.4%
Retail	35.9%
Retail-Restaurants	0.1%
Software	0.3%
Other**	32.6%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Financials UltraSector ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks (71.2%)
Ace, Ltd.ADR (Insurance)	1,859	$106,632
Affiliated Managers Group, Inc.* (Diversified Financial Services)	169	7,838
AFLAC, Inc. (Insurance)	2,704	119,733
Alexandria Real Estate Equities, Inc. (REIT)	169	11,749
Alleghany Corp.* (Insurance)	169	47,658
Allied World Assurance Holdings, Ltd.ADR (Insurance)	169	5,420
Allstate Corp. (Insurance)	3,042	80,278
AMB Property Corp. (REIT)	507	12,183
Ambac Financial Group, Inc. (Insurance)	1,521	4,076
American Express Co. (Diversified Financial Services)	5,746	158,015
American Financial Group, Inc. (Insurance)	338	7,683
American International Group, Inc. (Insurance)	13,013	24,855
American National Insurance Co. (Insurance)	169	11,539
AmeriCredit Corp.* (Diversified Financial Services)	676	3,961
Ameriprise Financial, Inc. (Diversified Financial Services)	1,183	25,553
Annaly Mortgage Management, Inc. (REIT)	3,042	42,284
AON Corp. (Insurance)	1,352	57,190
Apartment Investment and Management Co. - Class A (REIT)	507	7,417
Arch Capital Group, Ltd.ADR* (Insurance)	338	23,575
Arthur J. Gallagher & Co. (Insurance)	507	12,351
Aspen Insurance Holdings, Ltd.ADR (Insurance)	338	7,760
Associated Banc-Corp (Banks)	676	14,913
Assurant, Inc. (Insurance)	507	12,918
Astoria Financial Corp. (Savings & Loans)	507	9,643
Avalonbay Communities, Inc. (REIT)	507	36,007
Axis Capital Holdings, Ltd.ADR (Insurance)	845	24,066
BancorpSouth, Inc. (Banks)	507	12,305
Bank of America Corp. (Banks)	27,885	673,980
Bank of Hawaii Corp. (Banks)	338	17,140
Bank of New York Mellon Corp. (Banks)	6,253	203,848
BB&T Corp. (Banks)	3,042	109,056
BioMed Realty Trust, Inc. (REIT)	338	4,749
BlackRock, Inc. - Class A (Diversified Financial Services)	169	22,196
BOK Financial Corp. (Banks)	169	8,085
Boston Properties, Inc. (REIT)	676	47,915
Brandywine Realty Trust (REIT)	507	4,380
BRE Properties, Inc. - Class A (REIT)	338	11,766
Brookfield Properties Corp.ADR (Real Estate)	1,183	11,936
Brown & Brown, Inc. (Insurance)	676	13,872
Camden Property Trust (REIT)	338	11,394
Capital One Financial Corp. (Diversified Financial Services)	2,028	79,335
CapitalSource, Inc. (Diversified Financial Services)	1,183	8,754
Cathay Bancorp, Inc. (Banks)	338	8,274
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	1,014	7,108
CBL & Associates Properties, Inc. (REIT)	338	3,120
Chubb Corp. (Insurance)	2,028	105,091
Cincinnati Financial Corp. (Insurance)	845	21,962
CIT Group, Inc. (Diversified Financial Services)	1,521	6,297
Citigroup, Inc. (Diversified Financial Services)	30,251	412,926
City National Corp. (Banks)	169	9,047
CME Group, Inc. (Diversified Financial Services)	507	143,050
Comerica, Inc. (Banks)	845	23,314
Commerce Bancshares, Inc. (Banks)	338	15,981
Conseco, Inc.* (Insurance)	1,014	1,886
Corporate Office Properties Trust (REIT)	338	10,508
Cousins Properties, Inc. (REIT)	169	2,447
Cullen/Frost Bankers, Inc. (Banks)	338	18,918
DCT Industrial Trust, Inc. (REIT)	1,014	4,999
Delphi Financial Group, Inc. - Class A (Insurance)	169	2,662
Developers Diversified Realty Corp. (REIT)	676	8,903
Digital Realty Trust, Inc. (REIT)	338	11,316
Discover Financial Services (Diversified Financial Services)	2,366	28,983
Douglas Emmett, Inc. (REIT)	338	5,104
Duke-Weeks Realty Corp. (REIT)	845	11,923
E* TRADE Financial Corp.* (Diversified Financial Services)	2,535	4,614
Eaton Vance Corp. (Diversified Financial Services)	676	14,872
Endurance Specialty Holdings, Ltd.ADR (Insurance)	338	10,221
Entertainment Properties Trust (REIT)	169	6,329
Equifax, Inc. (Commercial Services)	676	17,630
Equity Lifestyle Properties, Inc. (REIT)	169	7,096
Equity Residential Properties Trust (REIT)	1,521	53,129
Erie Indemnity Co. - Class A (Insurance)	169	6,285
Essex Property Trust, Inc. (REIT)	169	16,444
Everest Re Group, Ltd.ADR* (Insurance)	338	25,249
F.N.B. Corp. (Banks)	507	6,642
Federal Realty Investment Trust (REIT)	338	20,709
Federated Investors, Inc. - Class B (Diversified Financial Services)	507	12,269
Fidelity National Title Group, Inc. - Class A (Insurance)	1,183	10,659
Fifth Third Bancorp (Banks)	2,873	31,172
First American Financial Corp. (Insurance)	507	10,348
First Horizon National Corp. (Banks)	1,183	14,090
First Industrial Realty Trust, Inc. (REIT)	169	1,747
First Midwest Bancorp, Inc. (Banks)	338	7,507

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Financials UltraSector ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
First Niagara Financial Group, Inc. (Savings & Loans)	676	$10,661
FirstMerit Corp. (Banks)	338	7,882
Forest City Enterprises, Inc. - Class A (Real Estate)	338	4,019
Franklin Resources, Inc. (Diversified Financial Services)	845	57,460
Fulton Financial Corp. (Banks)	1,014	10,647
General Growth Properties, Inc. (REIT)	1,352	5,597
Genworth Financial, Inc. - Class A (Diversified Financial Services)	2,366	11,451
GLG Partners, Inc. (Diversified Financial Services)	1,183	3,786
Hancock Holding Co. (Banks)	169	7,463
Hanover Insurance Group, Inc. (Insurance)	338	13,267
Hartford Financial Services Group, Inc. (Insurance)	1,690	17,441
HCC Insurance Holdings, Inc. (Insurance)	676	14,913
HCP, Inc. (REIT)	1,352	40,465
Health Care REIT, Inc. (REIT)	507	22,567
Healthcare Realty Trust, Inc. (REIT)	338	8,636
Highwoods Properties, Inc. (REIT)	338	8,389
Home Properties, Inc. (REIT)	169	6,843
Hospitality Properties Trust (REIT)	507	5,146
Host Marriott Corp. (REIT)	2,873	29,707
HRPT Properties Trust (REIT)	1,183	4,271
Hudson City Bancorp, Inc. (Savings & Loans)	2,704	50,862
Huntington Bancshares, Inc. (Banks)	2,028	19,165
IntercontinentalExchange, Inc.* (Diversified Financial Services)	338	28,919
International Bancshares Corp. (Banks)	338	8,778
Invesco, Ltd.ADR (Diversified Financial Services)	2,197	32,757
Investment Technology Group, Inc.* (Diversified Financial Services)	169	3,449
IPC Holdings, Ltd.ADR (Insurance)	338	9,332
J.P. Morgan Chase & Co. (Diversified Financial Services)	19,266	794,722
Janus Capital Group, Inc. (Diversified Financial Services)	845	9,920
Jefferies Group, Inc. (Diversified Financial Services)	676	10,701
Jones Lang LaSalle, Inc. (Real Estate)	169	5,563
KeyCorp (Banks)	2,704	33,070
Kilroy Realty Corp. (REIT)	169	5,433
Kimco Realty Corp. (REIT)	1,183	26,712
Knight Capital Group, Inc. – Class A* (Diversified Financial Services)	507	7,331
LaSalle Hotel Properties (REIT)	169	2,380
Lazard, Ltd. - Class AADR (Diversified Financial Services)	338	10,197
Legg Mason, Inc. (Diversified Financial Services)	845	18,751
Liberty Property Trust (REIT)	507	12,092
Lincoln National Corp. (Insurance)	1,521	26,222
Loews Corp. (Insurance)	2,028	67,350
M&T Bank Corp. (Banks)	507	41,118
Mack-Cali Realty Corp. (REIT)	338	7,679
Markel Corp.* (Insurance)	169	59,292
Marsh & McLennan Cos., Inc. (Insurance)	2,873	84,236
Marshall & Ilsley Corp. (Banks)	1,352	24,377
MasterCard, Inc. - Class A (Software)	507	74,945
Max Capital Group, Ltd.ADR (Insurance)	338	5,391
MBIA, Inc. (Insurance)	1,352	13,290
Mercury General Corp. (Insurance)	169	8,682
Merrill Lynch & Co., Inc. (Diversified Financial Services)	7,098	131,952
MetLife, Inc. (Insurance)	2,535	84,213
Mid-America Apartment Communities, Inc. (REIT)	169	5,956
Montpelier Re Holdings, Ltd.ADR (Insurance)	507	7,255
Moody’s Corp. (Commercial Services)	1,183	30,285
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	5,577	97,430
MSCI, Inc. - Class A* (Software)	338	5,827
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	845	27,429
National City Corp. (Banks)	3,549	9,582
National Retail Properties, Inc. (REIT)	338	6,027
Nationwide Financial Services (Insurance)	338	15,991
Nationwide Health Properties, Inc. (REIT)	507	15,129
New York Community Bancorp (Savings & Loans)	1,859	29,112
NewAlliance Bancshares, Inc. (Savings & Loans)	507	6,997
Northern Trust Corp. (Banks)	1,183	66,615
NYSE Euronext (Diversified Financial Services)	1,183	35,703
Old National Bancorp (Banks)	338	6,402
Old Republic International Corp. (Insurance)	1,352	12,452
optionsXpress Holdings, Inc. (Diversified Financial Services)	338	6,003
PartnerRe, Ltd.ADR (Insurance)	338	22,879
People’s United Financial, Inc. (Banks)	1,014	17,745
Philadelphia Consolidated Holding Corp.* (Insurance)	338	19,770
Platinum Underwriters Holdings, Ltd.ADR (Insurance)	338	10,728
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,014	37,802
PNC Financial Services Group (Banks)	1,859	123,940
Popular, Inc. (Banks)	1,352	10,275
Post Properties, Inc. (REIT)	169	3,772
Potlatch Corp. (Forest Products & Paper)	169	5,612
Principal Financial Group, Inc. (Insurance)	1,352	25,674
ProAssurance Corp.* (Insurance)	169	9,287
Progressive Corp. (Insurance)	3,549	50,644
ProLogis (REIT)	1,521	21,294
Prosperity Bancshares, Inc. (Banks)	338	11,225
Protective Life Corp. (Insurance)	338	2,822
Prudential Financial, Inc. (Insurance)	2,366	70,980

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Financials UltraSector ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
Public Storage, Inc. (REIT)	676	$55,094
Raymond James Financial Corp. (Diversified Financial Services)	507	11,808
Rayonier, Inc. (Forest Products & Paper)	507	16,772
Realty Income Corp. (REIT)	507	11,722
Regency Centers Corp. (REIT)	338	13,337
Regions Financial Corp. (Banks)	3,887	43,107
Reinsurance Group of America, Inc. - Class A (Insurance)	169	6,310
RenaissanceRe HoldingsADR (Insurance)	338	15,514
RLI Corp. (Insurance)	169	9,699
SEI Investments Co. (Software)	845	14,940
Selective Insurance Group, Inc. (Insurance)	338	8,028
Senior Housing Properties Trust (REIT)	676	12,959
Simon Property Group, Inc. (REIT)	1,183	79,296
SL Green Realty Corp. (REIT)	338	14,210
SLM Corp.* (Diversified Financial Services)	2,535	27,048
Sovereign Bancorp, Inc.* (Savings & Loans)	3,042	8,822
St. Joe Co.* (Real Estate)	507	15,676
StanCorp Financial Group, Inc. (Insurance)	338	11,519
State Street Corp. (Banks)	2,366	102,566
SunTrust Banks, Inc. (Banks)	2,028	81,404
Susquehanna Bancshares, Inc. (Banks)	507	7,853
SVB Financial Group* (Banks)	169	8,695
Synovus Financial Corp. (Banks)	1,521	15,712
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,521	60,140
Taubman Centers, Inc. (REIT)	338	11,228
TCF Financial Corp. (Banks)	676	11,992
TD Ameritrade Holding Corp.* (Diversified Financial Services)	1,352	17,968
The Charles Schwab Corp. (Diversified Financial Services)	5,239	100,170
The Colonial BancGroup, Inc. (Banks)	1,183	4,838
The Goldman Sachs Group, Inc. (Diversified Financial Services)	2,197	203,222
The Macerich Co. (REIT)	338	9,944
The Phoenix Cos., Inc. (Insurance)	676	4,374
The Travelers Companies, Inc. (Insurance)	3,211	136,628
Torchmark Corp. (Insurance)	507	21,177
Transatlantic Holdings, Inc. (Insurance)	169	7,242
Trustmark Corp. (Banks)	338	6,936
U.S. Bancorp (Banks)	9,633	287,160
UDR, Inc. (REIT)	676	13,358
UMB Financial Corp. (Banks)	169	7,661
Umpqua Holdings Corp. (Banks)	338	5,753
United Bankshares, Inc. (Banks)	169	5,391
Unitrin, Inc. (Insurance)	338	7,098
UnumProvident Corp. (Insurance)	1,859	29,279
Valley National Bancorp (Banks)	676	12,844
Ventas, Inc. (REIT)	845	30,471
Visa, Inc. - Class A (Commercial Services)	2,535	140,312
Vornado Realty Trust (REIT)	845	59,615
W.R. Berkley Corp. (Insurance)	845	22,198
Wachovia Corp. (Banks)	11,999	76,914
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	507	7,362
Washington Federal, Inc. (Savings & Loans)	507	8,933
Washington REIT (REIT)	338	10,133
Webster Financial Corp. (Banks)	338	6,267
Weingarten Realty Investors (REIT)	507	10,368
Wells Fargo & Co. (Banks)	17,407	592,708
Westamerica Bancorp (Banks)	169	9,675
White Mountains Insurance Group, Ltd.ADR (Insurance)	169	58,220
Whitney Holding Corp. (Banks)	338	6,422
Willis Group Holdings, Ltd.ADR (Insurance)	1,014	26,607
Wilmington Trust Corp. (Banks)	338	9,755
XL Capital, Ltd. - Class AADR (Insurance)	1,690	16,393
Zenith National Insurance Corp. (Insurance)	169	5,553
Zions Bancorp (Banks)	676	25,762

TOTAL COMMON STOCKS (Cost $8,955,532)		8,775,137

	Principal Amount
Repurchase Agreements (25.3%)
Deutsche Bank, 0.13%, 11/3/08, dated 10/31/08, with a repurchase price of $1,414,015 (Collateralized by $1,432,000 Federal National Mortgage Association, 5.00%, 3/15/16, market value $1,442,867)	$1,414,000	1,414,000
HSBC, 0.13%, 11/3/08, dated 10/31/08, with a repurchase price of $1,257,014 (Collateralized by $1,400,000 Federal Home Loan Bank, 5.18%, 4/14/23, market value $1,284,957)	1,257,000	1,257,000
UBS, 0.06%, 11/3/08, dated 10/31/08, with a repurchase price of $453,002 (Collateralized by $464,000 Federal Home Loan Mortgage Corp., 1.98%‡, 1/12/09, market value $462,174)	453,000	453,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,124,000)		3,124,000

TOTAL INVESTMENT SECURITIES (Cost $12,079,532)—96.5%		11,899,137
Net other assets (liabilities) — 3.5%		437,899

NET ASSETS — 100.0%		$12,337,036

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at October 31, 2008.
ADR	American Depositary Receipt

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Financials UltraSector ProFund	October 31, 2008
(unaudited)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Financials Index terminating on 11/24/08	$9,693,894	$718,519

Financials UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2008:

Banks	24.0%
Commercial Services	1.4%
Diversified Financial Services	21.4%
Forest Products & Paper	0.4%
Insurance	14.8%
REIT	7.1%
Real Estate	0.3%
Savings & Loans	1.1%
Software	0.7%
Other**	28.8%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Health Care UltraSector ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks (73.6%)
Abbott Laboratories (Pharmaceuticals)	5,704	$314,576
Advanced Medical Optics, Inc.* (Healthcare - Products)	248	1,530
Aetna, Inc. (Healthcare - Services)	1,736	43,174
Affymetrix, Inc.* (Biotechnology)	248	915
Alcon, Inc.ADR (Healthcare - Products)	310	27,317
Alexion Pharmaceuticals, Inc.* (Biotechnology)	310	12,633
Alkermes, Inc.* (Pharmaceuticals)	372	3,675
Allergan, Inc. (Pharmaceuticals)	1,116	44,272
Alpharma, Inc. - Class A* (Pharmaceuticals)	186	5,824
Amedisys, Inc.* (Healthcare - Services)	124	6,995
American Medical Systems Holdings, Inc.* (Healthcare - Products)	248	2,683
AMERIGROUP Corp.* (Healthcare - Services)	186	4,650
Amgen, Inc.* (Biotechnology)	3,906	233,930
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	496	5,064
Applied Biosystems, Inc. (Electronics)	620	19,115
ArthroCare Corp.* (Healthcare - Products)	124	2,577
Auxilium Pharmaceuticals, Inc.* (Healthcare - Products)	124	2,437
Bard (C.R.), Inc. (Healthcare - Products)	372	32,829
Barr Pharmaceuticals, Inc.* (Pharmaceuticals)	372	23,905
Baxter International, Inc. (Healthcare - Products)	2,356	142,514
Beckman Coulter, Inc. (Healthcare - Products)	248	12,380
Becton, Dickinson & Co. (Healthcare - Products)	868	60,239
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	62	5,294
Biogen Idec, Inc.* (Biotechnology)	1,116	47,486
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	372	6,815
Boston Scientific Corp.* (Healthcare - Products)	5,518	49,828
Bristol-Myers Squibb Co. (Pharmaceuticals)	7,316	150,344
Brookdale Senior Living, Inc. (Healthcare - Services)	124	1,069
Celera Corp.* (Biotechnology)	310	3,506
Celgene Corp.* (Biotechnology)	1,674	107,571
Centene Corp.* (Healthcare - Services)	186	3,504
Cephalon, Inc.* (Pharmaceuticals)	248	17,787
Cepheid, Inc.* (Healthcare - Products)	186	2,208
Charles River Laboratories International, Inc.* (Biotechnology)	248	8,886
CIGNA Corp. (Insurance)	992	16,170
Community Health Systems, Inc.* (Healthcare - Services)	372	7,626
Cooper Cos., Inc. (Healthcare - Products)	186	3,065
Covance, Inc.* (Healthcare - Services)	248	12,400
Coventry Health Care, Inc.* (Healthcare - Services)	558	7,360
Covidien, Ltd.ADR (Healthcare - Products)	1,860	82,379
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	186	4,723
CV Therapeutics, Inc.* (Pharmaceuticals)	186	1,735
Datascope Corp. (Healthcare - Products)	62	3,111
DaVita, Inc.* (Healthcare - Services)	372	21,111
DENTSPLY International, Inc. (Healthcare - Products)	496	15,068
Edwards Lifesciences Corp.* (Healthcare - Products)	186	9,828
Eli Lilly & Co. (Pharmaceuticals)	3,596	121,617
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	372	6,882
Enzo Biochem, Inc.* (Biotechnology)	124	715
Enzon Pharmaceuticals, Inc.* (Biotechnology)	124	616
Express Scripts, Inc.* (Pharmaceuticals)	806	48,852
Forest Laboratories, Inc.* (Pharmaceuticals)	1,116	25,925
Gen-Probe, Inc.* (Healthcare - Products)	186	8,753
Genentech, Inc.* (Biotechnology)	1,736	143,984
Genzyme Corp.* (Biotechnology)	992	72,297
Gilead Sciences, Inc.* (Pharmaceuticals)	3,410	156,349
Haemonetics Corp.* (Healthcare - Products)	124	7,323
Health Management Associates, Inc. - Class A* (Healthcare - Services)	930	1,953
Health Net, Inc.* (Healthcare - Services)	372	4,791
HEALTHSOUTH Corp.* (Healthcare - Services)	310	3,887
Healthways, Inc.* (Healthcare - Services)	124	1,252
Henry Schein, Inc.* (Healthcare - Products)	310	14,511
Hill-Rom Holdings, Inc. (Healthcare - Products)	248	5,644
Hologic, Inc.* (Healthcare - Products)	930	11,383
Hospira, Inc.* (Pharmaceuticals)	620	17,248
Human Genome Sciences, Inc.* (Biotechnology)	496	1,602
Humana, Inc.* (Healthcare - Services)	620	18,346
IDEXX Laboratories, Inc.* (Healthcare - Products)	248	8,727
Illumina, Inc.* (Biotechnology)	372	11,469
ImClone Systems, Inc.* (Pharmaceuticals)	248	17,052
Immucor, Inc.* (Healthcare - Products)	248	6,584
Incyte Genomics, Inc.* (Biotechnology)	372	1,544
InterMune, Inc.* (Biotechnology)	124	1,827
Intuitive Surgical, Inc.* (Healthcare - Products)	124	21,426

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Health Care UltraSector ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
Invacare Corp. (Healthcare - Products)	124	$2,256
Inverness Medical Innovations, Inc.* (Healthcare - Products)	310	5,937
Invitrogen Corp.* (Biotechnology)	372	10,710
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	310	4,359
Johnson & Johnson (Healthcare - Products)	10,416	638,917
Kinetic Concepts, Inc.* (Healthcare - Products)	186	4,503
King Pharmaceuticals, Inc.* (Pharmaceuticals)	930	8,175
Laboratory Corp. of America Holdings* (Healthcare - Services)	434	26,687
LifePoint Hospitals, Inc.* (Healthcare - Services)	186	4,458
Lincare Holdings, Inc.* (Healthcare - Services)	248	6,535
Magellan Health Services, Inc.* (Healthcare - Services)	124	4,581
Masimo Corp.* (Healthcare - Products)	186	5,950
Medarex, Inc.* (Pharmaceuticals)	496	3,487
Medco Health Solutions, Inc.* (Pharmaceuticals)	1,860	70,587
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	186	2,654
Medtronic, Inc. (Healthcare - Products)	4,154	167,531
Mentor Corp. (Healthcare - Products)	124	2,096
Merck & Co., Inc. (Pharmaceuticals)	7,998	247,538
Millipore Corp.* (Biotechnology)	186	9,652
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,116	9,564
Myriad Genetics, Inc.* (Biotechnology)	186	11,735
Nektar Therapeutics* (Biotechnology)	310	1,714
NuVasive, Inc.* (Healthcare - Products)	124	5,839
Odyssey Healthcare, Inc.* (Healthcare - Services)	124	1,189
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	186	5,018
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	186	7,059
Owens & Minor, Inc. (Distribution/Wholesale)	124	5,365
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	124	1,240
PAREXEL International Corp.* (Commercial Services)	186	1,934
Patterson Cos., Inc.* (Healthcare - Products)	434	10,993
PDL BioPharma, Inc. (Biotechnology)	434	4,232
Pediatrix Medical Group, Inc.* (Healthcare - Services)	186	7,189
Perrigo Co. (Pharmaceuticals)	310	10,540
Pfizer, Inc. (Pharmaceuticals)	25,048	443,600
Pharmaceutical Product Development, Inc. (Commercial Services)	372	11,525
PharMerica Corp.* (Pharmaceuticals)	124	2,546
PSS World Medical, Inc.* (Healthcare - Products)	248	4,499
Psychiatric Solutions, Inc.* (Healthcare - Services)	186	6,192
Quest Diagnostics, Inc. (Healthcare - Services)	558	26,114
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	248	4,786
ResMed, Inc.* (Healthcare - Products)	310	10,621
Savient Pharmaceuticals, Inc.* (Biotechnology)	186	885
Schering-Plough Corp. (Pharmaceuticals)	6,014	87,143
Sepracor, Inc.* (Pharmaceuticals)	372	4,955
St. Jude Medical, Inc.* (Healthcare - Products)	1,240	47,157
STERIS Corp. (Healthcare - Products)	248	8,442
Stryker Corp. (Healthcare - Products)	1,178	62,976
Sunrise Assisted Living, Inc.* (Healthcare - Services)	186	562
Techne Corp. (Healthcare - Products)	124	8,558
Tenet Healthcare Corp.* (Healthcare - Services)	1,736	7,604
The Medicines Co.* (Pharmaceuticals)	186	3,242
Theravance, Inc.* (Pharmaceuticals)	186	1,261
Thermo Electron Corp.* (Electronics)	1,550	62,930
United Therapeutics Corp.* (Pharmaceuticals)	62	5,408
UnitedHealth Group, Inc. (Healthcare - Services)	4,588	108,873
Universal Health Services, Inc. - Class B (Healthcare - Services)	186	7,819
Valeant Pharmaceuticals International* (Pharmaceuticals)	310	5,819
Varian Medical Systems, Inc.* (Healthcare - Products)	496	22,573
Varian, Inc.* (Electronics)	124	4,569
Vertex Pharmaceuticals, Inc.* (Biotechnology)	496	13,000
Warner Chilcott, Ltd.ADR* (Pharmaceuticals)	310	4,300
Waters Corp.* (Electronics)	372	16,294
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	372	9,735
WellCare Health Plans, Inc.* (Healthcare - Services)	186	4,496
WellPoint, Inc.* (Healthcare - Services)	1,922	74,708
West Pharmaceutical Services, Inc. (Healthcare - Products)	124	4,950
Wyeth (Pharmaceuticals)	4,960	159,613

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Health Care UltraSector ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
Zimmer Holdings, Inc.* (Healthcare - Products)	868	$40,301

TOTAL COMMON STOCKS (Cost $4,101,144)		4,932,947

	Principal Amount
Repurchase Agreements (25.7%)
Deutsche Bank, 0.13%, 11/3/08, dated 10/31/08, with a repurchase price of $780,008 (Collateralized by $790,000 Federal National Mortgage Association, 5.00%, 3/15/16, market value $795,995)	$780,000	780,000
HSBC, 0.13%, 11/3/08, dated 10/31/08, with a repurchase price of $693,008 (Collateralized by $775,000 Federal Home Loan Bank, 5.18%, 4/14/23, market value $711,316)	693,000	693,000
UBS, 0.06%, 11/3/08, dated 10/31/08, with a repurchase price of $250,001 (Collateralized by $257,000 Federal Home Loan Mortgage Corp., 1.98%‡, 1/12/09, market value $255,989)	250,000	250,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,723,000)		1,723,000

	Shares
Rights/Warrants (NM)
Fresenius Kabi Pharmaceuticals Holding, Inc., expiring 6/30/11 at $6.00CVR (Holding Companies - Diversified)	95	109

TOTAL RIGHTS/WARRANTS (Cost $0)		109

TOTAL INVESTMENT SECURITIES (Cost $5,824,144)—99.3%		6,656,056
Net other assets (liabilities) — 0.7%		48,814

NET ASSETS — 100.0%		$6,704,870

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at October 31, 2008.
ADR	American Depositary Receipt
CVR	Contingent Value Right

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Health Care Index terminating on 11/24/08	$5,159,363	$144,007

Health Care UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2008:

Biotechnology	10.7%
Commercial Services	0.2%
Distribution/Wholesale	0.1%
Electronics	1.5%
Healthcare - Products	23.3%
Healthcare - Services	6.4%
Holding Companies - Diversified	NM
Insurance	0.2%
Pharmaceuticals	31.2%
Other**	26.4%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Industrials UltraSector ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks (72.9%)
3M Co. (Miscellaneous Manufacturing)	444	$28,549
Accenture, Ltd. - Class AADR (Commercial Services)	384	12,691
Actuant Corp. - Class A (Miscellaneous Manufacturing)	36	645
Acuity Brands, Inc. (Miscellaneous Manufacturing)	24	839
Acxiom Corp. (Software)	48	377
Aecom Technology Corp.* (Engineering & Construction)	48	846
Affiliated Computer Services, Inc. - Class A* (Computers)	60	2,460
AGCO Corp.* (Machinery - Diversified)	60	1,891
Agilent Technologies, Inc.* (Electronics)	252	5,592
Alexander & Baldwin, Inc. (Transportation)	24	766
Alliance Data Systems Corp.* (Commercial Services)	48	2,408
Alliant Techsystems, Inc.* (Aerospace/Defense)	24	1,978
Allied Waste Industries, Inc.* (Environmental Control)	264	2,751
Ametek, Inc. (Electrical Components & Equipment)	72	2,394
Amphenol Corp. - Class A (Electronics)	120	3,438
Anixter International, Inc.* (Telecommunications)	24	807
AptarGroup, Inc. (Miscellaneous Manufacturing)	48	1,455
Arrow Electronics, Inc.* (Electronics)	84	1,466
Automatic Data Processing, Inc. (Software)	360	12,582
Avnet, Inc.* (Electronics)	108	1,808
Baldor Electric Co. (Hand/Machine Tools)	24	421
Ball Corp. (Packaging & Containers)	72	2,462
BE Aerospace, Inc.* (Aerospace/Defense)	60	772
Belden, Inc. (Electrical Components & Equipment)	36	750
Bemis Co., Inc. (Packaging & Containers)	72	1,788
Benchmark Electronics, Inc.* (Electronics)	48	576
Boeing Co. (Aerospace/Defense)	456	23,835
Brady Corp. - Class A (Electronics)	36	1,116
Broadridge Financial Solutions, Inc. (Software)	96	1,162
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	48	1,158
Burlington Northern Santa Fe Corp. (Transportation)	192	17,099
C.H. Robinson Worldwide, Inc. (Transportation)	120	6,214
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	36	837
Caterpillar, Inc. (Machinery - Construction & Mining)	420	16,031
Ceradyne, Inc.* (Miscellaneous Manufacturing)	24	564
Chart Industries, Inc.* (Machinery - Diversified)	24	327
Cintas Corp. (Textiles)	96	2,275
Clarcor, Inc. (Miscellaneous Manufacturing)	36	1,274
Clean Harbors, Inc.* (Environmental Control)	12	787
Commscope, Inc.* (Telecommunications)	48	706
Con-way, Inc. (Transportation)	36	1,225
Convergys Corp.* (Commercial Services)	84	646
Cooper Industries, Ltd. - Class AADR (Miscellaneous Manufacturing)	120	3,714
Corrections Corp. of America* (Commercial Services)	84	1,605
Crane Co. (Miscellaneous Manufacturing)	36	589
Crown Holdings, Inc.* (Packaging & Containers)	108	2,179
CSX Corp. (Transportation)	276	12,619
Cummins, Inc. (Machinery - Diversified)	120	3,102
Curtiss-Wright Corp. (Aerospace/Defense)	36	1,328
Danaher Corp. (Miscellaneous Manufacturing)	168	9,952
Deere & Co. (Machinery - Diversified)	300	11,568
Dionex Corp.* (Electronics)	12	646
Donaldson Co., Inc. (Miscellaneous Manufacturing)	48	1,687
Dover Corp. (Miscellaneous Manufacturing)	132	4,194
Eagle Materials, Inc. - Class A (Building Materials)	24	425
Eaton Corp. (Miscellaneous Manufacturing)	108	4,817
EMCOR Group, Inc.* (Engineering & Construction)	48	853
Emerson Electric Co. (Electrical Components & Equipment)	540	17,674
Energy Conversion Devices, Inc.* (Electrical Components & Equipment)	36	1,229
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	12	414
Esterline Technologies Corp.* (Aerospace/Defense)	24	865
Expeditors International of Washington, Inc. (Transportation)	144	4,702
Fastenal Co. (Distribution/Wholesale)	96	3,865
FedEx Corp. (Transportation)	204	13,335
Fidelity National Information Services, Inc. (Software)	132	1,992
Fiserv, Inc.* (Software)	108	3,603
Flextronics International, Ltd.ADR* (Electronics)	576	2,408
FLIR Systems, Inc.* (Electronics)	96	3,082
Flowserve Corp. (Machinery - Diversified)	36	2,049

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Industrials UltraSector ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
Fluor Corp. (Engineering & Construction)	120	$4,792
Fortune Brands, Inc. (Household Products/Wares)	108	4,119
Forward Air Corp. (Transportation)	24	628
Foster Wheeler, Ltd.ADR* (Engineering & Construction)	96	2,630
FTI Consulting, Inc.* (Commercial Services)	36	2,097
Gardner Denver, Inc.* (Machinery - Diversified)	36	922
GATX Corp. (Trucking & Leasing)	24	685
Genco Shipping & Trading, Ltd.ADR (Transportation)	24	500
General Cable Corp.* (Electrical Components & Equipment)	36	615
General Dynamics Corp. (Aerospace/Defense)	228	13,753
General Electric Co. (Miscellaneous Manufacturing)	6,876	134,151
Genesee & Wyoming, Inc. - Class A* (Transportation)	24	800
Global Payments, Inc. (Software)	60	2,431
Goodrich Corp. (Aerospace/Defense)	84	3,071
Graco, Inc. (Machinery - Diversified)	36	890
GrafTech International, Ltd.* (Electrical Components & Equipment)	84	681
Granite Construction, Inc. (Engineering & Construction)	24	856
Greif, Inc. - Class A (Packaging & Containers)	12	487
Harsco Corp. (Miscellaneous Manufacturing)	60	1,420
Hewitt Associates, Inc.* (Commercial Services)	60	1,673
Hexcel Corp.* (Aerospace/Defense Equipment)	72	950
HLTH Corp.* (Internet)	120	995
Honeywell International, Inc. (Miscellaneous Manufacturing)	468	14,251
Hubbell, Inc. - Class B (Electrical Components & Equipment)	36	1,291
IDEX Corp. (Machinery - Diversified)	60	1,391
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	312	10,418
IMS Health, Inc. (Software)	120	1,721
Ingersoll-Rand Co. - Class AADR (Miscellaneous Manufacturing)	216	3,985
Iron Mountain, Inc.* (Commercial Services)	120	2,914
Itron, Inc.* (Electronics)	24	1,164
ITT Industries, Inc. (Miscellaneous Manufacturing)	120	5,340
J.B. Hunt Transport Services, Inc. (Transportation)	72	2,047
Jabil Circuit, Inc. (Electronics)	132	1,110
Jack Henry & Associates, Inc. (Computers)	60	1,141
Jacobs Engineering Group, Inc.* (Engineering & Construction)	84	3,060
Joy Global, Inc. (Machinery - Construction & Mining)	72	2,087
Kansas City Southern Industries, Inc.* (Transportation)	60	1,852
Kaydon Corp. (Metal Fabricate/Hardware)	24	802
KBR, Inc. (Engineering & Construction)	120	1,781
Kennametal, Inc. (Hand/Machine Tools)	48	1,019
Kirby Corp.* (Transportation)	36	1,236
L-3 Communications Holdings, Inc. (Aerospace/Defense)	84	6,818
Landstar System, Inc. (Transportation)	36	1,389
Lender Processing Services, Inc. (Diversified Financial Services)	60	1,384
Lennox International, Inc. (Building Materials)	36	1,074
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	24	1,036
Lockheed Martin Corp. (Aerospace/Defense)	216	18,371
Louisiana-Pacific Corp. (Forest Products & Paper)	72	346
Manitowoc Co. (Machinery - Diversified)	84	827
Manpower, Inc. (Commercial Services)	60	1,868
Martin Marietta Materials (Building Materials)	24	1,881
Masco Corp. (Building Materials)	252	2,558
McDermott International, Inc.ADR* (Engineering & Construction)	156	2,672
MDU Resources Group, Inc. (Electric)	120	2,185
MeadWestvaco Corp. (Forest Products & Paper)	108	1,515
Metavante Technologies, Inc.* (Software)	60	1,006
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	24	1,837
Mine Safety Appliances Co. (Environmental Control)	24	648
Molex, Inc. (Electrical Components & Equipment)	48	692
Molex, Inc. - Class A (Electrical Components & Equipment)	48	616
Monster Worldwide, Inc.* (Internet)	84	1,196
Moog, Inc. - Class A* (Aerospace/Defense)	24	843
MPS Group, Inc.* (Commercial Services)	60	467
MSC Industrial Direct Co. - Class A (Retail)	36	1,291
Mueller Industries, Inc. (Metal Fabricate/Hardware)	24	549
Nalco Holding Co. (Environmental Control)	96	1,356
National Instruments Corp. (Computers)	36	914
Navigant Consulting Co.* (Commercial Services)	36	582
NeuStar, Inc.* (Telecommunications)	48	946

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Industrials UltraSector ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
Nordson Corp. (Machinery - Diversified)	24	$886
Norfolk Southern Corp. (Transportation)	264	15,824
Northrop Grumman Corp. (Aerospace/Defense)	216	10,128
Old Dominion Freight Line, Inc.* (Transportation)	24	728
Orbital Sciences Corp.* (Aerospace/Defense)	36	738
Oshkosh Truck Corp. (Auto Manufacturers)	48	368
Overseas Shipholding Group, Inc. (Transportation)	12	451
Owens Corning, Inc.* (Building Materials)	60	944
Owens-Illinois, Inc.* (Packaging & Containers)	120	2,746
PACCAR, Inc. (Auto Manufacturers)	240	7,018
Packaging Corp. of America (Packaging & Containers)	72	1,212
Pactiv Corp.* (Packaging & Containers)	84	1,979
Pall Corp. (Miscellaneous Manufacturing)	84	2,218
Parker Hannifin Corp. (Miscellaneous Manufacturing)	120	4,652
Paychex, Inc. (Commercial Services)	228	6,507
Pentair, Inc. (Miscellaneous Manufacturing)	72	1,990
PerkinElmer, Inc. (Electronics)	84	1,507
Plexus Corp.* (Electronics)	24	448
Precision Castparts Corp. (Metal Fabricate/Hardware)	96	6,222
Quanta Services, Inc.* (Commercial Services)	120	2,371
R.R. Donnelley & Sons Co. (Commercial Services)	144	2,386
Raytheon Co. (Aerospace/Defense)	288	14,720
Regal-Beloit Corp. (Hand/Machine Tools)	24	781
Republic Services, Inc. (Environmental Control)	108	2,560
Resources Connection, Inc.* (Commercial Services)	36	624
Robert Half International, Inc. (Commercial Services)	108	2,038
Rockwell Collins, Inc. (Aerospace/Defense)	108	4,021
Rockwell International Corp. (Machinery - Diversified)	96	2,656
Roper Industries, Inc. (Miscellaneous Manufacturing)	60	2,721
Ryder System, Inc. (Transportation)	36	1,426
Sanmina-SCI Corp.* (Electronics)	372	279
Sealed Air Corp. (Packaging & Containers)	108	1,827
Shaw Group, Inc.* (Engineering & Construction)	48	859
Sherwin-Williams Co. (Chemicals)	72	4,097
Simpson Manufacturing Co., Inc. (Building Materials)	24	553
Smurfit-Stone Container Corp.* (Packaging & Containers)	180	243
Sonoco Products Co. (Packaging & Containers)	72	1,813
Spirit Aerosystems Holdings, Inc. - Class A* (Aerospace/Defense)	72	1,161
SPX Corp. (Miscellaneous Manufacturing)	36	1,395
Stericycle, Inc.* (Environmental Control)	60	3,506
Teekay Shipping Corp.ADR (Transportation)	24	512
Teledyne Technologies, Inc.* (Aerospace/Defense)	24	1,094
Teleflex, Inc. (Miscellaneous Manufacturing)	24	1,272
Temple-Inland, Inc. (Forest Products & Paper)	60	356
Terex Corp.* (Machinery - Construction & Mining)	72	1,202
Tetra Tech, Inc.* (Environmental Control)	36	792
Texas Industries, Inc. (Building Materials)	24	759
Textron, Inc. (Miscellaneous Manufacturing)	168	2,974
The Brink’s Co. (Miscellaneous Manufacturing)	24	1,164
The Corporate Executive Board Co. (Commercial Services)	24	716
Thomas & Betts Corp.* (Electronics)	36	855
Timken Co. (Metal Fabricate/Hardware)	48	762
Toro Co. (Housewares)	24	807
Total System Services, Inc. (Software)	132	1,814
Trimble Navigation, Ltd.* (Electronics)	84	1,728
Trinity Industries, Inc. (Miscellaneous Manufacturing)	60	1,013
Tyco Electronics, Ltd.ADR (Electronics)	324	6,299
Tyco International, Ltd.ADR (Miscellaneous Manufacturing)	324	8,191
Union Pacific Corp. (Transportation)	348	23,236
United Parcel Service, Inc. - Class B (Transportation)	468	24,701
United Stationers, Inc.* (Distribution/Wholesale)	12	449
United Technologies Corp. (Aerospace/Defense)	612	33,635
URS Corp.* (Engineering & Construction)	60	1,763
USG Corp.* (Building Materials)	48	711
UTI Worldwide, Inc.ADR (Transportation)	60	706
Valmont Industries, Inc. (Metal Fabricate/Hardware)	12	657
Vishay Intertechnology, Inc.* (Electronics)	120	517
VistaPrint, Ltd.ADR* (Commercial Services)	24	410
Vulcan Materials Co. (Building Materials)	60	3,257
W.W. Grainger, Inc. (Distribution/Wholesale)	48	3,771

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Industrials UltraSector ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
Wabtec Corp. (Machinery - Diversified)	36	$1,431
Walter Industries, Inc. (Holding Companies - Diversified)	36	1,395
Waste Connections, Inc.* (Environmental Control)	48	1,625
Waste Management, Inc. (Environmental Control)	336	10,493
Watsco, Inc. (Distribution/Wholesale)	12	493
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	24	1,019
Werner Enterprises, Inc. (Transportation)	36	706
WESCO International, Inc.* (Distribution/Wholesale)	24	477
Western Union Co. (Commercial Services)	504	7,691
Weyerhaeuser Co. (Forest Products & Paper)	144	5,504
Woodward Governor Co. (Electronics)	36	1,156
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	48	972

TOTAL COMMON STOCKS (Cost $891,852)		854,575

	Principal Amount
Repurchase Agreements (21.2%)
Deutsche Bank, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $112,001 (Collateralized by $112,000 U.S. Treasury Notes, 3.13%, 11/30/09, market value $113,908)	$112,000	112,000
HSBC, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $99,001 (Collateralized by $99,000 U.S. Treasury Notes, 3.13%, 11/30/09, market value $100,686)	99,000	99,000
UBS, 0.06%, 11/3/08+, dated 10/31/08, with a repurchase price of $38,000 (Collateralized by $40,000 Federal Home Loan Mortgage Corp., 1.98%‡, 1/12/09, market value $39,843)	38,000	38,000

TOTAL REPURCHASE AGREEMENTS (Cost $249,000)		249,000

TOTAL INVESTMENT SECURITIES (Cost $1,140,852)—94.1%		1,103,575
Net other assets (liabilities) — 5.9%		69,055

NET ASSETS — 100.0%		$1,172,630

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at October 31, 2008.
ADR	American Depositary Receipt

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Industrials Index terminating on 11/24/08	$899,459	$17,371

Industrials UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2008:

Aerospace/Defense	11.9%
Aerospace/Defense Equipment	0.1%
Auto Manufacturers	0.6%
Building Materials	1.1%
Chemicals	0.3%
Commercial Services	4.3%
Computers	0.4%
Distribution/Wholesale	0.6%
Diversified Financial Services	0.1%
Electric	0.2%
Electrical Components & Equipment	2.6%
Electronics	2.8%
Engineering & Construction	1.7%
Environmental Control	2.1%
Forest Products & Paper	0.6%
Hand/Machine Tools	0.3%
Holding Companies - Diversified	0.1%
Household Products/Wares	0.3%
Housewares	0.1%
Internet	0.2%
Machinery - Construction & Mining	1.8%
Machinery - Diversified	2.6%
Metal Fabricate/Hardware	0.8%
Miscellaneous Manufacturing	21.7%
Packaging & Containers	1.3%
Retail	0.1%
Software	2.2%
Telecommunications	0.3%
Textiles	0.2%
Transportation	11.4%
Trucking & Leasing	0.1%
Other**	27.1%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Internet UltraSector ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks (64.8%)
Akamai Technologies, Inc.* (Internet)	4,200	$60,396
Allscripts Healthcare Solutions, Inc. (Software)	1,400	9,100
Amazon.com, Inc.* (Internet)	3,560	203,775
Ariba, Inc.* (Internet)	2,120	22,684
Art Technology Group, Inc.* (Internet)	3,200	6,240
Check Point Software Technologies, Ltd.ADR* (Internet)	4,320	87,350
Concur Technologies, Inc.* (Software)	1,240	31,285
CyberSource Corp.* (Internet)	1,720	20,898
DealerTrack Holdings, Inc.* (Internet)	1,000	10,730
Digital River, Inc.* (Internet)	920	22,798
E* TRADE Financial Corp.* (Diversified Financial Services)	11,040	20,093
EarthLink, Inc.* (Internet)	2,760	19,044
eBay, Inc.* (Internet)	12,320	188,126
Expedia, Inc.* (Internet)	5,200	49,452
Google, Inc. - Class A* (Internet)	640	229,991
HLTH Corp.* (Internet)	4,520	37,471
IAC/InterActiveCorp* (Internet)	1,600	26,816
Internap Network Services Corp.* (Internet)	1,240	3,546
Interwoven, Inc.* (Internet)	1,120	14,123
j2 Global Communications, Inc.* (Internet)	1,120	18,054
Juniper Networks, Inc.* (Telecommunications)	11,080	207,639
ModusLink Global Solutions, Inc.* (Internet)	1,200	6,672
Monster Worldwide, Inc.* (Internet)	3,000	42,720
Netflix, Inc.* (Internet)	1,200	29,712
Overstock.com, Inc.* (Internet)	400	4,964
Priceline.com, Inc.* (Internet)	880	46,314
Quest Software, Inc.* (Software)	1,760	23,320
RealNetworks, Inc.* (Internet)	2,360	10,101
Salesforce.com, Inc.* (Software)	2,520	78,019
Sapient Corp.* (Internet)	2,080	11,419
SONICWALL, Inc.* (Internet)	1,440	6,451
Sonus Networks, Inc.* (Telecommunications)	6,760	14,940
TD Ameritrade Holding Corp.* (Diversified Financial Services)	6,040	80,272
Tibco Software, Inc.* (Internet)	4,560	23,484
Ticketmaster* (Commercial Services)	960	9,293
United Online, Inc. (Internet)	2,040	15,096
ValueClick, Inc.* (Internet)	2,360	17,464
VeriSign, Inc.* (Internet)	4,840	102,608
Websense, Inc.* (Internet)	1,120	21,862
Yahoo!, Inc.* (Internet)	14,600	187,172

TOTAL COMMON STOCKS (Cost $1,318,797)		2,021,494

	Principal Amount
Repurchase Agreements (34.1%)
Deutsche Bank, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $482,005 (Collateralized by $488,000 Federal National Mortgage Association, 5.00%, 3/15/16, market value $491,703)	$482,000	482,000
HSBC, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $428,005 (Collateralized by $480,000 Federal Home Loan Bank, 5.18%, 4/14/23, market value $440,557)	428,000	428,000
UBS, 0.06%, 11/3/08+, dated 10/31/08, with a repurchase price of $155,001 (Collateralized by $159,000 Federal Home Loan Mortgage Corp., 1.98%‡, 1/12/09, market value $158,374)	155,000	155,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,065,000)		1,065,000

TOTAL INVESTMENT SECURITIES (Cost $2,383,797)—98.9%		3,086,494
Net other assets (liabilities) — 1.1%		33,965

NET ASSETS — 100.0%		$3,120,459

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at October 31, 2008.
ADR	American Depositary Receipt

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones Composite Internet Index terminating on 11/24/08	$2,668,616	$57,405

Internet UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2008:

Commercial Services	0.3%
Diversified Financial Services	3.2%
Internet	49.6%
Software	4.5%
Telecommunications	7.2%
Other**	35.2%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mobile Telecommunications UltraSector ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks (64.9%)
Leap Wireless International, Inc.* (Telecommunications)	1,978	$55,463
MetroPCS Communications, Inc.* (Telecommunications)	8,174	112,311
NII Holdings, Inc. - Class B* (Telecommunications)	7,370	189,851
Sprint Nextel Corp. (Telecommunications)	89,218	279,253
TeleCorp PCS, Inc. - Class A*(a) (Telecommunications)	1,885	0
Telephone & Data Systems, Inc. (Telecommunications)	2,012	54,022
Telephone & Data Systems, Inc. - Special Shares (Telecommunications)	1,978	54,197
US Cellular Corp.* (Telecommunications)	670	25,668

TOTAL COMMON STOCKS (Cost $678,326)		770,765

	Principal Amount
Repurchase Agreements (35.8%)
Deutsche Bank, 0.13%, 11/3/08, dated 10/31/08, with a repurchase price of $192,002 (Collateralized by $195,000 Federal National Mortgage Association, 5.00%, 3/15/16, market value $196,480)	$192,000	192,000
HSBC, 0.13%, 11/3/08, dated 10/31/08, with a repurchase price of $171,002 (Collateralized by $195,000 Federal Home Loan Bank, 5.18%, 4/14/23, market value $178,976)	171,000	171,000
UBS, 0.06%, 11/3/08, dated 10/31/08, with a repurchase price of $62,000 (Collateralized by $64,000 Federal Home Loan Mortgage Corp., 1.98% ‡, 1/12/09, market value $63,748)	62,000	62,000

TOTAL REPURCHASE AGREEMENTS (Cost $425,000)		425,000

TOTAL INVESTMENT SECURITIES (Cost $1,103,326)—100.7%		1,195,765
Net other assets (liabilities) — (0.7)%		(8,778)

NET ASSETS — 100.0%		$1,186,987

*	Non-income producing security
(a)	Escrowed security
‡	Represents the effective yield or interest rate in effect at October 31, 2008.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Mobile Telecommunications Index terminating on 11/24/08	$929,881	$(35,565)

Mobile Telecommunications UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2008:

Telecommunications	64.9%
Other**	35.1%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Oil & Gas UltraSector ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks (66.9%)
Anadarko Petroleum Corp. (Oil & Gas)	16,065	$567,094
Apache Corp. (Oil & Gas)	11,220	923,743
Arena Resources, Inc.* (Oil & Gas)	1,275	38,862
Atlas America, Inc. (Oil & Gas)	1,275	29,210
Atwood Oceanics, Inc.* (Oil & Gas)	1,785	49,052
Baker Hughes, Inc. (Oil & Gas Services)	10,455	365,402
Berry Petroleum Co. - Class A (Oil & Gas)	1,275	29,708
Bill Barrett Corp.* (Oil & Gas)	1,020	20,808
BJ Services Co. (Oil & Gas Services)	9,945	127,793
Bristow Group, Inc.* (Transportation)	1,020	25,265
Cabot Oil & Gas Corp. (Oil & Gas)	3,570	100,210
Cameron International Corp.* (Oil & Gas Services)	7,395	179,403
Carrizo Oil & Gas, Inc.* (Oil & Gas)	1,020	23,858
Chesapeake Energy Corp. (Oil & Gas)	18,360	403,369
ChevronTexaco Corp. (Oil & Gas)	69,870	5,212,302
Cimarex Energy Co. (Oil & Gas)	2,805	113,490
Complete Production Services, Inc.* (Oil & Gas Services)	1,785	22,116
Comstock Resources, Inc.* (Oil & Gas)	1,530	75,613
Concho Resources, Inc.* (Oil & Gas)	2,040	43,350
ConocoPhillips (Oil & Gas)	47,940	2,493,839
Continental Resources, Inc.* (Oil & Gas)	1,020	33,038
Core Laboratories N.V.ADR (Oil & Gas Services)	765	56,381
Crosstex Energy, Inc. (Oil & Gas)	1,530	15,621
Delta Petroleum Corp.* (Oil & Gas)	2,295	21,573
Denbury Resources, Inc.* (Oil & Gas)	8,415	106,955
Devon Energy Corp. (Oil & Gas)	14,280	1,154,681
Diamond Offshore Drilling, Inc. (Oil & Gas)	2,295	203,796
Dresser-Rand Group, Inc.* (Oil & Gas Services)	2,805	62,832
Drill-Quip, Inc.* (Oil & Gas Services)	1,020	25,194
El Paso Corp. (Pipelines)	23,970	232,509
Encore Acquisition Co.* (Oil & Gas)	1,785	55,603
Ensco International, Inc. (Oil & Gas)	4,845	184,158
EOG Resources, Inc. (Oil & Gas)	8,415	680,942
Evergreen Solar, Inc.* (Energy - Alternate Sources)	5,100	19,329
EXCO Resources, Inc.* (Oil & Gas)	5,865	53,899
Exterran Holdings, Inc.* (Oil & Gas Services)	2,295	51,431
Exxon Mobil Corp. (Oil & Gas)	176,970	13,117,016
FMC Technologies, Inc.* (Oil & Gas Services)	4,335	151,682
Forest Oil Corp.* (Oil & Gas)	2,805	81,934
Frontier Oil Corp. (Oil & Gas)	3,570	47,160
Global Industries, Ltd.* (Oil & Gas Services)	3,060	7,803
Goodrich Petroleum Corp.* (Oil & Gas)	1,020	28,315
Grey Wolf, Inc.* (Oil & Gas)	6,120	39,290
Halliburton Co. (Oil & Gas Services)	30,090	595,481
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,805	29,621
Helmerich & Payne, Inc. (Oil & Gas)	3,315	113,738
Hercules Offshore, Inc.* (Oil & Gas Services)	3,060	22,307
Hess Corp. (Oil & Gas)	9,945	598,788
Holly Corp. (Oil & Gas)	1,530	30,034
ION Geophysical Corp.* (Oil & Gas Services)	2,805	18,401
Key Energy Services, Inc.* (Oil & Gas Services)	4,335	26,877
Marathon Oil Corp. (Oil & Gas)	24,225	704,947
Mariner Energy, Inc.* (Oil & Gas)	2,805	40,364
Murphy Oil Corp. (Oil & Gas)	6,375	322,830
Nabors Industries, Ltd.ADR* (Oil & Gas)	9,690	139,342
National-Oilwell Varco, Inc.* (Oil & Gas Services)	14,025	419,207
Newfield Exploration Co.* (Oil & Gas)	4,590	105,478
Newpark Resources, Inc.* (Oil & Gas Services)	3,060	17,595
Noble Corp.ADR (Oil & Gas)	9,180	295,688
Noble Energy, Inc. (Oil & Gas)	5,865	303,924
Occidental Petroleum Corp. (Oil & Gas)	28,050	1,557,897
Oceaneering International, Inc.* (Oil & Gas Services)	1,785	50,283
OGE Energy Corp. (Electric)	3,060	83,538
Oil States International, Inc.* (Oil & Gas Services)	1,785	41,287
Parker Drilling Co.* (Oil & Gas)	3,825	19,584
Patterson-UTI Energy, Inc. (Oil & Gas)	5,355	71,061
Penn Virginia Corp. (Oil & Gas)	1,530	56,870
Petrohawk Energy Corp.* (Oil & Gas)	8,415	159,464
Pioneer Natural Resources Co. (Oil & Gas)	4,080	113,546
Plains Exploration & Production Co.* (Oil & Gas)	3,570	100,674
Pride International, Inc.* (Oil & Gas)	5,865	110,203
Quicksilver Resources, Inc.* (Oil & Gas)	3,825	40,048
Range Resources Corp. (Oil & Gas)	5,355	226,088
Rowan Cos., Inc. (Oil & Gas)	3,825	69,386
SandRidge Energy, Inc.* (Oil & Gas)	3,060	32,742
Schlumberger, Ltd.ADR (Oil & Gas Services)	40,545	2,094,149
SEACOR SMIT, Inc.* (Oil & Gas Services)	765	51,385
Smith International, Inc. (Oil & Gas Services)	7,395	254,980
Southwestern Energy Co.* (Oil & Gas)	11,730	417,823
St. Mary Land & Exploration Co. (Oil & Gas)	2,040	50,776
Stone Energy Corp.* (Oil & Gas)	1,275	38,684
Sunoco, Inc. (Oil & Gas)	4,080	124,440
SunPower Corp. - Class A* (Energy - Alternate Sources)	1,275	49,802
SunPower Corp. - Class B* (Electrical Components & Equipment)	1,275	37,753
Superior Energy Services, Inc.* (Oil & Gas Services)	2,805	59,803
Swift Energy Co.* (Oil & Gas)	1,020	32,722
Tesoro Petroleum Corp. (Oil & Gas)	4,590	44,385

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Oil & Gas UltraSector ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
TETRA Technologies, Inc.* (Oil & Gas Services)	2,550	$17,748
Tidewater, Inc. (Oil & Gas Services)	1,785	77,844
Transocean, Inc.ADR* (Oil & Gas)	10,710	881,754
Ultra Petroleum Corp.ADR* (Oil & Gas)	5,100	237,405
Unit Corp.* (Oil & Gas)	1,530	57,436
Valero Energy Corp. (Oil & Gas)	17,850	367,353
W&T Offshore, Inc. (Oil & Gas)	1,020	19,553
Weatherford International, Ltd.ADR* (Oil & Gas Services)	23,205	391,700
Whiting Petroleum Corp.* (Oil & Gas)	1,530	79,545
XTO Energy, Inc. (Oil & Gas)	18,615	669,209

TOTAL COMMON STOCKS (Cost $22,758,494)		39,849,171

	Principal Amount
Repurchase Agreements (33.7%)
Deutsche Bank, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $9,089,098 (Collateralized by $9,202,000 Federal National Mortgage Association, 5.00%, 3/15/16, market value $9,271,833)	$9,089,000	9,089,000
HSBC, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $8,080,088 (Collateralized by $8,292,000 of various U.S. Government Agency Obligations, 2.58%‡-5.50%, 4/27/09-7/15/11, market value $8,241,762)	8,080,000	8,080,000
UBS, 0.06%, 11/3/08+, dated 10/31/08, with a repurchase price of $2,903,015 (Collateralized by $2,974,000 Federal Home Loan Mortgage Corp., 1.98%‡, 1/12/09, market value $2,962,296)	2,903,000	2,903,000

TOTAL REPURCHASE AGREEMENTS (Cost $20,072,000)		20,072,000

TOTAL INVESTMENT SECURITIES (Cost $42,830,494)—100.6%		59,921,171
Net other assets (liabilities) — (0.6)%		(386,583)

NET ASSETS — 100.0%		$59,534,588

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at October 31, 2008.
ADR	American Depositary Receipt

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & Gas Index terminating on 11/24/08	$49,767,237	$296,495

Oil & Gas UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2008:

Electric	0.1%
Electrical Components & Equipment	0.1%
Energy - Alternate Sources	0.1%
Oil & Gas	57.6%
Oil & Gas Services	8.6%
Pipelines	0.4%
Transportation	NM
Other**	33.1%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Oil Equipment, Services & Distribution UltraSector ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks (72.2%)
Atwood Oceanics, Inc.* (Oil & Gas)	1,950	$53,586
Baker Hughes, Inc. (Oil & Gas Services)	10,920	381,654
BJ Services Co. (Oil & Gas Services)	10,400	133,640
Bristow Group, Inc.* (Transportation)	910	22,541
Cameron International Corp.* (Oil & Gas Services)	7,670	186,074
Complete Production Services, Inc.* (Oil & Gas Services)	1,690	20,939
Core Laboratories N.V.ADR (Oil & Gas Services)	780	57,486
Crosstex Energy, Inc. (Oil & Gas)	1,690	17,255
Diamond Offshore Drilling, Inc. (Oil & Gas)	2,340	207,792
Dresser-Rand Group, Inc.* (Oil & Gas Services)	2,990	66,976
Drill-Quip, Inc.* (Oil & Gas Services)	1,170	28,899
El Paso Corp. (Pipelines)	24,960	242,112
Ensco International, Inc. (Oil & Gas)	5,070	192,711
Exterran Holdings, Inc.* (Oil & Gas Services)	2,340	52,439
FMC Technologies, Inc.* (Oil & Gas Services)	4,550	159,205
Global Industries, Ltd.* (Oil & Gas Services)	2,990	7,625
Grey Wolf, Inc.* (Oil & Gas)	6,370	40,895
Halliburton Co. (Oil & Gas Services)	31,200	617,448
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,990	31,574
Helmerich & Payne, Inc. (Oil & Gas)	3,380	115,968
Hercules Offshore, Inc.* (Oil & Gas Services)	3,120	22,745
ION Geophysical Corp.* (Oil & Gas Services)	2,990	19,614
Key Energy Services, Inc.* (Oil & Gas Services)	4,420	27,404
Nabors Industries, Ltd.ADR* (Oil & Gas)	10,010	143,944
National-Oilwell Varco, Inc.* (Oil & Gas Services)	14,560	435,198
Newpark Resources, Inc.* (Oil & Gas Services)	3,120	17,940
Noble Corp.ADR (Oil & Gas)	9,490	305,673
Oceaneering International, Inc.* (Oil & Gas Services)	1,950	54,932
OGE Energy Corp. (Electric)	3,250	88,725
Oil States International, Inc.* (Oil & Gas Services)	1,690	39,090
Parker Drilling Co.* (Oil & Gas)	3,900	19,968
Patterson-UTI Energy, Inc. (Oil & Gas)	5,590	74,179
Pride International, Inc.* (Oil & Gas)	6,110	114,807
Rowan Cos., Inc. (Oil & Gas)	4,030	73,104
Schlumberger, Ltd.ADR (Oil & Gas Services)	42,250	2,182,212
SEACOR SMIT, Inc.* (Oil & Gas Services)	780	52,393
Smith International, Inc. (Oil & Gas Services)	7,670	264,462
Superior Energy Services, Inc.* (Oil & Gas Services)	2,860	60,975
TETRA Technologies, Inc.* (Oil & Gas Services)	2,600	18,096
Tidewater, Inc. (Oil & Gas Services)	1,820	79,370
Transocean, Inc.ADR* (Oil & Gas)	11,180	920,449
Unit Corp.* (Oil & Gas)	1,690	63,443
Weatherford International, Ltd.ADR* (Oil & Gas Services)	24,050	405,964

TOTAL COMMON STOCKS (Cost $8,321,571)		8,121,506

	Principal Amount
Repurchase Agreements (28.5%)
Deutsche Bank, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $1,451,016 (Collateralized by $1,470,000 Federal National Mortgage Association, 5.00%, 3/15/16, market value $1,481,156)	$1,451,000	1,451,000
HSBC, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $1,290,014 (Collateralized by $1,440,000 Federal Home Loan Bank, 5.18%, 4/14/23, market value $1,321,670)	1,290,000	1,290,000
UBS, 0.06%, 11/3/08+, dated 10/31/08, with a repurchase price of $466,002 (Collateralized by $478,000 Federal Home Loan Mortgage Corp., 1.98%‡, 1/12/09, market value $476,119)	466,000	466,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,207,000)		3,207,000

TOTAL INVESTMENT SECURITIES (Cost $11,528,571)—100.7%		11,328,506
Net other assets (liabilities) — (0.7)%		(84,105)

NET ASSETS — 100.0%		$11,244,401

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at October 31, 2008.
ADR	American Depositary Receipt

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Oil Equipment, Services & Distribution Index terminating on 11/24/08	$8,786,992	$(21,525)

Oil Equipment, Services & Distribution UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2008:

Electric	0.8%
Oil & Gas	20.8%
Oil & Gas Services	48.3%
Pipelines	2.1%
Transportation	0.2%
Other**	27.8%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Pharmaceuticals UltraSector ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks (55.1%)
Abbott Laboratories (Pharmaceuticals)	5,112	$281,927
Alkermes, Inc.* (Pharmaceuticals)	324	3,201
Allergan, Inc. (Pharmaceuticals)	1,008	39,987
Alpharma, Inc. - Class A* (Pharmaceuticals)	144	4,509
Auxilium Pharmaceuticals, Inc.* (Healthcare - Products)	144	2,830
Barr Pharmaceuticals, Inc.* (Pharmaceuticals)	360	23,134
Bristol-Myers Squibb Co. (Pharmaceuticals)	6,516	133,904
Cephalon, Inc.* (Pharmaceuticals)	216	15,491
Eli Lilly & Co. (Pharmaceuticals)	3,204	108,359
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	360	6,660
Forest Laboratories, Inc.* (Pharmaceuticals)	1,008	23,416
Hospira, Inc.* (Pharmaceuticals)	540	15,023
Johnson & Johnson (Healthcare - Products)	9,252	567,518
King Pharmaceuticals, Inc.* (Pharmaceuticals)	828	7,278
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	180	2,569
Merck & Co., Inc. (Pharmaceuticals)	7,128	220,612
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,008	8,638
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	108	1,080
Perrigo Co. (Pharmaceuticals)	252	8,568
Pfizer, Inc. (Pharmaceuticals)	22,356	395,925
Schering-Plough Corp. (Pharmaceuticals)	5,364	77,724
Sepracor, Inc.* (Pharmaceuticals)	360	4,795
The Medicines Co.* (Pharmaceuticals)	180	3,137
Theravance, Inc.* (Pharmaceuticals)	180	1,220
Valeant Pharmaceuticals International* (Pharmaceuticals)	252	4,730
Warner Chilcott, Ltd.ADR* (Pharmaceuticals)	288	3,995
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	360	9,421
Wyeth (Pharmaceuticals)	4,428	142,493

TOTAL COMMON STOCKS (Cost $1,882,266)		2,118,144

	Principal Amount
Repurchase Agreements (41.8%)
Deutsche Bank, 0.13%, 11/3/08, dated 10/31/08, with a repurchase price of $728,008 (Collateralized by $737,000 Federal National Mortgage Association, 5.00%, 3/15/16, market value $742,593)	$728,000	728,000
HSBC, 0.13%, 11/3/08, dated 10/31/08, with a repurchase price of $647,007 (Collateralized by $720,000 Federal Home Loan Bank, 5.18%, 4/14/23, market value $660,835)	647,000	647,000
UBS, 0.06%, 11/3/08, dated 10/31/08, with a repurchase price of $233,001 (Collateralized by $239,000 Federal Home Loan Mortgage Corp., 1.98%‡, 1/12/09, market value $238,059)	233,000	233,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,608,000)		1,608,000

	Shares
Rights/Warrants (NM)
Fresenius Kabi Pharmaceuticals Holding, Inc., expiring 6/30/11 at $6.00 (CVR) (Holding Companies - Diversified)	60	69

TOTAL RIGHTS/WARRANTS (Cost $0)		69

TOTAL INVESTMENT SECURITIES (Cost $3,490,266)—96.9%		3,726,213
Net other assets (liabilities) — 3.1%		119,521

NET ASSETS — 100.0%		$3,845,734

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at October 31, 2008.
ADR	American Depositary Receipt
CVR	Contingent Value Right

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Pharmaceuticals Index terminating on 11/24/08	$3,626,364	$61,884

Pharmaceuticals UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2008:

Healthcare – Products	14.9%
Holding Companies – Diversified	NM
Pharmaceuticals	40.2%
Other**	44.9%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Precious Metals UltraSector ProFund	October 31, 2008
(unaudited)

	Principal Amount	Value
Repurchase Agreements (108.6%)
Deutsche Bank, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $29,773,323 (Collateralized by $29,924,000 of various U.S. Government Agency Obligations, 3.65%-5.00%, 6/2/10-3/15/16, market value $30,369,268)	$29,773,000	$29,773,000
HSBC, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $26,465,287 (Collateralized by $27,139,000 of various U.S. Government Agency Obligations, 0.93%‡-2.58%‡, 12/8/08-4/27/09, market value $26,995,028)	26,465,000	26,465,000
UBS, 0.06%, 11/3/08+, dated 10/31/08, with a repurchase price of $9,502,048 (Collateralized by $9,731,000 Federal Home Loan Mortgage Corp., 1.98%‡, 1/12/09, market value $9,692,706)	9,502,000	9,502,000

TOTAL REPURCHASE AGREEMENTS (Cost $65,740,000)		65,740,000

TOTAL INVESTMENT SECURITIES (Cost $65,740,000)—108.6%		65,740,000
Net other assets (liabilities) — (8.6)%		(5,205,147)

NET ASSETS — 100.0%		$60,534,853

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at October 31, 2008.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones Precious Metals Index terminating on 11/24/08	$91,026,294	$(5,128,842)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Real Estate UltraSector ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks (65.5%)
Alexandria Real Estate Equities, Inc. (REIT)	816	$56,728
AMB Property Corp. (REIT)	2,544	61,132
Annaly Mortgage Management, Inc. (REIT)	13,872	192,821
Apartment Investment and Management Co. - Class A (REIT)	2,208	32,303
Avalonbay Communities, Inc. (REIT)	1,968	139,767
BioMed Realty Trust, Inc. (REIT)	2,016	28,325
Boston Properties, Inc. (REIT)	3,072	217,743
Brandywine Realty Trust (REIT)	2,304	19,907
BRE Properties, Inc. - Class A (REIT)	1,296	45,114
Brookfield Properties Corp.ADR (Real Estate)	5,232	52,791
Camden Property Trust (REIT)	1,344	45,306
CapitalSource, Inc. (Diversified Financial Services)	5,808	42,979
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	4,656	32,638
CBL & Associates Properties, Inc. (REIT)	1,728	15,949
Colonial Properties Trust (REIT)	1,104	11,636
Corporate Office Properties Trust (REIT)	1,200	37,308
Cousins Properties, Inc. (REIT)	1,056	15,291
DCT Industrial Trust, Inc. (REIT)	4,416	21,771
Developers Diversified Realty Corp. (REIT)	3,072	40,458
DiamondRock Hospitality Co. (REIT)	2,400	12,432
Digital Realty Trust, Inc. (REIT)	1,728	57,853
Douglas Emmett, Inc. (REIT)	1,824	27,542
Duke-Weeks Realty Corp. (REIT)	3,744	52,828
Entertainment Properties Trust (REIT)	816	30,559
Equity Lifestyle Properties, Inc. (REIT)	576	24,186
Equity Residential Properties Trust (REIT)	7,008	244,789
Essex Property Trust, Inc. (REIT)	672	65,386
Federal Realty Investment Trust (REIT)	1,536	94,111
FelCor Lodging Trust, Inc. (REIT)	1,632	4,912
First Industrial Realty Trust, Inc. (REIT)	1,152	11,912
Forest City Enterprises, Inc. - Class A (Real Estate)	1,680	19,975
Forestar Real Estate Group, Inc.* (Real Estate)	864	7,560
Franklin Street Properties Corp. (REIT)	1,632	19,307
General Growth Properties, Inc. (REIT)	6,480	26,827
HCP, Inc. (REIT)	6,432	192,510
Health Care REIT, Inc. (REIT)	2,640	117,506
Healthcare Realty Trust, Inc. (REIT)	1,440	36,792
Highwoods Properties, Inc. (REIT)	1,440	35,741
Home Properties, Inc. (REIT)	816	33,040
Hospitality Properties Trust (REIT)	2,400	24,360
Host Marriott Corp. (REIT)	13,440	138,970
HRPT Properties Trust (REIT)	5,808	20,967
iStar Financial, Inc. (REIT)	3,456	3,732
Jones Lang LaSalle, Inc. (Real Estate)	816	26,863
Kilroy Realty Corp. (REIT)	864	27,778
Kimco Realty Corp. (REIT)	5,664	127,893
LaSalle Hotel Properties (REIT)	1,008	14,193
Lexington Corporate Properties Trust (REIT)	1,632	13,105
Liberty Property Trust (REIT)	2,400	57,240
Mack-Cali Realty Corp. (REIT)	1,680	38,170
Maguire Properties, Inc. (REIT)	960	3,408
Mid-America Apartment Communities, Inc. (REIT)	720	25,373
National Retail Properties, Inc. (REIT)	1,872	33,378
Nationwide Health Properties, Inc. (REIT)	2,496	74,481
Newcastle Investment Corp. (REIT)	1,344	5,443
Pennsylvania REIT (REIT)	1,008	12,751
Plum Creek Timber Co., Inc. (Forest Products & Paper)	4,464	166,418
Post Properties, Inc. (REIT)	1,152	25,713
Potlatch Corp. (Forest Products & Paper)	1,008	33,476
ProLogis (REIT)	6,768	94,752
Public Storage, Inc. (REIT)	3,312	269,928
RAIT Financial Trust (REIT)	1,536	5,867
Rayonier, Inc. (Forest Products & Paper)	2,016	66,689
Realty Income Corp. (REIT)	2,592	59,927
Redwood Trust, Inc. (REIT)	720	10,973
Regency Centers Corp. (REIT)	1,776	70,081
Senior Housing Properties Trust (REIT)	2,880	55,210
Simon Property Group, Inc. (REIT)	5,760	386,093
SL Green Realty Corp. (REIT)	1,488	62,555
St. Joe Co.* (Real Estate)	2,352	72,724
Strategic Hotels & Resorts, Inc. (REIT)	1,920	9,504
Sunstone Hotel Investors, Inc. (REIT)	1,296	8,489
Taubman Centers, Inc. (REIT)	1,344	44,648
The Macerich Co. (REIT)	1,920	56,486
UDR, Inc. (REIT)	3,312	65,445
Ventas, Inc. (REIT)	3,696	133,278
Vornado Realty Trust (REIT)	3,696	260,753
Washington REIT (REIT)	1,296	38,854
Weingarten Realty Investors (REIT)	2,016	41,227

TOTAL COMMON STOCKS (Cost $4,065,676)		4,912,930

	Principal Amount
Repurchase Agreements (26.9%)
Deutsche Bank, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $913,010 (Collateralized by $926,000 Federal National Mortgage Association, 5.00%, 3/15/16, market value $933,027)	$913,000	913,000
HSBC, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $811,009 (Collateralized by $910,000 Federal Home Loan Bank, 5.18%, 4/14/23, market value $835,222)	811,000	811,000

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Real Estate UltraSector ProFund	October 31, 2008
(unaudited)

	Principal Amount	Value
Repurchase Agreements, continued
UBS, 0.06%, 11/3/08+, dated 10/31/08, with a repurchase price of $294,001 (Collateralized by $302,000 Federal Home Loan Mortgage Corp., 1.98%‡, 1/12/09, market value $300,812)	$294,000	$294,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,018,000)		2,018,000

TOTAL INVESTMENT SECURITIES (Cost $6,083,676)—92.4%		6,930,930
Net other assets (liabilities) — 7.6%		570,674

NET ASSETS — 100.0%		$7,501,604

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at October 31, 2008.
ADR	American Depositary Receipt

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Real Estate Index terminating on 11/24/08	$6,348,245	$359,448

Real Estate UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2008:

Diversified Financial Services	0.6%
Forest Products & Paper	3.5%
REIT	58.5%
Real Estate	2.9%
Other**	34.5%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Semiconductor UltraSector ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks (42.5%)
Actel Corp.* (Semiconductors)	206	$2,491
Advanced Micro Devices, Inc.* (Semiconductors)	4,841	16,944
Altera Corp. (Semiconductors)	2,678	46,463
Amkor Technology, Inc.* (Semiconductors)	927	3,764
Analog Devices, Inc. (Semiconductors)	2,575	55,002
Applied Materials, Inc. (Semiconductors)	11,948	154,249
Applied Micro Circuits Corp.* (Semiconductors)	618	3,158
Atheros Communications* (Telecommunications)	515	9,255
Atmel Corp.* (Semiconductors)	3,914	16,243
Axcelis Technologies, Inc.* (Semiconductors)	927	408
Broadcom Corp. - Class A* (Semiconductors)	3,914	66,851
Brooks Automation, Inc.* (Semiconductors)	515	3,528
Cabot Microelectronics Corp.* (Chemicals)	206	5,918
Cirrus Logic, Inc.* (Semiconductors)	515	2,956
Cohu, Inc. (Semiconductors)	206	2,913
Cree Research, Inc.* (Semiconductors)	721	14,153
Cymer, Inc.* (Electronics)	309	7,561
Cypress Semiconductor Corp.* (Semiconductors)	1,339	6,708
DSP Group, Inc.* (Semiconductors)	206	1,298
Entegris, Inc.* (Semiconductors)	1,030	2,771
Exar Corp.* (Semiconductors)	309	2,064
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,133	6,436
First Solar, Inc.* (Energy - Alternate Sources)	412	59,204
FormFactor, Inc.* (Semiconductors)	412	7,177
Integrated Device Technology, Inc.* (Semiconductors)	1,545	9,826
Intel Corp. (Semiconductors)	49,440	791,040
InterDigital, Inc.* (Telecommunications)	412	8,973
International Rectifier Corp.* (Semiconductors)	618	9,542
Intersil Corp. - Class A (Semiconductors)	1,133	15,511
KLA -Tencor Corp. (Semiconductors)	1,545	35,921
Kulicke & Soffa Industries, Inc.* (Semiconductors)	515	1,514
Lam Research Corp.* (Semiconductors)	1,133	25,334
Lattice Semiconductor Corp.* (Semiconductors)	1,030	1,936
Linear Technology Corp. (Semiconductors)	1,854	42,049
LSI Logic Corp.* (Semiconductors)	5,562	21,414
Marvell Technology Group, Ltd.ADR* (Semiconductors)	4,120	28,675
MEMC Electronic Materials, Inc.* (Semiconductors)	1,957	35,970
Micrel, Inc. (Semiconductors)	412	3,028
Microchip Technology, Inc. (Semiconductors)	1,648	40,590
Micron Technology, Inc.* (Semiconductors)	6,592	31,048
Microsemi Corp.* (Semiconductors)	618	13,435
National Semiconductor Corp. (Semiconductors)	2,060	27,130
Novellus Systems, Inc.* (Semiconductors)	927	14,647
NVIDIA Corp.* (Semiconductors)	4,841	42,407
OmniVision Technologies, Inc.* (Semiconductors)	412	3,333
ON Semiconductor Corp.* (Semiconductors)	3,502	17,895
PMC-Sierra, Inc.* (Semiconductors)	1,957	9,159
Rambus, Inc.* (Semiconductors)	927	8,482
RF Micro Devices, Inc.* (Telecommunications)	2,163	4,304
SanDisk Corp.* (Computers)	1,957	17,398
Semtech Corp.* (Semiconductors)	515	6,242
Silicon Image, Inc.* (Semiconductors)	618	2,824
Silicon Laboratories, Inc.* (Semiconductors)	412	10,696
Skyworks Solutions, Inc.* (Semiconductors)	1,442	10,282
Teradyne, Inc.* (Semiconductors)	1,442	7,354
Tessera Technologies, Inc.* (Semiconductors)	412	7,119
Texas Instruments, Inc. (Semiconductors)	11,536	225,644
Trident Microsystems, Inc.* (Software)	515	932
TriQuint Semiconductor, Inc.* (Semiconductors)	1,236	5,537
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	618	12,125
Xilinx, Inc. (Semiconductors)	2,472	45,534
Zoran Corp.* (Semiconductors)	412	3,354

TOTAL COMMON STOCKS (Cost $1,602,201)		2,095,719

	Principal Amount
Repurchase Agreements (55.7%)
Deutsche Bank, 0.13%, 11/3/08, dated 10/31/08, with a repurchase price of $1,245,013 (Collateralized by $1,261,000 Federal National Mortgage Association, 5.00%, 3/15/16, market value $1,270,570)	$1,245,000	1,245,000
HSBC, 0.13%, 11/3/08, dated 10/31/08, with a repurchase price of $1,106,012 (Collateralized by $1,230,000 Federal Home Loan Bank, 5.18%, 4/14/23, market value $1,128,927)	1,106,000	1,106,000

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Semiconductor UltraSector ProFund	October 31, 2008
(unaudited)

	Principal Amount	Value
Repurchase Agreements, continued
UBS, 0.06%, 11/3/08, dated 10/31/08, with a repurchase price of $398,002 (Collateralized by $408,000 Federal Home Loan Mortgage Corp., 1.98%‡, 1/12/09, market value $406,394)	$398,000	$398,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,749,000)		2,749,000

TOTAL INVESTMENT SECURITIES (Cost $4,351,201)—98.2%		4,844,719
Net other assets (liabilities) — 1.8%		88,994

NET ASSETS — 100.0%		$4,933,713

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at October 31, 2008.
ADR	American Depositary Receipt

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Semiconductors Index terminating on 11/24/08	$5,320,112	$172,105

Semiconductor UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2008:

Chemicals	0.1%
Computers	0.4%
Electronics	0.2%
Energy – Alternate Sources	1.2%
Semiconductors	40.1%
Software	NM
Telecommunications	0.5%
Other**	57.5%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Technology UltraSector ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks (65.9%)
ADC Telecommunications, Inc.* (Telecommunications)	162	$1,027
Adobe Systems, Inc.* (Software)	891	23,736
ADTRAN, Inc. (Telecommunications)	81	1,231
Advanced Micro Devices, Inc.* (Semiconductors)	972	3,402
Akamai Technologies, Inc.* (Internet)	324	4,659
Altera Corp. (Semiconductors)	486	8,432
Amdocs, Ltd.ADR* (Telecommunications)	324	7,309
American Tower Corp.* (Telecommunications)	648	20,937
Analog Devices, Inc. (Semiconductors)	486	10,381
ANSYS, Inc.* (Software)	162	4,638
Apple Computer, Inc.* (Computers)	1,539	165,581
Applied Materials, Inc. (Semiconductors)	2,349	30,326
Ariba, Inc.* (Internet)	162	1,733
Arris Group, Inc.* (Telecommunications)	243	1,679
Atheros Communications* (Telecommunications)	81	1,456
Atmel Corp.* (Semiconductors)	810	3,361
Autodesk, Inc.* (Software)	405	8,631
Avocent Corp.* (Internet)	81	1,217
BMC Software, Inc.* (Software)	324	8,366
Broadcom Corp. - Class A* (Semiconductors)	729	12,451
Brocade Communications Systems, Inc.* (Computers)	648	2,443
CA, Inc. (Software)	729	12,976
CACI International, Inc. - Class A* (Computers)	81	3,336
Cadence Design Systems, Inc.* (Computers)	405	1,648
Cerner Corp.* (Software)	81	3,016
Check Point Software Technologies, Ltd.ADR* (Internet)	324	6,551
Ciena Corp.* (Telecommunications)	162	1,557
Cisco Systems, Inc.* (Telecommunications)	10,287	182,800
Citrix Systems, Inc.* (Software)	324	8,349
Cognizant Technology Solutions Corp.* (Computers)	486	9,331
Computer Sciences Corp.* (Computers)	243	7,329
Compuware Corp.* (Software)	405	2,584
Corning, Inc. (Telecommunications)	2,673	28,949
Cree Research, Inc.* (Semiconductors)	162	3,180
Crown Castle International Corp.* (Telecommunications)	405	8,574
Cypress Semiconductor Corp.* (Semiconductors)	243	1,217
Dell, Inc.* (Computers)	3,078	37,398
Diebold, Inc. (Computers)	81	2,407
Digital River, Inc.* (Internet)	81	2,007
DST Systems, Inc.* (Computers)	81	3,287
EarthLink, Inc.* (Internet)	162	1,118
Echostar Holding Corp.* (Telecommunications)	81	1,573
EMC Corp.* (Computers)	3,564	41,984
Emulex Corp.* (Semiconductors)	162	1,539
Equinix, Inc.* (Internet)	81	5,056
F5 Networks, Inc.* (Internet)	162	4,021
Fair Isaac Corp. (Software)	81	1,263
Fairchild Semiconductor International, Inc.* (Semiconductors)	243	1,380
First Solar, Inc.* (Energy - Alternate Sources)	81	11,640
FormFactor, Inc.* (Semiconductors)	81	1,411
Foundry Networks, Inc.* (Telecommunications)	243	3,609
Gartner Group, Inc.* (Commercial Services)	81	1,490
Google, Inc. - Class A* (Internet)	405	145,541
Harris Corp. (Telecommunications)	243	8,736
Hewlett-Packard Co. (Computers)	4,212	161,235
IAC/InterActiveCorp* (Internet)	81	1,358
Informatica Corp.* (Software)	162	2,276
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	243	3,239
Integrated Device Technology, Inc.* (Semiconductors)	324	2,061
Intel Corp. (Semiconductors)	9,720	155,520
InterDigital, Inc.* (Telecommunications)	81	1,764
Intermec, Inc.* (Machinery - Diversified)	81	1,051
International Business Machines Corp. (Computers)	2,349	218,387
International Rectifier Corp.* (Semiconductors)	162	2,501
Intersil Corp. - Class A (Semiconductors)	243	3,327
Intuit, Inc.* (Software)	486	12,179
j2 Global Communications, Inc.* (Internet)	81	1,306
JDS Uniphase Corp.* (Telecommunications)	405	2,211
Juniper Networks, Inc.* (Telecommunications)	972	18,215
KLA -Tencor Corp. (Semiconductors)	324	7,533
Lam Research Corp.* (Semiconductors)	243	5,433
Lexmark International, Inc. - Class A* (Computers)	162	4,184
Linear Technology Corp. (Semiconductors)	324	7,348
LSI Logic Corp.* (Semiconductors)	1,134	4,366
Macrovision Solutions Corp.* (Entertainment)	162	1,795
Marvell Technology Group, Ltd.ADR* (Semiconductors)	810	5,638
McAfee, Inc.* (Internet)	243	7,910
MEMC Electronic Materials, Inc.* (Semiconductors)	405	7,444
Mentor Graphics Corp.* (Computers)	162	1,189
Microchip Technology, Inc. (Semiconductors)	324	7,980
Micron Technology, Inc.* (Semiconductors)	1,296	6,104
Micros Systems, Inc.* (Computers)	162	2,759
Microsemi Corp.* (Semiconductors)	162	3,522

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Technology UltraSector ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks, continued
Microsoft Corp. (Software)	14,013	$312,910
Motorola, Inc. (Telecommunications)	3,645	19,574
National Semiconductor Corp. (Semiconductors)	405	5,334
NCR Corp.* (Computers)	243	4,442
NetApp, Inc.* (Computers)	567	7,672
Novell, Inc.* (Software)	567	2,642
Novellus Systems, Inc.* (Semiconductors)	162	2,560
Nuance Communications, Inc.* (Software)	324	2,965
NVIDIA Corp.* (Semiconductors)	972	8,515
Omniture, Inc.* (Commercial Services)	162	1,863
ON Semiconductor Corp.* (Semiconductors)	648	3,311
Oracle Corp.* (Software)	6,804	124,445
Parametric Technology Corp.* (Software)	162	2,104
Perot Systems Corp. - Class A* (Computers)	162	2,331
Pitney Bowes, Inc. (Office/Business Equipment)	324	8,029
Plantronics, Inc. (Telecommunications)	81	1,170
PMC-Sierra, Inc.* (Semiconductors)	405	1,895
Polycom, Inc.* (Telecommunications)	162	3,404
Progress Software Corp.* (Software)	81	1,858
QLogic Corp.* (Semiconductors)	243	2,921
Qualcomm, Inc. (Telecommunications)	2,835	108,467
Quest Software, Inc.* (Software)	162	2,146
Rambus, Inc.* (Semiconductors)	162	1,482
Red Hat, Inc.* (Software)	324	4,312
SAIC, Inc.* (Commercial Services)	324	5,984
Salesforce.com, Inc.* (Software)	162	5,016
SanDisk Corp.* (Computers)	405	3,600
SBA Communications Corp. - Class A* (Telecommunications)	162	3,400
Seagate TechnologyADR (Computers)	810	5,484
Seagate Technology, Inc.*(a) (Computers)	126	0
Semtech Corp.* (Semiconductors)	81	982
Silicon Laboratories, Inc.* (Semiconductors)	81	2,103
Skyworks Solutions, Inc.* (Semiconductors)	243	1,733
Solera Holdings, Inc.* (Software)	81	2,016
SRA International, Inc. - Class A* (Computers)	81	1,497
Sun Microsystems, Inc.* (Computers)	1,296	5,962
Sybase, Inc.* (Software)	162	4,314
Symantec Corp.* (Internet)	1,458	18,342
Synopsys, Inc.* (Computers)	243	4,442
Tech Data Corp.* (Distribution/Wholesale)	81	1,737
Tellabs, Inc.* (Telecommunications)	648	2,748
Teradata Corp.* (Computers)	324	4,986
Teradyne, Inc.* (Semiconductors)	324	1,652
Texas Instruments, Inc. (Semiconductors)	2,268	44,362
Tibco Software, Inc.* (Internet)	324	1,669
Unisys Corp.* (Computers)	567	862
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	162	3,178
VeriFone Holdings, Inc.* (Software)	81	920
VeriSign, Inc.* (Internet)	324	6,869
VMware, Inc. – Class A* (Software)	81	2,511
Websense, Inc.* (Internet)	81	1,581
Western Digital Corp.* (Computers)	405	6,682
Xerox Corp. (Office/Business Equipment)	1,539	12,343
Xilinx, Inc. (Semiconductors)	486	8,952
Yahoo!, Inc.* (Internet)	2,187	28,037

TOTAL COMMON STOCKS (Cost $2,039,214)		2,370,004

	Principal Amount
Repurchase Agreements (34.2%)
Deutsche Bank, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $557,006 (Collateralized by $565,000 Federal National Mortgage Association, 5.00%, 3/15/16, market value $569,288)	$557,000	557,000
HSBC, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $495,005 (Collateralized by $555,000 Federal Home Loan Bank, 5.18%, 4/14/23, market value $509,394)	495,000	495,000
UBS, 0.06%, 11/3/08+, dated 10/31/08, with a repurchase price of $180,001 (Collateralized by $186,000 Federal Home Loan Mortgage Corp., 1.98%‡, 1/12/09, market value $185,268)	180,000	180,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,232,000)		1,232,000

TOTAL INVESTMENT SECURITIES (Cost $3,271,214)—100.1%		3,602,004
Net other assets (liabilities) — (0.1)%		(3,484)

NET ASSETS — 100.0%		$3,598,520

*	Non-income producing security
(a)	Escrowed security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at October 31, 2008.
ADR	American Depositary Receipt

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Technology Index terminating on 11/24/08	$3,030,332	$55,549

Technology UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2008:

Commercial Services	0.3%
Computers	19.8%
Distribution/Wholesale	0.2%

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Technology UltraSector ProFund	October 31, 2008
(unaudited)

Energy - Alternate Sources	0.3%
Entertainment	0.1%
Internet	6.5%
Machinery - Diversified	NM %
Office/Business Equipment	0.5%
Semiconductors	10.8%
Software	15.6%
Telecommunications	11.8%
Other**	34.1%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Telecommunications UltraSector ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks (52.0%)
AT&T, Inc. (Telecommunications)	17,840	$477,577
CenturyTel, Inc. (Telecommunications)	423	10,622
Cincinnati Bell, Inc.* (Telecommunications)	987	2,359
Embarq Corp. (Telecommunications)	564	16,920
Frontier Communications Corp. (Telecommunications)	1,316	10,015
Leap Wireless International, Inc.* (Telecommunications)	188	5,271
Leucadia National Corp. (Holding Companies - Diversified)	705	18,922
Level 3 Communications, Inc.* (Telecommunications)	6,345	6,662
MetroPCS Communications, Inc.* (Telecommunications)	752	10,332
NII Holdings, Inc. - Class B* (Telecommunications)	658	16,950
Qwest Communications International, Inc. (Telecommunications)	5,781	16,534
RCN Corp.* (Telecommunications)	141	909
Sprint Nextel Corp. (Telecommunications)	11,421	35,748
TeleCorp PCS, Inc. - Class A*(a) (Telecommunications)	140	0
Telephone & Data Systems, Inc. (Telecommunications)	235	6,310
Telephone & Data Systems, Inc. - Special Shares (Telecommunications)	188	5,151
tw telecom, Inc.* (Telecommunications)	611	4,326
US Cellular Corp.* (Telecommunications)	47	1,801
Verizon Communications, Inc. (Telecommunications)	11,750	348,622
Virgin Media, Inc. (Telecommunications)	1,222	7,039
Windstream Corp. (Telecommunications)	1,786	13,413

TOTAL COMMON STOCKS (Cost $861,601)		1,015,483

	Principal Amount
Repurchase Agreements (40.5%)
Deutsche Bank, 0.13%, 11/3/08, dated 10/31/08, with a repurchase price of $357,004 (Collateralized by $362,000 Federal National Mortgage Association, 5.00%, 3/15/16, market value $364,747)	$357,000	357,000
HSBC, 0.13%, 11/3/08, dated 10/31/08, with a repurchase price of $318,003 (Collateralized by $355,000 Federal Home Loan Bank, 5.18%, 4/14/23, market value $325,828)	318,000	318,000
UBS, 0.06%, 11/3/08, dated 10/31/08, with a repurchase price of $115,001 (Collateralized by $118,000 Federal Home Loan Mortgage Corp., 1.98%‡, 1/12/09, market value $117,536)	115,000	115,000

TOTAL REPURCHASE AGREEMENTS (Cost $790,000)		790,000

TOTAL INVESTMENT SECURITIES (Cost $1,651,601)—92.5%		1,805,483
Net other assets (liabilities) — 7.5%		145,990

NET ASSETS — 100.0%		$1,951,473

*	Non-income producing security
(a)	Escrowed security
‡	Represents the effective yield or interest rate in effect at October 31, 2008.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Telecommunications Index terminating on 11/24/08	$1,820,538	$(4,602)

Telecommunications UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2008:

Holding Companies - Diversified	1.0%
Telecommunications	51.0%
Other**	48.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Utilities UltraSector ProFund	October 31, 2008
(unaudited)

	Shares	Value
Common Stocks (62.3%)
AGL Resources, Inc. (Gas)	1,500	$45,600
Allegheny Energy, Inc. (Electric)	3,300	99,495
ALLETE, Inc. (Electric)	500	17,500
Alliant Energy Corp. (Electric)	2,200	64,636
Ameren Corp. (Electric)	4,200	136,290
American Electric Power, Inc. (Electric)	8,000	261,040
Aqua America, Inc. (Water)	2,700	48,600
Atmos Energy Corp. (Gas)	1,800	43,686
Avista Corp. (Electric)	1,000	19,860
Black Hills Corp. (Electric)	800	20,200
Calpine Corp.* (Electric)	7,100	83,070
CenterPoint Energy, Inc. (Electric)	6,000	69,120
Cleco Corp. (Electric)	1,200	27,612
CMS Energy Corp. (Electric)	4,500	46,125
Consolidated Edison, Inc. (Electric)	5,400	233,928
Constellation Energy Group, Inc. (Electric)	3,500	84,735
Covanta Holding Corp.* (Energy - Alternate Sources)	2,400	51,744
Dominion Resources, Inc. (Electric)	11,500	417,220
DPL, Inc. (Electric)	2,300	52,463
DTE Energy Co. (Electric)	3,300	116,490
Duke Energy Corp. (Electric)	25,000	409,500
Dynegy, Inc. - Class A* (Electric)	9,900	36,036
Edison International (Electric)	6,000	213,540
El Paso Electric Co.* (Electric)	900	16,668
Energen Corp. (Gas)	1,300	43,641
Entergy Corp. (Electric)	3,800	296,590
Equitable Resources, Inc. (Pipelines)	2,600	90,246
Exelon Corp. (Electric)	13,200	715,968
FirstEnergy Corp. (Electric)	6,100	318,176
FPL Group, Inc. (Electric)	7,500	354,300
Great Plains Energy, Inc. (Electric)	2,400	46,656
Hawaiian Electric Industries, Inc. (Electric)	1,700	45,254
IDACORP, Inc. (Electric)	900	23,994
Integrys Energy Group, Inc. (Electric)	1,500	71,400
ITC Holdings Corp. (Electric)	1,000	40,580
Mirant Corp.* (Electric)	3,700	64,824
National Fuel Gas Co. (Pipelines)	1,400	50,666
New Jersey Resources Corp. (Gas)	800	29,792
Nicor, Inc. (Gas)	900	41,589
NiSource, Inc. (Electric)	5,500	71,280
Northeast Utilities System (Electric)	3,100	69,936
Northwest Natural Gas Co. (Gas)	500	25,440
NorthWestern Corp. (Electric)	800	15,632
NRG Energy, Inc.* (Electric)	4,700	109,275
NSTAR (Electric)	2,100	69,405
ONEOK, Inc. (Gas)	1,900	60,610
Pepco Holdings, Inc. (Electric)	4,000	82,600
PG&E Corp. (Electric)	7,100	260,357
Piedmont Natural Gas Co., Inc. (Gas)	1,400	46,088
Pinnacle West Capital Corp. (Electric)	2,000	63,300
PNM Resources, Inc. (Electric)	1,600	15,600
Portland General Electric Co. (Electric)	1,200	24,624
PPL Corp. (Electric)	7,400	242,868
Progress Energy, Inc. (Electric)	5,200	204,724
Public Service Enterprise Group, Inc. (Electric)	10,100	284,315
Puget Energy, Inc. (Electric)	2,300	53,889
Questar Corp. (Pipelines)	3,400	117,164
Reliant Resources, Inc.* (Electric)	6,900	36,225
SCANA Corp. (Electric)	2,100	69,111
Sempra Energy (Gas)	4,600	195,914
Sierra Pacific Resources (Electric)	4,700	38,963
Southern Co. (Electric)	15,300	525,402
Southern Union Co. (Gas)	2,100	36,162
Southwest Gas Corp. (Gas)	900	23,508
Spectra Energy Corp. (Pipelines)	12,300	237,759
TECO Energy, Inc. (Electric)	4,000	46,160
The AES Corp.* (Electric)	13,300	106,001
The Williams Cos., Inc. (Pipelines)	11,500	241,155
UGI Corp. (Gas)	2,100	50,127
Unisource Energy Corp. (Electric)	700	19,306
Vectren Corp. (Gas)	1,600	40,320
Westar Energy, Inc. (Electric)	2,100	40,929
WGL Holdings, Inc. (Gas)	1,000	32,190
Wisconsin Energy Corp. (Electric)	2,300	100,050
Xcel Energy, Inc. (Electric)	8,500	148,070

TOTAL COMMON STOCKS (Cost $6,660,998)		8,653,293

	Principal Amount
Repurchase Agreements (39.4%)
Deutsche Bank, 0.13%, 11/3/08, dated 10/31/08, with a repurchase price of $2,478,027 (Collateralized by $2,509,000 Federal National Mortgage Association, 5.00%, 3/15/16, market value $2,528,041)	$2,478,000	2,478,000
HSBC, 0.13%, 11/3/08, dated 10/31/08, with a repurchase price of $2,202,024 (Collateralized by $2,214,000 Federal Farm Mortgage Corp., 5.50%, 7/15/11, market value $2,246,799)	2,202,000	2,202,000
UBS, 0.06%, 11/3/08, dated 10/31/08, with a repurchase price of $792,004 (Collateralized by $812,000 Federal Home Loan Mortgage Corp., 1.98%‡, 1/12/09, market value $808,805)	792,000	792,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,472,000)		5,472,000

TOTAL INVESTMENT SECURITIES (Cost $12,132,998)—101.7%		14,125,293
Net other assets (liabilities) — (1.7)%		(238,285)

NET ASSETS — 100.0%		$13,887,008

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at October 31, 2008.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Utilities Index terminating on 11/24/08	$12,232,301	$(136,925)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Utilities UltraSector ProFund	October 31, 2008
(unaudited)

Utilities UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2008:

Electric	51.1%
Energy - Alternate Sources	0.4%
Gas	5.1%
Pipelines	5.3%
Water	0.4%
Other**	37.7%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Short Oil & Gas ProFund	October 31, 2008
(unaudited)

	Principal Amount	Value
Repurchase Agreements (116.3%)
Deutsche Bank, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $5,810,063 (Collateralized by $5,883,000 Federal National Mortgage Association, 5.00%, 3/15/16, market value $5,927,645)	$5,810,000	$5,810,000
HSBC, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $5,165,056 (Collateralized by $5,287,000 of various U.S. Government Agency Obligations, 2.58%‡-5.50%, 4/27/09-7/15/11, market value $5,269,762)	5,165,000	5,165,000
UBS, 0.06%, 11/3/08+, dated 10/31/08, with a repurchase price of $1,857,009 (Collateralized by $1,903,000 Federal Home Loan Mortgage Corp., 1.98%‡, 1/12/09, market value $1,895,511)	1,857,000	1,857,000

TOTAL REPURCHASE AGREEMENTS (Cost $12,832,000)		12,832,000

TOTAL INVESTMENT SECURITIES (Cost $12,832,000)—116.3%		12,832,000
Net other assets (liabilities) — (16.3)%		(1,802,509)

NET ASSETS — 100.0%		$11,029,491

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at October 31, 2008.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & Gas Index terminating on 11/24/08	$(11,081,545)	$(2,346,864)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Short Precious Metals ProFund	October 31, 2008
(unaudited)

	Principal Amount	Value
Repurchase Agreements (122.9%)
Deutsche Bank, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $5,913,064 (Collateralized by $5,987,000 Federal National Mortgage Association, 5.00%, 3/15/16, market value $6,032,435)	$5,913,000	$5,913,000
HSBC, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $5,256,057 (Collateralized by $5,373,000 of various U.S. Government Agency Obligations, 2.58%‡-5.50%, 4/27/09-7/15/11, market value $5,362,406)	5,256,000	5,256,000
UBS, 0.06%, 11/3/08+, dated 10/31/08, with a repurchase price of $1,889,009 (Collateralized by $1,935,000 Federal Home Loan Mortgage Corp., 1.98%‡, 1/12/09, market value $1,927,385)	1,889,000	1,889,000

TOTAL REPURCHASE AGREEMENTS (Cost $13,058,000)		13,058,000

TOTAL INVESTMENT SECURITIES (Cost $13,058,000)—122.9%		13,058,000
Net other assets (liabilities) — (22.9)%		(2,437,242)

NET ASSETS — 100.0%		$10,620,758

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at October 31, 2008.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones Precious Metals Index terminating on 11/24/08	$(10,601,043)	$(3,138,502)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Short Real Estate ProFund	October 31, 2008
(unaudited)

	Principal Amount	Value
Repurchase Agreements (131.8%)
Deutsche Bank, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $20,948,227 (Collateralized by $21,207,000 Federal National Mortgage Association, 5.00%, 3/15/16, market value $21,367,938)	$20,948,000	$20,948,000
HSBC, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $18,621,202 (Collateralized by $19,105,000 of various Federal National Mortgage Association Securities, 0.93‡%-2.58%‡, 12/8/08-4/27/09, market value $18,994,149)	18,621,000	18,621,000
UBS, 0.06%, 11/3/08+, dated 10/31/08, with a repurchase price of $6,687,033 (Collateralized by $6,848,000 Federal Home Loan Mortgage Corp., 1.98%‡, 1/12/09, market value $6,821,051)	6,687,000	6,687,000

TOTAL REPURCHASE AGREEMENTS (Cost $46,256,000)		46,256,000

TOTAL INVESTMENT SECURITIES (Cost $46,256,000)—131.8%		46,256,000
Net other assets (liabilities) — (31.8)%		(11,168,923)

NET ASSETS — 100.0%		$35,087,077

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at October 31, 2008.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Real Estate Index terminating on 11/24/08	$(35,156,549)	$(11,169,694)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
U.S. Government Plus ProFund	October 31, 2008
(unaudited)

	Principal Amount	Value
U.S. Treasury Obligations (75.0%)
U.S. Treasury Bonds, 4.50%, 5/15/38	$34,800,000	$35,523,188

TOTAL U.S. TREASURY OBLIGATIONS (Cost $36,179,235)		35,523,188

Repurchase Agreements (30.1%)
Deutsche Bank, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $6,463,070 (Collateralized by $6,543,000 Federal National Mortgage Association, 5.00%, 3/15/16, market value $6,592,654)	6,463,000	6,463,000
HSBC, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $5,745,062 (Collateralized by $5,893,000 of various U.S. Government Agency Obligations, 2.58%‡-5.50%, 4/27/09-7/15/11, market value $5,860,482)	5,745,000	5,745,000
UBS, 0.06%, 11/3/08+, dated 10/31/08, with a repurchase price of $2,065,010 (Collateralized by $2,115,000 Federal Home Loan Mortgage Corp., 1.98%‡, 1/12/09, market value $2,106,677)	2,065,000	2,065,000

TOTAL REPURCHASE AGREEMENTS (Cost $14,273,000)		14,273,000

TOTAL INVESTMENT SECURITIES (Cost $50,452,235)—105.1%		49,796,188

Net other assets (liabilities) — (5.1)%		(2,397,796)

NET ASSETS — 100.0%		$47,398,392

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at October 31, 2008.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
30-Year U.S. Treasury Bond Futures Contract expiring 12/19/08 (Underlying notional amount at value $1,243,688)	11	$(8,267)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Total Return Swap Agreement based on the 30-Year U.S. Treasury Bond (4.50% due 2/15/38) terminating on 11/24/08	$22,661,344	$(1,585,500)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Rising Rates Opportunity 10 ProFund	October 31, 2008
(unaudited)

	Principal Amount	Value
Repurchase Agreements (99.7%)
Deutsche Bank, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $16,095,174 (Collateralized by $16,294,000 Federal National Mortgage Association, 5.00%, 3/15/16, market value $16,417,653)	$16,095,000	$16,095,000
HSBC, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $14,307,155 (Collateralized by $14,586,000 of various U.S. Government Agency Obligations, 0.93%‡-5.50%, 12/8/08-7/15/11, market value $14,594,273)	14,307,000	14,307,000
UBS, 0.06%, 11/3/08+, dated 10/31/08, with a repurchase price of $5,137,026 (Collateralized by $5,262,000 Federal Home Loan Mortgage Corp., 1.98%‡, 1/12/09, market value $5,241,293)	5,137,000	5,137,000

TOTAL REPURCHASE AGREEMENTS (Cost $35,539,000)		35,539,000

	Contracts
Options Purchased (NM)
10-Year U.S. Treasury Note Call Option 148 expiring 11/22/08	50	180

TOTAL OPTIONS PURCHASED (Cost $1,654)		180

TOTAL INVESTMENT SECURITIES (Cost $35,540,654)—99.7%		35,539,180
Net other assets (liabilities) — 0.3%		92,158

NET ASSETS — 100.0%		$35,631,338

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at October 31, 2008.
NM	Not meaningful, amount is less than 0.05%.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
10-Year U.S. Treasury Bond Futures Contract expiring 12/19/08 (Underlying notional amount at value $1,583,969)	14	$47,571

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Total Return Swap Agreement based on the 10-Year U.S. Treasury Note (4.00% due 8/15/18) terminating on 11/24/08	$(34,195,906)	$54,903

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Rising Rates Opportunity ProFund	October 31, 2008
(unaudited)

	Principal Amount	Value
Repurchase Agreements (98.8%)
Deutsche Bank, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $89,491,969 (Collateralized by $89,928,000 of various U.S. Government Agency Obligations, 3.65%-5.00%, 6/2/10-3/15/16, market value $91,281,555)	$89,491,000	$89,491,000
HSBC, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $79,547,862 (Collateralized by $129,427,000 of various U.S. Government Agency Obligations, 2.07%‡-6.78%‡, 11/19/08-5/15/30, market value $81,137,990)	79,547,000	79,547,000
UBS, 0.06%, 11/3/08+, dated 10/31/08, with a repurchase price of $28,559,143 (Collateralized by $29,246,000 Federal Home Loan Mortgage Corp., 1.98%‡, 1/12/09, market value $29,130,909)	28,559,000	28,559,000

TOTAL REPURCHASE AGREEMENTS (Cost $197,597,000)		197,597,000

	Contracts
Options Purchased (NM)
30-Year U.S. Treasury Bond Call Option 155 expiring 11/22/08	200	721

TOTAL OPTIONS PURCHASED (Cost $6,614)		721

TOTAL INVESTMENT SECURITIES (Cost $197,603,614)—98.8%		197,597,721
Net other assets (liabilities) — 1.2%		2,339,660

NET ASSETS — 100.0%		$199,937,381

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at October 31, 2008.
NM	Not meaningful, amount is less than 0.05%.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
30-Year U.S. Treasury Bond Futures Contract expiring 12/19/08 (Underlying notional amount at value $18,994,500)	168	$566,438

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Total Return Swap Agreement based on the 30-Year U.S. Treasury Bond (4.50% due 2/15/38) terminating on 11/24/08	$(238,250,344)	$2,991,942

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Rising U.S. Dollar ProFund	October 31, 2008
(unaudited)

	Principal Amount	Value
Repurchase Agreements (92.8%)
Deutsche Bank, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $15,019,163 (Collateralized by $15,205,000 Federal National Mortgage Association, 5.00%, 3/15/16, market value $15,320,389)	$15,019,000	$15,019,000
HSBC, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $13,350,145 (Collateralized by $13,659,000 of various U.S. Government Agency Obligations, 2.07%‡-5.50%, 1/28/09-7/15/11, market value $13,618,524)	13,350,000	13,350,000
UBS, 0.06%, 11/3/08+, dated 10/31/08, with a repurchase price of $4,794,024 (Collateralized by $4,911,000 Federal Home Loan Mortgage Corp., 1.98%‡, 1/12/09, market value $4,891,674)	4,794,000	4,794,000

TOTAL REPURCHASE AGREEMENTS (Cost $33,163,000)		33,163,000

TOTAL INVESTMENT SECURITIES (Cost $33,163,000)—92.8%		33,163,000
Net other assets (liabilities) — 7.2%		2,567,919

NET ASSETS — 100.0%		$35,730,919

+	All or a portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at October 31, 2008.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
U.S. Dollar Index Futures Contract expiring 12/17/08 (Underlying notional amount at value $5,967,810)	69	$366,176

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Rising U.S. Dollar ProFund	October 31, 2008
(unaudited)

At October 31, 2008, the Rising U.S. Dollar ProFund’s forward currency contracts were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British Sterling Pound vs. U.S. Dollar	11/7/08	2,338,305	$3,764,313	$3,760,609	$3,704
Canadian Dollar vs. U.S. Dollar	11/7/08	3,628,455	2,905,499	3,011,607	(106,108)
Euro vs. U.S. Dollar	11/7/08	14,389,550	18,431,547	18,332,667	98,880
Japanese Yen vs. U.S. Dollar	11/7/08	425,977,801	4,392,882	4,326,357	66,525
Swedish Krona vs. U.S. Dollar	11/7/08	10,535,722	1,367,071	1,358,154	8,917
Swiss Franc vs. U.S. Dollar	11/7/08	1,351,084	1,177,005	1,165,595	11,410

Total Short Contracts			$32,038,317	$31,954,989	$83,328

Long:
British Sterling Pound vs. U.S. Dollar	11/7/08	168,319	$275,000	$270,702	$(4,298)
Canadian Dollar vs. U.S. Dollar	11/7/08	276,391	225,000	229,404	4,404
Euro vs. U.S. Dollar	11/7/08	1,081,501	1,400,000	1,377,861	(22,139)
Japanese Yen vs. U.S. Dollar	11/7/08	29,146,470	300,000	296,020	(3,980)
Swedish Krona vs. U.S. Dollar	11/7/08	759,435	100,000	97,898	(2,102)
Swiss Franc vs. U.S. Dollar	11/7/08	113,050	100,000	97,530	(2,470)

Total Long Contracts			$2,400,000	$2,369,415	$(30,585)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Falling U.S. Dollar ProFund	October 31, 2008
(unaudited)

	Principal Amount	Value
Repurchase Agreements (117.6%)
Deutsche Bank, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $12,049,131 (Collateralized by $12,198,000 Federal National Mortgage Association, 5.00%, 3/15/16, market value $12,290,569)	$12,049,000	$12,049,000
HSBC, 0.13%, 11/3/08+, dated 10/31/08, with a repurchase price of $10,709,116 (Collateralized by $11,093,000 of various U.S. Government Agency Obligations, 2.07%‡-5.18%, 1/28/09-4/14/23, market value $10,928,902)	10,709,000	10,709,000
UBS, 0.06%, 11/3/08+, dated 10/31/08, with a repurchase price of $3,849,019 (Collateralized by $3,943,000 Federal Home Loan Mortgage Corp., 1.98%‡, 1/12/09, market value $3,927,483)	3,849,000	3,849,000

TOTAL REPURCHASE AGREEMENTS (Cost $26,607,000)		26,607,000

TOTAL INVESTMENT SECURITIES (Cost $26,607,000)—117.6%		26,607,000
Net other assets (liabilities) — (17.6)%		(3,981,824)

NET ASSETS — 100.0%		$22,625,176

+	All or a portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at October 31, 2008.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
U.S. Dollar Index Futures Contract expiring 12/17/08 (Underlying notional amount at value $6,832,710)	79	$(4,828)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Falling U.S. Dollar ProFund	October 31, 2008
(unaudited)

At October 31, 2008, the Falling U.S. Dollar ProFund’s forward currency contracts were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Long:
British Sterling Pound vs. U.S. Dollar	11/7/08	1,182,189	$1,903,144	$1,901,271	$(1,873)
Canadian Dollar vs. U.S. Dollar	11/7/08	1,845,706	1,477,956	1,531,931	53,975
Euro vs. U.S. Dollar	11/7/08	7,194,680	9,215,651	9,166,212	(49,439)
Japanese Yen vs. U.S. Dollar	11/7/08	218,437,475	2,252,630	2,218,516	(34,114)
Swedish Krona vs. U.S. Dollar	11/7/08	5,267,100	683,437	678,979	(4,458)
Swiss Franc vs. U.S. Dollar	11/7/08	680,560	592,874	587,127	(5,747)

Total Long Contracts			$16,125,692	$16,084,036	$(41,656)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS

Notes to Schedules of Portfolio Investments

October 31, 2008

(unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997 and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying schedules of portfolio investments relate to the following portfolios of the Trust: Bull ProFund, Mid-Cap ProFund, Small-Cap ProFund, NASDAQ-100 ProFund, Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund, Europe 30 ProFund, UltraBull ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, UltraDow 30 ProFund, UltraNASDAQ-100 ProFund, UltraInternational ProFund, UltraEmerging Markets ProFund, UltraLatin America ProFund, UltraChina ProFund, UltraJapan ProFund, Bear ProFund, Short Small-Cap ProFund, Short NASDAQ-100 ProFund, UltraBear ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, UltraShort Dow 30 ProFund, UltraShort NASDAQ-100 ProFund, UltraShort International ProFund, UltraShort Emerging Markets ProFund, UltraShort Latin America ProFund, UltraShort China ProFund, UltraShort Japan ProFund, Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Biotechnology UltraSector ProFund, Consumer Goods UltraSector ProFund, Consumer Services UltraSector ProFund, Financials UltraSector ProFund, Health Care UltraSector ProFund, Industrials UltraSector ProFund, Internet UltraSector ProFund, Mobile Telecommunications UltraSector ProFund, Oil & Gas UltraSector ProFund, Oil Equipment, Services & Distribution UltraSector ProFund, Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, Real Estate UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFund, Telecommunications UltraSector ProFund, Utilities UltraSector ProFund, Short Oil & Gas ProFund, Short Precious Metals ProFund, Short Real Estate ProFund, U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund, Rising Rates Opportunity ProFund, Rising U.S. Dollar ProFund and Falling U.S. Dollar ProFund (collectively, the “ProFunds” and individually, a “ProFund”). Each ProFund is a “non-diversified” series of the Trust pursuant to the 1940 Act. Each ProFund (except U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund and Rising Rates Opportunity ProFund) offers two classes of shares: the Investor Class and the Service Class. The U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund and Rising Rates Opportunity ProFund offers three classes of shares: the Investor Class, Service Class and Class A.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its schedules of portfolio investments. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of schedules of portfolio investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The ProFunds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

October 31, 2008

(unaudited)

Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives (e.g., futures contracts, options and swap agreements) are generally valued using third party pricing services or other procedures approved by the Trust’s Board of Trustees. Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund is determined. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

When ProFund Advisors LLC (the “Advisor”) determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

The ProFunds will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds will be monitored by the Advisor. The repurchase price is greater than the price paid by the ProFund, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The collateral underlying the repurchase agreement is held by the ProFund’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement.

Real Estate Investment Trusts

The ProFunds, other than U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund and Rising Rates Opportunity ProFund, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Short Sales

The ProFunds may engage in short sales. When a ProFund engages in a short sale, the ProFund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss. This risk is potentially unlimited, as a ProFund that sells a security short without hedging will be exposed to any market value increase in the security sold short. As of October 31, 2008, there were no short sale transactions.

When-Issued and Delayed-Delivery Securities

Each ProFund may purchase securities on a when-issued or delayed-delivery basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund will record the

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

October 31, 2008

(unaudited)

transaction and thereafter reflect the value of the securities, each day, in determining the ProFund’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian or designate collateral on the ProFund’s records as collateral for such when-issued securities.

Futures Contracts and Related Options

The ProFunds may purchase or sell stock index futures contracts or bond futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contract, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When a ProFund purchases a put or call option on a futures contract, the ProFund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is segregated as cash balances with brokers for futures contracts, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund as unrealized gains or losses. The ProFund will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss. The face or contract amounts reflect the extent of the total exposure each ProFund has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Options

The ProFunds may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All options on stock indexes held as of October 31, 2008 are exchange traded.

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds may buy or sell put and call options on foreign currencies, either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. As of October 31, 2008 the Rising U.S. Dollar and Falling U.S. Dollar ProFunds did not hold any foreign currency options.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund will realize a gain or loss upon the expiration or closing of the option transaction.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

October 31, 2008

(unaudited)

Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index or foreign currencies selected, as applicable, the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds did not write options during the period.

Foreign Currency Transactions

The accounting records of the ProFunds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Forward Currency Contracts

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The ProFund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Swap Agreements

The ProFunds may enter into swap agreements, primarily total return swaps, for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

A total return swap is a bilateral agreement where one party (payer) agrees to pay the other (receiver) the total return on a specified asset or index in exchange for a fixed or floating rate of return. A total return swap allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the total return swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount, whether positive or negative, of a ProFund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and, in the case that a ProFund has a net obligation, an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess, is maintained in a segregated account by the ProFund’s

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

October 31, 2008

(unaudited)

custodian. When a ProFund is a total return receiver, the net amount of the gain or loss on the notional amount plus dividends or interest associated with the reference asset less the interest owed on the notional amount are recorded as “unrealized gain or loss on swap agreements” until the swap agreement is settled in cash. When the ProFund is a payer of the total return, the ProFund pays the return of the index plus related dividends or interest and receives interest on the notional amount outstanding. These amounts are netted to determine the value of the swap. When cash is exchanged, which is generally no later than monthly, the net gain or loss realized is recorded as “realized gains or losses on swap agreements”.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss. The notional amounts reflect the extent of the total investment exposure each ProFund has under the swap agreement which may exceed the net asset value of the ProFund. The primary risks associated with the use of swap agreements are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. A ProFund bears the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A ProFund will enter into swap agreements only with large, established and well capitalized financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFunds may use various techniques to minimize credit risk including early termination or reset and payment, using different counterparties and limiting the net amount due from any individual counterparty.

The ProFund collateralizes swap agreements with cash and certain securities as indicated on the Schedule of Portfolio Investments. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund. In the event of a default by the counterparty, the ProFund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. The ProFund remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund may obtain only limited recovery or may obtain no recovery in such circumstances.

Investment Transactions

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period.

3.	Investment Valuation Summary

The inputs used for valuing the ProFunds’ investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the ProFunds’ own assumptions in determining the fair value of investments)

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

October 31, 2008

(unaudited)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, short-term debt securities maturing in sixty days or less are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the valuations as of October 31, 2008 for each ProFund based upon the three levels defined above:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs			Total
	Investment Securities	Other Financial Instruments*	Investment Securities	Repurchase Agreements	Other Financial Instruments*	Investment Securities, including Repurchase Agreements	Other Financial Instruments*
Bull ProFund	$37,712,228	$(3,606,006)	$—	$6,930,000	$—	$44,642,228	$(3,606,006)
Mid-Cap ProFund	7,193,660	(316,325)	—	2,098,000	164,388	9,291,660	(151,937)
Small-Cap ProFund	15,627,692	7,074	27,264	6,343,000	473,345	21,997,956	480,419
NASDAQ-100 ProFund	19,320,477	19,108	—	865,000	—	20,185,477	19,108
Large-Cap Value ProFund	13,113,526	—	—	—	—	13,113,526	—
Large-Cap Growth ProFund	8,192,551	—	—	—	—	8,192,551	—
Mid-Cap Value ProFund	9,745,292	—	—	72,000	—	9,817,292	—
Mid-Cap Growth ProFund	6,069,426	—	—	133,000	—	6,202,426	—
Small-Cap Value ProFund	78,548,195	—	10,146	99,000	—	78,657,341	—
Small-Cap Growth ProFund	8,620,280	—	—	117,000	—	8,737,280	—
Europe 30 ProFund	4,818,144	8,016	—	210,000	—	5,028,144	8,016
UltraBull ProFund	62,858,608	(3,737,475)	—	12,956,000	2,138,028	75,814,608	(1,599,447)
UltraMid-Cap ProFund	13,606,315	(5,139,823)	—	5,842,000	1,482,950	19,448,315	(3,656,873)
UltraSmall-Cap ProFund	22,959,482	424,130	38,257	6,066,000	1,150,676	29,063,739	1,574,806
UltraDow 30 ProFund	11,609,454	717,295	—	5,868,000	218,821	17,477,454	936,116
UltraNASDAQ-100 ProFund	67,770,279	(8,968,199)	—	20,285,000	1,690,799	88,055,279	(7,277,400)
UltraInternational ProFund	—	(94,913)	—	10,387,000	123,325	10,387,000	28,412
UltraEmerging Markets ProFund	33,524,964	—	—	19,381,000	(707,621)	52,905,964	(707,621)
UltraLatin America ProFund	9,321,665	—	—	2,308,000	(249,618)	11,629,665	(249,618)
UltraChina ProFund	4,157,027	—	—	1,843,000	(6,856)	6,000,027	(6,856)
UltraJapan ProFund	—	(278,714)	10,142	17,483,000	134,974	17,493,142	(143,740)
Bear ProFund	—	7,247,320	1,967	131,365,000	(15,889,139)	131,366,967	(8,641,819)
Short Small-Cap ProFund	—	406,879	1,378	8,671,000	(926,045)	8,672,378	(519,166)
Short NASDAQ-100 ProFund	—	262,032	146	29,930,000	(671,467)	29,930,146	(409,435)
UltraBear ProFund	—	33,714,756	3,709	229,142,000	(50,737,358)	229,145,709	(17,022,602)
UltraShort Mid-Cap ProFund	—	2,818,248	328	11,193,000	(2,821,821)	11,193,328	(3,573)
UltraShort Small-Cap ProFund	—	6,829,250	4,838	50,779,000	(4,054,963)	50,783,838	2,774,287
UltraShort Dow 30 ProFund	—	4,069,585	3,208	13,508,000	(805,413)	13,511,208	3,264,172
UltraShort NASDAQ-100 ProFund	—	8,130,006	787	94,793,000	(19,306,990)	94,793,787	(11,176,984)
UltraShort International ProFund	—	(296,739)	—	41,134,000	(14,876,072)	41,134,000	(15,172,811)
UltraShort Emerging Markets ProFund	—	(19,520)	—	39,732,000	(8,364,199)	39,732,000	(8,383,719)
UltraShort Latin America ProFund	—	—	—	10,027,000	(1,819,351)	10,027,000	(1,819,351)
UltraShort China ProFund	—	—	—	5,667,000	(841,703)	5,667,000	(841,703)
UltraShort Japan ProFund	—	6,811,723	8,750	7,923,000	(151,249)	7,931,750	6,660,474
Banks UltraSector ProFund	7,667,658	—	—	3,640,000	277,926	11,307,658	277,926
Basic Materials UltraSector ProFund	18,750,228	—	27,375	9,837,000	284,161	28,614,603	284,161
Biotechnology UltraSector ProFund	24,190,850	—	—	11,765,000	136,824	35,955,850	136,824
Consumer Goods UltraSector ProFund	974,070	—	81	713,000	31,415	1,687,151	31,415
Consumer Services UltraSector ProFund	705,224	—	—	319,000	22,914	1,024,224	22,914
Financials UltraSector ProFund	8,775,137	—	—	3,124,000	718,519	11,899,137	718,519
Health Care UltraSector ProFund	4,933,056	—	—	1,723,000	144,007	6,656,056	144,007
Industrials UltraSector ProFund	854,575	—	—	249,000	17,371	1,103,575	17,371
Internet UltraSector ProFund	2,021,494	—	—	1,065,000	57,405	3,086,494	57,405
Mobile Telecommunications UltraSector ProFund	770,765	—	—	425,000	(35,565)	1,195,765	(35,565)
Oil & Gas UltraSector ProFund	39,849,171	—	—	20,072,000	296,495	59,921,171	296,495
Oil Equipment, Services & Distribution UltraSector ProFund	8,121,506	—	—	3,207,000	(21,525)	11,328,506	(21,525)
Pharmaceuticals UltraSector ProFund	2,118,213	—	—	1,608,000	61,884	3,726,213	61,884
Precious Metals UltraSector ProFund	—	—	—	65,740,000	(5,128,842)	65,740,000	(5,128,842)
Real Estate UltraSector ProFund	4,909,198	—	3,732	2,018,000	359,448	6,930,930	359,448
Semiconductor UltraSector ProFund	2,095,719	—	—	2,749,000	172,105	4,844,719	172,105
Technology UltraSector ProFund	2,370,004	—	—	1,232,000	55,549	3,602,004	55,549
Telecommunications UltraSector ProFund	1,015,483	—	—	790,000	(4,602)	1,805,483	(4,602)
Utilities UltraSector ProFund	8,653,293	—	—	5,472,000	(136,925)	14,125,293	(136,925)
Short Oil & Gas ProFund	—	—	—	12,832,000	(2,346,864)	12,832,000	(2,346,864)
Short Precious Metals ProFund	—	—	—	13,058,000	(3,138,502)	13,058,000	(3,138,502)
Short Real Estate ProFund	—	—	—	46,256,000	(11,169,694)	46,256,000	(11,169,694)
U.S. Government Plus ProFund	35,523,188	(8,267)	—	14,273,000	(1,585,500)	49,796,188	(1,593,767)
Rising Rates Opportunity 10 ProFund	—	47,571	180	35,539,000	54,903	35,539,180	102,474
Rising Rates Opportunity ProFund	—	566,438	721	197,597,000	2,991,942	197,597,721	3,558,380
Rising U.S. Dollar ProFund	—	366,176	—	33,163,000	52,743	33,163,000	418,919
Falling U.S. Dollar ProFund	—	(4,828)	—	26,607,000	(41,656)	26,607,000	(46,484)

*	Other financial instruments would include any derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

October 31, 2008

(unaudited)

4.	Investment Risks

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. The risk of concentrating investments is that a ProFund will be more susceptible to risks associated with that concentration than a ProFund that is more diversified. With respect to the UltraSector ProFunds, a ProFund may have significant exposure to an individual company that constitutes a significant portion of that ProFund’s benchmark index. Such a ProFund will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the index. Each ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the index or security underlying its benchmark and to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds may be more volatile than a more geographically diversified ProFund. The Schedules of Portfolio Investments include information on each ProFund’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a ProFund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective. A number of factors may adversely affect a ProFund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items and accounting standards. A ProFund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a ProFund may invest in securities or financial instruments not included in the index underlying its benchmark. A ProFund may be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the ProFunds’ ability to meet their daily investment objective on that day. Each ProFund seeks to rebalance its portfolio daily to keep leverage consistent with each ProFund’s daily investment objective.

Certain ProFunds are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These ProFunds are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFunds’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a ProFund to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a difference in the performance relative to the index performance times the stated fund multiple.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

October 31, 2008

(unaudited)

Counterparty Risk

The ProFunds will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the ProFunds. A ProFund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds typically enter into transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality.

Leverage Risk

Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options on stock indexes and short sales, all may be used to create leverage. While only certain ProFunds employ leverage to the extent that the ProFunds’ exposure to the markets exceed the net assets of the ProFund, all of the ProFunds may use leveraged investment techniques to achieve its investment objective.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFunds might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying benchmark.

5.	Federal Income Tax Information

At October 31, 2008, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Bull ProFund	$62,888,441	$—	$(18,246,213)	$(18,246,213)
Mid-Cap ProFund	10,356,779	404,578	(1,469,697)	(1,065,119)
Small-Cap ProFund	25,813,160	749,742	(4,564,946)	(3,815,204)
NASDAQ-100 ProFund	22,762,432	—	(2,576,955)	(2,576,955)
Large-Cap Value ProFund	16,977,806	1,123,304	(4,987,584)	(3,864,280)
Large-Cap Growth ProFund	9,719,684	—	(1,527,133)	(1,527,133)
Mid-Cap Value ProFund	13,122,455	903,858	(4,209,021)	(3,305,163)
Mid-Cap Growth ProFund	7,714,803	—	(1,512,377)	(1,512,377)
Small-Cap Value ProFund	110,501,448	3,469,747	(35,313,854)	(31,844,107)
Small-Cap Growth ProFund	12,442,414	—	(3,705,134)	(3,705,134)
Europe 30 ProFund	8,512,228	—	(3,484,084)	(3,484,084)
UltraBull ProFund	103,501,419	—	(27,686,811)	(27,686,811)
UltraMid-Cap ProFund	24,796,771	—	(5,348,456)	(5,348,456)
UltraSmall-Cap ProFund	35,500,283	2,300,929	(8,737,473)	(6,436,544)
UltraDow 30 ProFund	19,426,759	—	(1,949,305)	(1,949,305)
UltraNASDAQ-100 ProFund	139,119,060	—	(51,063,781)	(51,063,781)
UltraInternational ProFund	10,387,000	—	—	—
UltraEmerging Markets ProFund	83,244,992	24	(30,339,052)	(30,339,028)
UltraLatin America ProFund	19,243,024	220,796	(7,834,155)	(7,613,359)
UltraChina ProFund	9,080,632	49,368	(3,129,973)	(3,080,605)
UltraJapan ProFund	17,507,650	—	—	—
Bear ProFund	131,370,185	—	—	—
Short Small-Cap ProFund	8,674,461	—	—	—
Short NASDAQ-100 ProFund	29,930,363	—	—	—
UltraBear ProFund	229,151,775	—	—	—
UltraShort Mid-Cap ProFund	11,194,180	—	—	—
UltraShort Small-Cap ProFund	50,790,288	—	—	—
UltraShort Dow 30 ProFund	13,514,875	—	—	—
UltraShort NASDAQ-100 ProFund	94,794,958	—	—	—
UltraShort International ProFund	41,134,000	—	—	—
UltraShort Emerging Markets ProFund	39,732,000	—	—	—
UltraShort Latin America	10,027,000	—	—	—
UltraShort China ProFund	5,667,000	—	—	—
UltraShort Japan ProFund	7,940,400	—	—	—
Banks UltraSector ProFund	14,638,265	—	(3,330,607)	(3,330,607)
Basic Materials UltraSector ProFund	50,851,290	1,839,384	(24,076,071)	(22,236,687)
Biotechnology UltraSector ProFund	35,341,826	922,288	(308,264)	614,024
Consumer Goods UltraSector ProFund	1,735,964	22,732	(71,545)	(48,813)
Consumer Services UltraSector ProFund	1,293,492	31,997	(301,265)	(269,268)
Financials UltraSector ProFund	17,755,587	777,374	(6,633,824)	(5,856,450)
Health Care UltraSector ProFund	7,051,725	—	(395,669)	(395,669)
Industrials UltraSector ProFund	1,333,203	79,459	(309,087)	(229,628)
Internet UltraSector ProFund	3,502,664	—	(416,170)	(416,170)
Mobile Telecommunications UltraSector ProFund	4,607,488	—	(3,411,723)	(3,411,723)
Oil & Gas UltraSector ProFund	45,938,804	14,807,797	(825,430)	13,982,367
Oil Equipment, Services & Distribution UltraSector ProFund	16,671,749	480,173	(5,823,416)	(5,343,243)
Pharmaceuticals UltraSector ProFund	4,223,963	—	(497,750)	(497,750)
Precious Metals UltraSector ProFund	65,740,000	—	—	—
Real Estate UltraSector ProFund	7,854,115	—	(923,185)	(923,185)
Semiconductor UltraSector ProFund	8,036,436	—	(3,191,717)	(3,191,717)
Technology UltraSector ProFund	4,183,292	—	(581,288)	(581,288)
Telecommunications UltraSector ProFund	2,684,534	—	(879,051)	(879,051)
Utilities UltraSector ProFund	14,285,718	—	(160,425)	(160,425)
Short Oil & Gas ProFund	12,832,000	—	—	—
Short Precious Metals ProFund	13,058,000	—	—	—
Short Real Estate ProFund	46,256,000	—	—	—
U.S. Government Plus ProFund	50,861,287	21,872	(1,086,971)	(1,065,099)
Rising Rates Opportunity 10 ProFund	35,540,654	—	—	—
Rising Rates Opportunity ProFund	197,603,614	—	—	—
Rising U.S. Dollar ProFund	33,163,000	—	—	—
Falling U.S. Dollar ProFund	26,607,000	—	—	—

6.	Credit Event

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the ProFunds transacted business with subsidiaries of Lehman (together with Lehman Brothers Holdings, Inc., “Lehman”) as counterparties for certain derivative transactions and a broker-dealer for certain investment transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after September 15. Settlement of these derivative and investment transactions has been delayed due to Lehman’s bankruptcy proceedings.

To the extent Lehman fails to pay the ProFunds in connection with the settlement of such transactions, the Advisor has agreed to reimburse the ProFunds for any such losses. At this time, management estimates the full amounts owed to the ProFunds to be recoverable. Management, on behalf of the ProFunds, is pursuing collecting the full amounts directly from Lehman. Any shortfall in payments from Lehman will be paid by the Advisor in support of the full carrying value of these outstanding receivables on the ProFunds’ financial statements. Further, management has determined that the Advisor has a sufficient financial ability to cover any shortfall in payments from Lehman, including the full amount of such outstanding balances if necessary. Accordingly, no loss is expected to be realized by the ProFunds. To the extent that the Advisor is required to make a payment to the ProFunds in support of shortfall payments from Lehman, such amounts will be separately presented and disclosed in the applicable financial statements and related notes to financial statements.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer and Principal Financial Officer

Date	December 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Louis M. Mayberg
Louis M. Mayberg, President and Principal Executive Officer

Date	December 23, 2008

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer and Principal Financial Officer

Date	December 23, 2008

*	Print the name and title of each signing officer under his or her signature.